Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust I
Entity Central Index Key	0000773757
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000032838
Shareholder Report [Line Items]
Fund Name	Columbia Balanced Fund
Class Name	Class A
Trading Symbol	CBLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Balanced Fund (the Fund) for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$97	0.91%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocations | Allocations to the consumer discretionary, communication services and real estate sectors boosted the Fund’s equity performance during the period. Smaller allocations to the consumer staples sector and larger allocations to the health care sector also contributed to equity performance. Sector allocation was the biggest driver of positive fixed-income performance with non-agency residential mortgage-backed securities (RMBS) contributing the most. Positioning in asset-backed securities (ABS) was additive, highlighted by holdings of collateralized loan obligations, fixed auto and other fixed ABS. Exposures to non-agency commercial mortgage-backed securities (CMBS) and high-yield corporates were also additive.

Stock selection | Positions in Marvell Technology, a semiconductor company focused on data infrastructure and networking chips; Dell Technologies, a provider of personal computing and enterprise infrastructure solutions; and Applied Materials, a supplier of semiconductor manufacturing equipment and services, were among the top contributors to the Fund's equity performance. Security selection within ABS, CMBS and investment-grade corporate utilities contributed to the Fund’s performance in the fixed-income segment of the portfolio.

Top Performance Detractors

Allocations | Allocations to the industrials, health care and energy sectors hurt the Fund’s equity performance during the period. Larger weightings to the financials and communication services sectors detracted from equity performance. Security selection within agency collateralized mortgage obligations and investment-grade corporates detracted from the Fund’s fixed-income performance. Duration and yield-curve positioning also detracted from fixed-income performance primarily due to the duration and yield curve positioning of mortgage-backed securities.

Stock selection | Positions in Micron Technology, a memory and storage semiconductor manufacturer; Intuit, a financial software company; and Synopsys, a provider of chip design software and semiconductor IP, were among the top detractors from the Fund's equity performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Balanced Fund Class A (including sales charges) ($23,649)	S&P 500® Index ($41,793)	Blended Benchmark - 60% S&P 500® Index, 40% Bloomberg U.S. Aggregate Bond Index ($25,571)	Bloomberg U.S. Aggregate Bond Index ($11,489)
08/16	$9,425	$10,000	$10,000	$10,000
09/16	$9,417	$10,002	$9,999	$9,994
10/16	$9,286	$9,819	$9,859	$9,918
11/16	$9,347	$10,183	$9,985	$9,683
12/16	$9,439	$10,384	$10,109	$9,697
01/17	$9,553	$10,581	$10,232	$9,716
02/17	$9,806	$11,001	$10,503	$9,781
03/17	$9,847	$11,014	$10,508	$9,776
04/17	$9,954	$11,127	$10,605	$9,851
05/17	$10,058	$11,284	$10,727	$9,927
06/17	$10,121	$11,354	$10,763	$9,917
07/17	$10,271	$11,588	$10,915	$9,960
08/17	$10,324	$11,623	$10,974	$10,049
09/17	$10,404	$11,863	$11,089	$10,001
10/17	$10,473	$12,140	$11,246	$10,007
11/17	$10,621	$12,512	$11,448	$9,994
12/17	$10,761	$12,651	$11,545	$10,040
01/18	$11,096	$13,376	$11,888	$9,925
02/18	$10,732	$12,883	$11,580	$9,830
03/18	$10,532	$12,555	$11,434	$9,894
04/18	$10,490	$12,604	$11,426	$9,820
05/18	$10,605	$12,907	$11,624	$9,890
06/18	$10,631	$12,987	$11,661	$9,878
07/18	$10,924	$13,470	$11,922	$9,880
08/18	$11,112	$13,909	$12,186	$9,944
09/18	$11,143	$13,988	$12,196	$9,880
10/18	$10,608	$13,032	$11,658	$9,802
11/18	$10,726	$13,297	$11,828	$9,860
12/18	$10,124	$12,097	$11,274	$10,041
01/19	$10,688	$13,066	$11,864	$10,148
02/19	$10,885	$13,486	$12,090	$10,142
03/19	$11,102	$13,748	$12,324	$10,337
04/19	$11,437	$14,304	$12,624	$10,339
05/19	$11,025	$13,395	$12,233	$10,523
06/19	$11,537	$14,339	$12,811	$10,655
07/19	$11,677	$14,546	$12,933	$10,679
08/19	$11,644	$14,315	$12,944	$10,955
09/19	$11,750	$14,583	$13,062	$10,897
10/19	$11,899	$14,899	$13,247	$10,930
11/19	$12,145	$15,440	$13,533	$10,924
12/19	$12,424	$15,906	$13,775	$10,917
01/20	$12,510	$15,899	$13,877	$11,127
02/20	$11,983	$14,591	$13,292	$11,327
03/20	$10,916	$12,788	$12,276	$11,260
04/20	$11,905	$14,428	$13,307	$11,460
05/20	$12,366	$15,115	$13,712	$11,514
06/20	$12,548	$15,416	$13,910	$11,586
07/20	$13,119	$16,285	$14,464	$11,759
08/20	$13,693	$17,455	$15,041	$11,665
09/20	$13,331	$16,792	$14,695	$11,658
10/20	$13,060	$16,346	$14,434	$11,606
11/20	$14,193	$18,135	$15,439	$11,720
12/20	$14,607	$18,832	$15,803	$11,736
01/21	$14,460	$18,642	$15,662	$11,652
02/21	$14,790	$19,156	$15,831	$11,484
03/21	$15,148	$19,995	$16,168	$11,340
04/21	$15,701	$21,062	$16,737	$11,430
05/21	$15,827	$21,209	$16,829	$11,467
06/21	$16,046	$21,704	$17,112	$11,548
07/21	$16,290	$22,220	$17,432	$11,677
08/21	$16,530	$22,895	$17,737	$11,655
09/21	$15,925	$21,831	$17,181	$11,554
10/21	$16,453	$23,360	$17,901	$11,551
11/21	$16,236	$23,198	$17,848	$11,585
12/21	$16,744	$24,238	$18,309	$11,555
01/22	$16,283	$22,984	$17,583	$11,306
02/22	$15,959	$22,295	$17,189	$11,180
03/22	$16,068	$23,123	$17,381	$10,869
04/22	$14,980	$21,107	$16,207	$10,457
05/22	$14,953	$21,146	$16,267	$10,524
06/22	$14,104	$19,400	$15,359	$10,359
07/22	$14,910	$21,189	$16,359	$10,612
08/22	$14,453	$20,325	$15,774	$10,313
09/22	$13,342	$18,453	$14,630	$9,867
10/22	$13,886	$19,947	$15,265	$9,739
11/22	$14,486	$21,062	$16,001	$10,097
12/22	$13,923	$19,848	$15,419	$10,052
01/23	$14,720	$21,095	$16,190	$10,361
02/23	$14,314	$20,581	$15,786	$10,093
03/23	$14,827	$21,336	$16,294	$10,350
04/23	$15,065	$21,669	$16,486	$10,412
05/23	$15,151	$21,763	$16,457	$10,299
06/23	$15,731	$23,201	$17,086	$10,262
07/23	$16,067	$23,947	$17,411	$10,255
08/23	$15,897	$23,566	$17,200	$10,189
09/23	$15,273	$22,442	$16,533	$9,931
10/23	$15,012	$21,970	$16,220	$9,774
11/23	$16,178	$23,977	$17,403	$10,216
12/23	$16,875	$25,066	$18,143	$10,608
01/24	$17,071	$25,487	$18,306	$10,578
02/24	$17,606	$26,848	$18,789	$10,429
03/24	$17,918	$27,712	$19,222	$10,525
04/24	$17,388	$26,580	$18,556	$10,259
05/24	$18,069	$27,898	$19,234	$10,433
06/24	$18,508	$28,899	$19,721	$10,532
07/24	$18,723	$29,251	$20,049	$10,778
08/24	$19,065	$29,960	$20,456	$10,933
09/24	$19,292	$30,600	$20,828	$11,079
10/24	$18,928	$30,323	$20,508	$10,805
11/24	$19,643	$32,102	$21,317	$10,919
12/24	$19,293	$31,337	$20,873	$10,740
01/25	$19,739	$32,210	$21,266	$10,797
02/25	$19,679	$31,790	$21,286	$11,035
03/25	$18,962	$29,998	$20,570	$11,039
04/25	$18,928	$29,795	$20,519	$11,082
05/25	$19,625	$31,670	$21,235	$11,003
06/25	$20,429	$33,281	$22,013	$11,172
07/25	$20,849	$34,028	$22,287	$11,143
08/25	$21,088	$34,718	$22,664	$11,276
09/25	$21,544	$35,985	$23,260	$11,399
10/25	$21,943	$36,827	$23,644	$11,470
11/25	$21,886	$36,918	$23,738	$11,541
12/25	$21,971	$36,940	$23,733	$11,524
01/26	$22,075	$37,476	$23,949	$11,537
02/26	$21,999	$37,191	$23,997	$11,726
03/26	$21,186	$35,339	$23,111	$11,519
04/26	$22,541	$39,047	$24,576	$11,532
05/26	$23,342	$41,102	$25,383	$11,568
06/26	$23,226	$40,711	$25,262	$11,596
07/26	$23,263	$40,685	$25,121	$11,445
08/26	$23,649	$41,793	$25,571	$11,489

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	12.15	7.42	9.64
Class A (including sales charges)	5.70	6.16	8.99
S&P 500® Index	20.38	12.79	15.37
Blended Benchmark - 60% S&P 500® Index, 40% Bloomberg U.S. Aggregate Bond Index	12.82	7.59	9.84
Bloomberg U.S. Aggregate Bond Index	1.89	(0.29)	1.40

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 10,425,754,230
Holdings Count | Holding	997
Advisory Fees Paid, Amount	$ 57,729,592
InvestmentCompanyPortfolioTurnover	86.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$10,425,754,230
Total number of portfolio holdings	997
Management services fees (represents 0.56% of Fund average net assets)	$57,729,592
Portfolio turnover for the reporting period	86%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	50%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	24.1%
Financials	8.5%
Communication Services	6.9%
Health Care	6.5%
Consumer Discretionary	6.2%
Industrials	5.3%
Energy	1.8%
Real Estate	0.7%
Materials	0.6%
Utilities	0.6%
Other	0.6%

Asset Categories

Table Summary
Common Stocks	61.8%
Residential Mortgage-Backed Securities - Agency	11.7%
Residential Mortgage-Backed Securities - Non-Agency	8.1%
Corporate Bonds & Notes	7.9%
Asset-Backed Securities - Non-Agency	4.6%
Money Market Funds	3.3%
Exchange-Traded Equity Funds	2.9%
Other	1.5%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	5.5%
Microsoft Corp.	4.3%
Apple, Inc.	3.8%
Amazon.com, Inc.	3.1%
iShares Core MSCI EAFE ETF	2.9%
Broadcom, Inc.	2.0%
Alphabet, Inc., Class A	1.9%
Alphabet, Inc., Class C	1.6%
Micron Technology, Inc.	1.5%
Eli Lilly & Co.	1.4%

Material Fund Change [Text Block]
C000032840
Shareholder Report [Line Items]
Fund Name	Columbia Balanced Fund
Class Name	Class C
Trading Symbol	CBLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Balanced Fund (the Fund) for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$175	1.66%

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.66%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocations | Allocations to the consumer discretionary, communication services and real estate sectors boosted the Fund’s equity performance during the period. Smaller allocations to the consumer staples sector and larger allocations to the health care sector also contributed to equity performance. Sector allocation was the biggest driver of positive fixed-income performance with non-agency residential mortgage-backed securities (RMBS) contributing the most. Positioning in asset-backed securities (ABS) was additive, highlighted by holdings of collateralized loan obligations, fixed auto and other fixed ABS. Exposures to non-agency commercial mortgage-backed securities (CMBS) and high-yield corporates were also additive.

Stock selection | Positions in Marvell Technology, a semiconductor company focused on data infrastructure and networking chips; Dell Technologies, a provider of personal computing and enterprise infrastructure solutions; and Applied Materials, a supplier of semiconductor manufacturing equipment and services, were among the top contributors to the Fund's equity performance. Security selection within ABS, CMBS and investment-grade corporate utilities contributed to the Fund’s performance in the fixed-income segment of the portfolio.

Top Performance Detractors

Allocations | Allocations to the industrials, health care and energy sectors hurt the Fund’s equity performance during the period. Larger weightings to the financials and communication services sectors detracted from equity performance. Security selection within agency collateralized mortgage obligations and investment-grade corporates detracted from the Fund’s fixed-income performance. Duration and yield-curve positioning also detracted from fixed-income performance primarily due to the duration and yield curve positioning of mortgage-backed securities.

Stock selection | Positions in Micron Technology, a memory and storage semiconductor manufacturer; Intuit, a financial software company; and Synopsys, a provider of chip design software and semiconductor IP, were among the top detractors from the Fund's equity performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Balanced Fund Class C (including sales charges) ($23,277)	S&P 500® Index ($41,793)	Blended Benchmark - 60% S&P 500® Index, 40% Bloomberg U.S. Aggregate Bond Index ($25,571)	Bloomberg U.S. Aggregate Bond Index ($11,489)
08/16	$10,000	$10,000	$10,000	$10,000
09/16	$9,986	$10,002	$9,999	$9,994
10/16	$9,839	$9,819	$9,859	$9,918
11/16	$9,898	$10,183	$9,985	$9,683
12/16	$9,988	$10,384	$10,109	$9,697
01/17	$10,103	$10,581	$10,232	$9,716
02/17	$10,364	$11,001	$10,503	$9,781
03/17	$10,402	$11,014	$10,508	$9,776
04/17	$10,507	$11,127	$10,605	$9,851
05/17	$10,609	$11,284	$10,727	$9,927
06/17	$10,672	$11,354	$10,763	$9,917
07/17	$10,823	$11,588	$10,915	$9,960
08/17	$10,871	$11,623	$10,974	$10,049
09/17	$10,948	$11,863	$11,089	$10,001
10/17	$11,012	$12,140	$11,246	$10,007
11/17	$11,163	$12,512	$11,448	$9,994
12/17	$11,303	$12,651	$11,545	$10,040
01/18	$11,648	$13,376	$11,888	$9,925
02/18	$11,259	$12,883	$11,580	$9,830
03/18	$11,042	$12,555	$11,434	$9,894
04/18	$10,990	$12,604	$11,426	$9,820
05/18	$11,104	$12,907	$11,624	$9,890
06/18	$11,126	$12,987	$11,661	$9,878
07/18	$11,424	$13,470	$11,922	$9,880
08/18	$11,613	$13,909	$12,186	$9,944
09/18	$11,637	$13,988	$12,196	$9,880
10/18	$11,072	$13,032	$11,658	$9,802
11/18	$11,187	$13,297	$11,828	$9,860
12/18	$10,552	$12,097	$11,274	$10,041
01/19	$11,133	$13,066	$11,864	$10,148
02/19	$11,333	$13,486	$12,090	$10,142
03/19	$11,552	$13,748	$12,324	$10,337
04/19	$11,893	$14,304	$12,624	$10,339
05/19	$11,460	$13,395	$12,233	$10,523
06/19	$11,983	$14,339	$12,811	$10,655
07/19	$12,120	$14,546	$12,933	$10,679
08/19	$12,077	$14,315	$12,944	$10,955
09/19	$12,178	$14,583	$13,062	$10,897
10/19	$12,325	$14,899	$13,247	$10,930
11/19	$12,575	$15,440	$13,533	$10,924
12/19	$12,855	$15,906	$13,775	$10,917
01/20	$12,935	$15,899	$13,877	$11,127
02/20	$12,382	$14,591	$13,292	$11,327
03/20	$11,275	$12,788	$12,276	$11,260
04/20	$12,287	$14,428	$13,307	$11,460
05/20	$12,755	$15,115	$13,712	$11,514
06/20	$12,936	$15,416	$13,910	$11,586
07/20	$13,514	$16,285	$14,464	$11,759
08/20	$14,098	$17,455	$15,041	$11,665
09/20	$13,718	$16,792	$14,695	$11,658
10/20	$13,430	$16,346	$14,434	$11,606
11/20	$14,584	$18,135	$15,439	$11,720
12/20	$15,001	$18,832	$15,803	$11,736
01/21	$14,841	$18,642	$15,662	$11,652
02/21	$15,171	$19,156	$15,831	$11,484
03/21	$15,530	$19,995	$16,168	$11,340
04/21	$16,086	$21,062	$16,737	$11,430
05/21	$16,206	$21,209	$16,829	$11,467
06/21	$16,416	$21,704	$17,112	$11,548
07/21	$16,657	$22,220	$17,432	$11,677
08/21	$16,892	$22,895	$17,737	$11,655
09/21	$16,262	$21,831	$17,181	$11,554
10/21	$16,793	$23,360	$17,901	$11,551
11/21	$16,558	$23,198	$17,848	$11,585
12/21	$17,068	$24,238	$18,309	$11,555
01/22	$16,589	$22,984	$17,583	$11,306
02/22	$16,244	$22,295	$17,189	$11,180
03/22	$16,348	$23,123	$17,381	$10,869
04/22	$15,232	$21,107	$16,207	$10,457
05/22	$15,192	$21,146	$16,267	$10,524
06/22	$14,321	$19,400	$15,359	$10,359
07/22	$15,133	$21,189	$16,359	$10,612
08/22	$14,657	$20,325	$15,774	$10,313
09/22	$13,524	$18,453	$14,630	$9,867
10/22	$14,064	$19,947	$15,265	$9,739
11/22	$14,665	$21,062	$16,001	$10,097
12/22	$14,086	$19,848	$15,419	$10,052
01/23	$14,882	$21,095	$16,190	$10,361
02/23	$14,466	$20,581	$15,786	$10,093
03/23	$14,974	$21,336	$16,294	$10,350
04/23	$15,204	$21,669	$16,486	$10,412
05/23	$15,281	$21,763	$16,457	$10,299
06/23	$15,855	$23,201	$17,086	$10,262
07/23	$16,181	$23,947	$17,411	$10,255
08/23	$16,002	$23,566	$17,200	$10,189
09/23	$15,366	$22,442	$16,533	$9,931
10/23	$15,095	$21,970	$16,220	$9,774
11/23	$16,255	$23,977	$17,403	$10,216
12/23	$16,943	$25,066	$18,143	$10,608
01/24	$17,130	$25,487	$18,306	$10,578
02/24	$17,655	$26,848	$18,789	$10,429
03/24	$17,959	$27,712	$19,222	$10,525
04/24	$17,415	$26,580	$18,556	$10,259
05/24	$18,086	$27,898	$19,234	$10,433
06/24	$18,513	$28,899	$19,721	$10,532
07/24	$18,718	$29,251	$20,049	$10,778
08/24	$19,047	$29,960	$20,456	$10,933
09/24	$19,265	$30,600	$20,828	$11,079
10/24	$18,885	$30,323	$20,508	$10,805
11/24	$19,588	$32,102	$21,317	$10,919
12/24	$19,226	$31,337	$20,873	$10,740
01/25	$19,658	$32,210	$21,266	$10,797
02/25	$19,591	$31,790	$21,286	$11,035
03/25	$18,861	$29,998	$20,570	$11,039
04/25	$18,816	$29,795	$20,519	$11,082
05/25	$19,498	$31,670	$21,235	$11,003
06/25	$20,285	$33,281	$22,013	$11,172
07/25	$20,689	$34,028	$22,287	$11,143
08/25	$20,912	$34,718	$22,664	$11,276
09/25	$21,351	$35,985	$23,260	$11,399
10/25	$21,733	$36,827	$23,644	$11,470
11/25	$21,661	$36,918	$23,738	$11,541
12/25	$21,730	$36,940	$23,733	$11,524
01/26	$21,822	$37,476	$23,949	$11,537
02/26	$21,734	$37,191	$23,997	$11,726
03/26	$20,918	$35,339	$23,111	$11,519
04/26	$22,239	$39,047	$24,576	$11,532
05/26	$23,019	$41,102	$25,383	$11,568
06/26	$22,890	$40,711	$25,262	$11,596
07/26	$22,910	$40,685	$25,121	$11,445
08/26	$23,277	$41,793	$25,571	$11,489

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	11.31	6.62	8.82
Class C (including sales charges)	10.31	6.62	8.82
S&P 500® Index	20.38	12.79	15.37
Blended Benchmark - 60% S&P 500® Index, 40% Bloomberg U.S. Aggregate Bond Index	12.82	7.59	9.84
Bloomberg U.S. Aggregate Bond Index	1.89	(0.29)	1.40

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 10,425,754,230
Holdings Count | Holding	997
Advisory Fees Paid, Amount	$ 57,729,592
InvestmentCompanyPortfolioTurnover	86.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$10,425,754,230
Total number of portfolio holdings	997
Management services fees (represents 0.56% of Fund average net assets)	$57,729,592
Portfolio turnover for the reporting period	86%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	50%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	24.1%
Financials	8.5%
Communication Services	6.9%
Health Care	6.5%
Consumer Discretionary	6.2%
Industrials	5.3%
Energy	1.8%
Real Estate	0.7%
Materials	0.6%
Utilities	0.6%
Other	0.6%

Asset Categories

Table Summary
Common Stocks	61.8%
Residential Mortgage-Backed Securities - Agency	11.7%
Residential Mortgage-Backed Securities - Non-Agency	8.1%
Corporate Bonds & Notes	7.9%
Asset-Backed Securities - Non-Agency	4.6%
Money Market Funds	3.3%
Exchange-Traded Equity Funds	2.9%
Other	1.5%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	5.5%
Microsoft Corp.	4.3%
Apple, Inc.	3.8%
Amazon.com, Inc.	3.1%
iShares Core MSCI EAFE ETF	2.9%
Broadcom, Inc.	2.0%
Alphabet, Inc., Class A	1.9%
Alphabet, Inc., Class C	1.6%
Micron Technology, Inc.	1.5%
Eli Lilly & Co.	1.4%

Material Fund Change [Text Block]
C000032842
Shareholder Report [Line Items]
Fund Name	Columbia Balanced Fund
Class Name	Institutional Class
Trading Symbol	CBALX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Balanced Fund (the Fund) for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$70	0.66%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocations | Allocations to the consumer discretionary, communication services and real estate sectors boosted the Fund’s equity performance during the period. Smaller allocations to the consumer staples sector and larger allocations to the health care sector also contributed to equity performance. Sector allocation was the biggest driver of positive fixed-income performance with non-agency residential mortgage-backed securities (RMBS) contributing the most. Positioning in asset-backed securities (ABS) was additive, highlighted by holdings of collateralized loan obligations, fixed auto and other fixed ABS. Exposures to non-agency commercial mortgage-backed securities (CMBS) and high-yield corporates were also additive.

Stock selection | Positions in Marvell Technology, a semiconductor company focused on data infrastructure and networking chips; Dell Technologies, a provider of personal computing and enterprise infrastructure solutions; and Applied Materials, a supplier of semiconductor manufacturing equipment and services, were among the top contributors to the Fund's equity performance. Security selection within ABS, CMBS and investment-grade corporate utilities contributed to the Fund’s performance in the fixed-income segment of the portfolio.

Top Performance Detractors

Allocations | Allocations to the industrials, health care and energy sectors hurt the Fund’s equity performance during the period. Larger weightings to the financials and communication services sectors detracted from equity performance. Security selection within agency collateralized mortgage obligations and investment-grade corporates detracted from the Fund’s fixed-income performance. Duration and yield-curve positioning also detracted from fixed-income performance primarily due to the duration and yield curve positioning of mortgage-backed securities.

Stock selection | Positions in Micron Technology, a memory and storage semiconductor manufacturer; Intuit, a financial software company; and Synopsys, a provider of chip design software and semiconductor IP, were among the top detractors from the Fund's equity performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Balanced Fund Institutional Class ($25,731)	S&P 500® Index ($41,793)	Blended Benchmark - 60% S&P 500® Index, 40% Bloomberg U.S. Aggregate Bond Index ($25,571)	Bloomberg U.S. Aggregate Bond Index ($11,489)
08/16	$10,000	$10,000	$10,000	$10,000
09/16	$9,995	$10,002	$9,999	$9,994
10/16	$9,856	$9,819	$9,859	$9,918
11/16	$9,926	$10,183	$9,985	$9,683
12/16	$10,025	$10,384	$10,109	$9,697
01/17	$10,149	$10,581	$10,232	$9,716
02/17	$10,418	$11,001	$10,503	$9,781
03/17	$10,465	$11,014	$10,508	$9,776
04/17	$10,579	$11,127	$10,605	$9,851
05/17	$10,692	$11,284	$10,727	$9,927
06/17	$10,761	$11,354	$10,763	$9,917
07/17	$10,923	$11,588	$10,915	$9,960
08/17	$10,983	$11,623	$10,974	$10,049
09/17	$11,069	$11,863	$11,089	$10,001
10/17	$11,145	$12,140	$11,246	$10,007
11/17	$11,306	$12,512	$11,448	$9,994
12/17	$11,457	$12,651	$11,545	$10,040
01/18	$11,817	$13,376	$11,888	$9,925
02/18	$11,432	$12,883	$11,580	$9,830
03/18	$11,219	$12,555	$11,434	$9,894
04/18	$11,178	$12,604	$11,426	$9,820
05/18	$11,303	$12,907	$11,624	$9,890
06/18	$11,333	$12,987	$11,661	$9,878
07/18	$11,648	$13,470	$11,922	$9,880
08/18	$11,852	$13,909	$12,186	$9,944
09/18	$11,886	$13,988	$12,196	$9,880
10/18	$11,318	$13,032	$11,658	$9,802
11/18	$11,444	$13,297	$11,828	$9,860
12/18	$10,804	$12,097	$11,274	$10,041
01/19	$11,410	$13,066	$11,864	$10,148
02/19	$11,621	$13,486	$12,090	$10,142
03/19	$11,855	$13,748	$12,324	$10,337
04/19	$12,216	$14,304	$12,624	$10,339
05/19	$11,782	$13,395	$12,233	$10,523
06/19	$12,331	$14,339	$12,811	$10,655
07/19	$12,481	$14,546	$12,933	$10,679
08/19	$12,449	$14,315	$12,944	$10,955
09/19	$12,563	$14,583	$13,062	$10,897
10/19	$12,726	$14,899	$13,247	$10,930
11/19	$12,990	$15,440	$13,533	$10,924
12/19	$13,291	$15,906	$13,775	$10,917
01/20	$13,386	$15,899	$13,877	$11,127
02/20	$12,827	$14,591	$13,292	$11,327
03/20	$11,688	$12,788	$12,276	$11,260
04/20	$12,747	$14,428	$13,307	$11,460
05/20	$13,244	$15,115	$13,712	$11,514
06/20	$13,442	$15,416	$13,910	$11,586
07/20	$14,055	$16,285	$14,464	$11,759
08/20	$14,677	$17,455	$15,041	$11,665
09/20	$14,291	$16,792	$14,695	$11,658
10/20	$14,004	$16,346	$14,434	$11,606
11/20	$15,221	$18,135	$15,439	$11,720
12/20	$15,669	$18,832	$15,803	$11,736
01/21	$15,514	$18,642	$15,662	$11,652
02/21	$15,872	$19,156	$15,831	$11,484
03/21	$16,260	$19,995	$16,168	$11,340
04/21	$16,858	$21,062	$16,737	$11,430
05/21	$16,994	$21,209	$16,829	$11,467
06/21	$17,233	$21,704	$17,112	$11,548
07/21	$17,499	$22,220	$17,432	$11,677
08/21	$17,761	$22,895	$17,737	$11,655
09/21	$17,115	$21,831	$17,181	$11,554
10/21	$17,686	$23,360	$17,901	$11,551
11/21	$17,455	$23,198	$17,848	$11,585
12/21	$18,005	$24,238	$18,309	$11,555
01/22	$17,514	$22,984	$17,583	$11,306
02/22	$17,165	$22,295	$17,189	$11,180
03/22	$17,287	$23,123	$17,381	$10,869
04/22	$16,123	$21,107	$16,207	$10,457
05/22	$16,095	$21,146	$16,267	$10,524
06/22	$15,186	$19,400	$15,359	$10,359
07/22	$16,055	$21,189	$16,359	$10,612
08/22	$15,566	$20,325	$15,774	$10,313
09/22	$14,373	$18,453	$14,630	$9,867
10/22	$14,964	$19,947	$15,265	$9,739
11/22	$15,612	$21,062	$16,001	$10,097
12/22	$15,009	$19,848	$15,419	$10,052
01/23	$15,874	$21,095	$16,190	$10,361
02/23	$15,440	$20,581	$15,786	$10,093
03/23	$15,993	$21,336	$16,294	$10,350
04/23	$16,254	$21,669	$16,486	$10,412
05/23	$16,351	$21,763	$16,457	$10,299
06/23	$16,981	$23,201	$17,086	$10,262
07/23	$17,344	$23,947	$17,411	$10,255
08/23	$17,165	$23,566	$17,200	$10,189
09/23	$16,493	$22,442	$16,533	$9,931
10/23	$16,218	$21,970	$16,220	$9,774
11/23	$17,480	$23,977	$17,403	$10,216
12/23	$18,235	$25,066	$18,143	$10,608
01/24	$18,454	$25,487	$18,306	$10,578
02/24	$19,034	$26,848	$18,789	$10,429
03/24	$19,377	$27,712	$19,222	$10,525
04/24	$18,806	$26,580	$18,556	$10,259
05/24	$19,548	$27,898	$19,234	$10,433
06/24	$20,024	$28,899	$19,721	$10,532
07/24	$20,261	$29,251	$20,049	$10,778
08/24	$20,640	$29,960	$20,456	$10,933
09/24	$20,888	$30,600	$20,828	$11,079
10/24	$20,496	$30,323	$20,508	$10,805
11/24	$21,277	$32,102	$21,317	$10,919
12/24	$20,902	$31,337	$20,873	$10,740
01/25	$21,391	$32,210	$21,266	$10,797
02/25	$21,330	$31,790	$21,286	$11,035
03/25	$20,555	$29,998	$20,570	$11,039
04/25	$20,522	$29,795	$20,519	$11,082
05/25	$21,285	$31,670	$21,235	$11,003
06/25	$22,164	$33,281	$22,013	$11,172
07/25	$22,625	$34,028	$22,287	$11,143
08/25	$22,884	$34,718	$22,664	$11,276
09/25	$23,383	$35,985	$23,260	$11,399
10/25	$23,822	$36,827	$23,644	$11,470
11/25	$23,764	$36,918	$23,738	$11,541
12/25	$23,863	$36,940	$23,733	$11,524
01/26	$23,980	$37,476	$23,949	$11,537
02/26	$23,906	$37,191	$23,997	$11,726
03/26	$23,027	$35,339	$23,111	$11,519
04/26	$24,504	$39,047	$24,576	$11,532
05/26	$25,377	$41,102	$25,383	$11,568
06/26	$25,262	$40,711	$25,262	$11,596
07/26	$25,301	$40,685	$25,121	$11,445
08/26	$25,731	$41,793	$25,571	$11,489

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	12.44	7.70	9.91
S&P 500® Index	20.38	12.79	15.37
Blended Benchmark - 60% S&P 500® Index, 40% Bloomberg U.S. Aggregate Bond Index	12.82	7.59	9.84
Bloomberg U.S. Aggregate Bond Index	1.89	(0.29)	1.40

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 10,425,754,230
Holdings Count | Holding	997
Advisory Fees Paid, Amount	$ 57,729,592
InvestmentCompanyPortfolioTurnover	86.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$10,425,754,230
Total number of portfolio holdings	997
Management services fees (represents 0.56% of Fund average net assets)	$57,729,592
Portfolio turnover for the reporting period	86%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	50%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	24.1%
Financials	8.5%
Communication Services	6.9%
Health Care	6.5%
Consumer Discretionary	6.2%
Industrials	5.3%
Energy	1.8%
Real Estate	0.7%
Materials	0.6%
Utilities	0.6%
Other	0.6%

Asset Categories

Table Summary
Common Stocks	61.8%
Residential Mortgage-Backed Securities - Agency	11.7%
Residential Mortgage-Backed Securities - Non-Agency	8.1%
Corporate Bonds & Notes	7.9%
Asset-Backed Securities - Non-Agency	4.6%
Money Market Funds	3.3%
Exchange-Traded Equity Funds	2.9%
Other	1.5%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	5.5%
Microsoft Corp.	4.3%
Apple, Inc.	3.8%
Amazon.com, Inc.	3.1%
iShares Core MSCI EAFE ETF	2.9%
Broadcom, Inc.	2.0%
Alphabet, Inc., Class A	1.9%
Alphabet, Inc., Class C	1.6%
Micron Technology, Inc.	1.5%
Eli Lilly & Co.	1.4%

Material Fund Change [Text Block]
C000094667
Shareholder Report [Line Items]
Fund Name	Columbia Balanced Fund
Class Name	Institutional 2 Class
Trading Symbol	CLREX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Balanced Fund (the Fund) for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$67	0.63%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocations | Allocations to the consumer discretionary, communication services and real estate sectors boosted the Fund’s equity performance during the period. Smaller allocations to the consumer staples sector and larger allocations to the health care sector also contributed to equity performance. Sector allocation was the biggest driver of positive fixed-income performance with non-agency residential mortgage-backed securities (RMBS) contributing the most. Positioning in asset-backed securities (ABS) was additive, highlighted by holdings of collateralized loan obligations, fixed auto and other fixed ABS. Exposures to non-agency commercial mortgage-backed securities (CMBS) and high-yield corporates were also additive.

Stock selection | Positions in Marvell Technology, a semiconductor company focused on data infrastructure and networking chips; Dell Technologies, a provider of personal computing and enterprise infrastructure solutions; and Applied Materials, a supplier of semiconductor manufacturing equipment and services, were among the top contributors to the Fund's equity performance. Security selection within ABS, CMBS and investment-grade corporate utilities contributed to the Fund’s performance in the fixed-income segment of the portfolio.

Top Performance Detractors

Allocations | Allocations to the industrials, health care and energy sectors hurt the Fund’s equity performance during the period. Larger weightings to the financials and communication services sectors detracted from equity performance. Security selection within agency collateralized mortgage obligations and investment-grade corporates detracted from the Fund’s fixed-income performance. Duration and yield-curve positioning also detracted from fixed-income performance primarily due to the duration and yield curve positioning of mortgage-backed securities.

Stock selection | Positions in Micron Technology, a memory and storage semiconductor manufacturer; Intuit, a financial software company; and Synopsys, a provider of chip design software and semiconductor IP, were among the top detractors from the Fund's equity performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Balanced Fund Institutional 2 Class ($25,835)	S&P 500® Index ($41,793)	Blended Benchmark - 60% S&P 500® Index, 40% Bloomberg U.S. Aggregate Bond Index ($25,571)	Bloomberg U.S. Aggregate Bond Index ($11,489)
08/16	$10,000	$10,000	$10,000	$10,000
09/16	$9,998	$10,002	$9,999	$9,994
10/16	$9,859	$9,819	$9,859	$9,918
11/16	$9,928	$10,183	$9,985	$9,683
12/16	$10,026	$10,384	$10,109	$9,697
01/17	$10,150	$10,581	$10,232	$9,716
02/17	$10,423	$11,001	$10,503	$9,781
03/17	$10,469	$11,014	$10,508	$9,776
04/17	$10,585	$11,127	$10,605	$9,851
05/17	$10,696	$11,284	$10,727	$9,927
06/17	$10,769	$11,354	$10,763	$9,917
07/17	$10,931	$11,588	$10,915	$9,960
08/17	$10,991	$11,623	$10,974	$10,049
09/17	$11,076	$11,863	$11,089	$10,001
10/17	$11,152	$12,140	$11,246	$10,007
11/17	$11,315	$12,512	$11,448	$9,994
12/17	$11,465	$12,651	$11,545	$10,040
01/18	$11,826	$13,376	$11,888	$9,925
02/18	$11,440	$12,883	$11,580	$9,830
03/18	$11,229	$12,555	$11,434	$9,894
04/18	$11,187	$12,604	$11,426	$9,820
05/18	$11,313	$12,907	$11,624	$9,890
06/18	$11,347	$12,987	$11,661	$9,878
07/18	$11,662	$13,470	$11,922	$9,880
08/18	$11,866	$13,909	$12,186	$9,944
09/18	$11,899	$13,988	$12,196	$9,880
10/18	$11,330	$13,032	$11,658	$9,802
11/18	$11,459	$13,297	$11,828	$9,860
12/18	$10,818	$12,097	$11,274	$10,041
01/19	$11,424	$13,066	$11,864	$10,148
02/19	$11,638	$13,486	$12,090	$10,142
03/19	$11,874	$13,748	$12,324	$10,337
04/19	$12,236	$14,304	$12,624	$10,339
05/19	$11,800	$13,395	$12,233	$10,523
06/19	$12,349	$14,339	$12,811	$10,655
07/19	$12,502	$14,546	$12,933	$10,679
08/19	$12,470	$14,315	$12,944	$10,955
09/19	$12,583	$14,583	$13,062	$10,897
10/19	$12,746	$14,899	$13,247	$10,930
11/19	$13,014	$15,440	$13,533	$10,924
12/19	$13,316	$15,906	$13,775	$10,917
01/20	$13,411	$15,899	$13,877	$11,127
02/20	$12,851	$14,591	$13,292	$11,327
03/20	$11,710	$12,788	$12,276	$11,260
04/20	$12,773	$14,428	$13,307	$11,460
05/20	$13,271	$15,115	$13,712	$11,514
06/20	$13,471	$15,416	$13,910	$11,586
07/20	$14,085	$16,285	$14,464	$11,759
08/20	$14,708	$17,455	$15,041	$11,665
09/20	$14,323	$16,792	$14,695	$11,658
10/20	$14,035	$16,346	$14,434	$11,606
11/20	$15,254	$18,135	$15,439	$11,720
12/20	$15,704	$18,832	$15,803	$11,736
01/21	$15,549	$18,642	$15,662	$11,652
02/21	$15,907	$19,156	$15,831	$11,484
03/21	$16,298	$19,995	$16,168	$11,340
04/21	$16,897	$21,062	$16,737	$11,430
05/21	$17,036	$21,209	$16,829	$11,467
06/21	$17,274	$21,704	$17,112	$11,548
07/21	$17,540	$22,220	$17,432	$11,677
08/21	$17,806	$22,895	$17,737	$11,655
09/21	$17,157	$21,831	$17,181	$11,554
10/21	$17,729	$23,360	$17,901	$11,551
11/21	$17,501	$23,198	$17,848	$11,585
12/21	$18,053	$24,238	$18,309	$11,555
01/22	$17,562	$22,984	$17,583	$11,306
02/22	$17,212	$22,295	$17,189	$11,180
03/22	$17,336	$23,123	$17,381	$10,869
04/22	$16,166	$21,107	$16,207	$10,457
05/22	$16,138	$21,146	$16,267	$10,524
06/22	$15,228	$19,400	$15,359	$10,359
07/22	$16,099	$21,189	$16,359	$10,612
08/22	$15,612	$20,325	$15,774	$10,313
09/22	$14,414	$18,453	$14,630	$9,867
10/22	$15,006	$19,947	$15,265	$9,739
11/22	$15,659	$21,062	$16,001	$10,097
12/22	$15,053	$19,848	$15,419	$10,052
01/23	$15,920	$21,095	$16,190	$10,361
02/23	$15,485	$20,581	$15,786	$10,093
03/23	$16,045	$21,336	$16,294	$10,350
04/23	$16,302	$21,669	$16,486	$10,412
05/23	$16,403	$21,763	$16,457	$10,299
06/23	$17,032	$23,201	$17,086	$10,262
07/23	$17,400	$23,947	$17,411	$10,255
08/23	$17,220	$23,566	$17,200	$10,189
09/23	$16,548	$22,442	$16,533	$9,931
10/23	$16,272	$21,970	$16,220	$9,774
11/23	$17,537	$23,977	$17,403	$10,216
12/23	$18,296	$25,066	$18,143	$10,608
01/24	$18,516	$25,487	$18,306	$10,578
02/24	$19,101	$26,848	$18,789	$10,429
03/24	$19,443	$27,712	$19,222	$10,525
04/24	$18,870	$26,580	$18,556	$10,259
05/24	$19,618	$27,898	$19,234	$10,433
06/24	$20,093	$28,899	$19,721	$10,532
07/24	$20,335	$29,251	$20,049	$10,778
08/24	$20,711	$29,960	$20,456	$10,933
09/24	$20,965	$30,600	$20,828	$11,079
10/24	$20,572	$30,323	$20,508	$10,805
11/24	$21,355	$32,102	$21,317	$10,919
12/24	$20,977	$31,337	$20,873	$10,740
01/25	$21,471	$32,210	$21,266	$10,797
02/25	$21,410	$31,790	$21,286	$11,035
03/25	$20,630	$29,998	$20,570	$11,039
04/25	$20,602	$29,795	$20,519	$11,082
05/25	$21,366	$31,670	$21,235	$11,003
06/25	$22,245	$33,281	$22,013	$11,172
07/25	$22,712	$34,028	$22,287	$11,143
08/25	$22,972	$34,718	$22,664	$11,276
09/25	$23,474	$35,985	$23,260	$11,399
10/25	$23,918	$36,827	$23,644	$11,470
11/25	$23,860	$36,918	$23,738	$11,541
12/25	$23,957	$36,940	$23,733	$11,524
01/26	$24,074	$37,476	$23,949	$11,537
02/26	$24,000	$37,191	$23,997	$11,726
03/26	$23,120	$35,339	$23,111	$11,519
04/26	$24,602	$39,047	$24,576	$11,532
05/26	$25,482	$41,102	$25,383	$11,568
06/26	$25,364	$40,711	$25,262	$11,596
07/26	$25,408	$40,685	$25,121	$11,445
08/26	$25,835	$41,793	$25,571	$11,489

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	12.46	7.73	9.96
S&P 500® Index	20.38	12.79	15.37
Blended Benchmark - 60% S&P 500® Index, 40% Bloomberg U.S. Aggregate Bond Index	12.82	7.59	9.84
Bloomberg U.S. Aggregate Bond Index	1.89	(0.29)	1.40

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 10,425,754,230
Holdings Count | Holding	997
Advisory Fees Paid, Amount	$ 57,729,592
InvestmentCompanyPortfolioTurnover	86.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$10,425,754,230
Total number of portfolio holdings	997
Management services fees (represents 0.56% of Fund average net assets)	$57,729,592
Portfolio turnover for the reporting period	86%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	50%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	24.1%
Financials	8.5%
Communication Services	6.9%
Health Care	6.5%
Consumer Discretionary	6.2%
Industrials	5.3%
Energy	1.8%
Real Estate	0.7%
Materials	0.6%
Utilities	0.6%
Other	0.6%

Asset Categories

Table Summary
Common Stocks	61.8%
Residential Mortgage-Backed Securities - Agency	11.7%
Residential Mortgage-Backed Securities - Non-Agency	8.1%
Corporate Bonds & Notes	7.9%
Asset-Backed Securities - Non-Agency	4.6%
Money Market Funds	3.3%
Exchange-Traded Equity Funds	2.9%
Other	1.5%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	5.5%
Microsoft Corp.	4.3%
Apple, Inc.	3.8%
Amazon.com, Inc.	3.1%
iShares Core MSCI EAFE ETF	2.9%
Broadcom, Inc.	2.0%
Alphabet, Inc., Class A	1.9%
Alphabet, Inc., Class C	1.6%
Micron Technology, Inc.	1.5%
Eli Lilly & Co.	1.4%

Material Fund Change [Text Block]
C000122660
Shareholder Report [Line Items]
Fund Name	Columbia Balanced Fund
Class Name	Institutional 3 Class
Trading Symbol	CBDYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Balanced Fund (the Fund) for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$62	0.58%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocations | Allocations to the consumer discretionary, communication services and real estate sectors boosted the Fund’s equity performance during the period. Smaller allocations to the consumer staples sector and larger allocations to the health care sector also contributed to equity performance. Sector allocation was the biggest driver of positive fixed-income performance with non-agency residential mortgage-backed securities (RMBS) contributing the most. Positioning in asset-backed securities (ABS) was additive, highlighted by holdings of collateralized loan obligations, fixed auto and other fixed ABS. Exposures to non-agency commercial mortgage-backed securities (CMBS) and high-yield corporates were also additive.

Stock selection | Positions in Marvell Technology, a semiconductor company focused on data infrastructure and networking chips; Dell Technologies, a provider of personal computing and enterprise infrastructure solutions; and Applied Materials, a supplier of semiconductor manufacturing equipment and services, were among the top contributors to the Fund's equity performance. Security selection within ABS, CMBS and investment-grade corporate utilities contributed to the Fund’s performance in the fixed-income segment of the portfolio.

Top Performance Detractors

Allocations | Allocations to the industrials, health care and energy sectors hurt the Fund’s equity performance during the period. Larger weightings to the financials and communication services sectors detracted from equity performance. Security selection within agency collateralized mortgage obligations and investment-grade corporates detracted from the Fund’s fixed-income performance. Duration and yield-curve positioning also detracted from fixed-income performance primarily due to the duration and yield curve positioning of mortgage-backed securities.

Stock selection | Positions in Micron Technology, a memory and storage semiconductor manufacturer; Intuit, a financial software company; and Synopsys, a provider of chip design software and semiconductor IP, were among the top detractors from the Fund's equity performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Balanced Fund Institutional 3 Class ($25,962)	S&P 500® Index ($41,793)	Blended Benchmark - 60% S&P 500® Index, 40% Bloomberg U.S. Aggregate Bond Index ($25,571)	Bloomberg U.S. Aggregate Bond Index ($11,489)
08/16	$10,000	$10,000	$10,000	$10,000
09/16	$9,996	$10,002	$9,999	$9,994
10/16	$9,858	$9,819	$9,859	$9,918
11/16	$9,927	$10,183	$9,985	$9,683
12/16	$10,029	$10,384	$10,109	$9,697
01/17	$10,154	$10,581	$10,232	$9,716
02/17	$10,424	$11,001	$10,503	$9,781
03/17	$10,471	$11,014	$10,508	$9,776
04/17	$10,587	$11,127	$10,605	$9,851
05/17	$10,702	$11,284	$10,727	$9,927
06/17	$10,773	$11,354	$10,763	$9,917
07/17	$10,934	$11,588	$10,915	$9,960
08/17	$10,996	$11,623	$10,974	$10,049
09/17	$11,081	$11,863	$11,089	$10,001
10/17	$11,157	$12,140	$11,246	$10,007
11/17	$11,322	$12,512	$11,448	$9,994
12/17	$11,471	$12,651	$11,545	$10,040
01/18	$11,835	$13,376	$11,888	$9,925
02/18	$11,449	$12,883	$11,580	$9,830
03/18	$11,238	$12,555	$11,434	$9,894
04/18	$11,197	$12,604	$11,426	$9,820
05/18	$11,324	$12,907	$11,624	$9,890
06/18	$11,356	$12,987	$11,661	$9,878
07/18	$11,672	$13,470	$11,922	$9,880
08/18	$11,877	$13,909	$12,186	$9,944
09/18	$11,912	$13,988	$12,196	$9,880
10/18	$11,341	$13,032	$11,658	$9,802
11/18	$11,472	$13,297	$11,828	$9,860
12/18	$10,832	$12,097	$11,274	$10,041
01/19	$11,439	$13,066	$11,864	$10,148
02/19	$11,651	$13,486	$12,090	$10,142
03/19	$11,886	$13,748	$12,324	$10,337
04/19	$12,251	$14,304	$12,624	$10,339
05/19	$11,813	$13,395	$12,233	$10,523
06/19	$12,364	$14,339	$12,811	$10,655
07/19	$12,519	$14,546	$12,933	$10,679
08/19	$12,487	$14,315	$12,944	$10,955
09/19	$12,601	$14,583	$13,062	$10,897
10/19	$12,766	$14,899	$13,247	$10,930
11/19	$13,034	$15,440	$13,533	$10,924
12/19	$13,339	$15,906	$13,775	$10,917
01/20	$13,433	$15,899	$13,877	$11,127
02/20	$12,872	$14,591	$13,292	$11,327
03/20	$11,729	$12,788	$12,276	$11,260
04/20	$12,796	$14,428	$13,307	$11,460
05/20	$13,296	$15,115	$13,712	$11,514
06/20	$13,495	$15,416	$13,910	$11,586
07/20	$14,110	$16,285	$14,464	$11,759
08/20	$14,735	$17,455	$15,041	$11,665
09/20	$14,348	$16,792	$14,695	$11,658
10/20	$14,062	$16,346	$14,434	$11,606
11/20	$15,284	$18,135	$15,439	$11,720
12/20	$15,735	$18,832	$15,803	$11,736
01/21	$15,582	$18,642	$15,662	$11,652
02/21	$15,944	$19,156	$15,831	$11,484
03/21	$16,333	$19,995	$16,168	$11,340
04/21	$16,934	$21,062	$16,737	$11,430
05/21	$17,072	$21,209	$16,829	$11,467
06/21	$17,313	$21,704	$17,112	$11,548
07/21	$17,580	$22,220	$17,432	$11,677
08/21	$17,848	$22,895	$17,737	$11,655
09/21	$17,199	$21,831	$17,181	$11,554
10/21	$17,773	$23,360	$17,901	$11,551
11/21	$17,544	$23,198	$17,848	$11,585
12/21	$18,097	$24,238	$18,309	$11,555
01/22	$17,607	$22,984	$17,583	$11,306
02/22	$17,256	$22,295	$17,189	$11,180
03/22	$17,382	$23,123	$17,381	$10,869
04/22	$16,211	$21,107	$16,207	$10,457
05/22	$16,183	$21,146	$16,267	$10,524
06/22	$15,269	$19,400	$15,359	$10,359
07/22	$16,147	$21,189	$16,359	$10,612
08/22	$15,657	$20,325	$15,774	$10,313
09/22	$14,457	$18,453	$14,630	$9,867
10/22	$15,048	$19,947	$15,265	$9,739
11/22	$15,706	$21,062	$16,001	$10,097
12/22	$15,100	$19,848	$15,419	$10,052
01/23	$15,971	$21,095	$16,190	$10,361
02/23	$15,536	$20,581	$15,786	$10,093
03/23	$16,096	$21,336	$16,294	$10,350
04/23	$16,355	$21,669	$16,486	$10,412
05/23	$16,455	$21,763	$16,457	$10,299
06/23	$17,088	$23,201	$17,086	$10,262
07/23	$17,457	$23,947	$17,411	$10,255
08/23	$17,278	$23,566	$17,200	$10,189
09/23	$16,606	$22,442	$16,533	$9,931
10/23	$16,329	$21,970	$16,220	$9,774
11/23	$17,599	$23,977	$17,403	$10,216
12/23	$18,360	$25,066	$18,143	$10,608
01/24	$18,582	$25,487	$18,306	$10,578
02/24	$19,170	$26,848	$18,789	$10,429
03/24	$19,515	$27,712	$19,222	$10,525
04/24	$18,940	$26,580	$18,556	$10,259
05/24	$19,689	$27,898	$19,234	$10,433
06/24	$20,170	$28,899	$19,721	$10,532
07/24	$20,413	$29,251	$20,049	$10,778
08/24	$20,794	$29,960	$20,456	$10,933
09/24	$21,045	$30,600	$20,828	$11,079
10/24	$20,651	$30,323	$20,508	$10,805
11/24	$21,439	$32,102	$21,317	$10,919
12/24	$21,063	$31,337	$20,873	$10,740
01/25	$21,557	$32,210	$21,266	$10,797
02/25	$21,500	$31,790	$21,286	$11,035
03/25	$20,718	$29,998	$20,570	$11,039
04/25	$20,685	$29,795	$20,519	$11,082
05/25	$21,455	$31,670	$21,235	$11,003
06/25	$22,342	$33,281	$22,013	$11,172
07/25	$22,808	$34,028	$22,287	$11,143
08/25	$23,075	$34,718	$22,664	$11,276
09/25	$23,579	$35,985	$23,260	$11,399
10/25	$24,023	$36,827	$23,644	$11,470
11/25	$23,966	$36,918	$23,738	$11,541
12/25	$24,065	$36,940	$23,733	$11,524
01/26	$24,186	$37,476	$23,949	$11,537
02/26	$24,112	$37,191	$23,997	$11,726
03/26	$23,226	$35,339	$23,111	$11,519
04/26	$24,720	$39,047	$24,576	$11,532
05/26	$25,605	$41,102	$25,383	$11,568
06/26	$25,487	$40,711	$25,262	$11,596
07/26	$25,530	$40,685	$25,121	$11,445
08/26	$25,962	$41,793	$25,571	$11,489

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	12.52	7.78	10.01
S&P 500® Index	20.38	12.79	15.37
Blended Benchmark - 60% S&P 500® Index, 40% Bloomberg U.S. Aggregate Bond Index	12.82	7.59	9.84
Bloomberg U.S. Aggregate Bond Index	1.89	(0.29)	1.40

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 10,425,754,230
Holdings Count | Holding	997
Advisory Fees Paid, Amount	$ 57,729,592
InvestmentCompanyPortfolioTurnover	86.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$10,425,754,230
Total number of portfolio holdings	997
Management services fees (represents 0.56% of Fund average net assets)	$57,729,592
Portfolio turnover for the reporting period	86%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	50%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	24.1%
Financials	8.5%
Communication Services	6.9%
Health Care	6.5%
Consumer Discretionary	6.2%
Industrials	5.3%
Energy	1.8%
Real Estate	0.7%
Materials	0.6%
Utilities	0.6%
Other	0.6%

Asset Categories

Table Summary
Common Stocks	61.8%
Residential Mortgage-Backed Securities - Agency	11.7%
Residential Mortgage-Backed Securities - Non-Agency	8.1%
Corporate Bonds & Notes	7.9%
Asset-Backed Securities - Non-Agency	4.6%
Money Market Funds	3.3%
Exchange-Traded Equity Funds	2.9%
Other	1.5%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	5.5%
Microsoft Corp.	4.3%
Apple, Inc.	3.8%
Amazon.com, Inc.	3.1%
iShares Core MSCI EAFE ETF	2.9%
Broadcom, Inc.	2.0%
Alphabet, Inc., Class A	1.9%
Alphabet, Inc., Class C	1.6%
Micron Technology, Inc.	1.5%
Eli Lilly & Co.	1.4%

Material Fund Change [Text Block]
C000094665
Shareholder Report [Line Items]
Fund Name	Columbia Balanced Fund
Class Name	Class R
Trading Symbol	CBLRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Balanced Fund (the Fund) for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$123	1.16%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class R shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocations | Allocations to the consumer discretionary, communication services and real estate sectors boosted the Fund’s equity performance during the period. Smaller allocations to the consumer staples sector and larger allocations to the health care sector also contributed to equity performance. Sector allocation was the biggest driver of positive fixed-income performance with non-agency residential mortgage-backed securities (RMBS) contributing the most. Positioning in asset-backed securities (ABS) was additive, highlighted by holdings of collateralized loan obligations, fixed auto and other fixed ABS. Exposures to non-agency commercial mortgage-backed securities (CMBS) and high-yield corporates were also additive.

Stock selection | Positions in Marvell Technology, a semiconductor company focused on data infrastructure and networking chips; Dell Technologies, a provider of personal computing and enterprise infrastructure solutions; and Applied Materials, a supplier of semiconductor manufacturing equipment and services, were among the top contributors to the Fund's equity performance. Security selection within ABS, CMBS and investment-grade corporate utilities contributed to the Fund’s performance in the fixed-income segment of the portfolio.

Top Performance Detractors

Allocations | Allocations to the industrials, health care and energy sectors hurt the Fund’s equity performance during the period. Larger weightings to the financials and communication services sectors detracted from equity performance. Security selection within agency collateralized mortgage obligations and investment-grade corporates detracted from the Fund’s fixed-income performance. Duration and yield-curve positioning also detracted from fixed-income performance primarily due to the duration and yield curve positioning of mortgage-backed securities.

Stock selection | Positions in Micron Technology, a memory and storage semiconductor manufacturer; Intuit, a financial software company; and Synopsys, a provider of chip design software and semiconductor IP, were among the top detractors from the Fund's equity performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Balanced Fund Class R ($24,468)	S&P 500® Index ($41,793)	Blended Benchmark - 60% S&P 500® Index, 40% Bloomberg U.S. Aggregate Bond Index ($25,571)	Bloomberg U.S. Aggregate Bond Index ($11,489)
08/16	$10,000	$10,000	$10,000	$10,000
09/16	$9,991	$10,002	$9,999	$9,994
10/16	$9,846	$9,819	$9,859	$9,918
11/16	$9,910	$10,183	$9,985	$9,683
12/16	$10,005	$10,384	$10,109	$9,697
01/17	$10,126	$10,581	$10,232	$9,716
02/17	$10,391	$11,001	$10,503	$9,781
03/17	$10,434	$11,014	$10,508	$9,776
04/17	$10,541	$11,127	$10,605	$9,851
05/17	$10,649	$11,284	$10,727	$9,927
06/17	$10,714	$11,354	$10,763	$9,917
07/17	$10,871	$11,588	$10,915	$9,960
08/17	$10,927	$11,623	$10,974	$10,049
09/17	$11,007	$11,863	$11,089	$10,001
10/17	$11,077	$12,140	$11,246	$10,007
11/17	$11,234	$12,512	$11,448	$9,994
12/17	$11,378	$12,651	$11,545	$10,040
01/18	$11,729	$13,376	$11,888	$9,925
02/18	$11,342	$12,883	$11,580	$9,830
03/18	$11,129	$12,555	$11,434	$9,894
04/18	$11,082	$12,604	$11,426	$9,820
05/18	$11,200	$12,907	$11,624	$9,890
06/18	$11,227	$12,987	$11,661	$9,878
07/18	$11,536	$13,470	$11,922	$9,880
08/18	$11,732	$13,909	$12,186	$9,944
09/18	$11,760	$13,988	$12,196	$9,880
10/18	$11,193	$13,032	$11,658	$9,802
11/18	$11,314	$13,297	$11,828	$9,860
12/18	$10,677	$12,097	$11,274	$10,041
01/19	$11,269	$13,066	$11,864	$10,148
02/19	$11,474	$13,486	$12,090	$10,142
03/19	$11,702	$13,748	$12,324	$10,337
04/19	$12,053	$14,304	$12,624	$10,339
05/19	$11,618	$13,395	$12,233	$10,523
06/19	$12,153	$14,339	$12,811	$10,655
07/19	$12,298	$14,546	$12,933	$10,679
08/19	$12,260	$14,315	$12,944	$10,955
09/19	$12,369	$14,583	$13,062	$10,897
10/19	$12,524	$14,899	$13,247	$10,930
11/19	$12,780	$15,440	$13,533	$10,924
12/19	$13,071	$15,906	$13,775	$10,917
01/20	$13,158	$15,899	$13,877	$11,127
02/20	$12,601	$14,591	$13,292	$11,327
03/20	$11,476	$12,788	$12,276	$11,260
04/20	$12,513	$14,428	$13,307	$11,460
05/20	$12,997	$15,115	$13,712	$11,514
06/20	$13,184	$15,416	$13,910	$11,586
07/20	$13,781	$16,285	$14,464	$11,759
08/20	$14,384	$17,455	$15,041	$11,665
09/20	$14,000	$16,792	$14,695	$11,658
10/20	$13,713	$16,346	$14,434	$11,606
11/20	$14,897	$18,135	$15,439	$11,720
12/20	$15,331	$18,832	$15,803	$11,736
01/21	$15,174	$18,642	$15,662	$11,652
02/21	$15,517	$19,156	$15,831	$11,484
03/21	$15,889	$19,995	$16,168	$11,340
04/21	$16,466	$21,062	$16,737	$11,430
05/21	$16,592	$21,209	$16,829	$11,467
06/21	$16,817	$21,704	$17,112	$11,548
07/21	$17,069	$22,220	$17,432	$11,677
08/21	$17,318	$22,895	$17,737	$11,655
09/21	$16,680	$21,831	$17,181	$11,554
10/21	$17,232	$23,360	$17,901	$11,551
11/21	$16,999	$23,198	$17,848	$11,585
12/21	$17,530	$24,238	$18,309	$11,555
01/22	$17,043	$22,984	$17,583	$11,306
02/22	$16,697	$22,295	$17,189	$11,180
03/22	$16,808	$23,123	$17,381	$10,869
04/22	$15,670	$21,107	$16,207	$10,457
05/22	$15,635	$21,146	$16,267	$10,524
06/22	$14,747	$19,400	$15,359	$10,359
07/22	$15,586	$21,189	$16,359	$10,612
08/22	$15,105	$20,325	$15,774	$10,313
09/22	$13,942	$18,453	$14,630	$9,867
10/22	$14,503	$19,947	$15,265	$9,739
11/22	$15,130	$21,062	$16,001	$10,097
12/22	$14,536	$19,848	$15,419	$10,052
01/23	$15,368	$21,095	$16,190	$10,361
02/23	$14,941	$20,581	$15,786	$10,093
03/23	$15,474	$21,336	$16,294	$10,350
04/23	$15,719	$21,669	$16,486	$10,412
05/23	$15,805	$21,763	$16,457	$10,299
06/23	$16,407	$23,201	$17,086	$10,262
07/23	$16,749	$23,947	$17,411	$10,255
08/23	$16,573	$23,566	$17,200	$10,189
09/23	$15,916	$22,442	$16,533	$9,931
10/23	$15,644	$21,970	$16,220	$9,774
11/23	$16,855	$23,977	$17,403	$10,216
12/23	$17,574	$25,066	$18,143	$10,608
01/24	$17,778	$25,487	$18,306	$10,578
02/24	$18,331	$26,848	$18,789	$10,429
03/24	$18,653	$27,712	$19,222	$10,525
04/24	$18,094	$26,580	$18,556	$10,259
05/24	$18,802	$27,898	$19,234	$10,433
06/24	$19,251	$28,899	$19,721	$10,532
07/24	$19,471	$29,251	$20,049	$10,778
08/24	$19,827	$29,960	$20,456	$10,933
09/24	$20,058	$30,600	$20,828	$11,079
10/24	$19,672	$30,323	$20,508	$10,805
11/24	$20,412	$32,102	$21,317	$10,919
12/24	$20,042	$31,337	$20,873	$10,740
01/25	$20,506	$32,210	$21,266	$10,797
02/25	$20,440	$31,790	$21,286	$11,035
03/25	$19,686	$29,998	$20,570	$11,039
04/25	$19,647	$29,795	$20,519	$11,082
05/25	$20,371	$31,670	$21,235	$11,003
06/25	$21,200	$33,281	$22,013	$11,172
07/25	$21,632	$34,028	$22,287	$11,143
08/25	$21,876	$34,718	$22,664	$11,276
09/25	$22,342	$35,985	$23,260	$11,399
10/25	$22,752	$36,827	$23,644	$11,470
11/25	$22,689	$36,918	$23,738	$11,541
12/25	$22,770	$36,940	$23,733	$11,524
01/26	$22,874	$37,476	$23,949	$11,537
02/26	$22,791	$37,191	$23,997	$11,726
03/26	$21,943	$35,339	$23,111	$11,519
04/26	$23,343	$39,047	$24,576	$11,532
05/26	$24,165	$41,102	$25,383	$11,568
06/26	$24,043	$40,711	$25,262	$11,596
07/26	$24,072	$40,685	$25,121	$11,445
08/26	$24,468	$41,793	$25,571	$11,489

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class R	11.85	7.16	9.36
S&P 500® Index	20.38	12.79	15.37
Blended Benchmark - 60% S&P 500® Index, 40% Bloomberg U.S. Aggregate Bond Index	12.82	7.59	9.84
Bloomberg U.S. Aggregate Bond Index	1.89	(0.29)	1.40

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 10,425,754,230
Holdings Count | Holding	997
Advisory Fees Paid, Amount	$ 57,729,592
InvestmentCompanyPortfolioTurnover	86.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$10,425,754,230
Total number of portfolio holdings	997
Management services fees (represents 0.56% of Fund average net assets)	$57,729,592
Portfolio turnover for the reporting period	86%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	50%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	24.1%
Financials	8.5%
Communication Services	6.9%
Health Care	6.5%
Consumer Discretionary	6.2%
Industrials	5.3%
Energy	1.8%
Real Estate	0.7%
Materials	0.6%
Utilities	0.6%
Other	0.6%

Asset Categories

Table Summary
Common Stocks	61.8%
Residential Mortgage-Backed Securities - Agency	11.7%
Residential Mortgage-Backed Securities - Non-Agency	8.1%
Corporate Bonds & Notes	7.9%
Asset-Backed Securities - Non-Agency	4.6%
Money Market Funds	3.3%
Exchange-Traded Equity Funds	2.9%
Other	1.5%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	5.5%
Microsoft Corp.	4.3%
Apple, Inc.	3.8%
Amazon.com, Inc.	3.1%
iShares Core MSCI EAFE ETF	2.9%
Broadcom, Inc.	2.0%
Alphabet, Inc., Class A	1.9%
Alphabet, Inc., Class C	1.6%
Micron Technology, Inc.	1.5%
Eli Lilly & Co.	1.4%

Material Fund Change [Text Block]
C000253713
Shareholder Report [Line Items]
Fund Name	Columbia Balanced Fund
Class Name	Class S
Trading Symbol	CBABX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Balanced Fund (the Fund) for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$70	0.66%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocations | Allocations to the consumer discretionary, communication services and real estate sectors boosted the Fund’s equity performance during the period. Smaller allocations to the consumer staples sector and larger allocations to the health care sector also contributed to equity performance. Sector allocation was the biggest driver of positive fixed-income performance with non-agency residential mortgage-backed securities (RMBS) contributing the most. Positioning in asset-backed securities (ABS) was additive, highlighted by holdings of collateralized loan obligations, fixed auto and other fixed ABS. Exposures to non-agency commercial mortgage-backed securities (CMBS) and high-yield corporates were also additive.

Stock selection | Positions in Marvell Technology, a semiconductor company focused on data infrastructure and networking chips; Dell Technologies, a provider of personal computing and enterprise infrastructure solutions; and Applied Materials, a supplier of semiconductor manufacturing equipment and services, were among the top contributors to the Fund's equity performance. Security selection within ABS, CMBS and investment-grade corporate utilities contributed to the Fund’s performance in the fixed-income segment of the portfolio.

Top Performance Detractors

Allocations | Allocations to the industrials, health care and energy sectors hurt the Fund’s equity performance during the period. Larger weightings to the financials and communication services sectors detracted from equity performance. Security selection within agency collateralized mortgage obligations and investment-grade corporates detracted from the Fund’s fixed-income performance. Duration and yield-curve positioning also detracted from fixed-income performance primarily due to the duration and yield curve positioning of mortgage-backed securities.

Stock selection | Positions in Micron Technology, a memory and storage semiconductor manufacturer; Intuit, a financial software company; and Synopsys, a provider of chip design software and semiconductor IP, were among the top detractors from the Fund's equity performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Balanced Fund Class S ($25,730)	S&P 500® Index ($41,793)	Blended Benchmark - 60% S&P 500® Index, 40% Bloomberg U.S. Aggregate Bond Index ($25,571)	Bloomberg U.S. Aggregate Bond Index ($11,489)
08/16	$10,000	$10,000	$10,000	$10,000
09/16	$9,995	$10,002	$9,999	$9,994
10/16	$9,856	$9,819	$9,859	$9,918
11/16	$9,926	$10,183	$9,985	$9,683
12/16	$10,025	$10,384	$10,109	$9,697
01/17	$10,149	$10,581	$10,232	$9,716
02/17	$10,418	$11,001	$10,503	$9,781
03/17	$10,465	$11,014	$10,508	$9,776
04/17	$10,579	$11,127	$10,605	$9,851
05/17	$10,692	$11,284	$10,727	$9,927
06/17	$10,761	$11,354	$10,763	$9,917
07/17	$10,923	$11,588	$10,915	$9,960
08/17	$10,983	$11,623	$10,974	$10,049
09/17	$11,069	$11,863	$11,089	$10,001
10/17	$11,145	$12,140	$11,246	$10,007
11/17	$11,306	$12,512	$11,448	$9,994
12/17	$11,457	$12,651	$11,545	$10,040
01/18	$11,817	$13,376	$11,888	$9,925
02/18	$11,432	$12,883	$11,580	$9,830
03/18	$11,219	$12,555	$11,434	$9,894
04/18	$11,178	$12,604	$11,426	$9,820
05/18	$11,303	$12,907	$11,624	$9,890
06/18	$11,333	$12,987	$11,661	$9,878
07/18	$11,648	$13,470	$11,922	$9,880
08/18	$11,852	$13,909	$12,186	$9,944
09/18	$11,886	$13,988	$12,196	$9,880
10/18	$11,318	$13,032	$11,658	$9,802
11/18	$11,444	$13,297	$11,828	$9,860
12/18	$10,804	$12,097	$11,274	$10,041
01/19	$11,410	$13,066	$11,864	$10,148
02/19	$11,621	$13,486	$12,090	$10,142
03/19	$11,855	$13,748	$12,324	$10,337
04/19	$12,216	$14,304	$12,624	$10,339
05/19	$11,782	$13,395	$12,233	$10,523
06/19	$12,331	$14,339	$12,811	$10,655
07/19	$12,481	$14,546	$12,933	$10,679
08/19	$12,449	$14,315	$12,944	$10,955
09/19	$12,563	$14,583	$13,062	$10,897
10/19	$12,726	$14,899	$13,247	$10,930
11/19	$12,990	$15,440	$13,533	$10,924
12/19	$13,291	$15,906	$13,775	$10,917
01/20	$13,386	$15,899	$13,877	$11,127
02/20	$12,827	$14,591	$13,292	$11,327
03/20	$11,688	$12,788	$12,276	$11,260
04/20	$12,747	$14,428	$13,307	$11,460
05/20	$13,244	$15,115	$13,712	$11,514
06/20	$13,442	$15,416	$13,910	$11,586
07/20	$14,055	$16,285	$14,464	$11,759
08/20	$14,677	$17,455	$15,041	$11,665
09/20	$14,291	$16,792	$14,695	$11,658
10/20	$14,004	$16,346	$14,434	$11,606
11/20	$15,221	$18,135	$15,439	$11,720
12/20	$15,669	$18,832	$15,803	$11,736
01/21	$15,514	$18,642	$15,662	$11,652
02/21	$15,872	$19,156	$15,831	$11,484
03/21	$16,260	$19,995	$16,168	$11,340
04/21	$16,858	$21,062	$16,737	$11,430
05/21	$16,994	$21,209	$16,829	$11,467
06/21	$17,233	$21,704	$17,112	$11,548
07/21	$17,499	$22,220	$17,432	$11,677
08/21	$17,761	$22,895	$17,737	$11,655
09/21	$17,115	$21,831	$17,181	$11,554
10/21	$17,686	$23,360	$17,901	$11,551
11/21	$17,455	$23,198	$17,848	$11,585
12/21	$18,005	$24,238	$18,309	$11,555
01/22	$17,514	$22,984	$17,583	$11,306
02/22	$17,165	$22,295	$17,189	$11,180
03/22	$17,287	$23,123	$17,381	$10,869
04/22	$16,123	$21,107	$16,207	$10,457
05/22	$16,095	$21,146	$16,267	$10,524
06/22	$15,186	$19,400	$15,359	$10,359
07/22	$16,055	$21,189	$16,359	$10,612
08/22	$15,566	$20,325	$15,774	$10,313
09/22	$14,373	$18,453	$14,630	$9,867
10/22	$14,964	$19,947	$15,265	$9,739
11/22	$15,612	$21,062	$16,001	$10,097
12/22	$15,009	$19,848	$15,419	$10,052
01/23	$15,874	$21,095	$16,190	$10,361
02/23	$15,440	$20,581	$15,786	$10,093
03/23	$15,993	$21,336	$16,294	$10,350
04/23	$16,254	$21,669	$16,486	$10,412
05/23	$16,351	$21,763	$16,457	$10,299
06/23	$16,981	$23,201	$17,086	$10,262
07/23	$17,344	$23,947	$17,411	$10,255
08/23	$17,165	$23,566	$17,200	$10,189
09/23	$16,493	$22,442	$16,533	$9,931
10/23	$16,218	$21,970	$16,220	$9,774
11/23	$17,480	$23,977	$17,403	$10,216
12/23	$18,235	$25,066	$18,143	$10,608
01/24	$18,454	$25,487	$18,306	$10,578
02/24	$19,034	$26,848	$18,789	$10,429
03/24	$19,377	$27,712	$19,222	$10,525
04/24	$18,806	$26,580	$18,556	$10,259
05/24	$19,548	$27,898	$19,234	$10,433
06/24	$20,024	$28,899	$19,721	$10,532
07/24	$20,261	$29,251	$20,049	$10,778
08/24	$20,640	$29,960	$20,456	$10,933
09/24	$20,888	$30,600	$20,828	$11,079
10/24	$20,496	$30,323	$20,508	$10,805
11/24	$21,277	$32,102	$21,317	$10,919
12/24	$20,900	$31,337	$20,873	$10,740
01/25	$21,389	$32,210	$21,266	$10,797
02/25	$21,332	$31,790	$21,286	$11,035
03/25	$20,556	$29,998	$20,570	$11,039
04/25	$20,523	$29,795	$20,519	$11,082
05/25	$21,286	$31,670	$21,235	$11,003
06/25	$22,164	$33,281	$22,013	$11,172
07/25	$22,625	$34,028	$22,287	$11,143
08/25	$22,885	$34,718	$22,664	$11,276
09/25	$23,383	$35,985	$23,260	$11,399
10/25	$23,825	$36,827	$23,644	$11,470
11/25	$23,768	$36,918	$23,738	$11,541
12/25	$23,862	$36,940	$23,733	$11,524
01/26	$23,979	$37,476	$23,949	$11,537
02/26	$23,905	$37,191	$23,997	$11,726
03/26	$23,027	$35,339	$23,111	$11,519
04/26	$24,503	$39,047	$24,576	$11,532
05/26	$25,381	$41,102	$25,383	$11,568
06/26	$25,261	$40,711	$25,262	$11,596
07/26	$25,305	$40,685	$25,121	$11,445
08/26	$25,730	$41,793	$25,571	$11,489

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class SFootnote Reference(a)	12.44	7.69	9.91
S&P 500® Index	20.38	12.79	15.37
Blended Benchmark - 60% S&P 500® Index, 40% Bloomberg U.S. Aggregate Bond Index	12.82	7.59	9.84
Bloomberg U.S. Aggregate Bond Index	1.89	(0.29)	1.40

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 10,425,754,230
Holdings Count | Holding	997
Advisory Fees Paid, Amount	$ 57,729,592
InvestmentCompanyPortfolioTurnover	86.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$10,425,754,230
Total number of portfolio holdings	997
Management services fees (represents 0.56% of Fund average net assets)	$57,729,592
Portfolio turnover for the reporting period	86%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	50%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	24.1%
Financials	8.5%
Communication Services	6.9%
Health Care	6.5%
Consumer Discretionary	6.2%
Industrials	5.3%
Energy	1.8%
Real Estate	0.7%
Materials	0.6%
Utilities	0.6%
Other	0.6%

Asset Categories

Table Summary
Common Stocks	61.8%
Residential Mortgage-Backed Securities - Agency	11.7%
Residential Mortgage-Backed Securities - Non-Agency	8.1%
Corporate Bonds & Notes	7.9%
Asset-Backed Securities - Non-Agency	4.6%
Money Market Funds	3.3%
Exchange-Traded Equity Funds	2.9%
Other	1.5%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	5.5%
Microsoft Corp.	4.3%
Apple, Inc.	3.8%
Amazon.com, Inc.	3.1%
iShares Core MSCI EAFE ETF	2.9%
Broadcom, Inc.	2.0%
Alphabet, Inc., Class A	1.9%
Alphabet, Inc., Class C	1.6%
Micron Technology, Inc.	1.5%
Eli Lilly & Co.	1.4%

Material Fund Change [Text Block]
C000032888
Shareholder Report [Line Items]
Fund Name	Columbia Contrarian Core Fund
Class Name	Class A
Trading Symbol	LCCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Contrarian Core Fund (the Fund) for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$107	0.98%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the consumer discretionary, communication services and real estate sectors boosted the Fund’s performance relative to the benchmark during the period.

Allocations | Smaller allocations to the consumer staples sector and larger allocations to the information technology sector buoyed the Fund’s relative performance during the period.

Individual holdings | Positions in Marvell Technology, a semiconductor company focused on data infrastructure and networking chips; Dell Technologies, a provider of personal computing and enterprise infrastructure solutions; and Applied Materials, a supplier of semiconductor manufacturing equipment and services, were among the top contributors to the Fund's relative performance.

Top Performance Detractors

Stock selection | Selections in the industrials, health care and energy sectors hurt the Fund’s performance relative to the benchmark during the period.

Allocations | Larger weightings in the financials and communication services sectors detracted from the Fund’s relative performance.

Individual holdings | Positions in Intuit, a financial software company; Micron Technology, a memory and storage semiconductor manufacturer; and Synopsys, a provider of chip design software and semiconductor IP, were among the top detractors from the Fund's relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Contrarian Core Fund Class A (including sales charges) ($36,652)	Russell 1000® Index ($40,910)
08/16	$9,425	$10,000
09/16	$9,421	$10,008
10/16	$9,247	$9,813
11/16	$9,463	$10,200
12/16	$9,588	$10,391
01/17	$9,769	$10,600
02/17	$10,154	$11,010
03/17	$10,236	$11,017
04/17	$10,377	$11,134
05/17	$10,510	$11,276
06/17	$10,622	$11,355
07/17	$10,853	$11,580
08/17	$10,896	$11,616
09/17	$11,055	$11,863
10/17	$11,171	$12,135
11/17	$11,432	$12,505
12/17	$11,643	$12,645
01/18	$12,273	$13,339
02/18	$11,716	$12,849
03/18	$11,349	$12,558
04/18	$11,317	$12,600
05/18	$11,480	$12,922
06/18	$11,543	$13,005
07/18	$12,028	$13,454
08/18	$12,323	$13,918
09/18	$12,418	$13,971
10/18	$11,543	$12,982
11/18	$11,738	$13,246
12/18	$10,573	$12,040
01/19	$11,475	$13,049
02/19	$11,812	$13,491
03/19	$12,065	$13,726
04/19	$12,639	$14,280
05/19	$11,802	$13,370
06/19	$12,620	$14,308
07/19	$12,858	$14,531
08/19	$12,630	$14,265
09/19	$12,853	$14,512
10/19	$13,095	$14,819
11/19	$13,532	$15,379
12/19	$14,019	$15,824
01/20	$14,030	$15,841
02/20	$12,938	$14,546
03/20	$11,458	$12,624
04/20	$12,970	$14,292
05/20	$13,626	$15,046
06/20	$13,799	$15,379
07/20	$14,612	$16,279
08/20	$15,636	$17,474
09/20	$14,990	$16,836
10/20	$14,523	$16,430
11/20	$16,397	$18,364
12/20	$17,100	$19,141
01/21	$16,851	$18,983
02/21	$17,569	$19,533
03/21	$18,305	$20,272
04/21	$19,272	$21,364
05/21	$19,458	$21,465
06/21	$19,814	$22,003
07/21	$20,182	$22,460
08/21	$20,663	$23,110
09/21	$19,588	$22,048
10/21	$20,629	$23,578
11/21	$20,205	$23,262
12/21	$21,207	$24,204
01/22	$20,518	$22,840
02/22	$20,016	$22,213
03/22	$20,557	$22,962
04/22	$18,761	$20,916
05/22	$18,665	$20,884
06/22	$17,197	$19,135
07/22	$18,562	$20,917
08/22	$17,905	$20,114
09/22	$16,206	$18,253
10/22	$17,526	$19,717
11/22	$18,362	$20,783
12/22	$17,221	$19,575
01/23	$18,420	$20,887
02/23	$17,895	$20,390
03/23	$18,711	$21,035
04/23	$19,129	$21,296
05/23	$19,484	$21,395
06/23	$20,768	$22,840
07/23	$21,463	$23,625
08/23	$21,179	$23,212
09/23	$20,129	$22,121
10/23	$19,817	$21,587
11/23	$21,732	$23,603
12/23	$22,690	$24,768
01/24	$23,099	$25,113
02/24	$24,494	$26,469
03/24	$25,057	$27,318
04/24	$24,231	$26,155
05/24	$25,517	$27,387
06/24	$26,386	$28,294
07/24	$26,467	$28,705
08/24	$26,985	$29,386
09/24	$27,292	$30,014
10/24	$26,949	$29,804
11/24	$28,461	$31,723
12/24	$27,920	$30,839
01/25	$28,846	$31,820
02/25	$28,295	$31,264
03/25	$26,586	$29,454
04/25	$26,339	$29,279
05/25	$28,063	$31,148
06/25	$29,636	$32,726
07/25	$30,706	$33,453
08/25	$30,978	$34,157
09/25	$31,888	$35,341
10/25	$32,742	$36,104
11/25	$32,479	$36,192
12/25	$32,695	$36,194
01/26	$32,858	$36,692
02/26	$32,318	$36,496
03/26	$30,836	$34,681
04/26	$33,945	$38,185
05/26	$35,821	$40,133
06/26	$35,487	$39,928
07/26	$35,821	$39,788
08/26	$36,652	$40,910

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	18.32	12.15	14.55
Class A (including sales charges)	11.51	10.82	13.87
Russell 1000® Index	19.77	12.10	15.13

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 18,595,649,063
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 100,926,880
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$18,595,649,063
Total number of portfolio holdings	78
Management services fees (represents 0.60% of Fund average net assets)	$100,926,880
Portfolio turnover for the reporting period	56%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	38.4%
Financials	13.7%
Communication Services	11.0%
Health Care	10.6%
Consumer Discretionary	10.0%
Industrials	8.5%
Energy	3.0%
Real Estate	1.1%
Materials	1.0%
Utilities	1.0%
Other	0.9%

Asset Categories

Table Summary
Common Stocks	99.2%
Other	0.8%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	8.9%
Microsoft Corp.	6.7%
Apple, Inc.	6.1%
Amazon.com, Inc.	5.1%
Broadcom, Inc.	3.2%
Alphabet, Inc., Class A	3.0%
Alphabet, Inc., Class C	2.4%
Micron Technology, Inc.	2.4%
Eli Lilly & Co.	2.4%
Meta Platforms, Inc., Class A	2.3%

Material Fund Change [Text Block]
C000032890
Shareholder Report [Line Items]
Fund Name	Columbia Contrarian Core Fund
Class Name	Class C
Trading Symbol	LCCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Contrarian Core Fund (the Fund) for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$188	1.73%

Expenses Paid, Amount	$ 188
Expense Ratio, Percent	1.73%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the consumer discretionary, communication services and real estate sectors boosted the Fund’s performance relative to the benchmark during the period.

Allocations | Smaller allocations to the consumer staples sector and larger allocations to the information technology sector buoyed the Fund’s relative performance during the period.

Individual holdings | Positions in Marvell Technology, a semiconductor company focused on data infrastructure and networking chips; Dell Technologies, a provider of personal computing and enterprise infrastructure solutions; and Applied Materials, a supplier of semiconductor manufacturing equipment and services, were among the top contributors to the Fund's relative performance.

Top Performance Detractors

Stock selection | Selections in the industrials, health care and energy sectors hurt the Fund’s performance relative to the benchmark during the period.

Allocations | Larger weightings in the financials and communication services sectors detracted from the Fund’s relative performance.

Individual holdings | Positions in Intuit, a financial software company; Micron Technology, a memory and storage semiconductor manufacturer; and Synopsys, a provider of chip design software and semiconductor IP, were among the top detractors from the Fund's relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Contrarian Core Fund Class C (including sales charges) ($36,079)	Russell 1000® Index ($40,910)
08/16	$10,000	$10,000
09/16	$9,990	$10,008
10/16	$9,798	$9,813
11/16	$10,025	$10,200
12/16	$10,152	$10,391
01/17	$10,331	$10,600
02/17	$10,739	$11,010
03/17	$10,813	$11,017
04/17	$10,958	$11,134
05/17	$11,092	$11,276
06/17	$11,201	$11,355
07/17	$11,440	$11,580
08/17	$11,480	$11,616
09/17	$11,639	$11,863
10/17	$11,748	$12,135
11/17	$12,017	$12,505
12/17	$12,233	$12,645
01/18	$12,883	$13,339
02/18	$12,291	$12,849
03/18	$11,903	$12,558
04/18	$11,861	$12,600
05/18	$12,023	$12,922
06/18	$12,081	$13,005
07/18	$12,584	$13,454
08/18	$12,883	$13,918
09/18	$12,977	$13,971
10/18	$12,049	$12,982
11/18	$12,249	$13,246
12/18	$11,023	$12,040
01/19	$11,958	$13,049
02/19	$12,302	$13,491
03/19	$12,560	$13,726
04/19	$13,146	$14,280
05/19	$12,268	$13,370
06/19	$13,111	$14,308
07/19	$13,347	$14,531
08/19	$13,106	$14,265
09/19	$13,324	$14,512
10/19	$13,570	$14,819
11/19	$14,012	$15,379
12/19	$14,510	$15,824
01/20	$14,510	$15,841
02/20	$13,375	$14,546
03/20	$11,834	$12,624
04/20	$13,387	$14,292
05/20	$14,061	$15,046
06/20	$14,225	$15,379
07/20	$15,056	$16,279
08/20	$16,100	$17,474
09/20	$15,426	$16,836
10/20	$14,935	$16,430
11/20	$16,858	$18,364
12/20	$17,565	$19,141
01/21	$17,303	$18,983
02/21	$18,024	$19,533
03/21	$18,765	$20,272
04/21	$19,743	$21,364
05/21	$19,926	$21,465
06/21	$20,281	$22,003
07/21	$20,641	$22,460
08/21	$21,114	$23,110
09/21	$20,005	$22,048
10/21	$21,061	$23,578
11/21	$20,609	$23,262
12/21	$21,620	$24,204
01/22	$20,899	$22,840
02/22	$20,383	$22,213
03/22	$20,914	$22,962
04/22	$19,078	$20,916
05/22	$18,972	$20,884
06/22	$17,462	$19,135
07/22	$18,843	$20,917
08/22	$18,167	$20,114
09/22	$16,430	$18,253
10/22	$17,758	$19,717
11/22	$18,592	$20,783
12/22	$17,424	$19,575
01/23	$18,628	$20,887
02/23	$18,086	$20,390
03/23	$18,900	$21,035
04/23	$19,307	$21,296
05/23	$19,654	$21,395
06/23	$20,935	$22,840
07/23	$21,621	$23,625
08/23	$21,325	$23,212
09/23	$20,256	$22,121
10/23	$19,926	$21,587
11/23	$21,842	$23,603
12/23	$22,794	$24,768
01/24	$23,188	$25,113
02/24	$24,569	$26,469
03/24	$25,120	$27,318
04/24	$24,272	$26,155
05/24	$25,549	$27,387
06/24	$26,406	$28,294
07/24	$26,467	$28,705
08/24	$26,965	$29,386
09/24	$27,254	$30,014
10/24	$26,895	$29,804
11/24	$28,390	$31,723
12/24	$27,831	$30,839
01/25	$28,733	$31,820
02/25	$28,170	$31,264
03/25	$26,454	$29,454
04/25	$26,192	$29,279
05/25	$27,889	$31,148
06/25	$29,431	$32,726
07/25	$30,478	$33,453
08/25	$30,721	$34,157
09/25	$31,603	$35,341
10/25	$32,437	$36,104
11/25	$32,156	$36,192
12/25	$32,349	$36,194
01/26	$32,487	$36,692
02/26	$31,937	$36,496
03/26	$30,448	$34,681
04/26	$33,501	$38,185
05/26	$35,329	$40,133
06/26	$34,980	$39,928
07/26	$35,286	$39,788
08/26	$36,079	$40,910

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	17.44	11.31	13.69
Class C (including sales charges)	16.44	11.31	13.69
Russell 1000® Index	19.77	12.10	15.13

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 18,595,649,063
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 100,926,880
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$18,595,649,063
Total number of portfolio holdings	78
Management services fees (represents 0.60% of Fund average net assets)	$100,926,880
Portfolio turnover for the reporting period	56%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	38.4%
Financials	13.7%
Communication Services	11.0%
Health Care	10.6%
Consumer Discretionary	10.0%
Industrials	8.5%
Energy	3.0%
Real Estate	1.1%
Materials	1.0%
Utilities	1.0%
Other	0.9%

Asset Categories

Table Summary
Common Stocks	99.2%
Other	0.8%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	8.9%
Microsoft Corp.	6.7%
Apple, Inc.	6.1%
Amazon.com, Inc.	5.1%
Broadcom, Inc.	3.2%
Alphabet, Inc., Class A	3.0%
Alphabet, Inc., Class C	2.4%
Micron Technology, Inc.	2.4%
Eli Lilly & Co.	2.4%
Meta Platforms, Inc., Class A	2.3%

Material Fund Change [Text Block]
C000032893
Shareholder Report [Line Items]
Fund Name	Columbia Contrarian Core Fund
Class Name	Institutional Class
Trading Symbol	SMGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Contrarian Core Fund (the Fund) for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$80	0.73%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the consumer discretionary, communication services and real estate sectors boosted the Fund’s performance relative to the benchmark during the period.

Allocations | Smaller allocations to the consumer staples sector and larger allocations to the information technology sector buoyed the Fund’s relative performance during the period.

Individual holdings | Positions in Marvell Technology, a semiconductor company focused on data infrastructure and networking chips; Dell Technologies, a provider of personal computing and enterprise infrastructure solutions; and Applied Materials, a supplier of semiconductor manufacturing equipment and services, were among the top contributors to the Fund's relative performance.

Top Performance Detractors

Stock selection | Selections in the industrials, health care and energy sectors hurt the Fund’s performance relative to the benchmark during the period.

Allocations | Larger weightings in the financials and communication services sectors detracted from the Fund’s relative performance.

Individual holdings | Positions in Intuit, a financial software company; Micron Technology, a memory and storage semiconductor manufacturer; and Synopsys, a provider of chip design software and semiconductor IP, were among the top detractors from the Fund's relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Contrarian Core Fund Institutional Class ($39,881)	Russell 1000® Index ($40,910)
08/16	$10,000	$10,000
09/16	$10,000	$10,008
10/16	$9,817	$9,813
11/16	$10,049	$10,200
12/16	$10,187	$10,391
01/17	$10,377	$10,600
02/17	$10,793	$11,010
03/17	$10,879	$11,017
04/17	$11,033	$11,134
05/17	$11,178	$11,276
06/17	$11,296	$11,355
07/17	$11,545	$11,580
08/17	$11,595	$11,616
09/17	$11,767	$11,863
10/17	$11,889	$12,135
11/17	$12,170	$12,505
12/17	$12,397	$12,645
01/18	$13,073	$13,339
02/18	$12,478	$12,849
03/18	$12,095	$12,558
04/18	$12,061	$12,600
05/18	$12,234	$12,922
06/18	$12,306	$13,005
07/18	$12,828	$13,454
08/18	$13,145	$13,918
09/18	$13,250	$13,971
10/18	$12,315	$12,982
11/18	$12,526	$13,246
12/18	$11,284	$12,040
01/19	$12,251	$13,049
02/19	$12,614	$13,491
03/19	$12,892	$13,726
04/19	$13,507	$14,280
05/19	$12,608	$13,370
06/19	$13,491	$14,308
07/19	$13,748	$14,531
08/19	$13,507	$14,265
09/19	$13,743	$14,512
10/19	$14,006	$14,819
11/19	$14,479	$15,379
12/19	$15,004	$15,824
01/20	$15,021	$15,841
02/20	$13,850	$14,546
03/20	$12,267	$12,624
04/20	$13,889	$14,292
05/20	$14,597	$15,046
06/20	$14,781	$15,379
07/20	$15,662	$16,279
08/20	$16,760	$17,474
09/20	$16,068	$16,836
10/20	$15,578	$16,430
11/20	$17,590	$18,364
12/20	$18,347	$19,141
01/21	$18,083	$18,983
02/21	$18,858	$19,533
03/21	$19,652	$20,272
04/21	$20,692	$21,364
05/21	$20,897	$21,465
06/21	$21,288	$22,003
07/21	$21,685	$22,460
08/21	$22,202	$23,110
09/21	$21,053	$22,048
10/21	$22,178	$23,578
11/21	$21,727	$23,262
12/21	$22,803	$24,204
01/22	$22,070	$22,840
02/22	$21,535	$22,213
03/22	$22,125	$22,962
04/22	$20,193	$20,916
05/22	$20,097	$20,884
06/22	$18,514	$19,135
07/22	$19,987	$20,917
08/22	$19,295	$20,114
09/22	$17,459	$18,253
10/22	$18,891	$19,717
11/22	$19,795	$20,783
12/22	$18,568	$19,575
01/23	$19,869	$20,887
02/23	$19,302	$20,390
03/23	$20,187	$21,035
04/23	$20,641	$21,296
05/23	$21,026	$21,395
06/23	$22,418	$22,840
07/23	$23,182	$23,625
08/23	$22,879	$23,212
09/23	$21,745	$22,121
10/23	$21,412	$21,587
11/23	$23,485	$23,603
12/23	$24,531	$24,768
01/24	$24,976	$25,113
02/24	$26,490	$26,469
03/24	$27,098	$27,318
04/24	$26,217	$26,155
05/24	$27,614	$27,387
06/24	$28,558	$28,294
07/24	$28,652	$28,705
08/24	$29,221	$29,386
09/24	$29,557	$30,014
10/24	$29,190	$29,804
11/24	$30,837	$31,723
12/24	$30,258	$30,839
01/25	$31,265	$31,820
02/25	$30,676	$31,264
03/25	$28,823	$29,454
04/25	$28,567	$29,279
05/25	$30,446	$31,148
06/25	$32,154	$32,726
07/25	$33,324	$33,453
08/25	$33,622	$34,157
09/25	$34,622	$35,341
10/25	$35,553	$36,104
11/25	$35,271	$36,192
12/25	$35,514	$36,194
01/26	$35,707	$36,692
02/26	$35,129	$36,496
03/26	$33,514	$34,681
04/26	$36,900	$38,185
05/26	$38,955	$40,133
06/26	$38,597	$39,928
07/26	$38,964	$39,788
08/26	$39,881	$40,910

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	18.62	12.43	14.84
Russell 1000® Index	19.77	12.10	15.13

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 18,595,649,063
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 100,926,880
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$18,595,649,063
Total number of portfolio holdings	78
Management services fees (represents 0.60% of Fund average net assets)	$100,926,880
Portfolio turnover for the reporting period	56%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	38.4%
Financials	13.7%
Communication Services	11.0%
Health Care	10.6%
Consumer Discretionary	10.0%
Industrials	8.5%
Energy	3.0%
Real Estate	1.1%
Materials	1.0%
Utilities	1.0%
Other	0.9%

Asset Categories

Table Summary
Common Stocks	99.2%
Other	0.8%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	8.9%
Microsoft Corp.	6.7%
Apple, Inc.	6.1%
Amazon.com, Inc.	5.1%
Broadcom, Inc.	3.2%
Alphabet, Inc., Class A	3.0%
Alphabet, Inc., Class C	2.4%
Micron Technology, Inc.	2.4%
Eli Lilly & Co.	2.4%
Meta Platforms, Inc., Class A	2.3%

Material Fund Change [Text Block]
C000122667
Shareholder Report [Line Items]
Fund Name	Columbia Contrarian Core Fund
Class Name	Institutional 2 Class
Trading Symbol	COFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Contrarian Core Fund (the Fund) for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$72	0.66%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the consumer discretionary, communication services and real estate sectors boosted the Fund’s performance relative to the benchmark during the period.

Allocations | Smaller allocations to the consumer staples sector and larger allocations to the information technology sector buoyed the Fund’s relative performance during the period.

Individual holdings | Positions in Marvell Technology, a semiconductor company focused on data infrastructure and networking chips; Dell Technologies, a provider of personal computing and enterprise infrastructure solutions; and Applied Materials, a supplier of semiconductor manufacturing equipment and services, were among the top contributors to the Fund's relative performance.

Top Performance Detractors

Stock selection | Selections in the industrials, health care and energy sectors hurt the Fund’s performance relative to the benchmark during the period.

Allocations | Larger weightings in the financials and communication services sectors detracted from the Fund’s relative performance.

Individual holdings | Positions in Intuit, a financial software company; Micron Technology, a memory and storage semiconductor manufacturer; and Synopsys, a provider of chip design software and semiconductor IP, were among the top detractors from the Fund's relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Contrarian Core Fund Institutional 2 Class ($40,201)	Russell 1000® Index ($40,910)
08/16	$10,000	$10,000
09/16	$10,000	$10,008
10/16	$9,820	$9,813
11/16	$10,053	$10,200
12/16	$10,190	$10,391
01/17	$10,382	$10,600
02/17	$10,797	$11,010
03/17	$10,886	$11,017
04/17	$11,038	$11,134
05/17	$11,185	$11,276
06/17	$11,306	$11,355
07/17	$11,556	$11,580
08/17	$11,605	$11,616
09/17	$11,774	$11,863
10/17	$11,904	$12,135
11/17	$12,185	$12,505
12/17	$12,411	$12,645
01/18	$13,087	$13,339
02/18	$12,496	$12,849
03/18	$12,109	$12,558
04/18	$12,081	$12,600
05/18	$12,255	$12,922
06/18	$12,326	$13,005
07/18	$12,851	$13,454
08/18	$13,172	$13,918
09/18	$13,276	$13,971
10/18	$12,340	$12,982
11/18	$12,553	$13,246
12/18	$11,312	$12,040
01/19	$12,279	$13,049
02/19	$12,642	$13,491
03/19	$12,921	$13,726
04/19	$13,537	$14,280
05/19	$12,642	$13,370
06/19	$13,527	$14,308
07/19	$13,785	$14,531
08/19	$13,542	$14,265
09/19	$13,780	$14,512
10/19	$14,049	$14,819
11/19	$14,520	$15,379
12/19	$15,050	$15,824
01/20	$15,067	$15,841
02/20	$13,892	$14,546
03/20	$12,311	$12,624
04/20	$13,936	$14,292
05/20	$14,649	$15,046
06/20	$14,836	$15,379
07/20	$15,714	$16,279
08/20	$16,818	$17,474
09/20	$16,131	$16,836
10/20	$15,632	$16,430
11/20	$17,657	$18,364
12/20	$18,421	$19,141
01/21	$18,155	$18,983
02/21	$18,930	$19,533
03/21	$19,729	$20,272
04/21	$20,776	$21,364
05/21	$20,984	$21,465
06/21	$21,374	$22,003
07/21	$21,777	$22,460
08/21	$22,297	$23,110
09/21	$21,143	$22,048
10/21	$22,274	$23,578
11/21	$21,824	$23,262
12/21	$22,910	$24,204
01/22	$22,170	$22,840
02/22	$21,638	$22,213
03/22	$22,224	$22,962
04/22	$20,293	$20,916
05/22	$20,192	$20,884
06/22	$18,604	$19,135
07/22	$20,091	$20,917
08/22	$19,391	$20,114
09/22	$17,547	$18,253
10/22	$18,987	$19,717
11/22	$19,896	$20,783
12/22	$18,671	$19,575
01/23	$19,976	$20,887
02/23	$19,405	$20,390
03/23	$20,302	$21,035
04/23	$20,755	$21,296
05/23	$21,148	$21,395
06/23	$22,542	$22,840
07/23	$23,313	$23,625
08/23	$23,009	$23,212
09/23	$21,874	$22,121
10/23	$21,541	$21,587
11/23	$23,624	$23,603
12/23	$24,680	$24,768
01/24	$25,131	$25,113
02/24	$26,654	$26,469
03/24	$27,266	$27,318
04/24	$26,378	$26,155
05/24	$27,786	$27,387
06/24	$28,735	$28,294
07/24	$28,834	$28,705
08/24	$29,408	$29,386
09/24	$29,752	$30,014
10/24	$29,385	$29,804
11/24	$31,037	$31,723
12/24	$30,458	$30,839
01/25	$31,469	$31,820
02/25	$30,884	$31,264
03/25	$29,020	$29,454
04/25	$28,770	$29,279
05/25	$30,650	$31,148
06/25	$32,379	$32,726
07/25	$33,558	$33,453
08/25	$33,858	$34,157
09/25	$34,869	$35,341
10/25	$35,814	$36,104
11/25	$35,530	$36,192
12/25	$35,782	$36,194
01/26	$35,970	$36,692
02/26	$35,387	$36,496
03/26	$33,774	$34,681
04/26	$37,180	$38,185
05/26	$39,251	$40,133
06/26	$38,901	$39,928
07/26	$39,269	$39,788
08/26	$40,201	$40,910

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	18.73	12.51	14.93
Russell 1000® Index	19.77	12.10	15.13

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 18,595,649,063
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 100,926,880
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$18,595,649,063
Total number of portfolio holdings	78
Management services fees (represents 0.60% of Fund average net assets)	$100,926,880
Portfolio turnover for the reporting period	56%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	38.4%
Financials	13.7%
Communication Services	11.0%
Health Care	10.6%
Consumer Discretionary	10.0%
Industrials	8.5%
Energy	3.0%
Real Estate	1.1%
Materials	1.0%
Utilities	1.0%
Other	0.9%

Asset Categories

Table Summary
Common Stocks	99.2%
Other	0.8%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	8.9%
Microsoft Corp.	6.7%
Apple, Inc.	6.1%
Amazon.com, Inc.	5.1%
Broadcom, Inc.	3.2%
Alphabet, Inc., Class A	3.0%
Alphabet, Inc., Class C	2.4%
Micron Technology, Inc.	2.4%
Eli Lilly & Co.	2.4%
Meta Platforms, Inc., Class A	2.3%

Material Fund Change [Text Block]
C000122668
Shareholder Report [Line Items]
Fund Name	Columbia Contrarian Core Fund
Class Name	Institutional 3 Class
Trading Symbol	COFYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Contrarian Core Fund (the Fund) for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$67	0.61%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the consumer discretionary, communication services and real estate sectors boosted the Fund’s performance relative to the benchmark during the period.

Allocations | Smaller allocations to the consumer staples sector and larger allocations to the information technology sector buoyed the Fund’s relative performance during the period.

Individual holdings | Positions in Marvell Technology, a semiconductor company focused on data infrastructure and networking chips; Dell Technologies, a provider of personal computing and enterprise infrastructure solutions; and Applied Materials, a supplier of semiconductor manufacturing equipment and services, were among the top contributors to the Fund's relative performance.

Top Performance Detractors

Stock selection | Selections in the industrials, health care and energy sectors hurt the Fund’s performance relative to the benchmark during the period.

Allocations | Larger weightings in the financials and communication services sectors detracted from the Fund’s relative performance.

Individual holdings | Positions in Intuit, a financial software company; Micron Technology, a memory and storage semiconductor manufacturer; and Synopsys, a provider of chip design software and semiconductor IP, were among the top detractors from the Fund's relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Contrarian Core Fund Institutional 3 Class ($40,397)	Russell 1000® Index ($40,910)
08/16	$10,000	$10,000
09/16	$10,000	$10,008
10/16	$9,820	$9,813
11/16	$10,053	$10,200
12/16	$10,191	$10,391
01/17	$10,382	$10,600
02/17	$10,802	$11,010
03/17	$10,887	$11,017
04/17	$11,043	$11,134
05/17	$11,190	$11,276
06/17	$11,310	$11,355
07/17	$11,560	$11,580
08/17	$11,614	$11,616
09/17	$11,783	$11,863
10/17	$11,908	$12,135
11/17	$12,194	$12,505
12/17	$12,421	$12,645
01/18	$13,097	$13,339
02/18	$12,506	$12,849
03/18	$12,119	$12,558
04/18	$12,090	$12,600
05/18	$12,265	$12,922
06/18	$12,341	$13,005
07/18	$12,865	$13,454
08/18	$13,182	$13,918
09/18	$13,291	$13,971
10/18	$12,355	$12,982
11/18	$12,568	$13,246
12/18	$11,327	$12,040
01/19	$12,295	$13,049
02/19	$12,658	$13,491
03/19	$12,938	$13,726
04/19	$13,554	$14,280
05/19	$12,658	$13,370
06/19	$13,544	$14,308
07/19	$13,803	$14,531
08/19	$13,564	$14,265
09/19	$13,803	$14,512
10/19	$14,072	$14,819
11/19	$14,543	$15,379
12/19	$15,074	$15,824
01/20	$15,091	$15,841
02/20	$13,920	$14,546
03/20	$12,332	$12,624
04/20	$13,964	$14,292
05/20	$14,673	$15,046
06/20	$14,866	$15,379
07/20	$15,750	$16,279
08/20	$16,855	$17,474
09/20	$16,163	$16,836
10/20	$15,668	$16,430
11/20	$17,696	$18,364
12/20	$18,457	$19,141
01/21	$18,196	$18,983
02/21	$18,978	$19,533
03/21	$19,773	$20,272
04/21	$20,822	$21,364
05/21	$21,035	$21,465
06/21	$21,426	$22,003
07/21	$21,835	$22,460
08/21	$22,357	$23,110
09/21	$21,201	$22,048
10/21	$22,333	$23,578
11/21	$21,883	$23,262
12/21	$22,969	$24,204
01/22	$22,234	$22,840
02/22	$21,695	$22,213
03/22	$22,288	$22,962
04/22	$20,347	$20,916
05/22	$20,252	$20,884
06/22	$18,661	$19,135
07/22	$20,151	$20,917
08/22	$19,450	$20,114
09/22	$17,603	$18,253
10/22	$19,045	$19,717
11/22	$19,962	$20,783
12/22	$18,731	$19,575
01/23	$20,040	$20,887
02/23	$19,475	$20,390
03/23	$20,367	$21,035
04/23	$20,820	$21,296
05/23	$21,222	$21,395
06/23	$22,619	$22,840
07/23	$23,392	$23,625
08/23	$23,087	$23,212
09/23	$21,950	$22,121
10/23	$21,616	$21,587
11/23	$23,712	$23,603
12/23	$24,766	$24,768
01/24	$25,218	$25,113
02/24	$26,753	$26,469
03/24	$27,366	$27,318
04/24	$26,476	$26,155
05/24	$27,896	$27,387
06/24	$28,855	$28,294
07/24	$28,947	$28,705
08/24	$29,522	$29,386
09/24	$29,875	$30,014
10/24	$29,507	$29,804
11/24	$31,172	$31,723
12/24	$30,588	$30,839
01/25	$31,610	$31,820
02/25	$31,015	$31,264
03/25	$29,146	$29,454
04/25	$28,894	$29,279
05/25	$30,789	$31,148
06/25	$32,524	$32,726
07/25	$33,714	$33,453
08/25	$34,016	$34,157
09/25	$35,030	$35,341
10/25	$35,977	$36,104
11/25	$35,692	$36,192
12/25	$35,944	$36,194
01/26	$36,142	$36,692
02/26	$35,558	$36,496
03/26	$33,929	$34,681
04/26	$37,366	$38,185
05/26	$39,443	$40,133
06/26	$39,093	$39,928
07/26	$39,470	$39,788
08/26	$40,397	$40,910

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	18.76	12.56	14.98
Russell 1000® Index	19.77	12.10	15.13

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 18,595,649,063
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 100,926,880
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$18,595,649,063
Total number of portfolio holdings	78
Management services fees (represents 0.60% of Fund average net assets)	$100,926,880
Portfolio turnover for the reporting period	56%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	38.4%
Financials	13.7%
Communication Services	11.0%
Health Care	10.6%
Consumer Discretionary	10.0%
Industrials	8.5%
Energy	3.0%
Real Estate	1.1%
Materials	1.0%
Utilities	1.0%
Other	0.9%

Asset Categories

Table Summary
Common Stocks	99.2%
Other	0.8%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	8.9%
Microsoft Corp.	6.7%
Apple, Inc.	6.1%
Amazon.com, Inc.	5.1%
Broadcom, Inc.	3.2%
Alphabet, Inc., Class A	3.0%
Alphabet, Inc., Class C	2.4%
Micron Technology, Inc.	2.4%
Eli Lilly & Co.	2.4%
Meta Platforms, Inc., Class A	2.3%

Material Fund Change [Text Block]
C000094681
Shareholder Report [Line Items]
Fund Name	Columbia Contrarian Core Fund
Class Name	Class R
Trading Symbol	CCCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Contrarian Core Fund (the Fund) for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$134	1.23%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class R shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the consumer discretionary, communication services and real estate sectors boosted the Fund’s performance relative to the benchmark during the period.

Allocations | Smaller allocations to the consumer staples sector and larger allocations to the information technology sector buoyed the Fund’s relative performance during the period.

Individual holdings | Positions in Marvell Technology, a semiconductor company focused on data infrastructure and networking chips; Dell Technologies, a provider of personal computing and enterprise infrastructure solutions; and Applied Materials, a supplier of semiconductor manufacturing equipment and services, were among the top contributors to the Fund's relative performance.

Top Performance Detractors

Stock selection | Selections in the industrials, health care and energy sectors hurt the Fund’s performance relative to the benchmark during the period.

Allocations | Larger weightings in the financials and communication services sectors detracted from the Fund’s relative performance.

Individual holdings | Positions in Intuit, a financial software company; Micron Technology, a memory and storage semiconductor manufacturer; and Synopsys, a provider of chip design software and semiconductor IP, were among the top detractors from the Fund's relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Contrarian Core Fund Class R ($37,923)	Russell 1000® Index ($40,910)
08/16	$10,000	$10,000
09/16	$9,991	$10,008
10/16	$9,807	$9,813
11/16	$10,031	$10,200
12/16	$10,163	$10,391
01/17	$10,350	$10,600
02/17	$10,763	$11,010
03/17	$10,844	$11,017
04/17	$10,994	$11,134
05/17	$11,130	$11,276
06/17	$11,248	$11,355
07/17	$11,489	$11,580
08/17	$11,534	$11,616
09/17	$11,698	$11,863
10/17	$11,816	$12,135
11/17	$12,093	$12,505
12/17	$12,310	$12,645
01/18	$12,975	$13,339
02/18	$12,382	$12,849
03/18	$11,994	$12,558
04/18	$11,956	$12,600
05/18	$12,123	$12,922
06/18	$12,190	$13,005
07/18	$12,702	$13,454
08/18	$13,009	$13,918
09/18	$13,109	$13,971
10/18	$12,181	$12,982
11/18	$12,382	$13,246
12/18	$11,150	$12,040
01/19	$12,100	$13,049
02/19	$12,455	$13,491
03/19	$12,721	$13,726
04/19	$13,321	$14,280
05/19	$12,434	$13,370
06/19	$13,295	$14,308
07/19	$13,541	$14,531
08/19	$13,301	$14,265
09/19	$13,530	$14,512
10/19	$13,781	$14,819
11/19	$14,240	$15,379
12/19	$14,751	$15,824
01/20	$14,756	$15,841
02/20	$13,604	$14,546
03/20	$12,049	$12,624
04/20	$13,631	$14,292
05/20	$14,321	$15,046
06/20	$14,497	$15,379
07/20	$15,352	$16,279
08/20	$16,422	$17,474
09/20	$15,738	$16,836
10/20	$15,247	$16,430
11/20	$17,216	$18,364
12/20	$17,949	$19,141
01/21	$17,683	$18,983
02/21	$18,429	$19,533
03/21	$19,200	$20,272
04/21	$20,208	$21,364
05/21	$20,403	$21,465
06/21	$20,771	$22,003
07/21	$21,150	$22,460
08/21	$21,648	$23,110
09/21	$20,516	$22,048
10/21	$21,607	$23,578
11/21	$21,156	$23,262
12/21	$22,195	$24,204
01/22	$21,475	$22,840
02/22	$20,943	$22,213
03/22	$21,502	$22,962
04/22	$19,624	$20,916
05/22	$19,523	$20,884
06/22	$17,974	$19,135
07/22	$19,402	$20,917
08/22	$18,715	$20,114
09/22	$16,931	$18,253
10/22	$18,304	$19,717
11/22	$19,179	$20,783
12/22	$17,983	$19,575
01/23	$19,233	$20,887
02/23	$18,678	$20,390
03/23	$19,529	$21,035
04/23	$19,959	$21,296
05/23	$20,321	$21,395
06/23	$21,653	$22,840
07/23	$22,379	$23,625
08/23	$22,082	$23,212
09/23	$20,980	$22,121
10/23	$20,654	$21,587
11/23	$22,645	$23,603
12/23	$23,634	$24,768
01/24	$24,060	$25,113
02/24	$25,505	$26,469
03/24	$26,083	$27,318
04/24	$25,216	$26,155
05/24	$26,547	$27,387
06/24	$27,452	$28,294
07/24	$27,528	$28,705
08/24	$28,060	$29,386
09/24	$28,379	$30,014
10/24	$28,014	$29,804
11/24	$29,581	$31,723
12/24	$29,012	$30,839
01/25	$29,966	$31,820
02/25	$29,385	$31,264
03/25	$27,602	$29,454
04/25	$27,345	$29,279
05/25	$29,128	$31,148
06/25	$30,753	$32,726
07/25	$31,856	$33,453
08/25	$32,130	$34,157
09/25	$33,067	$35,341
10/25	$33,946	$36,104
11/25	$33,664	$36,192
12/25	$33,879	$36,194
01/26	$34,048	$36,692
02/26	$33,488	$36,496
03/26	$31,942	$34,681
04/26	$35,150	$38,185
05/26	$37,088	$40,133
06/26	$36,732	$39,928
07/26	$37,070	$39,788
08/26	$37,923	$40,910

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class R	18.03	11.87	14.26
Russell 1000® Index	19.77	12.10	15.13

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 18,595,649,063
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 100,926,880
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$18,595,649,063
Total number of portfolio holdings	78
Management services fees (represents 0.60% of Fund average net assets)	$100,926,880
Portfolio turnover for the reporting period	56%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	38.4%
Financials	13.7%
Communication Services	11.0%
Health Care	10.6%
Consumer Discretionary	10.0%
Industrials	8.5%
Energy	3.0%
Real Estate	1.1%
Materials	1.0%
Utilities	1.0%
Other	0.9%

Asset Categories

Table Summary
Common Stocks	99.2%
Other	0.8%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	8.9%
Microsoft Corp.	6.7%
Apple, Inc.	6.1%
Amazon.com, Inc.	5.1%
Broadcom, Inc.	3.2%
Alphabet, Inc., Class A	3.0%
Alphabet, Inc., Class C	2.4%
Micron Technology, Inc.	2.4%
Eli Lilly & Co.	2.4%
Meta Platforms, Inc., Class A	2.3%

Material Fund Change [Text Block]
C000253719
Shareholder Report [Line Items]
Fund Name	Columbia Contrarian Core Fund
Class Name	Class S
Trading Symbol	SMGEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Contrarian Core Fund (the Fund) for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$80	0.73%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the consumer discretionary, communication services and real estate sectors boosted the Fund’s performance relative to the benchmark during the period.

Allocations | Smaller allocations to the consumer staples sector and larger allocations to the information technology sector buoyed the Fund’s relative performance during the period.

Individual holdings | Positions in Marvell Technology, a semiconductor company focused on data infrastructure and networking chips; Dell Technologies, a provider of personal computing and enterprise infrastructure solutions; and Applied Materials, a supplier of semiconductor manufacturing equipment and services, were among the top contributors to the Fund's relative performance.

Top Performance Detractors

Stock selection | Selections in the industrials, health care and energy sectors hurt the Fund’s performance relative to the benchmark during the period.

Allocations | Larger weightings in the financials and communication services sectors detracted from the Fund’s relative performance.

Individual holdings | Positions in Intuit, a financial software company; Micron Technology, a memory and storage semiconductor manufacturer; and Synopsys, a provider of chip design software and semiconductor IP, were among the top detractors from the Fund's relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Contrarian Core Fund Class S ($39,890)	Russell 1000® Index ($40,910)
08/16	$10,000	$10,000
09/16	$10,000	$10,008
10/16	$9,817	$9,813
11/16	$10,049	$10,200
12/16	$10,187	$10,391
01/17	$10,377	$10,600
02/17	$10,793	$11,010
03/17	$10,879	$11,017
04/17	$11,033	$11,134
05/17	$11,178	$11,276
06/17	$11,296	$11,355
07/17	$11,545	$11,580
08/17	$11,595	$11,616
09/17	$11,767	$11,863
10/17	$11,889	$12,135
11/17	$12,170	$12,505
12/17	$12,397	$12,645
01/18	$13,073	$13,339
02/18	$12,478	$12,849
03/18	$12,095	$12,558
04/18	$12,061	$12,600
05/18	$12,234	$12,922
06/18	$12,306	$13,005
07/18	$12,828	$13,454
08/18	$13,145	$13,918
09/18	$13,250	$13,971
10/18	$12,315	$12,982
11/18	$12,526	$13,246
12/18	$11,284	$12,040
01/19	$12,251	$13,049
02/19	$12,614	$13,491
03/19	$12,892	$13,726
04/19	$13,507	$14,280
05/19	$12,608	$13,370
06/19	$13,491	$14,308
07/19	$13,748	$14,531
08/19	$13,507	$14,265
09/19	$13,743	$14,512
10/19	$14,006	$14,819
11/19	$14,479	$15,379
12/19	$15,004	$15,824
01/20	$15,021	$15,841
02/20	$13,850	$14,546
03/20	$12,267	$12,624
04/20	$13,889	$14,292
05/20	$14,597	$15,046
06/20	$14,781	$15,379
07/20	$15,662	$16,279
08/20	$16,760	$17,474
09/20	$16,068	$16,836
10/20	$15,578	$16,430
11/20	$17,590	$18,364
12/20	$18,347	$19,141
01/21	$18,083	$18,983
02/21	$18,858	$19,533
03/21	$19,652	$20,272
04/21	$20,692	$21,364
05/21	$20,897	$21,465
06/21	$21,288	$22,003
07/21	$21,685	$22,460
08/21	$22,202	$23,110
09/21	$21,053	$22,048
10/21	$22,178	$23,578
11/21	$21,727	$23,262
12/21	$22,803	$24,204
01/22	$22,070	$22,840
02/22	$21,535	$22,213
03/22	$22,125	$22,962
04/22	$20,193	$20,916
05/22	$20,097	$20,884
06/22	$18,514	$19,135
07/22	$19,987	$20,917
08/22	$19,295	$20,114
09/22	$17,459	$18,253
10/22	$18,891	$19,717
11/22	$19,795	$20,783
12/22	$18,568	$19,575
01/23	$19,869	$20,887
02/23	$19,302	$20,390
03/23	$20,187	$21,035
04/23	$20,641	$21,296
05/23	$21,026	$21,395
06/23	$22,418	$22,840
07/23	$23,182	$23,625
08/23	$22,879	$23,212
09/23	$21,745	$22,121
10/23	$21,412	$21,587
11/23	$23,485	$23,603
12/23	$24,531	$24,768
01/24	$24,976	$25,113
02/24	$26,490	$26,469
03/24	$27,098	$27,318
04/24	$26,217	$26,155
05/24	$27,614	$27,387
06/24	$28,558	$28,294
07/24	$28,652	$28,705
08/24	$29,221	$29,386
09/24	$29,557	$30,014
10/24	$29,198	$29,804
11/24	$30,837	$31,723
12/24	$30,258	$30,839
01/25	$31,265	$31,820
02/25	$30,676	$31,264
03/25	$28,831	$29,454
04/25	$28,567	$29,279
05/25	$30,446	$31,148
06/25	$32,154	$32,726
07/25	$33,324	$33,453
08/25	$33,622	$34,157
09/25	$34,622	$35,341
10/25	$35,553	$36,104
11/25	$35,271	$36,192
12/25	$35,514	$36,194
01/26	$35,706	$36,692
02/26	$35,128	$36,496
03/26	$33,523	$34,681
04/26	$36,908	$38,185
05/26	$38,954	$40,133
06/26	$38,605	$39,928
07/26	$38,972	$39,788
08/26	$39,890	$40,910

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class SFootnote Reference(a)	18.64	12.43	14.84
Russell 1000® Index	19.77	12.10	15.13

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 18,595,649,063
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 100,926,880
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$18,595,649,063
Total number of portfolio holdings	78
Management services fees (represents 0.60% of Fund average net assets)	$100,926,880
Portfolio turnover for the reporting period	56%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	38.4%
Financials	13.7%
Communication Services	11.0%
Health Care	10.6%
Consumer Discretionary	10.0%
Industrials	8.5%
Energy	3.0%
Real Estate	1.1%
Materials	1.0%
Utilities	1.0%
Other	0.9%

Asset Categories

Table Summary
Common Stocks	99.2%
Other	0.8%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	8.9%
Microsoft Corp.	6.7%
Apple, Inc.	6.1%
Amazon.com, Inc.	5.1%
Broadcom, Inc.	3.2%
Alphabet, Inc., Class A	3.0%
Alphabet, Inc., Class C	2.4%
Micron Technology, Inc.	2.4%
Eli Lilly & Co.	2.4%
Meta Platforms, Inc., Class A	2.3%

Material Fund Change [Text Block]
C000061809
Shareholder Report [Line Items]
Fund Name	Columbia Emerging Markets Fund
Class Name	Class A
Trading Symbol	EEMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Emerging Markets Fund (the Fund) for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$168	1.37%

Expenses Paid, Amount	$ 168
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the information technology sector boosted the Fund’s performance relative to the benchmark during the period.

Allocations | A larger allocation to the information technology sector and, to a lesser extent, smaller allocations to the consumer discretionary and communication services sectors buoyed the Fund’s relative performance during the period.

Individual holdings | Positions in SK Hynix, a South Korean semiconductor devices manufacturer; Unimicron Technology Corp., a Taiwanese manufacturer of circuit boards; Samsung Electro-Mechanics Co., a South Korea-based supplier of high-value electronic components; ASPEED Technology, Inc., a Taiwanese semiconductor devices company; and Elite Material Co., a Taiwanese electronic materials company that supplies critical inputs for semiconductor substrates, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the consumer discretionary, communication services, financials and materials sectors hurt the Fund’s performance relative to the benchmark during the period.

Allocations | Large weightings in the real estate and industrials sectors and a smaller allocation to materials sector detracted from the Fund’s relative performance.

Individual holdings | Fund positions in MercadoLibre, Inc., an Argentinian company that operates online marketplaces dedicated to e-commerce and online auctions; Nu Holdings (Nubank), a Brazil-headquartered digital banking and financial services platform; Coupang, Inc. a leading South Korean e-commerce and logistics platform; Eastroc Beverage Co., a leading company in energy drinks and beverages in China; and SK Square Co., a South Korea-based technology holding company that provides exposure to the AI and semiconductor investment cycle, were top detractors from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Emerging Markets Fund Class A (including sales charges) ($21,613)	MSCI EAFE Index (Net) ($24,869)	MSCI Emerging Markets Index (Net) ($24,305)
08/16	$9,425	$10,000	$10,000
09/16	$9,613	$10,123	$10,129
10/16	$9,406	$9,916	$10,153
11/16	$8,840	$9,718	$9,685
12/16	$8,821	$10,051	$9,707
01/17	$9,368	$10,342	$10,238
02/17	$9,519	$10,490	$10,551
03/17	$9,906	$10,779	$10,818
04/17	$10,255	$11,053	$11,055
05/17	$10,651	$11,459	$11,381
06/17	$10,840	$11,439	$11,496
07/17	$11,557	$11,768	$12,181
08/17	$11,906	$11,764	$12,453
09/17	$12,066	$12,057	$12,403
10/17	$12,481	$12,240	$12,838
11/17	$12,575	$12,368	$12,864
12/17	$12,924	$12,567	$13,326
01/18	$13,756	$13,197	$14,436
02/18	$13,170	$12,601	$13,771
03/18	$13,113	$12,374	$13,515
04/18	$12,679	$12,657	$13,455
05/18	$12,480	$12,372	$12,978
06/18	$11,895	$12,221	$12,439
07/18	$12,017	$12,522	$12,712
08/18	$11,479	$12,280	$12,368
09/18	$11,280	$12,387	$12,303
10/18	$10,137	$11,401	$11,231
11/18	$10,600	$11,386	$11,694
12/18	$10,147	$10,834	$11,384
01/19	$11,148	$11,546	$12,381
02/19	$11,252	$11,840	$12,409
03/19	$11,573	$11,915	$12,513
04/19	$11,885	$12,250	$12,777
05/19	$11,110	$11,661	$11,850
06/19	$11,895	$12,353	$12,589
07/19	$11,847	$12,196	$12,435
08/19	$11,479	$11,880	$11,829
09/19	$11,677	$12,221	$12,055
10/19	$12,225	$12,660	$12,563
11/19	$12,320	$12,803	$12,546
12/19	$13,272	$13,219	$13,482
01/20	$12,903	$12,943	$12,853
02/20	$12,373	$11,773	$12,175
03/20	$9,933	$10,201	$10,300
04/20	$11,011	$10,860	$11,243
05/20	$11,579	$11,333	$11,330
06/20	$12,723	$11,719	$12,163
07/20	$14,114	$11,992	$13,249
08/20	$14,757	$12,609	$13,542
09/20	$14,710	$12,281	$13,325
10/20	$15,050	$11,791	$13,600
11/20	$16,441	$13,619	$14,857
12/20	$17,722	$14,252	$15,950
01/21	$18,362	$14,100	$16,439
02/21	$18,601	$14,416	$16,564
03/21	$18,028	$14,748	$16,314
04/21	$18,429	$15,192	$16,720
05/21	$18,592	$15,687	$17,108
06/21	$19,136	$15,510	$17,138
07/21	$17,665	$15,627	$15,984
08/21	$18,210	$15,903	$16,403
09/21	$17,388	$15,441	$15,751
10/21	$17,455	$15,821	$15,906
11/21	$16,461	$15,085	$15,258
12/21	$16,391	$15,857	$15,544
01/22	$15,596	$15,091	$15,250
02/22	$14,181	$14,824	$14,794
03/22	$13,348	$14,919	$14,460
04/22	$12,359	$13,954	$13,656
05/22	$12,349	$14,059	$13,716
06/22	$11,516	$12,754	$12,804
07/22	$11,506	$13,390	$12,773
08/22	$11,525	$12,754	$12,826
09/22	$10,110	$11,561	$11,323
10/22	$9,897	$12,182	$10,971
11/22	$11,312	$13,555	$12,598
12/22	$10,953	$13,565	$12,421
01/23	$11,903	$14,664	$13,402
02/23	$10,973	$14,358	$12,533
03/23	$11,254	$14,714	$12,913
04/23	$11,118	$15,129	$12,766
05/23	$10,953	$14,489	$12,552
06/23	$11,593	$15,148	$13,028
07/23	$12,126	$15,639	$13,839
08/23	$11,409	$15,039	$12,987
09/23	$11,011	$14,526	$12,647
10/23	$10,604	$13,937	$12,156
11/23	$11,535	$15,230	$13,129
12/23	$11,884	$16,040	$13,642
01/24	$11,351	$16,132	$13,008
02/24	$11,777	$16,427	$13,627
03/24	$12,107	$16,967	$13,965
04/24	$11,990	$16,533	$14,027
05/24	$12,146	$17,173	$14,107
06/24	$12,591	$16,896	$14,663
07/24	$12,446	$17,392	$14,707
08/24	$12,524	$17,957	$14,944
09/24	$13,183	$18,123	$15,942
10/24	$12,843	$17,138	$15,233
11/24	$12,591	$17,040	$14,686
12/24	$12,667	$16,653	$14,666
01/25	$12,853	$17,528	$14,928
02/25	$12,844	$17,868	$15,000
03/25	$12,785	$17,796	$15,095
04/25	$12,893	$18,611	$15,293
05/25	$13,500	$19,462	$15,946
06/25	$14,411	$19,891	$16,905
07/25	$14,392	$19,612	$17,234
08/25	$14,862	$20,448	$17,455
09/25	$16,018	$20,839	$18,704
10/25	$16,468	$21,085	$19,485
11/25	$16,155	$21,216	$19,019
12/25	$16,564	$21,852	$19,588
01/26	$18,148	$22,992	$21,322
02/26	$19,320	$24,056	$22,494
03/26	$17,325	$21,581	$19,556
04/26	$20,615	$23,189	$22,433
05/26	$22,507	$23,900	$24,606
06/26	$22,507	$23,916	$24,259
07/26	$20,214	$24,384	$23,514
08/26	$21,613	$24,869	$24,305

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	45.42	3.49	8.65
Class A (including sales charges)	37.02	2.27	8.01
MSCI EAFE Index (Net)	21.62	9.35	9.54
MSCI Emerging Markets Index (Net)	39.25	8.18	9.29

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 839,405,589
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 8,735,712
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$839,405,589
Total number of portfolio holdings	87
Management services fees (represents 1.08% of Fund average net assets)	$8,735,712
Portfolio turnover for the reporting period	47%

Holdings [Text Block]

Geographic Allocation

Table Summary
Taiwan	29.3%
South Korea	24.3%
China	17.1%
Greece	6.1%
India	5.6%
Brazil	4.2%
South Africa	4.0%
Mexico	1.7%
United Kingdom	1.6%
Turkey	1.5%
Other	5.0%

Equity Sector Allocation

Table Summary
Information Technology	49.1%
Financials	14.9%
Industrials	11.7%
Consumer Discretionary	6.1%
Communication Services	4.1%
Materials	4.0%
Energy	2.7%
Real Estate	2.4%
Consumer Staples	2.1%
Health Care	1.7%
Other	1.2%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Taiwan Semiconductor Manufacturing Co., Ltd.	15.5%
Samsung Electronics Co., Ltd.	8.9%
SK Hynix, Inc.	6.7%
Tencent Holdings Ltd.	3.0%
Samsung Electro-Mechanics Co., Ltd.	2.9%
Alibaba Group Holding Ltd.	2.8%
Unimicron Technology Corp.	2.6%
Piraeus Bank SA	2.1%
Capitec Ltd.	2.0%
Delta Electronics, Inc.	1.9%

Material Fund Change [Text Block]
C000061810
Shareholder Report [Line Items]
Fund Name	Columbia Emerging Markets Fund
Class Name	Class C
Trading Symbol	EEMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Emerging Markets Fund (the Fund) for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$259	2.12%

Expenses Paid, Amount	$ 259
Expense Ratio, Percent	2.12%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the information technology sector boosted the Fund’s performance relative to the benchmark during the period.

Allocations | A larger allocation to the information technology sector and, to a lesser extent, smaller allocations to the consumer discretionary and communication services sectors buoyed the Fund’s relative performance during the period.

Individual holdings | Positions in SK Hynix, a South Korean semiconductor devices manufacturer; Unimicron Technology Corp., a Taiwanese manufacturer of circuit boards; Samsung Electro-Mechanics Co., a South Korea-based supplier of high-value electronic components; ASPEED Technology, Inc., a Taiwanese semiconductor devices company; and Elite Material Co., a Taiwanese electronic materials company that supplies critical inputs for semiconductor substrates, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the consumer discretionary, communication services, financials and materials sectors hurt the Fund’s performance relative to the benchmark during the period.

Allocations | Large weightings in the real estate and industrials sectors and a smaller allocation to materials sector detracted from the Fund’s relative performance.

Individual holdings | Fund positions in MercadoLibre, Inc., an Argentinian company that operates online marketplaces dedicated to e-commerce and online auctions; Nu Holdings (Nubank), a Brazil-headquartered digital banking and financial services platform; Coupang, Inc. a leading South Korean e-commerce and logistics platform; Eastroc Beverage Co., a leading company in energy drinks and beverages in China; and SK Square Co., a South Korea-based technology holding company that provides exposure to the AI and semiconductor investment cycle, were top detractors from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Emerging Markets Fund Class C (including sales charges) ($21,280)	MSCI EAFE Index (Net) ($24,869)	MSCI Emerging Markets Index (Net) ($24,305)
08/16	$10,000	$10,000	$10,000
09/16	$10,189	$10,123	$10,129
10/16	$9,958	$9,916	$10,153
11/16	$9,361	$9,718	$9,685
12/16	$9,329	$10,051	$9,707
01/17	$9,906	$10,342	$10,238
02/17	$10,052	$10,490	$10,551
03/17	$10,461	$10,779	$10,818
04/17	$10,828	$11,053	$11,055
05/17	$11,226	$11,459	$11,381
06/17	$11,426	$11,439	$11,496
07/17	$12,180	$11,768	$12,181
08/17	$12,537	$11,764	$12,453
09/17	$12,704	$12,057	$12,403
10/17	$13,124	$12,240	$12,838
11/17	$13,218	$12,368	$12,864
12/17	$13,574	$12,567	$13,326
01/18	$14,434	$13,197	$14,436
02/18	$13,816	$12,601	$13,771
03/18	$13,753	$12,374	$13,515
04/18	$13,281	$12,657	$13,455
05/18	$13,071	$12,372	$12,978
06/18	$12,453	$12,221	$12,439
07/18	$12,568	$12,522	$12,712
08/18	$12,002	$12,280	$12,368
09/18	$11,792	$12,387	$12,303
10/18	$10,587	$11,401	$11,231
11/18	$11,059	$11,386	$11,694
12/18	$10,587	$10,834	$11,384
01/19	$11,614	$11,546	$12,381
02/19	$11,719	$11,840	$12,409
03/19	$12,044	$11,915	$12,513
04/19	$12,369	$12,250	$12,777
05/19	$11,551	$11,661	$11,850
06/19	$12,358	$12,353	$12,589
07/19	$12,296	$12,196	$12,435
08/19	$11,908	$11,880	$11,829
09/19	$12,107	$12,221	$12,055
10/19	$12,673	$12,660	$12,563
11/19	$12,757	$12,803	$12,546
12/19	$13,732	$13,219	$13,482
01/20	$13,344	$12,943	$12,853
02/20	$12,799	$11,773	$12,175
03/20	$10,262	$10,201	$10,300
04/20	$11,373	$10,860	$11,243
05/20	$11,950	$11,333	$11,330
06/20	$13,124	$11,719	$12,163
07/20	$14,539	$11,992	$13,249
08/20	$15,199	$12,609	$13,542
09/20	$15,147	$12,281	$13,325
10/20	$15,482	$11,791	$13,600
11/20	$16,897	$13,619	$14,857
12/20	$18,201	$14,252	$15,950
01/21	$18,854	$14,100	$16,439
02/21	$19,086	$14,416	$16,564
03/21	$18,485	$14,748	$16,314
04/21	$18,886	$15,192	$16,720
05/21	$19,044	$15,687	$17,108
06/21	$19,581	$15,510	$17,138
07/21	$18,064	$15,627	$15,984
08/21	$18,612	$15,903	$16,403
09/21	$17,759	$15,441	$15,751
10/21	$17,811	$15,821	$15,906
11/21	$16,800	$15,085	$15,258
12/21	$16,706	$15,857	$15,544
01/22	$15,885	$15,091	$15,250
02/22	$14,444	$14,824	$14,794
03/22	$13,580	$14,919	$14,460
04/22	$12,577	$13,954	$13,656
05/22	$12,556	$14,059	$13,716
06/22	$11,692	$12,754	$12,804
07/22	$11,681	$13,390	$12,773
08/22	$11,692	$12,754	$12,826
09/22	$10,252	$11,561	$11,323
10/22	$10,028	$12,182	$10,971
11/22	$11,457	$13,555	$12,598
12/22	$11,084	$13,565	$12,421
01/23	$12,033	$14,664	$13,402
02/23	$11,095	$14,358	$12,533
03/23	$11,361	$14,714	$12,913
04/23	$11,223	$15,129	$12,766
05/23	$11,041	$14,489	$12,552
06/23	$11,681	$15,148	$13,028
07/23	$12,215	$15,639	$13,839
08/23	$11,489	$15,039	$12,987
09/23	$11,084	$14,526	$12,647
10/23	$10,668	$13,937	$12,156
11/23	$11,596	$15,230	$13,129
12/23	$11,937	$16,040	$13,642
01/24	$11,393	$16,132	$13,008
02/24	$11,809	$16,427	$13,627
03/24	$12,140	$16,967	$13,965
04/24	$12,012	$16,533	$14,027
05/24	$12,161	$17,173	$14,107
06/24	$12,599	$16,896	$14,663
07/24	$12,449	$17,392	$14,707
08/24	$12,524	$17,957	$14,944
09/24	$13,164	$18,123	$15,942
10/24	$12,823	$17,138	$15,233
11/24	$12,567	$17,040	$14,686
12/24	$12,623	$16,653	$14,666
01/25	$12,805	$17,528	$14,928
02/25	$12,784	$17,868	$15,000
03/25	$12,720	$17,796	$15,095
04/25	$12,816	$18,611	$15,293
05/25	$13,416	$19,462	$15,946
06/25	$14,315	$19,891	$16,905
07/25	$14,283	$19,612	$17,234
08/25	$14,743	$20,448	$17,455
09/25	$15,878	$20,839	$18,704
10/25	$16,306	$21,085	$19,485
11/25	$15,985	$21,216	$19,019
12/25	$16,391	$21,852	$19,588
01/26	$17,949	$22,992	$21,322
02/26	$19,090	$24,056	$22,494
03/26	$17,114	$21,581	$19,556
04/26	$20,343	$23,189	$22,433
05/26	$22,205	$23,900	$24,606
06/26	$22,194	$23,916	$24,259
07/26	$19,914	$24,384	$23,514
08/26	$21,280	$24,869	$24,305

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	44.33	2.72	7.84
Class C (including sales charges)	43.33	2.72	7.84
MSCI EAFE Index (Net)	21.62	9.35	9.54
MSCI Emerging Markets Index (Net)	39.25	8.18	9.29

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 839,405,589
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 8,735,712
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$839,405,589
Total number of portfolio holdings	87
Management services fees (represents 1.08% of Fund average net assets)	$8,735,712
Portfolio turnover for the reporting period	47%

Holdings [Text Block]

Geographic Allocation

Table Summary
Taiwan	29.3%
South Korea	24.3%
China	17.1%
Greece	6.1%
India	5.6%
Brazil	4.2%
South Africa	4.0%
Mexico	1.7%
United Kingdom	1.6%
Turkey	1.5%
Other	5.0%

Equity Sector Allocation

Table Summary
Information Technology	49.1%
Financials	14.9%
Industrials	11.7%
Consumer Discretionary	6.1%
Communication Services	4.1%
Materials	4.0%
Energy	2.7%
Real Estate	2.4%
Consumer Staples	2.1%
Health Care	1.7%
Other	1.2%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Taiwan Semiconductor Manufacturing Co., Ltd.	15.5%
Samsung Electronics Co., Ltd.	8.9%
SK Hynix, Inc.	6.7%
Tencent Holdings Ltd.	3.0%
Samsung Electro-Mechanics Co., Ltd.	2.9%
Alibaba Group Holding Ltd.	2.8%
Unimicron Technology Corp.	2.6%
Piraeus Bank SA	2.1%
Capitec Ltd.	2.0%
Delta Electronics, Inc.	1.9%

Material Fund Change [Text Block]
C000061811
Shareholder Report [Line Items]
Fund Name	Columbia Emerging Markets Fund
Class Name	Institutional Class
Trading Symbol	UMEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Emerging Markets Fund (the Fund) for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$138	1.12%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the information technology sector boosted the Fund’s performance relative to the benchmark during the period.

Allocations | A larger allocation to the information technology sector and, to a lesser extent, smaller allocations to the consumer discretionary and communication services sectors buoyed the Fund’s relative performance during the period.

Individual holdings | Positions in SK Hynix, a South Korean semiconductor devices manufacturer; Unimicron Technology Corp., a Taiwanese manufacturer of circuit boards; Samsung Electro-Mechanics Co., a South Korea-based supplier of high-value electronic components; ASPEED Technology, Inc., a Taiwanese semiconductor devices company; and Elite Material Co., a Taiwanese electronic materials company that supplies critical inputs for semiconductor substrates, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the consumer discretionary, communication services, financials and materials sectors hurt the Fund’s performance relative to the benchmark during the period.

Allocations | Large weightings in the real estate and industrials sectors and a smaller allocation to materials sector detracted from the Fund’s relative performance.

Individual holdings | Fund positions in MercadoLibre, Inc., an Argentinian company that operates online marketplaces dedicated to e-commerce and online auctions; Nu Holdings (Nubank), a Brazil-headquartered digital banking and financial services platform; Coupang, Inc. a leading South Korean e-commerce and logistics platform; Eastroc Beverage Co., a leading company in energy drinks and beverages in China; and SK Square Co., a South Korea-based technology holding company that provides exposure to the AI and semiconductor investment cycle, were top detractors from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Emerging Markets Fund Institutional Class ($23,511)	MSCI EAFE Index (Net) ($24,869)	MSCI Emerging Markets Index (Net) ($24,305)
08/16	$10,000	$10,000	$10,000
09/16	$10,209	$10,123	$10,129
10/16	$9,980	$9,916	$10,153
11/16	$9,384	$9,718	$9,685
12/16	$9,364	$10,051	$9,707
01/17	$9,950	$10,342	$10,238
02/17	$10,109	$10,490	$10,551
03/17	$10,526	$10,779	$10,818
04/17	$10,904	$11,053	$11,055
05/17	$11,321	$11,459	$11,381
06/17	$11,519	$11,439	$11,496
07/17	$12,294	$11,768	$12,181
08/17	$12,671	$11,764	$12,453
09/17	$12,840	$12,057	$12,403
10/17	$13,287	$12,240	$12,838
11/17	$13,386	$12,368	$12,864
12/17	$13,761	$12,567	$13,326
01/18	$14,648	$13,197	$14,436
02/18	$14,030	$12,601	$13,771
03/18	$13,970	$12,374	$13,515
04/18	$13,512	$12,657	$13,455
05/18	$13,303	$12,372	$12,978
06/18	$12,675	$12,221	$12,439
07/18	$12,814	$12,522	$12,712
08/18	$12,246	$12,280	$12,368
09/18	$12,037	$12,387	$12,303
10/18	$10,821	$11,401	$11,231
11/18	$11,310	$11,386	$11,694
12/18	$10,834	$10,834	$11,384
01/19	$11,901	$11,546	$12,381
02/19	$12,021	$11,840	$12,409
03/19	$12,360	$11,915	$12,513
04/19	$12,700	$12,250	$12,777
05/19	$11,872	$11,661	$11,850
06/19	$12,710	$12,353	$12,589
07/19	$12,660	$12,196	$12,435
08/19	$12,271	$11,880	$11,829
09/19	$12,490	$12,221	$12,055
10/19	$13,079	$12,660	$12,563
11/19	$13,178	$12,803	$12,546
12/19	$14,204	$13,219	$13,482
01/20	$13,803	$12,943	$12,853
02/20	$13,243	$11,773	$12,175
03/20	$10,630	$10,201	$10,300
04/20	$11,791	$10,860	$11,243
05/20	$12,402	$11,333	$11,330
06/20	$13,633	$11,719	$12,163
07/20	$15,125	$11,992	$13,249
08/20	$15,815	$12,609	$13,542
09/20	$15,775	$12,281	$13,325
10/20	$16,136	$11,791	$13,600
11/20	$17,637	$13,619	$14,857
12/20	$19,007	$14,252	$15,950
01/21	$19,705	$14,100	$16,439
02/21	$19,959	$14,416	$16,564
03/21	$19,351	$14,748	$16,314
04/21	$19,786	$15,192	$16,720
05/21	$19,969	$15,687	$17,108
06/21	$20,546	$15,510	$17,138
07/21	$18,976	$15,627	$15,984
08/21	$19,564	$15,903	$16,403
09/21	$18,683	$15,441	$15,751
10/21	$18,754	$15,821	$15,906
11/21	$17,700	$15,085	$15,258
12/21	$17,621	$15,857	$15,544
01/22	$16,768	$15,091	$15,250
02/22	$15,256	$14,824	$14,794
03/22	$14,362	$14,919	$14,460
04/22	$13,303	$13,954	$13,656
05/22	$13,293	$14,059	$13,716
06/22	$12,398	$12,754	$12,804
07/22	$12,398	$13,390	$12,773
08/22	$12,419	$12,754	$12,826
09/22	$10,897	$11,561	$11,323
10/22	$10,661	$12,182	$10,971
11/22	$12,193	$13,555	$12,598
12/22	$11,802	$13,565	$12,421
01/23	$12,830	$14,664	$13,402
02/23	$11,833	$14,358	$12,533
03/23	$12,141	$14,714	$12,913
04/23	$11,997	$15,129	$12,766
05/23	$11,812	$14,489	$12,552
06/23	$12,511	$15,148	$13,028
07/23	$13,087	$15,639	$13,839
08/23	$12,316	$15,039	$12,987
09/23	$11,895	$14,526	$12,647
10/23	$11,452	$13,937	$12,156
11/23	$12,470	$15,230	$13,129
12/23	$12,851	$16,040	$13,642
01/24	$12,265	$16,132	$13,008
02/24	$12,738	$16,427	$13,627
03/24	$13,097	$16,967	$13,965
04/24	$12,964	$16,533	$14,027
05/24	$13,138	$17,173	$14,107
06/24	$13,622	$16,896	$14,663
07/24	$13,478	$17,392	$14,707
08/24	$13,560	$17,957	$14,944
09/24	$14,269	$18,123	$15,942
10/24	$13,910	$17,138	$15,233
11/24	$13,642	$17,040	$14,686
12/24	$13,714	$16,653	$14,666
01/25	$13,922	$17,528	$14,928
02/25	$13,911	$17,868	$15,000
03/25	$13,849	$17,796	$15,095
04/25	$13,974	$18,611	$15,293
05/25	$14,640	$19,462	$15,946
06/25	$15,630	$19,891	$16,905
07/25	$15,609	$19,612	$17,234
08/25	$16,119	$20,448	$17,455
09/25	$17,389	$20,839	$18,704
10/25	$17,868	$21,085	$19,485
11/25	$17,535	$21,216	$19,019
12/25	$17,992	$21,852	$19,588
01/26	$19,711	$22,992	$21,322
02/26	$20,982	$24,056	$22,494
03/26	$18,824	$21,581	$19,556
04/26	$22,405	$23,189	$22,433
05/26	$24,464	$23,900	$24,606
06/26	$24,475	$23,916	$24,259
07/26	$21,978	$24,384	$23,514
08/26	$23,511	$24,869	$24,305

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	45.86	3.74	8.92
MSCI EAFE Index (Net)	21.62	9.35	9.54
MSCI Emerging Markets Index (Net)	39.25	8.18	9.29

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 839,405,589
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 8,735,712
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$839,405,589
Total number of portfolio holdings	87
Management services fees (represents 1.08% of Fund average net assets)	$8,735,712
Portfolio turnover for the reporting period	47%

Holdings [Text Block]

Geographic Allocation

Table Summary
Taiwan	29.3%
South Korea	24.3%
China	17.1%
Greece	6.1%
India	5.6%
Brazil	4.2%
South Africa	4.0%
Mexico	1.7%
United Kingdom	1.6%
Turkey	1.5%
Other	5.0%

Equity Sector Allocation

Table Summary
Information Technology	49.1%
Financials	14.9%
Industrials	11.7%
Consumer Discretionary	6.1%
Communication Services	4.1%
Materials	4.0%
Energy	2.7%
Real Estate	2.4%
Consumer Staples	2.1%
Health Care	1.7%
Other	1.2%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Taiwan Semiconductor Manufacturing Co., Ltd.	15.5%
Samsung Electronics Co., Ltd.	8.9%
SK Hynix, Inc.	6.7%
Tencent Holdings Ltd.	3.0%
Samsung Electro-Mechanics Co., Ltd.	2.9%
Alibaba Group Holding Ltd.	2.8%
Unimicron Technology Corp.	2.6%
Piraeus Bank SA	2.1%
Capitec Ltd.	2.0%
Delta Electronics, Inc.	1.9%

Material Fund Change [Text Block]
C000121798
Shareholder Report [Line Items]
Fund Name	Columbia Emerging Markets Fund
Class Name	Institutional 2 Class
Trading Symbol	CEKRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Emerging Markets Fund (the Fund) for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$129	1.05%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the information technology sector boosted the Fund’s performance relative to the benchmark during the period.

Allocations | A larger allocation to the information technology sector and, to a lesser extent, smaller allocations to the consumer discretionary and communication services sectors buoyed the Fund’s relative performance during the period.

Individual holdings | Positions in SK Hynix, a South Korean semiconductor devices manufacturer; Unimicron Technology Corp., a Taiwanese manufacturer of circuit boards; Samsung Electro-Mechanics Co., a South Korea-based supplier of high-value electronic components; ASPEED Technology, Inc., a Taiwanese semiconductor devices company; and Elite Material Co., a Taiwanese electronic materials company that supplies critical inputs for semiconductor substrates, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the consumer discretionary, communication services, financials and materials sectors hurt the Fund’s performance relative to the benchmark during the period.

Allocations | Large weightings in the real estate and industrials sectors and a smaller allocation to materials sector detracted from the Fund’s relative performance.

Individual holdings | Fund positions in MercadoLibre, Inc., an Argentinian company that operates online marketplaces dedicated to e-commerce and online auctions; Nu Holdings (Nubank), a Brazil-headquartered digital banking and financial services platform; Coupang, Inc. a leading South Korean e-commerce and logistics platform; Eastroc Beverage Co., a leading company in energy drinks and beverages in China; and SK Square Co., a South Korea-based technology holding company that provides exposure to the AI and semiconductor investment cycle, were top detractors from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Emerging Markets Fund Institutional 2 Class ($23,798)	MSCI EAFE Index (Net) ($24,869)	MSCI Emerging Markets Index (Net) ($24,305)
08/16	$10,000	$10,000	$10,000
09/16	$10,208	$10,123	$10,129
10/16	$9,990	$9,916	$10,153
11/16	$9,387	$9,718	$9,685
12/16	$9,377	$10,051	$9,707
01/17	$9,951	$10,342	$10,238
02/17	$10,119	$10,490	$10,551
03/17	$10,543	$10,779	$10,818
04/17	$10,909	$11,053	$11,055
05/17	$11,334	$11,459	$11,381
06/17	$11,532	$11,439	$11,496
07/17	$12,312	$11,768	$12,181
08/17	$12,688	$11,764	$12,453
09/17	$12,866	$12,057	$12,403
10/17	$13,310	$12,240	$12,838
11/17	$13,409	$12,368	$12,864
12/17	$13,788	$12,567	$13,326
01/18	$14,682	$13,197	$14,436
02/18	$14,056	$12,601	$13,771
03/18	$14,007	$12,374	$13,515
04/18	$13,550	$12,657	$13,455
05/18	$13,341	$12,372	$12,978
06/18	$12,716	$12,221	$12,439
07/18	$12,855	$12,522	$12,712
08/18	$12,279	$12,280	$12,368
09/18	$12,071	$12,387	$12,303
10/18	$10,850	$11,401	$11,231
11/18	$11,346	$11,386	$11,694
12/18	$10,870	$10,834	$11,384
01/19	$11,945	$11,546	$12,381
02/19	$12,065	$11,840	$12,409
03/19	$12,413	$11,915	$12,513
04/19	$12,751	$12,250	$12,777
05/19	$11,925	$11,661	$11,850
06/19	$12,771	$12,353	$12,589
07/19	$12,722	$12,196	$12,435
08/19	$12,323	$11,880	$11,829
09/19	$12,552	$12,221	$12,055
10/19	$13,150	$12,660	$12,563
11/19	$13,249	$12,803	$12,546
12/19	$14,270	$13,219	$13,482
01/20	$13,880	$12,943	$12,853
02/20	$13,320	$11,773	$12,175
03/20	$10,690	$10,201	$10,300
04/20	$11,860	$10,860	$11,243
05/20	$12,470	$11,333	$11,330
06/20	$13,720	$11,719	$12,163
07/20	$15,210	$11,992	$13,249
08/20	$15,920	$12,609	$13,542
09/20	$15,870	$12,281	$13,325
10/20	$16,240	$11,791	$13,600
11/20	$17,750	$13,619	$14,857
12/20	$19,138	$14,252	$15,950
01/21	$19,836	$14,100	$16,439
02/21	$20,090	$14,416	$16,564
03/21	$19,482	$14,748	$16,314
04/21	$19,917	$15,192	$16,720
05/21	$20,100	$15,687	$17,108
06/21	$20,697	$15,510	$17,138
07/21	$19,118	$15,627	$15,984
08/21	$19,705	$15,903	$16,403
09/21	$18,824	$15,441	$15,751
10/21	$18,895	$15,821	$15,906
11/21	$17,832	$15,085	$15,258
12/21	$17,759	$15,857	$15,544
01/22	$16,905	$15,091	$15,250
02/22	$15,373	$14,824	$14,794
03/22	$14,479	$14,919	$14,460
04/22	$13,409	$13,954	$13,656
05/22	$13,409	$14,059	$13,716
06/22	$12,504	$12,754	$12,804
07/22	$12,494	$13,390	$12,773
08/22	$12,525	$12,754	$12,826
09/22	$10,993	$11,561	$11,323
10/22	$10,756	$12,182	$10,971
11/22	$12,299	$13,555	$12,598
12/22	$11,908	$13,565	$12,421
01/23	$12,946	$14,664	$13,402
02/23	$11,939	$14,358	$12,533
03/23	$12,247	$14,714	$12,913
04/23	$12,103	$15,129	$12,766
05/23	$11,918	$14,489	$12,552
06/23	$12,628	$15,148	$13,028
07/23	$13,214	$15,639	$13,839
08/23	$12,432	$15,039	$12,987
09/23	$12,011	$14,526	$12,647
10/23	$11,568	$13,937	$12,156
11/23	$12,586	$15,230	$13,129
12/23	$12,967	$16,040	$13,642
01/24	$12,381	$16,132	$13,008
02/24	$12,854	$16,427	$13,627
03/24	$13,224	$16,967	$13,965
04/24	$13,101	$16,533	$14,027
05/24	$13,265	$17,173	$14,107
06/24	$13,759	$16,896	$14,663
07/24	$13,615	$17,392	$14,707
08/24	$13,697	$17,957	$14,944
09/24	$14,417	$18,123	$15,942
10/24	$14,057	$17,138	$15,233
11/24	$13,790	$17,040	$14,686
12/24	$13,864	$16,653	$14,666
01/25	$14,083	$17,528	$14,928
02/25	$14,062	$17,868	$15,000
03/25	$14,010	$17,796	$15,095
04/25	$14,135	$18,611	$15,293
05/25	$14,802	$19,462	$15,946
06/25	$15,813	$19,891	$16,905
07/25	$15,792	$19,612	$17,234
08/25	$16,303	$20,448	$17,455
09/25	$17,585	$20,839	$18,704
10/25	$18,075	$21,085	$19,485
11/25	$17,741	$21,216	$19,019
12/25	$18,205	$21,852	$19,588
01/26	$19,949	$22,992	$21,322
02/26	$21,232	$24,056	$22,494
03/26	$19,050	$21,581	$19,556
04/26	$22,669	$23,189	$22,433
05/26	$24,764	$23,900	$24,606
06/26	$24,774	$23,916	$24,259
07/26	$22,252	$24,384	$23,514
08/26	$23,798	$24,869	$24,305

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	45.98	3.85	9.06
MSCI EAFE Index (Net)	21.62	9.35	9.54
MSCI Emerging Markets Index (Net)	39.25	8.18	9.29

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 839,405,589
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 8,735,712
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$839,405,589
Total number of portfolio holdings	87
Management services fees (represents 1.08% of Fund average net assets)	$8,735,712
Portfolio turnover for the reporting period	47%

Holdings [Text Block]

Geographic Allocation

Table Summary
Taiwan	29.3%
South Korea	24.3%
China	17.1%
Greece	6.1%
India	5.6%
Brazil	4.2%
South Africa	4.0%
Mexico	1.7%
United Kingdom	1.6%
Turkey	1.5%
Other	5.0%

Equity Sector Allocation

Table Summary
Information Technology	49.1%
Financials	14.9%
Industrials	11.7%
Consumer Discretionary	6.1%
Communication Services	4.1%
Materials	4.0%
Energy	2.7%
Real Estate	2.4%
Consumer Staples	2.1%
Health Care	1.7%
Other	1.2%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Taiwan Semiconductor Manufacturing Co., Ltd.	15.5%
Samsung Electronics Co., Ltd.	8.9%
SK Hynix, Inc.	6.7%
Tencent Holdings Ltd.	3.0%
Samsung Electro-Mechanics Co., Ltd.	2.9%
Alibaba Group Holding Ltd.	2.8%
Unimicron Technology Corp.	2.6%
Piraeus Bank SA	2.1%
Capitec Ltd.	2.0%
Delta Electronics, Inc.	1.9%

Material Fund Change [Text Block]
C000122684
Shareholder Report [Line Items]
Fund Name	Columbia Emerging Markets Fund
Class Name	Institutional 3 Class
Trading Symbol	CEKYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Emerging Markets Fund (the Fund) for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$123	1.00%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the information technology sector boosted the Fund’s performance relative to the benchmark during the period.

Allocations | A larger allocation to the information technology sector and, to a lesser extent, smaller allocations to the consumer discretionary and communication services sectors buoyed the Fund’s relative performance during the period.

Individual holdings | Positions in SK Hynix, a South Korean semiconductor devices manufacturer; Unimicron Technology Corp., a Taiwanese manufacturer of circuit boards; Samsung Electro-Mechanics Co., a South Korea-based supplier of high-value electronic components; ASPEED Technology, Inc., a Taiwanese semiconductor devices company; and Elite Material Co., a Taiwanese electronic materials company that supplies critical inputs for semiconductor substrates, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the consumer discretionary, communication services, financials and materials sectors hurt the Fund’s performance relative to the benchmark during the period.

Allocations | Large weightings in the real estate and industrials sectors and a smaller allocation to materials sector detracted from the Fund’s relative performance.

Individual holdings | Fund positions in MercadoLibre, Inc., an Argentinian company that operates online marketplaces dedicated to e-commerce and online auctions; Nu Holdings (Nubank), a Brazil-headquartered digital banking and financial services platform; Coupang, Inc. a leading South Korean e-commerce and logistics platform; Eastroc Beverage Co., a leading company in energy drinks and beverages in China; and SK Square Co., a South Korea-based technology holding company that provides exposure to the AI and semiconductor investment cycle, were top detractors from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Emerging Markets Fund Institutional 3 Class ($23,881)	MSCI EAFE Index (Net) ($24,869)	MSCI Emerging Markets Index (Net) ($24,305)
08/16	$10,000	$10,000	$10,000
09/16	$10,197	$10,123	$10,129
10/16	$9,980	$9,916	$10,153
11/16	$9,381	$9,718	$9,685
12/16	$9,371	$10,051	$9,707
01/17	$9,951	$10,342	$10,238
02/17	$10,118	$10,490	$10,551
03/17	$10,541	$10,779	$10,818
04/17	$10,905	$11,053	$11,055
05/17	$11,327	$11,459	$11,381
06/17	$11,534	$11,439	$11,496
07/17	$12,311	$11,768	$12,181
08/17	$12,684	$11,764	$12,453
09/17	$12,861	$12,057	$12,403
10/17	$13,304	$12,240	$12,838
11/17	$13,402	$12,368	$12,864
12/17	$13,783	$12,567	$13,326
01/18	$14,672	$13,197	$14,436
02/18	$14,059	$12,601	$13,771
03/18	$14,000	$12,374	$13,515
04/18	$13,545	$12,657	$13,455
05/18	$13,338	$12,372	$12,978
06/18	$12,716	$12,221	$12,439
07/18	$12,854	$12,522	$12,712
08/18	$12,281	$12,280	$12,368
09/18	$12,073	$12,387	$12,303
10/18	$10,858	$11,401	$11,231
11/18	$11,352	$11,386	$11,694
12/18	$10,876	$10,834	$11,384
01/19	$11,947	$11,546	$12,381
02/19	$12,066	$11,840	$12,409
03/19	$12,413	$11,915	$12,513
04/19	$12,750	$12,250	$12,777
05/19	$11,927	$11,661	$11,850
06/19	$12,770	$12,353	$12,589
07/19	$12,721	$12,196	$12,435
08/19	$12,334	$11,880	$11,829
09/19	$12,552	$12,221	$12,055
10/19	$13,147	$12,660	$12,563
11/19	$13,256	$12,803	$12,546
12/19	$14,279	$13,219	$13,482
01/20	$13,890	$12,943	$12,853
02/20	$13,332	$11,773	$12,175
03/20	$10,692	$10,201	$10,300
04/20	$11,868	$10,860	$11,243
05/20	$12,485	$11,333	$11,330
06/20	$13,731	$11,719	$12,163
07/20	$15,226	$11,992	$13,249
08/20	$15,933	$12,609	$13,542
09/20	$15,883	$12,281	$13,325
10/20	$16,252	$11,791	$13,600
11/20	$17,767	$13,619	$14,857
12/20	$19,156	$14,252	$15,950
01/21	$19,852	$14,100	$16,439
02/21	$20,114	$14,416	$16,564
03/21	$19,509	$14,748	$16,314
04/21	$19,943	$15,192	$16,720
05/21	$20,125	$15,687	$17,108
06/21	$20,720	$15,510	$17,138
07/21	$19,135	$15,627	$15,984
08/21	$19,731	$15,903	$16,403
09/21	$18,843	$15,441	$15,751
10/21	$18,924	$15,821	$15,906
11/21	$17,864	$15,085	$15,258
12/21	$17,784	$15,857	$15,544
01/22	$16,923	$15,091	$15,250
02/22	$15,396	$14,824	$14,794
03/22	$14,504	$14,919	$14,460
04/22	$13,428	$13,954	$13,656
05/22	$13,428	$14,059	$13,716
06/22	$12,516	$12,754	$12,804
07/22	$12,516	$13,390	$12,773
08/22	$12,546	$12,754	$12,826
09/22	$11,009	$11,561	$11,323
10/22	$10,773	$12,182	$10,971
11/22	$12,321	$13,555	$12,598
12/22	$11,931	$13,565	$12,421
01/23	$12,967	$14,664	$13,402
02/23	$11,962	$14,358	$12,533
03/23	$12,270	$14,714	$12,913
04/23	$12,126	$15,129	$12,766
05/23	$11,952	$14,489	$12,552
06/23	$12,649	$15,148	$13,028
07/23	$13,243	$15,639	$13,839
08/23	$12,454	$15,039	$12,987
09/23	$12,034	$14,526	$12,647
10/23	$11,593	$13,937	$12,156
11/23	$12,618	$15,230	$13,129
12/23	$12,997	$16,040	$13,642
01/24	$12,413	$16,132	$13,008
02/24	$12,885	$16,427	$13,627
03/24	$13,254	$16,967	$13,965
04/24	$13,131	$16,533	$14,027
05/24	$13,305	$17,173	$14,107
06/24	$13,797	$16,896	$14,663
07/24	$13,643	$17,392	$14,707
08/24	$13,735	$17,957	$14,944
09/24	$14,453	$18,123	$15,942
10/24	$14,094	$17,138	$15,233
11/24	$13,817	$17,040	$14,686
12/24	$13,907	$16,653	$14,666
01/25	$14,115	$17,528	$14,928
02/25	$14,104	$17,868	$15,000
03/25	$14,042	$17,796	$15,095
04/25	$14,177	$18,611	$15,293
05/25	$14,842	$19,462	$15,946
06/25	$15,850	$19,891	$16,905
07/25	$15,840	$19,612	$17,234
08/25	$16,360	$20,448	$17,455
09/25	$17,638	$20,839	$18,704
10/25	$18,137	$21,085	$19,485
11/25	$17,794	$21,216	$19,019
12/25	$18,258	$21,852	$19,588
01/26	$20,008	$22,992	$21,322
02/26	$21,299	$24,056	$22,494
03/26	$19,111	$21,581	$19,556
04/26	$22,743	$23,189	$22,433
05/26	$24,844	$23,900	$24,606
06/26	$24,855	$23,916	$24,259
07/26	$22,328	$24,384	$23,514
08/26	$23,881	$24,869	$24,305

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	45.98	3.89	9.10
MSCI EAFE Index (Net)	21.62	9.35	9.54
MSCI Emerging Markets Index (Net)	39.25	8.18	9.29

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 839,405,589
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 8,735,712
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$839,405,589
Total number of portfolio holdings	87
Management services fees (represents 1.08% of Fund average net assets)	$8,735,712
Portfolio turnover for the reporting period	47%

Holdings [Text Block]

Geographic Allocation

Table Summary
Taiwan	29.3%
South Korea	24.3%
China	17.1%
Greece	6.1%
India	5.6%
Brazil	4.2%
South Africa	4.0%
Mexico	1.7%
United Kingdom	1.6%
Turkey	1.5%
Other	5.0%

Equity Sector Allocation

Table Summary
Information Technology	49.1%
Financials	14.9%
Industrials	11.7%
Consumer Discretionary	6.1%
Communication Services	4.1%
Materials	4.0%
Energy	2.7%
Real Estate	2.4%
Consumer Staples	2.1%
Health Care	1.7%
Other	1.2%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Taiwan Semiconductor Manufacturing Co., Ltd.	15.5%
Samsung Electronics Co., Ltd.	8.9%
SK Hynix, Inc.	6.7%
Tencent Holdings Ltd.	3.0%
Samsung Electro-Mechanics Co., Ltd.	2.9%
Alibaba Group Holding Ltd.	2.8%
Unimicron Technology Corp.	2.6%
Piraeus Bank SA	2.1%
Capitec Ltd.	2.0%
Delta Electronics, Inc.	1.9%

Material Fund Change [Text Block]
C000253721
Shareholder Report [Line Items]
Fund Name	Columbia Emerging Markets Fund
Class Name	Class S
Trading Symbol	UMEBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Emerging Markets Fund (the Fund) for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$138	1.12%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the information technology sector boosted the Fund’s performance relative to the benchmark during the period.

Allocations | A larger allocation to the information technology sector and, to a lesser extent, smaller allocations to the consumer discretionary and communication services sectors buoyed the Fund’s relative performance during the period.

Individual holdings | Positions in SK Hynix, a South Korean semiconductor devices manufacturer; Unimicron Technology Corp., a Taiwanese manufacturer of circuit boards; Samsung Electro-Mechanics Co., a South Korea-based supplier of high-value electronic components; ASPEED Technology, Inc., a Taiwanese semiconductor devices company; and Elite Material Co., a Taiwanese electronic materials company that supplies critical inputs for semiconductor substrates, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the consumer discretionary, communication services, financials and materials sectors hurt the Fund’s performance relative to the benchmark during the period.

Allocations | Large weightings in the real estate and industrials sectors and a smaller allocation to materials sector detracted from the Fund’s relative performance.

Individual holdings | Fund positions in MercadoLibre, Inc., an Argentinian company that operates online marketplaces dedicated to e-commerce and online auctions; Nu Holdings (Nubank), a Brazil-headquartered digital banking and financial services platform; Coupang, Inc. a leading South Korean e-commerce and logistics platform; Eastroc Beverage Co., a leading company in energy drinks and beverages in China; and SK Square Co., a South Korea-based technology holding company that provides exposure to the AI and semiconductor investment cycle, were top detractors from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Emerging Markets Fund Class S ($23,511)	MSCI EAFE Index (Net) ($24,869)	MSCI Emerging Markets Index (Net) ($24,305)
08/16	$10,000	$10,000	$10,000
09/16	$10,209	$10,123	$10,129
10/16	$9,980	$9,916	$10,153
11/16	$9,384	$9,718	$9,685
12/16	$9,364	$10,051	$9,707
01/17	$9,950	$10,342	$10,238
02/17	$10,109	$10,490	$10,551
03/17	$10,526	$10,779	$10,818
04/17	$10,904	$11,053	$11,055
05/17	$11,321	$11,459	$11,381
06/17	$11,519	$11,439	$11,496
07/17	$12,294	$11,768	$12,181
08/17	$12,671	$11,764	$12,453
09/17	$12,840	$12,057	$12,403
10/17	$13,287	$12,240	$12,838
11/17	$13,386	$12,368	$12,864
12/17	$13,761	$12,567	$13,326
01/18	$14,648	$13,197	$14,436
02/18	$14,030	$12,601	$13,771
03/18	$13,970	$12,374	$13,515
04/18	$13,512	$12,657	$13,455
05/18	$13,303	$12,372	$12,978
06/18	$12,675	$12,221	$12,439
07/18	$12,814	$12,522	$12,712
08/18	$12,246	$12,280	$12,368
09/18	$12,037	$12,387	$12,303
10/18	$10,821	$11,401	$11,231
11/18	$11,310	$11,386	$11,694
12/18	$10,834	$10,834	$11,384
01/19	$11,901	$11,546	$12,381
02/19	$12,021	$11,840	$12,409
03/19	$12,360	$11,915	$12,513
04/19	$12,700	$12,250	$12,777
05/19	$11,872	$11,661	$11,850
06/19	$12,710	$12,353	$12,589
07/19	$12,660	$12,196	$12,435
08/19	$12,271	$11,880	$11,829
09/19	$12,490	$12,221	$12,055
10/19	$13,079	$12,660	$12,563
11/19	$13,178	$12,803	$12,546
12/19	$14,204	$13,219	$13,482
01/20	$13,803	$12,943	$12,853
02/20	$13,243	$11,773	$12,175
03/20	$10,630	$10,201	$10,300
04/20	$11,791	$10,860	$11,243
05/20	$12,402	$11,333	$11,330
06/20	$13,633	$11,719	$12,163
07/20	$15,125	$11,992	$13,249
08/20	$15,815	$12,609	$13,542
09/20	$15,775	$12,281	$13,325
10/20	$16,136	$11,791	$13,600
11/20	$17,637	$13,619	$14,857
12/20	$19,007	$14,252	$15,950
01/21	$19,705	$14,100	$16,439
02/21	$19,959	$14,416	$16,564
03/21	$19,351	$14,748	$16,314
04/21	$19,786	$15,192	$16,720
05/21	$19,969	$15,687	$17,108
06/21	$20,546	$15,510	$17,138
07/21	$18,976	$15,627	$15,984
08/21	$19,564	$15,903	$16,403
09/21	$18,683	$15,441	$15,751
10/21	$18,754	$15,821	$15,906
11/21	$17,700	$15,085	$15,258
12/21	$17,621	$15,857	$15,544
01/22	$16,768	$15,091	$15,250
02/22	$15,256	$14,824	$14,794
03/22	$14,362	$14,919	$14,460
04/22	$13,303	$13,954	$13,656
05/22	$13,293	$14,059	$13,716
06/22	$12,398	$12,754	$12,804
07/22	$12,398	$13,390	$12,773
08/22	$12,419	$12,754	$12,826
09/22	$10,897	$11,561	$11,323
10/22	$10,661	$12,182	$10,971
11/22	$12,193	$13,555	$12,598
12/22	$11,802	$13,565	$12,421
01/23	$12,830	$14,664	$13,402
02/23	$11,833	$14,358	$12,533
03/23	$12,141	$14,714	$12,913
04/23	$11,997	$15,129	$12,766
05/23	$11,812	$14,489	$12,552
06/23	$12,511	$15,148	$13,028
07/23	$13,087	$15,639	$13,839
08/23	$12,316	$15,039	$12,987
09/23	$11,895	$14,526	$12,647
10/23	$11,452	$13,937	$12,156
11/23	$12,470	$15,230	$13,129
12/23	$12,851	$16,040	$13,642
01/24	$12,265	$16,132	$13,008
02/24	$12,738	$16,427	$13,627
03/24	$13,097	$16,967	$13,965
04/24	$12,964	$16,533	$14,027
05/24	$13,138	$17,173	$14,107
06/24	$13,622	$16,896	$14,663
07/24	$13,478	$17,392	$14,707
08/24	$13,560	$17,957	$14,944
09/24	$14,269	$18,123	$15,942
10/24	$13,910	$17,138	$15,233
11/24	$13,632	$17,040	$14,686
12/24	$13,714	$16,653	$14,666
01/25	$13,922	$17,528	$14,928
02/25	$13,911	$17,868	$15,000
03/25	$13,849	$17,796	$15,095
04/25	$13,974	$18,611	$15,293
05/25	$14,640	$19,462	$15,946
06/25	$15,630	$19,891	$16,905
07/25	$15,609	$19,612	$17,234
08/25	$16,119	$20,448	$17,455
09/25	$17,389	$20,839	$18,704
10/25	$17,868	$21,085	$19,485
11/25	$17,535	$21,216	$19,019
12/25	$17,992	$21,852	$19,588
01/26	$19,711	$22,992	$21,322
02/26	$20,982	$24,056	$22,494
03/26	$18,824	$21,581	$19,556
04/26	$22,405	$23,189	$22,433
05/26	$24,464	$23,900	$24,606
06/26	$24,475	$23,916	$24,259
07/26	$21,978	$24,384	$23,514
08/26	$23,511	$24,869	$24,305

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class SFootnote Reference(a)	45.86	3.74	8.92
MSCI EAFE Index (Net)	21.62	9.35	9.54
MSCI Emerging Markets Index (Net)	39.25	8.18	9.29

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 839,405,589
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 8,735,712
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$839,405,589
Total number of portfolio holdings	87
Management services fees (represents 1.08% of Fund average net assets)	$8,735,712
Portfolio turnover for the reporting period	47%

Holdings [Text Block]

Geographic Allocation

Table Summary
Taiwan	29.3%
South Korea	24.3%
China	17.1%
Greece	6.1%
India	5.6%
Brazil	4.2%
South Africa	4.0%
Mexico	1.7%
United Kingdom	1.6%
Turkey	1.5%
Other	5.0%

Equity Sector Allocation

Table Summary
Information Technology	49.1%
Financials	14.9%
Industrials	11.7%
Consumer Discretionary	6.1%
Communication Services	4.1%
Materials	4.0%
Energy	2.7%
Real Estate	2.4%
Consumer Staples	2.1%
Health Care	1.7%
Other	1.2%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Taiwan Semiconductor Manufacturing Co., Ltd.	15.5%
Samsung Electronics Co., Ltd.	8.9%
SK Hynix, Inc.	6.7%
Tencent Holdings Ltd.	3.0%
Samsung Electro-Mechanics Co., Ltd.	2.9%
Alibaba Group Holding Ltd.	2.8%
Unimicron Technology Corp.	2.6%
Piraeus Bank SA	2.1%
Capitec Ltd.	2.0%
Delta Electronics, Inc.	1.9%

Material Fund Change [Text Block]
C000032877
Shareholder Report [Line Items]
Fund Name	Columbia Global Technology Growth Fund
Class Name	Class A
Trading Symbol	CTCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Global Technology Growth Fund (the Fund) for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$136	1.15%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the semiconductors and semiconductor equipment, technology hardware storage and peripherals, and IT services industries added to the Fund’s performance relative to the benchmark during the period.

Allocations | An underweight allocation to software greatly contributed. An allocation to IT services also boosted the Fund’s relative performance during the period.

Individual holdings | Positions in Lam Research, a semiconductor fabrication equipment manufacturer; Micron Technology, a memory and storage solutions provider; NVIDIA, a leading designer of GPUs and AI computing platforms; Broadcom, a global semiconductor and infrastructure software solutions provider; and Apple, a consumer technology hardware and services provider, were top contributors during the period.

Top Performance Detractors

Stock selection | Selections in the software and communications equipment industries hurt the Fund’s relative performance during the period.

Allocations | Out-of-benchmark allocations to the entertainment, financial services, and interactive media and services industries, as well as an underweight to the technology hardware storage and peripherals industry, detracted from the Fund’s relative performance during the period.

Individual holdings | Positions in Synopsys, an electronic design automation software provider; Meta Platforms, a social media and digital advertising provider; Intuit, a financial and tax software provider; Microsoft, a global software, cloud, and enterprise technology provider; and Netflix, a streaming entertainment provider, were top detractors from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Global Technology Growth Fund Class A (including sales charges) ($75,099)	MSCI ACWI Index (Net) ($32,693)	S&P Global 1200 Information Technology Index (Net) ($89,272)
08/16	$9,426	$10,000	$10,000
09/16	$9,755	$10,061	$10,253
10/16	$9,680	$9,890	$10,203
11/16	$9,715	$9,966	$10,119
12/16	$9,768	$10,181	$10,261
01/17	$10,380	$10,459	$10,760
02/17	$10,831	$10,753	$11,220
03/17	$11,161	$10,884	$11,582
04/17	$11,447	$11,054	$11,910
05/17	$12,090	$11,298	$12,474
06/17	$11,800	$11,349	$12,279
07/17	$12,398	$11,667	$12,836
08/17	$12,764	$11,711	$13,188
09/17	$13,041	$11,937	$13,348
10/17	$13,983	$12,185	$14,348
11/17	$14,068	$12,421	$14,470
12/17	$13,962	$12,622	$14,483
01/18	$15,224	$13,334	$15,550
02/18	$15,094	$12,774	$15,412
03/18	$14,877	$12,500	$14,912
04/18	$14,748	$12,620	$14,897
05/18	$15,713	$12,635	$15,746
06/18	$15,635	$12,567	$15,583
07/18	$15,907	$12,946	$15,844
08/18	$16,762	$13,048	$16,747
09/18	$16,688	$13,104	$16,616
10/18	$14,919	$12,122	$15,201
11/18	$14,877	$12,300	$14,916
12/18	$13,775	$11,433	$13,762
01/19	$15,060	$12,336	$14,768
02/19	$15,867	$12,666	$15,637
03/19	$16,473	$12,825	$16,292
04/19	$17,499	$13,258	$17,298
05/19	$16,028	$12,472	$15,829
06/19	$17,314	$13,289	$17,235
07/19	$17,871	$13,327	$17,654
08/19	$17,446	$13,011	$17,345
09/19	$17,421	$13,285	$17,720
10/19	$17,978	$13,649	$18,458
11/19	$18,878	$13,982	$19,362
12/19	$19,562	$14,474	$20,331
01/20	$20,152	$14,314	$20,896
02/20	$19,072	$13,158	$19,449
03/20	$17,092	$11,382	$17,679
04/20	$19,429	$12,601	$19,962
05/20	$21,053	$13,149	$21,281
06/20	$22,513	$13,569	$22,827
07/20	$24,142	$14,287	$24,281
08/20	$26,148	$15,161	$26,676
09/20	$25,118	$14,672	$25,585
10/20	$24,519	$14,316	$24,313
11/20	$27,653	$16,080	$27,351
12/20	$29,235	$16,827	$29,265
01/21	$29,305	$16,751	$29,214
02/21	$30,205	$17,138	$29,584
03/21	$29,870	$17,596	$29,887
04/21	$31,339	$18,366	$31,453
05/21	$30,974	$18,651	$31,227
06/21	$32,903	$18,897	$33,016
07/21	$33,468	$19,027	$34,060
08/21	$34,462	$19,504	$35,324
09/21	$32,608	$18,698	$33,280
10/21	$34,727	$19,652	$35,531
11/21	$35,282	$19,179	$36,692
12/21	$35,924	$19,946	$37,955
01/22	$32,432	$18,967	$35,023
02/22	$31,098	$18,477	$33,317
03/22	$31,864	$18,877	$34,173
04/22	$27,533	$17,366	$30,307
05/22	$27,335	$17,386	$30,168
06/22	$24,333	$15,921	$27,046
07/22	$27,664	$17,033	$30,481
08/22	$25,996	$16,406	$28,597
09/22	$22,916	$14,835	$25,053
10/22	$24,036	$15,730	$26,937
11/22	$25,636	$16,950	$29,026
12/22	$23,451	$16,283	$26,681
01/23	$26,275	$17,450	$29,429
02/23	$26,097	$16,950	$29,284
03/23	$28,441	$17,473	$32,305
04/23	$28,091	$17,724	$32,199
05/23	$30,953	$17,534	$35,217
06/23	$32,796	$18,552	$37,280
07/23	$34,047	$19,232	$38,105
08/23	$33,529	$18,694	$37,362
09/23	$31,460	$17,921	$34,835
10/23	$30,958	$17,382	$34,718
11/23	$34,925	$18,987	$39,381
12/23	$36,687	$19,899	$41,070
01/24	$38,237	$20,015	$42,518
02/24	$41,013	$20,874	$45,172
03/24	$41,884	$21,530	$46,386
04/24	$39,799	$20,819	$43,786
05/24	$42,480	$21,665	$47,637
06/24	$45,901	$22,147	$52,114
07/24	$44,251	$22,504	$50,956
08/24	$44,638	$23,076	$51,530
09/24	$45,438	$23,612	$52,488
10/24	$45,438	$23,082	$51,892
11/24	$47,700	$23,945	$53,793
12/24	$48,194	$23,379	$54,439
01/25	$48,791	$24,163	$53,557
02/25	$46,722	$24,018	$52,662
03/25	$42,262	$23,069	$48,104
04/25	$43,277	$23,284	$49,021
05/25	$48,077	$24,622	$54,219
06/25	$52,710	$25,728	$59,485
07/25	$54,750	$26,077	$62,031
08/25	$55,079	$26,721	$62,251
09/25	$59,037	$27,689	$67,109
10/25	$62,243	$28,308	$71,973
11/25	$60,102	$28,305	$68,670
12/25	$60,159	$28,601	$69,266
01/26	$61,351	$29,449	$69,920
02/26	$59,848	$29,827	$69,236
03/26	$56,488	$27,685	$64,717
04/26	$67,102	$30,502	$77,170
05/26	$76,384	$32,075	$90,671
06/26	$78,608	$31,818	$89,156
07/26	$71,567	$31,842	$84,448
08/26	$75,099	$32,693	$89,272

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	36.35	16.86	23.06
Class A (including sales charges)	28.51	15.48	22.34
MSCI ACWI Index (Net)	22.35	10.88	12.58
S&P Global 1200 Information Technology Index (Net)	43.41	20.37	24.47

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 5,398,705,730
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 37,571,623
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$5,398,705,730
Total number of portfolio holdings	101
Management services fees (represents 0.78% of Fund average net assets)	$37,571,623
Portfolio turnover for the reporting period	10%

Holdings [Text Block]

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	37.8%
Technology Hardware, Storage & Peripherals	12.2%
Semiconductor Materials & Equipment	11.8%
Systems Software	10.7%
Application Software	4.1%
Communications Equipment	2.7%
Internet Services & Infrastructure	1.8%
Electronic Components	1.2%
Other	1.4%

Equity Sector Allocation

Table Summary
Information Technology	83.7%
Communication Services	7.3%
Consumer Discretionary	3.6%
Financials	3.6%
Industrials	0.7%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	14.2%
Apple, Inc.	7.6%
Broadcom, Inc.	7.5%
Microsoft Corp.	6.6%
Lam Research Corp.	6.1%
Micron Technology, Inc.	5.7%
Alphabet, Inc., Class A	3.8%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	3.7%
Amazon.com, Inc.	2.7%
Applied Materials, Inc.	2.6%

Material Fund Change [Text Block]
C000032879
Shareholder Report [Line Items]
Fund Name	Columbia Global Technology Growth Fund
Class Name	Class C
Trading Symbol	CTHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Global Technology Growth Fund (the Fund) for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$224	1.90%

Expenses Paid, Amount	$ 224
Expense Ratio, Percent	1.90%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the semiconductors and semiconductor equipment, technology hardware storage and peripherals, and IT services industries added to the Fund’s performance relative to the benchmark during the period.

Allocations | An underweight allocation to software greatly contributed. An allocation to IT services also boosted the Fund’s relative performance during the period.

Individual holdings | Positions in Lam Research, a semiconductor fabrication equipment manufacturer; Micron Technology, a memory and storage solutions provider; NVIDIA, a leading designer of GPUs and AI computing platforms; Broadcom, a global semiconductor and infrastructure software solutions provider; and Apple, a consumer technology hardware and services provider, were top contributors during the period.

Top Performance Detractors

Stock selection | Selections in the software and communications equipment industries hurt the Fund’s relative performance during the period.

Allocations | Out-of-benchmark allocations to the entertainment, financial services, and interactive media and services industries, as well as an underweight to the technology hardware storage and peripherals industry, detracted from the Fund’s relative performance during the period.

Individual holdings | Positions in Synopsys, an electronic design automation software provider; Meta Platforms, a social media and digital advertising provider; Intuit, a financial and tax software provider; Microsoft, a global software, cloud, and enterprise technology provider; and Netflix, a streaming entertainment provider, were top detractors from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Global Technology Growth Fund Class C (including sales charges) ($73,902)	MSCI ACWI Index (Net) ($32,693)	S&P Global 1200 Information Technology Index (Net) ($89,272)
08/16	$10,000	$10,000	$10,000
09/16	$10,343	$10,061	$10,253
10/16	$10,254	$9,890	$10,203
11/16	$10,286	$9,966	$10,119
12/16	$10,332	$10,181	$10,261
01/17	$10,973	$10,459	$10,760
02/17	$11,447	$10,753	$11,220
03/17	$11,786	$10,884	$11,582
04/17	$12,078	$11,054	$11,910
05/17	$12,756	$11,298	$12,474
06/17	$12,438	$11,349	$12,279
07/17	$13,063	$11,667	$12,836
08/17	$13,439	$11,711	$13,188
09/17	$13,725	$11,937	$13,348
10/17	$14,705	$12,185	$14,348
11/17	$14,784	$12,421	$14,470
12/17	$14,665	$12,622	$14,483
01/18	$15,979	$13,334	$15,550
02/18	$15,833	$12,774	$15,412
03/18	$15,596	$12,500	$14,912
04/18	$15,451	$12,620	$14,897
05/18	$16,447	$12,635	$15,746
06/18	$16,355	$12,567	$15,583
07/18	$16,630	$12,946	$15,844
08/18	$17,512	$13,048	$16,747
09/18	$17,426	$13,104	$16,616
10/18	$15,570	$12,122	$15,201
11/18	$15,516	$12,300	$14,916
12/18	$14,358	$11,433	$13,762
01/19	$15,686	$12,336	$14,768
02/19	$16,520	$12,666	$15,637
03/19	$17,138	$12,825	$16,292
04/19	$18,194	$13,258	$17,298
05/19	$16,656	$12,472	$15,829
06/19	$17,978	$13,289	$17,235
07/19	$18,546	$13,327	$17,654
08/19	$18,092	$13,011	$17,345
09/19	$18,058	$13,285	$17,720
10/19	$18,620	$13,649	$18,458
11/19	$19,545	$13,982	$19,362
12/19	$20,237	$14,474	$20,331
01/20	$20,836	$14,314	$20,896
02/20	$19,708	$13,158	$19,449
03/20	$17,652	$11,382	$17,679
04/20	$20,053	$12,601	$19,962
05/20	$21,711	$13,149	$21,281
06/20	$23,202	$13,569	$22,827
07/20	$24,866	$14,287	$24,281
08/20	$26,916	$15,161	$26,676
09/20	$25,839	$14,672	$25,585
10/20	$25,206	$14,316	$24,313
11/20	$28,413	$16,080	$27,351
12/20	$30,017	$16,827	$29,265
01/21	$30,069	$16,751	$29,214
02/21	$30,983	$17,138	$29,584
03/21	$30,616	$17,596	$29,887
04/21	$32,100	$18,366	$31,453
05/21	$31,710	$18,651	$31,227
06/21	$33,659	$18,897	$33,016
07/21	$34,218	$19,027	$34,060
08/21	$35,207	$19,504	$35,324
09/21	$33,292	$18,698	$33,280
10/21	$35,439	$19,652	$35,531
11/21	$35,980	$19,179	$36,692
12/21	$36,609	$19,946	$37,955
01/22	$33,031	$18,967	$35,023
02/22	$31,651	$18,477	$33,317
03/22	$32,414	$18,877	$34,173
04/22	$27,989	$17,366	$30,307
05/22	$27,771	$17,386	$30,168
06/22	$24,702	$15,921	$27,046
07/22	$28,068	$17,033	$30,481
08/22	$26,361	$16,406	$28,597
09/22	$23,219	$14,835	$25,053
10/22	$24,345	$15,730	$26,937
11/22	$25,943	$16,950	$29,026
12/22	$23,719	$16,283	$26,681
01/23	$26,563	$17,450	$29,429
02/23	$26,361	$16,950	$29,284
03/23	$28,714	$17,473	$32,305
04/23	$28,343	$17,724	$32,199
05/23	$31,212	$17,534	$35,217
06/23	$33,049	$18,552	$37,280
07/23	$34,289	$19,232	$38,105
08/23	$33,741	$18,694	$37,362
09/23	$31,640	$17,921	$34,835
10/23	$31,118	$17,382	$34,718
11/23	$35,088	$18,987	$39,381
12/23	$36,836	$19,899	$41,070
01/24	$38,368	$20,015	$42,518
02/24	$41,122	$20,874	$45,172
03/24	$41,976	$21,530	$46,386
04/24	$39,855	$20,819	$43,786
05/24	$42,519	$21,665	$47,637
06/24	$45,914	$22,147	$52,114
07/24	$44,233	$22,504	$50,956
08/24	$44,588	$23,076	$51,530
09/24	$45,364	$23,612	$52,488
10/24	$45,332	$23,082	$51,892
11/24	$47,556	$23,945	$53,793
12/24	$48,025	$23,379	$54,439
01/25	$48,588	$24,163	$53,557
02/25	$46,500	$24,018	$52,662
03/25	$42,036	$23,069	$48,104
04/25	$43,012	$23,284	$49,021
05/25	$47,757	$24,622	$54,219
06/25	$52,325	$25,728	$59,485
07/25	$54,321	$26,077	$62,031
08/25	$54,609	$26,721	$62,251
09/25	$58,496	$27,689	$67,109
10/25	$61,631	$28,308	$71,973
11/25	$59,478	$28,305	$68,670
12/25	$59,499	$28,601	$69,266
01/26	$60,635	$29,449	$69,920
02/26	$59,117	$29,827	$69,236
03/26	$55,762	$27,685	$64,717
04/26	$66,203	$30,502	$77,170
05/26	$75,311	$32,075	$90,671
06/26	$77,448	$31,818	$89,156
07/26	$70,471	$31,842	$84,448
08/26	$73,902	$32,693	$89,272

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	35.33	15.99	22.14
Class C (including sales charges)	34.33	15.99	22.14
MSCI ACWI Index (Net)	22.35	10.88	12.58
S&P Global 1200 Information Technology Index (Net)	43.41	20.37	24.47

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 5,398,705,730
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 37,571,623
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$5,398,705,730
Total number of portfolio holdings	101
Management services fees (represents 0.78% of Fund average net assets)	$37,571,623
Portfolio turnover for the reporting period	10%

Holdings [Text Block]

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	37.8%
Technology Hardware, Storage & Peripherals	12.2%
Semiconductor Materials & Equipment	11.8%
Systems Software	10.7%
Application Software	4.1%
Communications Equipment	2.7%
Internet Services & Infrastructure	1.8%
Electronic Components	1.2%
Other	1.4%

Equity Sector Allocation

Table Summary
Information Technology	83.7%
Communication Services	7.3%
Consumer Discretionary	3.6%
Financials	3.6%
Industrials	0.7%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	14.2%
Apple, Inc.	7.6%
Broadcom, Inc.	7.5%
Microsoft Corp.	6.6%
Lam Research Corp.	6.1%
Micron Technology, Inc.	5.7%
Alphabet, Inc., Class A	3.8%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	3.7%
Amazon.com, Inc.	2.7%
Applied Materials, Inc.	2.6%

Material Fund Change [Text Block]
C000032881
Shareholder Report [Line Items]
Fund Name	Columbia Global Technology Growth Fund
Class Name	Institutional Class
Trading Symbol	CMTFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Global Technology Growth Fund (the Fund) for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$107	0.90%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the semiconductors and semiconductor equipment, technology hardware storage and peripherals, and IT services industries added to the Fund’s performance relative to the benchmark during the period.

Allocations | An underweight allocation to software greatly contributed. An allocation to IT services also boosted the Fund’s relative performance during the period.

Individual holdings | Positions in Lam Research, a semiconductor fabrication equipment manufacturer; Micron Technology, a memory and storage solutions provider; NVIDIA, a leading designer of GPUs and AI computing platforms; Broadcom, a global semiconductor and infrastructure software solutions provider; and Apple, a consumer technology hardware and services provider, were top contributors during the period.

Top Performance Detractors

Stock selection | Selections in the software and communications equipment industries hurt the Fund’s relative performance during the period.

Allocations | Out-of-benchmark allocations to the entertainment, financial services, and interactive media and services industries, as well as an underweight to the technology hardware storage and peripherals industry, detracted from the Fund’s relative performance during the period.

Individual holdings | Positions in Synopsys, an electronic design automation software provider; Meta Platforms, a social media and digital advertising provider; Intuit, a financial and tax software provider; Microsoft, a global software, cloud, and enterprise technology provider; and Netflix, a streaming entertainment provider, were top detractors from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Global Technology Growth Fund Institutional Class ($81,680)	MSCI ACWI Index (Net) ($32,693)	S&P Global 1200 Information Technology Index (Net) ($89,272)
08/16	$10,000	$10,000	$10,000
09/16	$10,351	$10,061	$10,253
10/16	$10,273	$9,890	$10,203
11/16	$10,310	$9,966	$10,119
12/16	$10,369	$10,181	$10,261
01/17	$11,023	$10,459	$10,760
02/17	$11,503	$10,753	$11,220
03/17	$11,855	$10,884	$11,582
04/17	$12,162	$11,054	$11,910
05/17	$12,852	$11,298	$12,474
06/17	$12,541	$11,349	$12,279
07/17	$13,182	$11,667	$12,836
08/17	$13,575	$11,711	$13,188
09/17	$13,872	$11,937	$13,348
10/17	$14,879	$12,185	$14,348
11/17	$14,970	$12,421	$14,470
12/17	$14,861	$12,622	$14,483
01/18	$16,207	$13,334	$15,550
02/18	$16,074	$12,774	$15,412
03/18	$15,842	$12,500	$14,912
04/18	$15,709	$12,620	$14,897
05/18	$16,737	$12,635	$15,746
06/18	$16,662	$12,567	$15,583
07/18	$16,955	$12,946	$15,844
08/18	$17,870	$13,048	$16,747
09/18	$17,794	$13,104	$16,616
10/18	$15,913	$12,122	$15,201
11/18	$15,870	$12,300	$14,916
12/18	$14,695	$11,433	$13,762
01/19	$16,074	$12,336	$14,768
02/19	$16,936	$12,666	$15,637
03/19	$17,588	$12,825	$16,292
04/19	$18,687	$13,258	$17,298
05/19	$17,117	$12,472	$15,829
06/19	$18,491	$13,289	$17,235
07/19	$19,098	$13,327	$17,654
08/19	$18,642	$13,011	$17,345
09/19	$18,622	$13,285	$17,720
10/19	$19,218	$13,649	$18,458
11/19	$20,191	$13,982	$19,362
12/19	$20,924	$14,474	$20,331
01/20	$21,559	$14,314	$20,896
02/20	$20,406	$13,158	$19,449
03/20	$18,294	$11,382	$17,679
04/20	$20,802	$12,601	$19,962
05/20	$22,544	$13,149	$21,281
06/20	$24,113	$13,569	$22,827
07/20	$25,864	$14,287	$24,281
08/20	$28,017	$15,161	$26,676
09/20	$26,920	$14,672	$25,585
10/20	$26,281	$14,316	$24,313
11/20	$29,647	$16,080	$27,351
12/20	$31,347	$16,827	$29,265
01/21	$31,434	$16,751	$29,214
02/21	$32,403	$17,138	$29,584
03/21	$32,049	$17,596	$29,887
04/21	$33,634	$18,366	$31,453
05/21	$33,250	$18,651	$31,227
06/21	$35,332	$18,897	$33,016
07/21	$35,942	$19,027	$34,060
08/21	$37,014	$19,504	$35,324
09/21	$35,034	$18,698	$33,280
10/21	$37,322	$19,652	$35,531
11/21	$37,922	$19,179	$36,692
12/21	$38,618	$19,946	$37,955
01/22	$34,872	$18,967	$35,023
02/22	$33,443	$18,477	$33,317
03/22	$34,278	$18,877	$34,173
04/22	$29,623	$17,366	$30,307
05/22	$29,414	$17,386	$30,168
06/22	$26,193	$15,921	$27,046
07/22	$29,783	$17,033	$30,481
08/22	$27,991	$16,406	$28,597
09/22	$24,684	$14,835	$25,053
10/22	$25,898	$15,730	$26,937
11/22	$27,621	$16,950	$29,026
12/22	$25,276	$16,283	$26,681
01/23	$28,325	$17,450	$29,429
02/23	$28,138	$16,950	$29,284
03/23	$30,668	$17,473	$32,305
04/23	$30,303	$17,724	$32,199
05/23	$33,397	$17,534	$35,217
06/23	$35,392	$18,552	$37,280
07/23	$36,745	$19,232	$38,105
08/23	$36,193	$18,694	$37,362
09/23	$33,966	$17,921	$34,835
10/23	$33,436	$17,382	$34,718
11/23	$37,728	$18,987	$39,381
12/23	$39,639	$19,899	$41,070
01/24	$41,323	$20,015	$42,518
02/24	$44,328	$20,874	$45,172
03/24	$45,283	$21,530	$46,386
04/24	$43,035	$20,819	$43,786
05/24	$45,949	$21,665	$47,637
06/24	$49,655	$22,147	$52,114
07/24	$47,881	$22,504	$50,956
08/24	$48,305	$23,076	$51,530
09/24	$49,186	$23,612	$52,488
10/24	$49,192	$23,082	$51,892
11/24	$51,655	$23,945	$53,793
12/24	$52,206	$23,379	$54,439
01/25	$52,862	$24,163	$53,557
02/25	$50,626	$24,018	$52,662
03/25	$45,806	$23,069	$48,104
04/25	$46,912	$23,284	$49,021
05/25	$52,132	$24,622	$54,219
06/25	$57,169	$25,728	$59,485
07/25	$59,394	$26,077	$62,031
08/25	$59,759	$26,721	$62,251
09/25	$64,065	$27,689	$67,109
10/25	$67,556	$28,308	$71,973
11/25	$65,246	$28,305	$68,670
12/25	$65,328	$28,601	$69,266
01/26	$66,634	$29,449	$69,920
02/26	$65,016	$29,827	$69,236
03/26	$61,373	$27,685	$64,717
04/26	$72,924	$30,502	$77,170
05/26	$83,028	$32,075	$90,671
06/26	$85,464	$31,818	$89,156
07/26	$77,826	$31,842	$84,448
08/26	$81,680	$32,693	$89,272

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	36.68	17.15	23.37
MSCI ACWI Index (Net)	22.35	10.88	12.58
S&P Global 1200 Information Technology Index (Net)	43.41	20.37	24.47

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 5,398,705,730
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 37,571,623
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$5,398,705,730
Total number of portfolio holdings	101
Management services fees (represents 0.78% of Fund average net assets)	$37,571,623
Portfolio turnover for the reporting period	10%

Holdings [Text Block]

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	37.8%
Technology Hardware, Storage & Peripherals	12.2%
Semiconductor Materials & Equipment	11.8%
Systems Software	10.7%
Application Software	4.1%
Communications Equipment	2.7%
Internet Services & Infrastructure	1.8%
Electronic Components	1.2%
Other	1.4%

Equity Sector Allocation

Table Summary
Information Technology	83.7%
Communication Services	7.3%
Consumer Discretionary	3.6%
Financials	3.6%
Industrials	0.7%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	14.2%
Apple, Inc.	7.6%
Broadcom, Inc.	7.5%
Microsoft Corp.	6.6%
Lam Research Corp.	6.1%
Micron Technology, Inc.	5.7%
Alphabet, Inc., Class A	3.8%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	3.7%
Amazon.com, Inc.	2.7%
Applied Materials, Inc.	2.6%

Material Fund Change [Text Block]
C000122665
Shareholder Report [Line Items]
Fund Name	Columbia Global Technology Growth Fund
Class Name	Institutional 2 Class
Trading Symbol	CTHRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Global Technology Growth Fund (the Fund) for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$101	0.85%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the semiconductors and semiconductor equipment, technology hardware storage and peripherals, and IT services industries added to the Fund’s performance relative to the benchmark during the period.

Allocations | An underweight allocation to software greatly contributed. An allocation to IT services also boosted the Fund’s relative performance during the period.

Individual holdings | Positions in Lam Research, a semiconductor fabrication equipment manufacturer; Micron Technology, a memory and storage solutions provider; NVIDIA, a leading designer of GPUs and AI computing platforms; Broadcom, a global semiconductor and infrastructure software solutions provider; and Apple, a consumer technology hardware and services provider, were top contributors during the period.

Top Performance Detractors

Stock selection | Selections in the software and communications equipment industries hurt the Fund’s relative performance during the period.

Allocations | Out-of-benchmark allocations to the entertainment, financial services, and interactive media and services industries, as well as an underweight to the technology hardware storage and peripherals industry, detracted from the Fund’s relative performance during the period.

Individual holdings | Positions in Synopsys, an electronic design automation software provider; Meta Platforms, a social media and digital advertising provider; Intuit, a financial and tax software provider; Microsoft, a global software, cloud, and enterprise technology provider; and Netflix, a streaming entertainment provider, were top detractors from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Global Technology Growth Fund Institutional 2 Class ($82,179)	MSCI ACWI Index (Net) ($32,693)	S&P Global 1200 Information Technology Index (Net) ($89,272)
08/16	$10,000	$10,000	$10,000
09/16	$10,349	$10,061	$10,253
10/16	$10,273	$9,890	$10,203
11/16	$10,313	$9,966	$10,119
12/16	$10,371	$10,181	$10,261
01/17	$11,027	$10,459	$10,760
02/17	$11,508	$10,753	$11,220
03/17	$11,863	$10,884	$11,582
04/17	$12,169	$11,054	$11,910
05/17	$12,861	$11,298	$12,474
06/17	$12,551	$11,349	$12,279
07/17	$13,193	$11,667	$12,836
08/17	$13,584	$11,711	$13,188
09/17	$13,885	$11,937	$13,348
10/17	$14,892	$12,185	$14,348
11/17	$14,986	$12,421	$14,470
12/17	$14,879	$12,622	$14,483
01/18	$16,229	$13,334	$15,550
02/18	$16,094	$12,774	$15,412
03/18	$15,861	$12,500	$14,912
04/18	$15,731	$12,620	$14,897
05/18	$16,759	$12,635	$15,746
06/18	$16,685	$12,567	$15,583
07/18	$16,978	$12,946	$15,844
08/18	$17,895	$13,048	$16,747
09/18	$17,820	$13,104	$16,616
10/18	$15,936	$12,122	$15,201
11/18	$15,898	$12,300	$14,916
12/18	$14,722	$11,433	$13,762
01/19	$16,101	$12,336	$14,768
02/19	$16,968	$12,666	$15,637
03/19	$17,623	$12,825	$16,292
04/19	$18,721	$13,258	$17,298
05/19	$17,155	$12,472	$15,829
06/19	$18,534	$13,289	$17,235
07/19	$19,140	$13,327	$17,654
08/19	$18,687	$13,011	$17,345
09/19	$18,667	$13,285	$17,720
10/19	$19,268	$13,649	$18,458
11/19	$20,238	$13,982	$19,362
12/19	$20,977	$14,474	$20,331
01/20	$21,616	$14,314	$20,896
02/20	$20,464	$13,158	$19,449
03/20	$18,345	$11,382	$17,679
04/20	$20,858	$12,601	$19,962
05/20	$22,603	$13,149	$21,281
06/20	$24,178	$13,569	$22,827
07/20	$25,938	$14,287	$24,281
08/20	$28,096	$15,161	$26,676
09/20	$26,999	$14,672	$25,585
10/20	$26,361	$14,316	$24,313
11/20	$29,736	$16,080	$27,351
12/20	$31,446	$16,827	$29,265
01/21	$31,532	$16,751	$29,214
02/21	$32,509	$17,138	$29,584
03/21	$32,156	$17,596	$29,887
04/21	$33,743	$18,366	$31,453
05/21	$33,360	$18,651	$31,227
06/21	$35,451	$18,897	$33,016
07/21	$36,065	$19,027	$34,060
08/21	$37,143	$19,504	$35,324
09/21	$35,158	$18,698	$33,280
10/21	$37,455	$19,652	$35,531
11/21	$38,060	$19,179	$36,692
12/21	$38,759	$19,946	$37,955
01/22	$35,003	$18,967	$35,023
02/22	$33,568	$18,477	$33,317
03/22	$34,409	$18,877	$34,173
04/22	$29,739	$17,366	$30,307
05/22	$29,529	$17,386	$30,168
06/22	$26,293	$15,921	$27,046
07/22	$29,902	$17,033	$30,481
08/22	$28,105	$16,406	$28,597
09/22	$24,780	$14,835	$25,053
10/22	$26,004	$15,730	$26,937
11/22	$27,737	$16,950	$29,026
12/22	$25,382	$16,283	$26,681
01/23	$28,444	$17,450	$29,429
02/23	$28,254	$16,950	$29,284
03/23	$30,802	$17,473	$32,305
04/23	$30,433	$17,724	$32,199
05/23	$33,544	$17,534	$35,217
06/23	$35,550	$18,552	$37,280
07/23	$36,915	$19,232	$38,105
08/23	$36,357	$18,694	$37,362
09/23	$34,124	$17,921	$34,835
10/23	$33,588	$17,382	$34,718
11/23	$37,907	$18,987	$39,381
12/23	$39,825	$19,899	$41,070
01/24	$41,526	$20,015	$42,518
02/24	$44,545	$20,874	$45,172
03/24	$45,503	$21,530	$46,386
04/24	$43,249	$20,819	$43,786
05/24	$46,173	$21,665	$47,637
06/24	$49,906	$22,147	$52,114
07/24	$48,123	$22,504	$50,956
08/24	$48,555	$23,076	$51,530
09/24	$49,436	$23,612	$52,488
10/24	$49,447	$23,082	$51,892
11/24	$51,923	$23,945	$53,793
12/24	$52,480	$23,379	$54,439
01/25	$53,139	$24,163	$53,557
02/25	$50,897	$24,018	$52,662
03/25	$46,055	$23,069	$48,104
04/25	$47,167	$23,284	$49,021
05/25	$52,412	$24,622	$54,219
06/25	$57,479	$25,728	$59,485
07/25	$59,721	$26,077	$62,031
08/25	$60,090	$26,721	$62,251
09/25	$64,429	$27,689	$67,109
10/25	$67,941	$28,308	$71,973
11/25	$65,620	$28,305	$68,670
12/25	$65,700	$28,601	$69,266
01/26	$67,014	$29,449	$69,920
02/26	$65,395	$29,827	$69,236
03/26	$61,735	$27,685	$64,717
04/26	$73,354	$30,502	$77,170
05/26	$83,521	$32,075	$90,671
06/26	$85,977	$31,818	$89,156
07/26	$78,294	$31,842	$84,448
08/26	$82,179	$32,693	$89,272

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	36.76	17.21	23.45
MSCI ACWI Index (Net)	22.35	10.88	12.58
S&P Global 1200 Information Technology Index (Net)	43.41	20.37	24.47

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 5,398,705,730
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 37,571,623
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$5,398,705,730
Total number of portfolio holdings	101
Management services fees (represents 0.78% of Fund average net assets)	$37,571,623
Portfolio turnover for the reporting period	10%

Holdings [Text Block]

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	37.8%
Technology Hardware, Storage & Peripherals	12.2%
Semiconductor Materials & Equipment	11.8%
Systems Software	10.7%
Application Software	4.1%
Communications Equipment	2.7%
Internet Services & Infrastructure	1.8%
Electronic Components	1.2%
Other	1.4%

Equity Sector Allocation

Table Summary
Information Technology	83.7%
Communication Services	7.3%
Consumer Discretionary	3.6%
Financials	3.6%
Industrials	0.7%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	14.2%
Apple, Inc.	7.6%
Broadcom, Inc.	7.5%
Microsoft Corp.	6.6%
Lam Research Corp.	6.1%
Micron Technology, Inc.	5.7%
Alphabet, Inc., Class A	3.8%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	3.7%
Amazon.com, Inc.	2.7%
Applied Materials, Inc.	2.6%

Material Fund Change [Text Block]
C000169173
Shareholder Report [Line Items]
Fund Name	Columbia Global Technology Growth Fund
Class Name	Institutional 3 Class
Trading Symbol	CGTUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Global Technology Growth Fund (the Fund) for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$95	0.80%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the semiconductors and semiconductor equipment, technology hardware storage and peripherals, and IT services industries added to the Fund’s performance relative to the benchmark during the period.

Allocations | An underweight allocation to software greatly contributed. An allocation to IT services also boosted the Fund’s relative performance during the period.

Individual holdings | Positions in Lam Research, a semiconductor fabrication equipment manufacturer; Micron Technology, a memory and storage solutions provider; NVIDIA, a leading designer of GPUs and AI computing platforms; Broadcom, a global semiconductor and infrastructure software solutions provider; and Apple, a consumer technology hardware and services provider, were top contributors during the period.

Top Performance Detractors

Stock selection | Selections in the software and communications equipment industries hurt the Fund’s relative performance during the period.

Allocations | Out-of-benchmark allocations to the entertainment, financial services, and interactive media and services industries, as well as an underweight to the technology hardware storage and peripherals industry, detracted from the Fund’s relative performance during the period.

Individual holdings | Positions in Synopsys, an electronic design automation software provider; Meta Platforms, a social media and digital advertising provider; Intuit, a financial and tax software provider; Microsoft, a global software, cloud, and enterprise technology provider; and Netflix, a streaming entertainment provider, were top detractors from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Global Technology Growth Fund Institutional 3 Class ($82,606)	MSCI ACWI Index (Net) ($32,693)	S&P Global 1200 Information Technology Index (Net) ($89,272)
08/16	$10,000	$10,000	$10,000
09/16	$10,353	$10,061	$10,253
10/16	$10,277	$9,890	$10,203
11/16	$10,317	$9,966	$10,119
12/16	$10,375	$10,181	$10,261
01/17	$11,030	$10,459	$10,760
02/17	$11,514	$10,753	$11,220
03/17	$11,864	$10,884	$11,582
04/17	$12,174	$11,054	$11,910
05/17	$12,865	$11,298	$12,474
06/17	$12,560	$11,349	$12,279
07/17	$13,201	$11,667	$12,836
08/17	$13,596	$11,711	$13,188
09/17	$13,896	$11,937	$13,348
10/17	$14,901	$12,185	$14,348
11/17	$15,000	$12,421	$14,470
12/17	$14,890	$12,622	$14,483
01/18	$16,242	$13,334	$15,550
02/18	$16,107	$12,774	$15,412
03/18	$15,880	$12,500	$14,912
04/18	$15,745	$12,620	$14,897
05/18	$16,781	$12,635	$15,746
06/18	$16,702	$12,567	$15,583
07/18	$17,000	$12,946	$15,844
08/18	$17,915	$13,048	$16,747
09/18	$17,845	$13,104	$16,616
10/18	$15,959	$12,122	$15,201
11/18	$15,921	$12,300	$14,916
12/18	$14,741	$11,433	$13,762
01/19	$16,123	$12,336	$14,768
02/19	$16,994	$12,666	$15,637
03/19	$17,648	$12,825	$16,292
04/19	$18,750	$13,258	$17,298
05/19	$17,181	$12,472	$15,829
06/19	$18,563	$13,289	$17,235
07/19	$19,169	$13,327	$17,654
08/19	$18,716	$13,011	$17,345
09/19	$18,696	$13,285	$17,720
10/19	$19,302	$13,649	$18,458
11/19	$20,276	$13,982	$19,362
12/19	$21,014	$14,474	$20,331
01/20	$21,656	$14,314	$20,896
02/20	$20,501	$13,158	$19,449
03/20	$18,380	$11,382	$17,679
04/20	$20,900	$12,601	$19,962
05/20	$22,652	$13,149	$21,281
06/20	$24,231	$13,569	$22,827
07/20	$25,994	$14,287	$24,281
08/20	$28,160	$15,161	$26,676
09/20	$27,059	$14,672	$25,585
10/20	$26,422	$14,316	$24,313
11/20	$29,808	$16,080	$27,351
12/20	$31,523	$16,827	$29,265
01/21	$31,608	$16,751	$29,214
02/21	$32,590	$17,138	$29,584
03/21	$32,238	$17,596	$29,887
04/21	$33,828	$18,366	$31,453
05/21	$33,446	$18,651	$31,227
06/21	$35,544	$18,897	$33,016
07/21	$36,164	$19,027	$34,060
08/21	$37,246	$19,504	$35,324
09/21	$35,253	$18,698	$33,280
10/21	$37,558	$19,652	$35,531
11/21	$38,167	$19,179	$36,692
12/21	$38,872	$19,946	$37,955
01/22	$35,107	$18,967	$35,023
02/22	$33,669	$18,477	$33,317
03/22	$34,509	$18,877	$34,173
04/22	$29,825	$17,366	$30,307
05/22	$29,620	$17,386	$30,168
06/22	$26,375	$15,921	$27,046
07/22	$29,998	$17,033	$30,481
08/22	$28,197	$16,406	$28,597
09/22	$24,863	$14,835	$25,053
10/22	$26,086	$15,730	$26,937
11/22	$27,830	$16,950	$29,026
12/22	$25,465	$16,283	$26,681
01/23	$28,542	$17,450	$29,429
02/23	$28,352	$16,950	$29,284
03/23	$30,909	$17,473	$32,305
04/23	$30,540	$17,724	$32,199
05/23	$33,666	$17,534	$35,217
06/23	$35,681	$18,552	$37,280
07/23	$37,051	$19,232	$38,105
08/23	$36,493	$18,694	$37,362
09/23	$34,251	$17,921	$34,835
10/23	$33,720	$17,382	$34,718
11/23	$38,054	$18,987	$39,381
12/23	$39,981	$19,899	$41,070
01/24	$41,686	$20,015	$42,518
02/24	$44,719	$20,874	$45,172
03/24	$45,688	$21,530	$46,386
04/24	$43,424	$20,819	$43,786
05/24	$46,363	$21,665	$47,637
06/24	$50,111	$22,147	$52,114
07/24	$48,323	$22,504	$50,956
08/24	$48,760	$23,076	$51,530
09/24	$49,651	$23,612	$52,488
10/24	$49,662	$23,082	$51,892
11/24	$52,148	$23,945	$53,793
12/24	$52,710	$23,379	$54,439
01/25	$53,375	$24,163	$53,557
02/25	$51,123	$24,018	$52,662
03/25	$46,262	$23,069	$48,104
04/25	$47,379	$23,284	$49,021
05/25	$52,654	$24,622	$54,219
06/25	$57,745	$25,728	$59,485
07/25	$60,002	$26,077	$62,031
08/25	$60,376	$26,721	$62,251
09/25	$64,735	$27,689	$67,109
10/25	$68,267	$28,308	$71,973
11/25	$65,936	$28,305	$68,670
12/25	$66,022	$28,601	$69,266
01/26	$67,346	$29,449	$69,920
02/26	$65,717	$29,827	$69,236
03/26	$62,043	$27,685	$64,717
04/26	$73,727	$30,502	$77,170
05/26	$83,948	$32,075	$90,671
06/26	$86,419	$31,818	$89,156
07/26	$78,702	$31,842	$84,448
08/26	$82,606	$32,693	$89,272

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	36.82	17.27	23.51
MSCI ACWI Index (Net)	22.35	10.88	12.58
S&P Global 1200 Information Technology Index (Net)	43.41	20.37	24.47

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 5,398,705,730
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 37,571,623
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$5,398,705,730
Total number of portfolio holdings	101
Management services fees (represents 0.78% of Fund average net assets)	$37,571,623
Portfolio turnover for the reporting period	10%

Holdings [Text Block]

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	37.8%
Technology Hardware, Storage & Peripherals	12.2%
Semiconductor Materials & Equipment	11.8%
Systems Software	10.7%
Application Software	4.1%
Communications Equipment	2.7%
Internet Services & Infrastructure	1.8%
Electronic Components	1.2%
Other	1.4%

Equity Sector Allocation

Table Summary
Information Technology	83.7%
Communication Services	7.3%
Consumer Discretionary	3.6%
Financials	3.6%
Industrials	0.7%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	14.2%
Apple, Inc.	7.6%
Broadcom, Inc.	7.5%
Microsoft Corp.	6.6%
Lam Research Corp.	6.1%
Micron Technology, Inc.	5.7%
Alphabet, Inc., Class A	3.8%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	3.7%
Amazon.com, Inc.	2.7%
Applied Materials, Inc.	2.6%

Material Fund Change [Text Block]
C000253718
Shareholder Report [Line Items]
Fund Name	Columbia Global Technology Growth Fund
Class Name	Class S
Trading Symbol	CGTDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Global Technology Growth Fund (the Fund) for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$107	0.90%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the semiconductors and semiconductor equipment, technology hardware storage and peripherals, and IT services industries added to the Fund’s performance relative to the benchmark during the period.

Allocations | An underweight allocation to software greatly contributed. An allocation to IT services also boosted the Fund’s relative performance during the period.

Individual holdings | Positions in Lam Research, a semiconductor fabrication equipment manufacturer; Micron Technology, a memory and storage solutions provider; NVIDIA, a leading designer of GPUs and AI computing platforms; Broadcom, a global semiconductor and infrastructure software solutions provider; and Apple, a consumer technology hardware and services provider, were top contributors during the period.

Top Performance Detractors

Stock selection | Selections in the software and communications equipment industries hurt the Fund’s relative performance during the period.

Allocations | Out-of-benchmark allocations to the entertainment, financial services, and interactive media and services industries, as well as an underweight to the technology hardware storage and peripherals industry, detracted from the Fund’s relative performance during the period.

Individual holdings | Positions in Synopsys, an electronic design automation software provider; Meta Platforms, a social media and digital advertising provider; Intuit, a financial and tax software provider; Microsoft, a global software, cloud, and enterprise technology provider; and Netflix, a streaming entertainment provider, were top detractors from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Global Technology Growth Fund Class S ($81,680)	MSCI ACWI Index (Net) ($32,693)	S&P Global 1200 Information Technology Index (Net) ($89,272)
08/16	$10,000	$10,000	$10,000
09/16	$10,351	$10,343	$10,253
10/16	$10,273	$9,890	$10,203
11/16	$10,310	$9,966	$10,119
12/16	$10,369	$10,181	$10,261
01/17	$11,023	$10,459	$10,760
02/17	$11,503	$10,753	$11,220
03/17	$11,855	$10,884	$11,582
04/17	$12,162	$11,054	$11,910
05/17	$12,852	$11,298	$12,474
06/17	$12,541	$11,349	$12,279
07/17	$13,182	$11,667	$12,836
08/17	$13,575	$11,711	$13,188
09/17	$13,872	$11,937	$13,348
10/17	$14,879	$12,185	$14,348
11/17	$14,970	$12,421	$14,470
12/17	$14,861	$12,622	$14,483
01/18	$16,207	$13,334	$15,550
02/18	$16,074	$12,774	$15,412
03/18	$15,842	$12,500	$14,912
04/18	$15,709	$12,620	$14,897
05/18	$16,737	$12,635	$15,746
06/18	$16,662	$12,567	$15,583
07/18	$16,955	$12,946	$15,844
08/18	$17,870	$13,048	$16,747
09/18	$17,794	$13,104	$16,616
10/18	$15,913	$12,122	$15,201
11/18	$15,870	$12,300	$14,916
12/18	$14,695	$11,433	$13,762
01/19	$16,074	$12,336	$14,768
02/19	$16,936	$12,666	$15,637
03/19	$17,588	$12,825	$16,292
04/19	$18,687	$13,258	$17,298
05/19	$17,117	$12,472	$15,829
06/19	$18,491	$13,289	$17,235
07/19	$19,098	$13,327	$17,654
08/19	$18,642	$13,011	$17,345
09/19	$18,622	$13,285	$17,720
10/19	$19,218	$13,649	$18,458
11/19	$20,191	$13,982	$19,362
12/19	$20,924	$14,474	$20,331
01/20	$21,559	$14,314	$20,896
02/20	$20,406	$13,158	$19,449
03/20	$18,294	$11,382	$17,679
04/20	$20,802	$12,601	$19,962
05/20	$22,544	$13,149	$21,281
06/20	$24,113	$13,569	$22,827
07/20	$25,864	$14,287	$24,281
08/20	$28,017	$15,161	$26,676
09/20	$26,920	$14,672	$25,585
10/20	$26,281	$14,316	$24,313
11/20	$29,647	$16,080	$27,351
12/20	$31,347	$16,827	$29,265
01/21	$31,434	$16,751	$29,214
02/21	$32,403	$17,138	$29,584
03/21	$32,049	$17,596	$29,887
04/21	$33,634	$18,366	$31,453
05/21	$33,250	$18,651	$31,227
06/21	$35,332	$18,897	$33,016
07/21	$35,942	$19,027	$34,060
08/21	$37,014	$19,504	$35,324
09/21	$35,034	$18,698	$33,280
10/21	$37,322	$19,652	$35,531
11/21	$37,922	$19,179	$36,692
12/21	$38,618	$19,946	$37,955
01/22	$34,872	$18,967	$35,023
02/22	$33,443	$18,477	$33,317
03/22	$34,278	$18,877	$34,173
04/22	$29,623	$17,366	$30,307
05/22	$29,414	$17,386	$30,168
06/22	$26,193	$15,921	$27,046
07/22	$29,783	$17,033	$30,481
08/22	$27,991	$16,406	$28,597
09/22	$24,684	$14,835	$25,053
10/22	$25,898	$15,730	$26,937
11/22	$27,621	$16,950	$29,026
12/22	$25,276	$16,283	$26,681
01/23	$28,325	$17,450	$29,429
02/23	$28,138	$16,950	$29,284
03/23	$30,668	$17,473	$32,305
04/23	$30,303	$17,724	$32,199
05/23	$33,397	$17,534	$35,217
06/23	$35,392	$18,552	$37,280
07/23	$36,745	$19,232	$38,105
08/23	$36,193	$18,694	$37,362
09/23	$33,966	$17,921	$34,835
10/23	$33,436	$17,382	$34,718
11/23	$37,728	$18,987	$39,381
12/23	$39,639	$19,899	$41,070
01/24	$41,323	$20,015	$42,518
02/24	$44,328	$20,874	$45,172
03/24	$45,283	$21,530	$46,386
04/24	$43,035	$20,819	$43,786
05/24	$45,949	$21,665	$47,637
06/24	$49,655	$22,147	$52,114
07/24	$47,881	$22,504	$50,956
08/24	$48,305	$23,076	$51,530
09/24	$49,186	$23,612	$52,488
10/24	$49,192	$23,082	$51,892
11/24	$51,655	$23,945	$53,793
12/24	$52,206	$23,379	$54,439
01/25	$52,862	$24,163	$53,557
02/25	$50,626	$24,018	$52,662
03/25	$45,806	$23,069	$48,104
04/25	$46,912	$23,284	$49,021
05/25	$52,132	$24,622	$54,219
06/25	$57,169	$25,728	$59,485
07/25	$59,394	$26,077	$62,031
08/25	$59,759	$26,721	$62,251
09/25	$64,065	$27,689	$67,109
10/25	$67,556	$28,308	$71,973
11/25	$65,246	$28,305	$68,670
12/25	$65,328	$28,601	$69,266
01/26	$66,634	$29,449	$69,920
02/26	$65,016	$29,827	$69,236
03/26	$61,373	$27,685	$64,717
04/26	$72,924	$30,502	$77,170
05/26	$83,028	$32,075	$90,671
06/26	$85,464	$31,818	$89,156
07/26	$77,826	$31,842	$84,448
08/26	$81,680	$32,693	$89,272

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class SFootnote Reference(a)	36.68	17.15	23.37
MSCI ACWI Index (Net)	22.35	10.88	12.58
S&P Global 1200 Information Technology Index (Net)	43.41	20.37	24.47

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 5,398,705,730
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 37,571,623
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$5,398,705,730
Total number of portfolio holdings	101
Management services fees (represents 0.78% of Fund average net assets)	$37,571,623
Portfolio turnover for the reporting period	10%

Holdings [Text Block]

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	37.8%
Technology Hardware, Storage & Peripherals	12.2%
Semiconductor Materials & Equipment	11.8%
Systems Software	10.7%
Application Software	4.1%
Communications Equipment	2.7%
Internet Services & Infrastructure	1.8%
Electronic Components	1.2%
Other	1.4%

Equity Sector Allocation

Table Summary
Information Technology	83.7%
Communication Services	7.3%
Consumer Discretionary	3.6%
Financials	3.6%
Industrials	0.7%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	14.2%
Apple, Inc.	7.6%
Broadcom, Inc.	7.5%
Microsoft Corp.	6.6%
Lam Research Corp.	6.1%
Micron Technology, Inc.	5.7%
Alphabet, Inc., Class A	3.8%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	3.7%
Amazon.com, Inc.	2.7%
Applied Materials, Inc.	2.6%

Material Fund Change [Text Block]
C000032843
Shareholder Report [Line Items]
Fund Name	Columbia Greater China Fund
Class Name	Class A
Trading Symbol	NGCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Greater China Fund (the Fund) for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$140	1.47%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.47%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the information technology sector boosted the Fund’s performance relative to the benchmark during the period, followed to a lesser extent by selections in the industrials, energy and real estate sectors.

Allocations | Larger allocations to the industrials and information technology sectors and a smaller allocation to the consumer discretionary sector buoyed the Fund’s relative performance during the period.

Individual holdings | Positions in Unimicron Technology Corp., a Taiwanese manufacturer of circuit boards; Taiwan Semiconductor Manufacturing Company, the world's largest dedicated semiconductor foundry; Sieyuan Electric Co., a China-based manufacturer of power transmission and electrical grid equipment; Jentech Precision Industrial, a Taiwanese technology hardware company that provides precision components and thermal management solutions for semiconductors, AI servers, data centers and other electronics applications; and ASPEED Technology, Inc., a Taiwanese semiconductor devices company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the consumer staples, materials, financials, consumer discretionary and communication services sectors hurt the Fund’s performance relative to the benchmark during the period.

Allocations | Smaller weightings in the financials, energy and materials sectors and a larger allocation to the communication services sector detracted from the Fund’s relative performance.

Individual holdings | Fund positions in Trip.com, a provider of travel-related services; Eastroc Beverage Group, an energy drink company; Futu Holdings, a Hong Kong–based digital brokerage platform; Giant Biogene, biotechnology and consumer health company focused on recombinant collagen products used in skincare, medical aesthetics and wound-care applications; and Zijin Gold International, a precious-metals mining company that provides exposure to gold prices through a diversified portfolio of mining operations, were top detractors from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Greater China Fund Class A (including sales charges) ($11,995)	MSCI China Index (Net) ($14,948)	Hang Seng Index ($11,011)
08/16	$9,424	$10,000	$10,000
09/16	$9,799	$10,253	$10,140
10/16	$9,395	$10,054	$9,984
11/16	$9,135	$9,934	$9,919
12/16	$8,680	$9,527	$9,580
01/17	$9,266	$10,174	$10,164
02/17	$9,481	$10,534	$10,325
03/17	$9,829	$10,759	$10,474
04/17	$10,153	$11,046	$10,684
05/17	$10,696	$11,629	$11,117
06/17	$10,964	$11,896	$11,142
07/17	$11,748	$12,953	$11,811
08/17	$12,228	$13,500	$12,065
09/17	$12,463	$13,640	$11,909
10/17	$13,001	$14,182	$12,222
11/17	$13,448	$14,403	$12,612
12/17	$13,945	$14,679	$12,921
01/18	$15,467	$16,512	$14,195
02/18	$14,532	$15,454	$13,307
03/18	$14,395	$14,946	$12,945
04/18	$14,019	$14,942	$13,252
05/18	$14,663	$15,217	$13,113
06/18	$14,065	$14,422	$12,460
07/18	$13,615	$14,063	$12,297
08/18	$12,889	$13,529	$11,996
09/18	$12,644	$13,340	$11,989
10/18	$10,890	$11,810	$10,758
11/18	$11,782	$12,675	$11,435
12/18	$11,143	$11,908	$11,145
01/19	$12,460	$13,225	$12,022
02/19	$12,820	$13,681	$12,315
03/19	$13,406	$14,015	$12,494
04/19	$13,899	$14,327	$12,780
05/19	$12,321	$12,452	$11,583
06/19	$13,432	$13,452	$12,334
07/19	$13,391	$13,379	$11,980
08/19	$13,055	$12,819	$11,084
09/19	$12,924	$12,816	$11,237
10/19	$13,371	$13,333	$11,590
11/19	$13,742	$13,571	$11,363
12/19	$14,775	$14,701	$12,214
01/20	$14,165	$13,995	$11,440
02/20	$14,639	$14,131	$11,320
03/20	$13,602	$13,200	$10,281
04/20	$14,545	$14,033	$10,732
05/20	$15,181	$13,964	$10,001
06/20	$16,696	$15,218	$10,640
07/20	$18,496	$16,655	$10,714
08/20	$19,982	$17,600	$10,967
09/20	$19,893	$17,119	$10,219
10/20	$20,721	$18,025	$10,495
11/20	$20,748	$18,525	$11,471
12/20	$21,520	$19,037	$11,857
01/21	$23,225	$20,439	$12,315
02/21	$22,948	$20,227	$12,612
03/21	$22,044	$18,956	$12,323
04/21	$22,463	$19,219	$12,486
05/21	$22,260	$19,367	$12,681
06/21	$22,436	$19,386	$12,532
07/21	$18,568	$16,702	$11,278
08/21	$18,330	$16,703	$11,234
09/21	$17,547	$15,864	$10,658
10/21	$17,874	$16,365	$11,014
11/21	$16,702	$15,387	$10,166
12/21	$16,054	$14,903	$10,132
01/22	$15,644	$14,463	$10,306
02/22	$14,620	$13,899	$9,814
03/22	$12,828	$12,788	$9,483
04/22	$12,260	$12,265	$9,074
05/22	$12,368	$12,410	$9,215
06/22	$13,405	$13,224	$9,405
07/22	$12,054	$11,968	$8,669
08/22	$12,032	$11,995	$8,583
09/22	$10,163	$10,249	$7,407
10/22	$8,214	$8,526	$6,317
11/22	$10,980	$11,059	$8,044
12/22	$11,474	$11,634	$8,557
01/23	$12,871	$13,005	$9,407
02/23	$11,366	$11,656	$8,510
03/23	$11,622	$12,182	$8,774
04/23	$10,783	$11,554	$8,556
05/23	$9,697	$10,580	$7,864
06/23	$10,175	$10,999	$8,149
07/23	$11,270	$12,183	$8,692
08/23	$10,209	$11,092	$7,914
09/23	$9,756	$10,786	$7,677
10/23	$9,330	$10,327	$7,383
11/23	$9,614	$10,587	$7,367
12/23	$9,305	$10,332	$7,370
01/24	$8,307	$9,235	$6,688
02/24	$8,834	$10,010	$7,120
03/24	$9,014	$10,105	$7,135
04/24	$9,510	$10,771	$7,667
05/24	$9,829	$11,030	$7,802
06/24	$9,529	$10,821	$7,662
07/24	$9,215	$10,678	$7,496
08/24	$9,197	$10,785	$7,786
09/24	$10,970	$13,363	$9,186
10/24	$10,589	$12,573	$8,823
11/24	$10,146	$12,015	$8,427
12/24	$10,425	$12,338	$8,718
01/25	$10,672	$12,452	$8,763
02/25	$11,632	$13,916	$9,960
03/25	$11,801	$14,192	$10,032
04/25	$11,211	$13,586	$9,630
05/25	$11,519	$13,958	$10,027
06/25	$12,045	$14,477	$10,353
07/25	$12,321	$15,172	$10,654
08/25	$13,168	$15,921	$10,860
09/25	$14,516	$17,473	$11,653
10/25	$13,889	$16,807	$11,253
11/25	$13,434	$16,387	$11,213
12/25	$13,260	$16,184	$11,117
01/26	$13,786	$16,944	$11,839
02/26	$13,180	$15,967	$11,494
03/26	$12,302	$14,738	$10,674
04/26	$13,100	$15,273	$11,109
05/26	$12,474	$14,810	$10,848
06/26	$11,539	$13,761	$9,850
07/26	$11,915	$14,999	$11,144
08/26	$11,995	$14,948	$11,011

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	(8.90)	(8.13)	2.44
Class A (including sales charges)	(14.14)	(9.21)	1.84
MSCI China Index (Net)	(6.11)	(2.20)	4.10
Hang Seng Index	1.39	(0.40)	0.97

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 42,032,494
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 458,015
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$42,032,494
Total number of portfolio holdings	59
Management services fees (represents 0.95% of Fund average net assets)	$458,015
Portfolio turnover for the reporting period	55%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	21.5%
Consumer Discretionary	19.2%
Communication Services	15.4%
Financials	13.6%
Industrials	11.6%
Health Care	6.4%
Materials	6.1%
Real Estate	2.8%
Energy	2.6%

Asset Categories

Table Summary
Common Stocks	99.2%
Money Market Funds	1.1%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Tencent Holdings Ltd.	12.3%
Alibaba Group Holding Ltd.	12.3%
China Construction Bank Corp., Class H	7.0%
Contemporary Amperex Technology Co., Ltd., Class A	4.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.9%
Ping An Insurance Group Co. of China Ltd., Class H	3.8%
Zijin Mining Group Co., Ltd., Class H	3.5%
Unimicron Technology Corp.	2.8%
NetEase, Inc.	2.7%
China Merchants Bank Co., Ltd., Class H	2.5%

Material Fund Change [Text Block]
C000032846
Shareholder Report [Line Items]
Fund Name	Columbia Greater China Fund
Class Name	Institutional Class
Trading Symbol	LNGZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Greater China Fund (the Fund) for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$117	1.22%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the information technology sector boosted the Fund’s performance relative to the benchmark during the period, followed to a lesser extent by selections in the industrials, energy and real estate sectors.

Allocations | Larger allocations to the industrials and information technology sectors and a smaller allocation to the consumer discretionary sector buoyed the Fund’s relative performance during the period.

Individual holdings | Positions in Unimicron Technology Corp., a Taiwanese manufacturer of circuit boards; Taiwan Semiconductor Manufacturing Company, the world's largest dedicated semiconductor foundry; Sieyuan Electric Co., a China-based manufacturer of power transmission and electrical grid equipment; Jentech Precision Industrial, a Taiwanese technology hardware company that provides precision components and thermal management solutions for semiconductors, AI servers, data centers and other electronics applications; and ASPEED Technology, Inc., a Taiwanese semiconductor devices company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the consumer staples, materials, financials, consumer discretionary and communication services sectors hurt the Fund’s performance relative to the benchmark during the period.

Allocations | Smaller weightings in the financials, energy and materials sectors and a larger allocation to the communication services sector detracted from the Fund’s relative performance.

Individual holdings | Fund positions in Trip.com, a provider of travel-related services; Eastroc Beverage Group, an energy drink company; Futu Holdings, a Hong Kong–based digital brokerage platform; Giant Biogene, biotechnology and consumer health company focused on recombinant collagen products used in skincare, medical aesthetics and wound-care applications; and Zijin Gold International, a precious-metals mining company that provides exposure to gold prices through a diversified portfolio of mining operations, were top detractors from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Greater China Fund Institutional Class ($13,036)	MSCI China Index (Net) ($14,948)	Hang Seng Index ($11,011)
08/16	$10,000	$10,000	$10,000
09/16	$10,399	$10,253	$10,140
10/16	$9,974	$10,054	$9,984
11/16	$9,698	$9,934	$9,919
12/16	$9,219	$9,527	$9,580
01/17	$9,842	$10,174	$10,164
02/17	$10,071	$10,534	$10,325
03/17	$10,444	$10,759	$10,474
04/17	$10,791	$11,046	$10,684
05/17	$11,369	$11,629	$11,117
06/17	$11,658	$11,896	$11,142
07/17	$12,494	$12,953	$11,811
08/17	$13,007	$13,500	$12,065
09/17	$13,259	$13,640	$11,909
10/17	$13,837	$14,182	$12,222
11/17	$14,315	$14,403	$12,612
12/17	$14,849	$14,679	$12,921
01/18	$16,472	$16,512	$14,195
02/18	$15,478	$15,454	$13,307
03/18	$15,336	$14,946	$12,945
04/18	$14,937	$14,942	$13,252
05/18	$15,628	$15,217	$13,113
06/18	$14,993	$14,422	$12,460
07/18	$14,516	$14,063	$12,297
08/18	$13,745	$13,529	$11,996
09/18	$13,488	$13,340	$11,989
10/18	$11,617	$11,810	$10,758
11/18	$12,574	$12,675	$11,435
12/18	$11,893	$11,908	$11,145
01/19	$13,302	$13,225	$12,022
02/19	$13,687	$13,681	$12,315
03/19	$14,317	$14,015	$12,494
04/19	$14,847	$14,327	$12,780
05/19	$13,163	$12,452	$11,583
06/19	$14,354	$13,452	$12,334
07/19	$14,314	$13,379	$11,980
08/19	$13,957	$12,819	$11,084
09/19	$13,821	$12,816	$11,237
10/19	$14,300	$13,333	$11,590
11/19	$14,702	$13,571	$11,363
12/19	$15,810	$14,701	$12,214
01/20	$15,161	$13,995	$11,440
02/20	$15,670	$14,131	$11,320
03/20	$14,562	$13,200	$10,281
04/20	$15,575	$14,033	$10,732
05/20	$16,262	$13,964	$10,001
06/20	$17,887	$15,218	$10,640
07/20	$19,822	$16,655	$10,714
08/20	$21,415	$17,600	$10,967
09/20	$21,326	$17,119	$10,219
10/20	$22,217	$18,025	$10,495
11/20	$22,252	$18,525	$11,471
12/20	$23,082	$19,037	$11,857
01/21	$24,917	$20,439	$12,315
02/21	$24,626	$20,227	$12,612
03/21	$23,659	$18,956	$12,323
04/21	$24,115	$19,219	$12,486
05/21	$23,902	$19,367	$12,681
06/21	$24,091	$19,386	$12,532
07/21	$19,944	$16,702	$11,278
08/21	$19,695	$16,703	$11,234
09/21	$18,854	$15,864	$10,658
10/21	$19,212	$16,365	$11,014
11/21	$17,954	$15,387	$10,166
12/21	$17,263	$14,903	$10,132
01/22	$16,828	$14,463	$10,306
02/22	$15,726	$13,899	$9,814
03/22	$13,801	$12,788	$9,483
04/22	$13,194	$12,265	$9,074
05/22	$13,314	$12,410	$9,215
06/22	$14,431	$13,224	$9,405
07/22	$12,978	$11,968	$8,669
08/22	$12,960	$11,995	$8,583
09/22	$10,948	$10,249	$7,407
10/22	$8,840	$8,526	$6,317
11/22	$11,822	$11,059	$8,044
12/22	$12,356	$11,634	$8,557
01/23	$13,864	$13,005	$9,407
02/23	$12,245	$11,656	$8,510
03/23	$12,522	$12,182	$8,774
04/23	$11,624	$11,554	$8,556
05/23	$10,453	$10,580	$7,864
06/23	$10,972	$10,999	$8,149
07/23	$12,155	$12,183	$8,692
08/23	$11,014	$11,092	$7,914
09/23	$10,525	$10,786	$7,677
10/23	$10,071	$10,327	$7,383
11/23	$10,378	$10,587	$7,367
12/23	$10,045	$10,332	$7,370
01/24	$8,969	$9,235	$6,688
02/24	$9,540	$10,010	$7,120
03/24	$9,737	$10,105	$7,135
04/24	$10,275	$10,771	$7,667
05/24	$10,623	$11,030	$7,802
06/24	$10,299	$10,821	$7,662
07/24	$9,964	$10,678	$7,496
08/24	$9,946	$10,785	$7,786
09/24	$11,865	$13,363	$9,186
10/24	$11,454	$12,573	$8,823
11/24	$10,979	$12,015	$8,427
12/24	$11,282	$12,338	$8,718
01/25	$11,551	$12,452	$8,763
02/25	$12,592	$13,916	$9,960
03/25	$12,778	$14,192	$10,032
04/25	$12,145	$13,586	$9,630
05/25	$12,478	$13,958	$10,027
06/25	$13,051	$14,477	$10,353
07/25	$13,357	$15,172	$10,654
08/25	$14,275	$15,921	$10,860
09/25	$15,740	$17,473	$11,653
10/25	$15,064	$16,807	$11,253
11/25	$14,571	$16,387	$11,213
12/25	$14,386	$16,184	$11,117
01/26	$14,963	$16,944	$11,839
02/26	$14,305	$15,967	$11,494
03/26	$13,354	$14,738	$10,674
04/26	$14,224	$15,273	$11,109
05/26	$13,548	$14,810	$10,848
06/26	$12,535	$13,761	$9,850
07/26	$12,946	$14,999	$11,144
08/26	$13,036	$14,948	$11,011

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	(8.67)	(7.92)	2.69
MSCI China Index (Net)	(6.11)	(2.20)	4.10
Hang Seng Index	1.39	(0.40)	0.97

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 42,032,494
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 458,015
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$42,032,494
Total number of portfolio holdings	59
Management services fees (represents 0.95% of Fund average net assets)	$458,015
Portfolio turnover for the reporting period	55%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	21.5%
Consumer Discretionary	19.2%
Communication Services	15.4%
Financials	13.6%
Industrials	11.6%
Health Care	6.4%
Materials	6.1%
Real Estate	2.8%
Energy	2.6%

Asset Categories

Table Summary
Common Stocks	99.2%
Money Market Funds	1.1%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Tencent Holdings Ltd.	12.3%
Alibaba Group Holding Ltd.	12.3%
China Construction Bank Corp., Class H	7.0%
Contemporary Amperex Technology Co., Ltd., Class A	4.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.9%
Ping An Insurance Group Co. of China Ltd., Class H	3.8%
Zijin Mining Group Co., Ltd., Class H	3.5%
Unimicron Technology Corp.	2.8%
NetEase, Inc.	2.7%
China Merchants Bank Co., Ltd., Class H	2.5%

Material Fund Change [Text Block]
C000179749
Shareholder Report [Line Items]
Fund Name	Columbia Greater China Fund
Class Name	Institutional 3 Class
Trading Symbol	CGCYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Greater China Fund (the Fund) for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$104	1.09%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the information technology sector boosted the Fund’s performance relative to the benchmark during the period, followed to a lesser extent by selections in the industrials, energy and real estate sectors.

Allocations | Larger allocations to the industrials and information technology sectors and a smaller allocation to the consumer discretionary sector buoyed the Fund’s relative performance during the period.

Individual holdings | Positions in Unimicron Technology Corp., a Taiwanese manufacturer of circuit boards; Taiwan Semiconductor Manufacturing Company, the world's largest dedicated semiconductor foundry; Sieyuan Electric Co., a China-based manufacturer of power transmission and electrical grid equipment; Jentech Precision Industrial, a Taiwanese technology hardware company that provides precision components and thermal management solutions for semiconductors, AI servers, data centers and other electronics applications; and ASPEED Technology, Inc., a Taiwanese semiconductor devices company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the consumer staples, materials, financials, consumer discretionary and communication services sectors hurt the Fund’s performance relative to the benchmark during the period.

Allocations | Smaller weightings in the financials, energy and materials sectors and a larger allocation to the communication services sector detracted from the Fund’s relative performance.

Individual holdings | Fund positions in Trip.com, a provider of travel-related services; Eastroc Beverage Group, an energy drink company; Futu Holdings, a Hong Kong–based digital brokerage platform; Giant Biogene, biotechnology and consumer health company focused on recombinant collagen products used in skincare, medical aesthetics and wound-care applications; and Zijin Gold International, a precious-metals mining company that provides exposure to gold prices through a diversified portfolio of mining operations, were top detractors from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Greater China Fund Institutional 3 Class ($13,202)	MSCI China Index (Net) ($14,948)	Hang Seng Index ($11,011)
08/16	$10,000	$10,000	$10,000
09/16	$10,398	$10,253	$10,140
10/16	$9,969	$10,054	$9,984
11/16	$9,693	$9,934	$9,919
12/16	$9,210	$9,527	$9,580
01/17	$9,832	$10,174	$10,164
02/17	$10,060	$10,534	$10,325
03/17	$10,431	$10,759	$10,474
04/17	$10,782	$11,046	$10,684
05/17	$11,360	$11,629	$11,117
06/17	$11,648	$11,896	$11,142
07/17	$12,485	$12,953	$11,811
08/17	$12,999	$13,500	$12,065
09/17	$13,253	$13,640	$11,909
10/17	$13,831	$14,182	$12,222
11/17	$14,311	$14,403	$12,612
12/17	$14,846	$14,679	$12,921
01/18	$16,470	$16,512	$14,195
02/18	$15,476	$15,454	$13,307
03/18	$15,336	$14,946	$12,945
04/18	$14,940	$14,942	$13,252
05/18	$15,633	$15,217	$13,113
06/18	$15,000	$14,422	$12,460
07/18	$14,526	$14,063	$12,297
08/18	$13,756	$13,529	$11,996
09/18	$13,500	$13,340	$11,989
10/18	$11,631	$11,810	$10,758
11/18	$12,587	$12,675	$11,435
12/18	$11,908	$11,908	$11,145
01/19	$13,319	$13,225	$12,022
02/19	$13,706	$13,681	$12,315
03/19	$14,339	$14,015	$12,494
04/19	$14,872	$14,327	$12,780
05/19	$13,185	$12,452	$11,583
06/19	$14,382	$13,452	$12,334
07/19	$14,342	$13,379	$11,980
08/19	$13,988	$12,819	$11,084
09/19	$13,849	$12,816	$11,237
10/19	$14,333	$13,333	$11,590
11/19	$14,735	$13,571	$11,363
12/19	$15,849	$14,701	$12,214
01/20	$15,199	$13,995	$11,440
02/20	$15,710	$14,131	$11,320
03/20	$14,603	$13,200	$10,281
04/20	$15,621	$14,033	$10,732
05/20	$16,309	$13,964	$10,001
06/20	$17,942	$15,218	$10,640
07/20	$19,885	$16,655	$10,714
08/20	$21,487	$17,600	$10,967
09/20	$21,397	$17,119	$10,219
10/20	$22,296	$18,025	$10,495
11/20	$22,331	$18,525	$11,471
12/20	$23,167	$19,037	$11,857
01/21	$25,010	$20,439	$12,315
02/21	$24,720	$20,227	$12,612
03/21	$23,753	$18,956	$12,323
04/21	$24,215	$19,219	$12,486
05/21	$24,001	$19,367	$12,681
06/21	$24,197	$19,386	$12,532
07/21	$20,030	$16,702	$11,278
08/21	$19,782	$16,703	$11,234
09/21	$18,942	$15,864	$10,658
10/21	$19,301	$16,365	$11,014
11/21	$18,041	$15,387	$10,166
12/21	$17,346	$14,903	$10,132
01/22	$16,911	$14,463	$10,306
02/22	$15,808	$13,899	$9,814
03/22	$13,874	$12,788	$9,483
04/22	$13,263	$12,265	$9,074
05/22	$13,387	$12,410	$9,215
06/22	$14,515	$13,224	$9,405
07/22	$13,055	$11,968	$8,669
08/22	$13,037	$11,995	$8,583
09/22	$11,012	$10,249	$7,407
10/22	$8,906	$8,526	$6,317
11/22	$11,910	$11,059	$8,044
12/22	$12,448	$11,634	$8,557
01/23	$13,968	$13,005	$9,407
02/23	$12,339	$11,656	$8,510
03/23	$12,620	$12,182	$8,774
04/23	$11,713	$11,554	$8,556
05/23	$10,535	$10,580	$7,864
06/23	$11,060	$10,999	$8,149
07/23	$12,254	$12,183	$8,692
08/23	$11,106	$11,092	$7,914
09/23	$10,613	$10,786	$7,677
10/23	$10,157	$10,327	$7,383
11/23	$10,468	$10,587	$7,367
12/23	$10,134	$10,332	$7,370
01/24	$9,050	$9,235	$6,688
02/24	$9,625	$10,010	$7,120
03/24	$9,826	$10,105	$7,135
04/24	$10,372	$10,771	$7,667
05/24	$10,722	$11,030	$7,802
06/24	$10,399	$10,821	$7,662
07/24	$10,061	$10,678	$7,496
08/24	$10,046	$10,785	$7,786
09/24	$11,983	$13,363	$9,186
10/24	$11,572	$12,573	$8,823
11/24	$11,090	$12,015	$8,427
12/24	$11,401	$12,338	$8,718
01/25	$11,673	$12,452	$8,763
02/25	$12,726	$13,916	$9,960
03/25	$12,917	$14,192	$10,032
04/25	$12,278	$13,586	$9,630
05/25	$12,614	$13,958	$10,027
06/25	$13,195	$14,477	$10,353
07/25	$13,504	$15,172	$10,654
08/25	$14,433	$15,921	$10,860
09/25	$15,921	$17,473	$11,653
10/25	$15,236	$16,807	$11,253
11/25	$14,742	$16,387	$11,213
12/25	$14,556	$16,184	$11,117
01/26	$15,139	$16,944	$11,839
02/26	$14,475	$15,967	$11,494
03/26	$13,514	$14,738	$10,674
04/26	$14,396	$15,273	$11,109
05/26	$13,713	$14,810	$10,848
06/26	$12,689	$13,761	$9,850
07/26	$13,108	$14,999	$11,144
08/26	$13,202	$14,948	$11,011

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 ClassFootnote Reference(a)	(8.52)	(7.77)	2.82
MSCI China Index (Net)	(6.11)	(2.20)	4.10
Hang Seng Index	1.39	(0.40)	0.97

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 42,032,494
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 458,015
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$42,032,494
Total number of portfolio holdings	59
Management services fees (represents 0.95% of Fund average net assets)	$458,015
Portfolio turnover for the reporting period	55%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	21.5%
Consumer Discretionary	19.2%
Communication Services	15.4%
Financials	13.6%
Industrials	11.6%
Health Care	6.4%
Materials	6.1%
Real Estate	2.8%
Energy	2.6%

Asset Categories

Table Summary
Common Stocks	99.2%
Money Market Funds	1.1%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Tencent Holdings Ltd.	12.3%
Alibaba Group Holding Ltd.	12.3%
China Construction Bank Corp., Class H	7.0%
Contemporary Amperex Technology Co., Ltd., Class A	4.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.9%
Ping An Insurance Group Co. of China Ltd., Class H	3.8%
Zijin Mining Group Co., Ltd., Class H	3.5%
Unimicron Technology Corp.	2.8%
NetEase, Inc.	2.7%
China Merchants Bank Co., Ltd., Class H	2.5%

Material Fund Change [Text Block]
C000032872
Shareholder Report [Line Items]
Fund Name	Columbia International Dividend Income Fund
Class Name	Class A
Trading Symbol	CSVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia International Dividend Income Fund (the Fund) for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$136	1.18%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the information technology and health care sectors boosted the Fund’s performance relative to the benchmark during the annual period.

Allocation | An underweight allocation to the consumer discretionary sector contributed to relative performance.

Individual holdings | Positions in Samsung Electronics, an electronics company, Tokyo Electron, a semiconductor company, and Anglo American, a mining company, were among the top contributors to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the materials and consumer staples sectors hurt the Fund’s performance relative to the benchmark during the period.

Allocation | An overweight allocation to the communication services sector detracted from relative performance.

Individual holdings | Positions in PT Bank Rakyat Indonesia, a financial services company, BT Group, a communication services company, and Deutsche Telekom, a telecommunications company, were among the top detractors from relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia International Dividend Income Fund Class A (including sales charges) ($23,288)	MSCI ACWI ex USA Index (Net) ($25,109)	MSCI ACWI ex USA Value Index (Net) ($26,711)
08/16	$9,425	$10,000	$10,000
09/16	$9,471	$10,123	$10,091
10/16	$9,226	$9,978	$10,146
11/16	$9,226	$9,747	$10,060
12/16	$9,409	$9,996	$10,423
01/17	$9,629	$10,350	$10,745
02/17	$9,849	$10,515	$10,874
03/17	$10,021	$10,782	$11,118
04/17	$10,124	$11,013	$11,275
05/17	$10,339	$11,370	$11,509
06/17	$10,413	$11,405	$11,572
07/17	$10,476	$11,826	$12,025
08/17	$10,413	$11,888	$12,030
09/17	$10,765	$12,108	$12,266
10/17	$10,777	$12,336	$12,431
11/17	$11,035	$12,436	$12,495
12/17	$11,275	$12,714	$12,784
01/18	$11,733	$13,423	$13,543
02/18	$11,124	$12,790	$12,872
03/18	$10,887	$12,564	$12,593
04/18	$10,963	$12,765	$12,903
05/18	$10,858	$12,470	$12,378
06/18	$10,771	$12,236	$12,109
07/18	$11,153	$12,528	$12,484
08/18	$11,059	$12,266	$12,098
09/18	$11,014	$12,322	$12,317
10/18	$10,416	$11,320	$11,471
11/18	$10,546	$11,427	$11,514
12/18	$9,790	$10,910	$10,998
01/19	$10,509	$11,734	$11,824
02/19	$10,783	$11,963	$11,968
03/19	$10,920	$12,034	$11,914
04/19	$11,282	$12,352	$12,166
05/19	$10,773	$11,689	$11,483
06/19	$11,406	$12,393	$12,100
07/19	$11,276	$12,243	$11,826
08/19	$11,042	$11,865	$11,297
09/19	$11,359	$12,170	$11,762
10/19	$11,584	$12,595	$12,153
11/19	$11,714	$12,706	$12,177
12/19	$12,152	$13,256	$12,727
01/20	$11,805	$12,900	$12,162
02/20	$10,842	$11,881	$11,124
03/20	$9,440	$10,160	$9,093
04/20	$10,184	$10,930	$9,671
05/20	$10,477	$11,288	$9,863
06/20	$10,540	$11,798	$10,254
07/20	$11,020	$12,324	$10,470
08/20	$11,334	$12,852	$10,940
09/20	$11,054	$12,536	$10,487
10/20	$10,567	$12,266	$10,216
11/20	$12,067	$13,916	$11,964
12/20	$12,836	$14,668	$12,628
01/21	$12,607	$14,700	$12,607
02/21	$13,039	$14,991	$13,153
03/21	$13,518	$15,181	$13,520
04/21	$13,892	$15,628	$13,823
05/21	$14,423	$16,117	$14,348
06/21	$14,131	$16,012	$14,105
07/21	$14,078	$15,748	$13,854
08/21	$14,256	$16,048	$14,065
09/21	$13,647	$15,534	$13,778
10/21	$14,139	$15,905	$14,005
11/21	$13,706	$15,188	$13,244
12/21	$14,568	$15,816	$13,949
01/22	$14,397	$15,233	$14,073
02/22	$13,725	$14,932	$13,903
03/22	$13,607	$14,956	$13,967
04/22	$12,833	$14,016	$13,243
05/22	$13,212	$14,117	$13,530
06/22	$12,019	$12,903	$12,304
07/22	$12,422	$13,344	$12,468
08/22	$11,687	$12,915	$12,157
09/22	$10,583	$11,624	$11,020
10/22	$11,039	$11,972	$11,466
11/22	$12,669	$13,385	$12,747
12/22	$12,369	$13,285	$12,750
01/23	$13,430	$14,363	$13,741
02/23	$12,885	$13,858	$13,364
03/23	$13,382	$14,197	$13,408
04/23	$13,784	$14,444	$13,741
05/23	$13,243	$13,919	$13,121
06/23	$13,805	$14,543	$13,804
07/23	$14,121	$15,134	$14,502
08/23	$13,577	$14,451	$13,933
09/23	$13,173	$13,994	$13,794
10/23	$12,898	$13,417	$13,194
11/23	$14,004	$14,625	$14,206
12/23	$14,608	$15,360	$14,957
01/24	$14,375	$15,207	$14,772
02/24	$14,751	$15,592	$14,944
03/24	$15,276	$16,079	$15,465
04/24	$14,845	$15,791	$15,351
05/24	$15,608	$16,249	$15,841
06/24	$15,294	$16,234	$15,661
07/24	$15,576	$16,610	$16,229
08/24	$16,009	$17,083	$16,636
09/24	$16,137	$17,543	$17,110
10/24	$15,486	$16,682	$16,302
11/24	$15,432	$16,531	$16,142
12/24	$14,934	$16,210	$15,860
01/25	$15,472	$16,863	$16,464
02/25	$15,793	$17,097	$16,912
03/25	$15,881	$17,058	$17,221
04/25	$16,219	$17,674	$17,765
05/25	$17,050	$18,484	$18,498
06/25	$17,474	$19,111	$19,016
07/25	$17,165	$19,056	$19,147
08/25	$17,856	$19,717	$19,939
09/25	$18,367	$20,427	$20,561
10/25	$18,556	$20,840	$20,893
11/25	$18,745	$20,835	$21,279
12/25	$19,572	$21,459	$22,125
01/26	$20,878	$22,743	$23,546
02/26	$22,437	$23,885	$24,963
03/26	$20,365	$21,308	$22,585
04/26	$21,863	$23,364	$24,456
05/26	$22,735	$24,541	$25,563
06/26	$23,229	$24,396	$25,330
07/26	$22,939	$24,480	$26,220
08/26	$23,288	$25,109	$26,711

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)Footnote Reference(a)	30.43	10.31	9.47
Class A (including sales charges)Footnote Reference(a)	22.93	9.01	8.82
MSCI ACWI ex USA Index (Net)	27.35	9.37	9.64
MSCI ACWI ex USA Value Index (Net)	33.96	13.69	10.32

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 702,004,492
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 4,934,854
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$702,004,492
Total number of portfolio holdings	63
Management services fees (represents 0.76% of Fund average net assets)	$4,934,854
Portfolio turnover for the reporting period	12%

Holdings [Text Block]

Geographic Allocation

Table Summary
Japan	14.5%
United Kingdom	13.0%
United States	8.8%
France	8.7%
Germany	8.0%
South Korea	7.1%
Canada	6.5%
Taiwan	5.8%
Switzerland	5.3%
Hong Kong	3.6%
Other	18.2%

Equity Sector Allocation

Table Summary
Financials	22.6%
Information Technology	19.4%
Industrials	13.9%
Health Care	8.4%
Materials	7.5%
Communication Services	6.3%
Energy	5.8%
Consumer Discretionary	5.4%
Consumer Staples	5.3%
Utilities	4.4%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Samsung Electronics Co., Ltd.	6.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.9%
Tokyo Electron Ltd.	3.8%
Anglo American PLC	2.7%
BNP Paribas SA	2.7%
Roche Holding Ag	2.6%
Iberdrola SA	2.5%
Royal Bank of Canada	2.2%
Bank of Ireland Group PLC	2.2%
Siemens AG, Registered Shares	2.1%

Material Fund Change [Text Block]
C000032876
Shareholder Report [Line Items]
Fund Name	Columbia International Dividend Income Fund
Class Name	Institutional Class
Trading Symbol	CSVFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia International Dividend Income Fund (the Fund) for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$107	0.93%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the information technology and health care sectors boosted the Fund’s performance relative to the benchmark during the annual period.

Allocation | An underweight allocation to the consumer discretionary sector contributed to relative performance.

Individual holdings | Positions in Samsung Electronics, an electronics company, Tokyo Electron, a semiconductor company, and Anglo American, a mining company, were among the top contributors to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the materials and consumer staples sectors hurt the Fund’s performance relative to the benchmark during the period.

Allocation | An overweight allocation to the communication services sector detracted from relative performance.

Individual holdings | Positions in PT Bank Rakyat Indonesia, a financial services company, BT Group, a communication services company, and Deutsche Telekom, a telecommunications company, were among the top detractors from relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia International Dividend Income Fund Institutional Class ($25,333)	MSCI ACWI ex USA Index (Net) ($25,109)	MSCI ACWI ex USA Value Index (Net) ($26,711)
08/16	$10,000	$10,000	$10,000
09/16	$10,049	$10,123	$10,091
10/16	$9,790	$9,978	$10,146
11/16	$9,796	$9,747	$10,060
12/16	$9,990	$9,996	$10,423
01/17	$10,222	$10,350	$10,745
02/17	$10,461	$10,515	$10,874
03/17	$10,644	$10,782	$11,118
04/17	$10,752	$11,013	$11,275
05/17	$10,987	$11,370	$11,509
06/17	$11,066	$11,405	$11,572
07/17	$11,138	$11,826	$12,025
08/17	$11,072	$11,888	$12,030
09/17	$11,452	$12,108	$12,266
10/17	$11,464	$12,336	$12,431
11/17	$11,739	$12,436	$12,495
12/17	$12,000	$12,714	$12,784
01/18	$12,492	$13,423	$13,543
02/18	$11,840	$12,790	$12,872
03/18	$11,596	$12,564	$12,593
04/18	$11,676	$12,765	$12,903
05/18	$11,571	$12,470	$12,378
06/18	$11,480	$12,236	$12,109
07/18	$11,886	$12,528	$12,484
08/18	$11,792	$12,266	$12,098
09/18	$11,745	$12,322	$12,317
10/18	$11,110	$11,320	$11,471
11/18	$11,248	$11,427	$11,514
12/18	$10,445	$10,910	$10,998
01/19	$11,216	$11,734	$11,824
02/19	$11,508	$11,963	$11,968
03/19	$11,660	$12,034	$11,914
04/19	$12,052	$12,352	$12,166
05/19	$11,504	$11,689	$11,483
06/19	$12,185	$12,393	$12,100
07/19	$12,047	$12,243	$11,826
08/19	$11,804	$11,865	$11,297
09/19	$12,143	$12,170	$11,762
10/19	$12,388	$12,595	$12,153
11/19	$12,527	$12,706	$12,177
12/19	$13,002	$13,256	$12,727
01/20	$12,632	$12,900	$12,162
02/20	$11,598	$11,881	$11,124
03/20	$10,106	$10,160	$9,093
04/20	$10,907	$10,930	$9,671
05/20	$11,219	$11,288	$9,863
06/20	$11,293	$11,798	$10,254
07/20	$11,806	$12,324	$10,470
08/20	$12,141	$12,852	$10,940
09/20	$11,850	$12,536	$10,487
10/20	$11,322	$12,266	$10,216
11/20	$12,939	$13,916	$11,964
12/20	$13,768	$14,668	$12,628
01/21	$13,523	$14,700	$12,607
02/21	$13,984	$14,991	$13,153
03/21	$14,506	$15,181	$13,520
04/21	$14,913	$15,628	$13,823
05/21	$15,481	$16,117	$14,348
06/21	$15,170	$16,012	$14,105
07/21	$15,114	$15,748	$13,854
08/21	$15,311	$16,048	$14,065
09/21	$14,662	$15,534	$13,778
10/21	$15,188	$15,905	$14,005
11/21	$14,726	$15,188	$13,244
12/21	$15,666	$15,816	$13,949
01/22	$15,482	$15,233	$14,073
02/22	$14,763	$14,932	$13,903
03/22	$14,638	$14,956	$13,967
04/22	$13,808	$14,016	$13,243
05/22	$14,215	$14,117	$13,530
06/22	$12,937	$12,903	$12,304
07/22	$13,377	$13,344	$12,468
08/22	$12,589	$12,915	$12,157
09/22	$11,405	$11,624	$11,020
10/22	$11,894	$11,972	$11,466
11/22	$13,651	$13,385	$12,747
12/22	$13,330	$13,285	$12,750
01/23	$14,477	$14,363	$13,741
02/23	$13,891	$13,858	$13,364
03/23	$14,434	$14,197	$13,408
04/23	$14,873	$14,444	$13,741
05/23	$14,292	$13,919	$13,121
06/23	$14,898	$14,543	$13,804
07/23	$15,238	$15,134	$14,502
08/23	$14,652	$14,451	$13,933
09/23	$14,217	$13,994	$13,794
10/23	$13,929	$13,417	$13,194
11/23	$15,127	$14,625	$14,206
12/23	$15,786	$15,360	$14,957
01/24	$15,535	$15,207	$14,772
02/24	$15,940	$15,592	$14,944
03/24	$16,515	$16,079	$15,465
04/24	$16,059	$15,791	$15,351
05/24	$16,881	$16,249	$15,841
06/24	$16,545	$16,234	$15,661
07/24	$16,856	$16,610	$16,229
08/24	$17,324	$17,083	$16,636
09/24	$17,471	$17,543	$17,110
10/24	$16,770	$16,682	$16,302
11/24	$16,712	$16,531	$16,142
12/24	$16,177	$16,210	$15,860
01/25	$16,757	$16,863	$16,464
02/25	$17,112	$17,097	$16,912
03/25	$17,217	$17,058	$17,221
04/25	$17,583	$17,674	$17,765
05/25	$18,479	$18,484	$18,498
06/25	$18,948	$19,111	$19,016
07/25	$18,614	$19,056	$19,147
08/25	$19,369	$19,717	$19,939
09/25	$19,933	$20,427	$20,561
10/25	$20,146	$20,840	$20,893
11/25	$20,341	$20,835	$21,279
12/25	$21,248	$21,459	$22,125
01/26	$22,669	$22,743	$23,546
02/26	$24,372	$23,885	$24,963
03/26	$22,129	$21,308	$22,585
04/26	$23,758	$23,364	$24,456
05/26	$24,710	$24,541	$25,563
06/26	$25,259	$24,396	$25,330
07/26	$24,946	$24,480	$26,220
08/26	$25,333	$25,109	$26,711

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional ClassFootnote Reference(a)	30.79	10.59	9.74
MSCI ACWI ex USA Index (Net)	27.35	9.37	9.64
MSCI ACWI ex USA Value Index (Net)	33.96	13.69	10.32

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 702,004,492
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 4,934,854
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$702,004,492
Total number of portfolio holdings	63
Management services fees (represents 0.76% of Fund average net assets)	$4,934,854
Portfolio turnover for the reporting period	12%

Holdings [Text Block]

Geographic Allocation

Table Summary
Japan	14.5%
United Kingdom	13.0%
United States	8.8%
France	8.7%
Germany	8.0%
South Korea	7.1%
Canada	6.5%
Taiwan	5.8%
Switzerland	5.3%
Hong Kong	3.6%
Other	18.2%

Equity Sector Allocation

Table Summary
Financials	22.6%
Information Technology	19.4%
Industrials	13.9%
Health Care	8.4%
Materials	7.5%
Communication Services	6.3%
Energy	5.8%
Consumer Discretionary	5.4%
Consumer Staples	5.3%
Utilities	4.4%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Samsung Electronics Co., Ltd.	6.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.9%
Tokyo Electron Ltd.	3.8%
Anglo American PLC	2.7%
BNP Paribas SA	2.7%
Roche Holding Ag	2.6%
Iberdrola SA	2.5%
Royal Bank of Canada	2.2%
Bank of Ireland Group PLC	2.2%
Siemens AG, Registered Shares	2.1%

Material Fund Change [Text Block]
C000138362
Shareholder Report [Line Items]
Fund Name	Columbia International Dividend Income Fund
Class Name	Institutional 2 Class
Trading Symbol	CADPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia International Dividend Income Fund (the Fund) for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$94	0.81%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the information technology and health care sectors boosted the Fund’s performance relative to the benchmark during the annual period.

Allocation | An underweight allocation to the consumer discretionary sector contributed to relative performance.

Individual holdings | Positions in Samsung Electronics, an electronics company, Tokyo Electron, a semiconductor company, and Anglo American, a mining company, were among the top contributors to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the materials and consumer staples sectors hurt the Fund’s performance relative to the benchmark during the period.

Allocation | An overweight allocation to the communication services sector detracted from relative performance.

Individual holdings | Positions in PT Bank Rakyat Indonesia, a financial services company, BT Group, a communication services company, and Deutsche Telekom, a telecommunications company, were among the top detractors from relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia International Dividend Income Fund Institutional 2 Class ($25,686)	MSCI ACWI ex USA Index (Net) ($25,109)	MSCI ACWI ex USA Value Index (Net) ($26,711)
08/16	$10,000	$10,000	$10,000
09/16	$10,054	$10,123	$10,091
10/16	$9,800	$9,978	$10,146
11/16	$9,800	$9,747	$10,060
12/16	$9,992	$9,996	$10,423
01/17	$10,232	$10,350	$10,745
02/17	$10,471	$10,515	$10,874
03/17	$10,653	$10,782	$11,118
04/17	$10,767	$11,013	$11,275
05/17	$11,003	$11,370	$11,509
06/17	$11,086	$11,405	$11,572
07/17	$11,153	$11,826	$12,025
08/17	$11,092	$11,888	$12,030
09/17	$11,471	$12,108	$12,266
10/17	$11,490	$12,336	$12,431
11/17	$11,765	$12,436	$12,495
12/17	$12,026	$12,714	$12,784
01/18	$12,521	$13,423	$13,543
02/18	$11,871	$12,790	$12,872
03/18	$11,624	$12,564	$12,593
04/18	$11,705	$12,765	$12,903
05/18	$11,599	$12,470	$12,378
06/18	$11,512	$12,236	$12,109
07/18	$11,926	$12,528	$12,484
08/18	$11,826	$12,266	$12,098
09/18	$11,782	$12,322	$12,317
10/18	$11,143	$11,320	$11,471
11/18	$11,288	$11,427	$11,514
12/18	$10,484	$10,910	$10,998
01/19	$11,260	$11,734	$11,824
02/19	$11,554	$11,963	$11,968
03/19	$11,705	$12,034	$11,914
04/19	$12,099	$12,352	$12,166
05/19	$11,554	$11,689	$11,483
06/19	$12,237	$12,393	$12,100
07/19	$12,098	$12,243	$11,826
08/19	$11,853	$11,865	$11,297
09/19	$12,191	$12,170	$11,762
10/19	$12,445	$12,595	$12,153
11/19	$12,592	$12,706	$12,177
12/19	$13,061	$13,256	$12,727
01/20	$12,696	$12,900	$12,162
02/20	$11,653	$11,881	$11,124
03/20	$10,154	$10,160	$9,093
04/20	$10,962	$10,930	$9,671
05/20	$11,277	$11,288	$9,863
06/20	$11,348	$11,798	$10,254
07/20	$11,872	$12,324	$10,470
08/20	$12,217	$12,852	$10,940
09/20	$11,920	$12,536	$10,487
10/20	$11,395	$12,266	$10,216
11/20	$13,012	$13,916	$11,964
12/20	$13,852	$14,668	$12,628
01/21	$13,605	$14,700	$12,607
02/21	$14,071	$14,991	$13,153
03/21	$14,602	$15,181	$13,520
04/21	$15,013	$15,628	$13,823
05/21	$15,586	$16,117	$14,348
06/21	$15,271	$16,012	$14,105
07/21	$15,221	$15,748	$13,854
08/21	$15,421	$16,048	$14,065
09/21	$14,769	$15,534	$13,778
10/21	$15,302	$15,905	$14,005
11/21	$14,841	$15,188	$13,244
12/21	$15,785	$15,816	$13,949
01/22	$15,607	$15,233	$14,073
02/22	$14,879	$14,932	$13,903
03/22	$14,757	$14,956	$13,967
04/22	$13,919	$14,016	$13,243
05/22	$14,338	$14,117	$13,530
06/22	$13,042	$12,903	$12,304
07/22	$13,487	$13,344	$12,468
08/22	$12,698	$12,915	$12,157
09/22	$11,504	$11,624	$11,020
10/22	$11,999	$11,972	$11,466
11/22	$13,778	$13,385	$12,747
12/22	$13,450	$13,285	$12,750
01/23	$14,612	$14,363	$13,741
02/23	$14,027	$13,858	$13,364
03/23	$14,573	$14,197	$13,408
04/23	$15,011	$14,444	$13,741
05/23	$14,430	$13,919	$13,121
06/23	$15,040	$14,543	$13,804
07/23	$15,393	$15,134	$14,502
08/23	$14,800	$14,451	$13,933
09/23	$14,363	$13,994	$13,794
10/23	$14,071	$13,417	$13,194
11/23	$15,286	$14,625	$14,206
12/23	$15,950	$15,360	$14,957
01/24	$15,704	$15,207	$14,772
02/24	$16,115	$15,592	$14,944
03/24	$16,695	$16,079	$15,465
04/24	$16,233	$15,791	$15,351
05/24	$17,066	$16,249	$15,841
06/24	$16,732	$16,234	$15,661
07/24	$17,048	$16,610	$16,229
08/24	$17,522	$17,083	$16,636
09/24	$17,669	$17,543	$17,110
10/24	$16,966	$16,682	$16,302
11/24	$16,907	$16,531	$16,142
12/24	$16,362	$16,210	$15,860
01/25	$16,960	$16,863	$16,464
02/25	$17,320	$17,097	$16,912
03/25	$17,424	$17,058	$17,221
04/25	$17,795	$17,674	$17,765
05/25	$18,715	$18,484	$18,498
06/25	$19,189	$19,111	$19,016
07/25	$18,859	$19,056	$19,147
08/25	$19,617	$19,717	$19,939
09/25	$20,189	$20,427	$20,561
10/25	$20,406	$20,840	$20,893
11/25	$20,613	$20,835	$21,279
12/25	$21,534	$21,459	$22,125
01/26	$22,979	$22,743	$23,546
02/26	$24,703	$23,885	$24,963
03/26	$22,427	$21,308	$22,585
04/26	$24,085	$23,364	$24,456
05/26	$25,054	$24,541	$25,563
06/26	$25,601	$24,396	$25,330
07/26	$25,292	$24,480	$26,220
08/26	$25,686	$25,109	$26,711

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 ClassFootnote Reference(a)	30.94	10.74	9.89
MSCI ACWI ex USA Index (Net)	27.35	9.37	9.64
MSCI ACWI ex USA Value Index (Net)	33.96	13.69	10.32

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 702,004,492
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 4,934,854
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$702,004,492
Total number of portfolio holdings	63
Management services fees (represents 0.76% of Fund average net assets)	$4,934,854
Portfolio turnover for the reporting period	12%

Holdings [Text Block]

Geographic Allocation

Table Summary
Japan	14.5%
United Kingdom	13.0%
United States	8.8%
France	8.7%
Germany	8.0%
South Korea	7.1%
Canada	6.5%
Taiwan	5.8%
Switzerland	5.3%
Hong Kong	3.6%
Other	18.2%

Equity Sector Allocation

Table Summary
Financials	22.6%
Information Technology	19.4%
Industrials	13.9%
Health Care	8.4%
Materials	7.5%
Communication Services	6.3%
Energy	5.8%
Consumer Discretionary	5.4%
Consumer Staples	5.3%
Utilities	4.4%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Samsung Electronics Co., Ltd.	6.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.9%
Tokyo Electron Ltd.	3.8%
Anglo American PLC	2.7%
BNP Paribas SA	2.7%
Roche Holding Ag	2.6%
Iberdrola SA	2.5%
Royal Bank of Canada	2.2%
Bank of Ireland Group PLC	2.2%
Siemens AG, Registered Shares	2.1%

Material Fund Change [Text Block]
C000078988
Shareholder Report [Line Items]
Fund Name	Columbia International Dividend Income Fund
Class Name	Institutional 3 Class
Trading Symbol	CLSYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia International Dividend Income Fund (the Fund) for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$88	0.76%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the information technology and health care sectors boosted the Fund’s performance relative to the benchmark during the annual period.

Allocation | An underweight allocation to the consumer discretionary sector contributed to relative performance.

Individual holdings | Positions in Samsung Electronics, an electronics company, Tokyo Electron, a semiconductor company, and Anglo American, a mining company, were among the top contributors to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the materials and consumer staples sectors hurt the Fund’s performance relative to the benchmark during the period.

Allocation | An overweight allocation to the communication services sector detracted from relative performance.

Individual holdings | Positions in PT Bank Rakyat Indonesia, a financial services company, BT Group, a communication services company, and Deutsche Telekom, a telecommunications company, were among the top detractors from relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia International Dividend Income Fund Institutional 3 Class ($25,807)	MSCI ACWI ex USA Index (Net) ($25,109)	MSCI ACWI ex USA Value Index (Net) ($26,711)
08/16	$10,000	$10,000	$10,000
09/16	$10,055	$10,123	$10,091
10/16	$9,795	$9,978	$10,146
11/16	$9,801	$9,747	$10,060
12/16	$9,995	$9,996	$10,423
01/17	$10,234	$10,350	$10,745
02/17	$10,473	$10,515	$10,874
03/17	$10,661	$10,782	$11,118
04/17	$10,770	$11,013	$11,275
05/17	$11,005	$11,370	$11,509
06/17	$11,089	$11,405	$11,572
07/17	$11,156	$11,826	$12,025
08/17	$11,095	$11,888	$12,030
09/17	$11,482	$12,108	$12,266
10/17	$11,494	$12,336	$12,431
11/17	$11,775	$12,436	$12,495
12/17	$12,031	$12,714	$12,784
01/18	$12,532	$13,423	$13,543
02/18	$11,883	$12,790	$12,872
03/18	$11,632	$12,564	$12,593
04/18	$11,719	$12,765	$12,903
05/18	$11,613	$12,470	$12,378
06/18	$11,522	$12,236	$12,109
07/18	$11,935	$12,528	$12,484
08/18	$11,841	$12,266	$12,098
09/18	$11,793	$12,322	$12,317
10/18	$11,161	$11,320	$11,471
11/18	$11,300	$11,427	$11,514
12/18	$10,498	$10,910	$10,998
01/19	$11,274	$11,734	$11,824
02/19	$11,567	$11,963	$11,968
03/19	$11,719	$12,034	$11,914
04/19	$12,113	$12,352	$12,166
05/19	$11,568	$11,689	$11,483
06/19	$12,253	$12,393	$12,100
07/19	$12,120	$12,243	$11,826
08/19	$11,875	$11,865	$11,297
09/19	$12,216	$12,170	$11,762
10/19	$12,463	$12,595	$12,153
11/19	$12,610	$12,706	$12,177
12/19	$13,087	$13,256	$12,727
01/20	$12,722	$12,900	$12,162
02/20	$11,680	$11,881	$11,124
03/20	$10,176	$10,160	$9,093
04/20	$10,983	$10,930	$9,671
05/20	$11,305	$11,288	$9,863
06/20	$11,378	$11,798	$10,254
07/20	$11,895	$12,324	$10,470
08/20	$12,240	$12,852	$10,940
09/20	$11,944	$12,536	$10,487
10/20	$11,419	$12,266	$10,216
11/20	$13,043	$13,916	$11,964
12/20	$13,879	$14,668	$12,628
01/21	$13,639	$14,700	$12,607
02/21	$14,105	$14,991	$13,153
03/21	$14,638	$15,181	$13,520
04/21	$15,049	$15,628	$13,823
05/21	$15,622	$16,117	$14,348
06/21	$15,309	$16,012	$14,105
07/21	$15,259	$15,748	$13,854
08/21	$15,459	$16,048	$14,065
09/21	$14,802	$15,534	$13,778
10/21	$15,342	$15,905	$14,005
11/21	$14,881	$15,188	$13,244
12/21	$15,826	$15,816	$13,949
01/22	$15,648	$15,233	$14,073
02/22	$14,921	$14,932	$13,903
03/22	$14,801	$14,956	$13,967
04/22	$13,954	$14,016	$13,243
05/22	$14,373	$14,117	$13,530
06/22	$13,078	$12,903	$12,304
07/22	$13,532	$13,344	$12,468
08/22	$12,734	$12,915	$12,157
09/22	$11,532	$11,624	$11,020
10/22	$12,037	$11,972	$11,466
11/22	$13,817	$13,385	$12,747
12/22	$13,491	$13,285	$12,750
01/23	$14,654	$14,363	$13,741
02/23	$14,068	$13,858	$13,364
03/23	$14,617	$14,197	$13,408
04/23	$15,063	$14,444	$13,741
05/23	$14,474	$13,919	$13,121
06/23	$15,095	$14,543	$13,804
07/23	$15,440	$15,134	$14,502
08/23	$14,854	$14,451	$13,933
09/23	$14,409	$13,994	$13,794
10/23	$14,117	$13,417	$13,194
11/23	$15,342	$14,625	$14,206
12/23	$16,009	$15,360	$14,957
01/24	$15,754	$15,207	$14,772
02/24	$16,166	$15,592	$14,944
03/24	$16,757	$16,079	$15,465
04/24	$16,294	$15,791	$15,351
05/24	$17,129	$16,249	$15,841
06/24	$16,788	$16,234	$15,661
07/24	$17,113	$16,610	$16,229
08/24	$17,596	$17,083	$16,636
09/24	$17,738	$17,543	$17,110
10/24	$17,033	$16,682	$16,302
11/24	$16,974	$16,531	$16,142
12/24	$16,429	$16,210	$15,860
01/25	$17,028	$16,863	$16,464
02/25	$17,399	$17,097	$16,912
03/25	$17,495	$17,058	$17,221
04/25	$17,876	$17,674	$17,765
05/25	$18,789	$18,484	$18,498
06/25	$19,266	$19,111	$19,016
07/25	$18,936	$19,056	$19,147
08/25	$19,704	$19,717	$19,939
09/25	$20,279	$20,427	$20,561
10/25	$20,496	$20,840	$20,893
11/25	$20,704	$20,835	$21,279
12/25	$21,630	$21,459	$22,125
01/26	$23,078	$22,743	$23,546
02/26	$24,815	$23,885	$24,963
03/26	$22,528	$21,308	$22,585
04/26	$24,199	$23,364	$24,456
05/26	$25,171	$24,541	$25,563
06/26	$25,722	$24,396	$25,330
07/26	$25,412	$24,480	$26,220
08/26	$25,807	$25,109	$26,711

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 ClassFootnote Reference(a)	30.97	10.79	9.94
MSCI ACWI ex USA Index (Net)	27.35	9.37	9.64
MSCI ACWI ex USA Value Index (Net)	33.96	13.69	10.32

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 702,004,492
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 4,934,854
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$702,004,492
Total number of portfolio holdings	63
Management services fees (represents 0.76% of Fund average net assets)	$4,934,854
Portfolio turnover for the reporting period	12%

Holdings [Text Block]

Geographic Allocation

Table Summary
Japan	14.5%
United Kingdom	13.0%
United States	8.8%
France	8.7%
Germany	8.0%
South Korea	7.1%
Canada	6.5%
Taiwan	5.8%
Switzerland	5.3%
Hong Kong	3.6%
Other	18.2%

Equity Sector Allocation

Table Summary
Financials	22.6%
Information Technology	19.4%
Industrials	13.9%
Health Care	8.4%
Materials	7.5%
Communication Services	6.3%
Energy	5.8%
Consumer Discretionary	5.4%
Consumer Staples	5.3%
Utilities	4.4%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Samsung Electronics Co., Ltd.	6.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.9%
Tokyo Electron Ltd.	3.8%
Anglo American PLC	2.7%
BNP Paribas SA	2.7%
Roche Holding Ag	2.6%
Iberdrola SA	2.5%
Royal Bank of Canada	2.2%
Bank of Ireland Group PLC	2.2%
Siemens AG, Registered Shares	2.1%

Material Fund Change [Text Block]
C000253717
Shareholder Report [Line Items]
Fund Name	Columbia International Dividend Income Fund
Class Name	Class S
Trading Symbol	CSVEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia International Dividend Income Fund (the Fund) for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$107	0.93%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the information technology and health care sectors boosted the Fund’s performance relative to the benchmark during the annual period.

Allocation | An underweight allocation to the consumer discretionary sector contributed to relative performance.

Individual holdings | Positions in Samsung Electronics, an electronics company, Tokyo Electron, a semiconductor company, and Anglo American, a mining company, were among the top contributors to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the materials and consumer staples sectors hurt the Fund’s performance relative to the benchmark during the period.

Allocation | An overweight allocation to the communication services sector detracted from relative performance.

Individual holdings | Positions in PT Bank Rakyat Indonesia, a financial services company, BT Group, a communication services company, and Deutsche Telekom, a telecommunications company, were among the top detractors from relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia International Dividend Income Fund Class S ($25,333)	MSCI ACWI ex USA Index (Net) ($25,109)	MSCI ACWI ex USA Value Index (Net) ($26,711)
08/16	$10,000	$10,000	$10,000
09/16	$10,049	$10,123	$10,091
10/16	$9,790	$9,978	$10,146
11/16	$9,796	$9,747	$10,060
12/16	$9,990	$9,996	$10,423
01/17	$10,222	$10,350	$10,745
02/17	$10,461	$10,515	$10,874
03/17	$10,644	$10,782	$11,118
04/17	$10,752	$11,013	$11,275
05/17	$10,987	$11,370	$11,509
06/17	$11,066	$11,405	$11,572
07/17	$11,138	$11,826	$12,025
08/17	$11,072	$11,888	$12,030
09/17	$11,452	$12,108	$12,266
10/17	$11,464	$12,336	$12,431
11/17	$11,739	$12,436	$12,495
12/17	$12,000	$12,714	$12,784
01/18	$12,492	$13,423	$13,543
02/18	$11,840	$12,790	$12,872
03/18	$11,596	$12,564	$12,593
04/18	$11,676	$12,765	$12,903
05/18	$11,571	$12,470	$12,378
06/18	$11,480	$12,236	$12,109
07/18	$11,886	$12,528	$12,484
08/18	$11,792	$12,266	$12,098
09/18	$11,745	$12,322	$12,317
10/18	$11,110	$11,320	$11,471
11/18	$11,248	$11,427	$11,514
12/18	$10,445	$10,910	$10,998
01/19	$11,216	$11,734	$11,824
02/19	$11,508	$11,963	$11,968
03/19	$11,660	$12,034	$11,914
04/19	$12,052	$12,352	$12,166
05/19	$11,504	$11,689	$11,483
06/19	$12,185	$12,393	$12,100
07/19	$12,047	$12,243	$11,826
08/19	$11,804	$11,865	$11,297
09/19	$12,143	$12,170	$11,762
10/19	$12,388	$12,595	$12,153
11/19	$12,527	$12,706	$12,177
12/19	$13,002	$13,256	$12,727
01/20	$12,632	$12,900	$12,162
02/20	$11,598	$11,881	$11,124
03/20	$10,106	$10,160	$9,093
04/20	$10,907	$10,930	$9,671
05/20	$11,219	$11,288	$9,863
06/20	$11,293	$11,798	$10,254
07/20	$11,806	$12,324	$10,470
08/20	$12,141	$12,852	$10,940
09/20	$11,850	$12,536	$10,487
10/20	$11,322	$12,266	$10,216
11/20	$12,939	$13,916	$11,964
12/20	$13,768	$14,668	$12,628
01/21	$13,523	$14,700	$12,607
02/21	$13,984	$14,991	$13,153
03/21	$14,506	$15,181	$13,520
04/21	$14,913	$15,628	$13,823
05/21	$15,481	$16,117	$14,348
06/21	$15,170	$16,012	$14,105
07/21	$15,114	$15,748	$13,854
08/21	$15,311	$16,048	$14,065
09/21	$14,662	$15,534	$13,778
10/21	$15,188	$15,905	$14,005
11/21	$14,726	$15,188	$13,244
12/21	$15,666	$15,816	$13,949
01/22	$15,482	$15,233	$14,073
02/22	$14,763	$14,932	$13,903
03/22	$14,638	$14,956	$13,967
04/22	$13,808	$14,016	$13,243
05/22	$14,215	$14,117	$13,530
06/22	$12,937	$12,903	$12,304
07/22	$13,377	$13,344	$12,468
08/22	$12,589	$12,915	$12,157
09/22	$11,405	$11,624	$11,020
10/22	$11,894	$11,972	$11,466
11/22	$13,651	$13,385	$12,747
12/22	$13,330	$13,285	$12,750
01/23	$14,477	$14,363	$13,741
02/23	$13,891	$13,858	$13,364
03/23	$14,434	$14,197	$13,408
04/23	$14,873	$14,444	$13,741
05/23	$14,292	$13,919	$13,121
06/23	$14,898	$14,543	$13,804
07/23	$15,238	$15,134	$14,502
08/23	$14,652	$14,451	$13,933
09/23	$14,217	$13,994	$13,794
10/23	$13,929	$13,417	$13,194
11/23	$15,127	$14,625	$14,206
12/23	$15,786	$15,360	$14,957
01/24	$15,535	$15,207	$14,772
02/24	$15,940	$15,592	$14,944
03/24	$16,515	$16,079	$15,465
04/24	$16,059	$15,791	$15,351
05/24	$16,881	$16,249	$15,841
06/24	$16,545	$16,234	$15,661
07/24	$16,856	$16,610	$16,229
08/24	$17,324	$17,083	$16,636
09/24	$17,471	$17,543	$17,110
10/24	$16,770	$16,682	$16,302
11/24	$16,712	$16,531	$16,142
12/24	$16,177	$16,210	$15,860
01/25	$16,757	$16,863	$16,464
02/25	$17,121	$17,097	$16,912
03/25	$17,217	$17,058	$17,221
04/25	$17,583	$17,674	$17,765
05/25	$18,479	$18,484	$18,498
06/25	$18,948	$19,111	$19,016
07/25	$18,614	$19,056	$19,147
08/25	$19,369	$19,717	$19,939
09/25	$19,933	$20,427	$20,561
10/25	$20,146	$20,840	$20,893
11/25	$20,341	$20,835	$21,279
12/25	$21,248	$21,459	$22,125
01/26	$22,669	$22,743	$23,546
02/26	$24,372	$23,885	$24,963
03/26	$22,129	$21,308	$22,585
04/26	$23,758	$23,364	$24,456
05/26	$24,710	$24,541	$25,563
06/26	$25,259	$24,396	$25,330
07/26	$24,946	$24,480	$26,220
08/26	$25,333	$25,109	$26,711

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class SFootnote Reference(a)Footnote Reference(b)	30.79	10.59	9.74
MSCI ACWI ex USA Index (Net)	27.35	9.37	9.64
MSCI ACWI ex USA Value Index (Net)	33.96	13.69	10.32

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 702,004,492
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 4,934,854
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$702,004,492
Total number of portfolio holdings	63
Management services fees (represents 0.76% of Fund average net assets)	$4,934,854
Portfolio turnover for the reporting period	12%

Holdings [Text Block]

Geographic Allocation

Table Summary
Japan	14.5%
United Kingdom	13.0%
United States	8.8%
France	8.7%
Germany	8.0%
South Korea	7.1%
Canada	6.5%
Taiwan	5.8%
Switzerland	5.3%
Hong Kong	3.6%
Other	18.2%

Equity Sector Allocation

Table Summary
Financials	22.6%
Information Technology	19.4%
Industrials	13.9%
Health Care	8.4%
Materials	7.5%
Communication Services	6.3%
Energy	5.8%
Consumer Discretionary	5.4%
Consumer Staples	5.3%
Utilities	4.4%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Samsung Electronics Co., Ltd.	6.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.9%
Tokyo Electron Ltd.	3.8%
Anglo American PLC	2.7%
BNP Paribas SA	2.7%
Roche Holding Ag	2.6%
Iberdrola SA	2.5%
Royal Bank of Canada	2.2%
Bank of Ireland Group PLC	2.2%
Siemens AG, Registered Shares	2.1%

Material Fund Change [Text Block]
C000032847
Shareholder Report [Line Items]
Fund Name	Columbia Select Mid Cap Growth Fund
Class Name	Class A
Trading Symbol	CBSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Select Mid Cap Growth Fund (the Fund) for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$118	1.11%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the information technology and industrials sectors boosted the Fund’s performance relative to the benchmark during the period.

Allocation | An overweight allocation to the materials sector contributed to relative performance.

Individual holdings | Positions in Kioxia Holdings, an electronic technology company, Carpenter Technology, a specialty metal company, and Lumentum Holdings, an electrical products company, were among the top contributors to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the materials and utilities sectors hurt the Fund’s performance relative to the benchmark during the period.

Allocation | An overweight allocation to the communication services sector detracted from relative performance.

Individual holdings | Positions in Spotify Technology, a digital music services company, Astera Labs, a semiconductor company, and Cloudflare, a technology services company, were among the top detractors from relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Select Mid Cap Growth Fund Class A (including sales charges) ($32,171)	Russell 3000® Index ($39,898)	Russell Midcap® Growth Index ($31,238)
08/16	$9,425	$10,000	$10,000
09/16	$9,508	$10,016	$9,995
10/16	$9,155	$9,799	$9,589
11/16	$9,478	$10,238	$10,006
12/16	$9,456	$10,437	$10,041
01/17	$9,879	$10,634	$10,375
02/17	$10,155	$11,029	$10,674
03/17	$10,143	$11,037	$10,733
04/17	$10,311	$11,154	$10,892
05/17	$10,546	$11,268	$11,152
06/17	$10,554	$11,370	$11,185
07/17	$10,714	$11,584	$11,372
08/17	$10,742	$11,606	$11,452
09/17	$11,049	$11,889	$11,776
10/17	$11,337	$12,149	$12,106
11/17	$11,573	$12,518	$12,510
12/17	$11,595	$12,643	$12,578
01/18	$12,237	$13,309	$13,289
02/18	$11,709	$12,819	$12,872
03/18	$11,723	$12,561	$12,851
04/18	$11,750	$12,609	$12,730
05/18	$12,338	$12,965	$13,206
06/18	$12,420	$13,050	$13,257
07/18	$12,588	$13,483	$13,541
08/18	$13,130	$13,956	$14,322
09/18	$13,130	$13,979	$14,261
10/18	$11,777	$12,950	$12,849
11/18	$12,137	$13,209	$13,176
12/18	$10,967	$11,980	$11,980
01/19	$12,038	$13,008	$13,357
02/19	$12,695	$13,466	$14,140
03/19	$12,994	$13,662	$14,331
04/19	$13,754	$14,208	$14,975
05/19	$13,057	$13,289	$14,114
06/19	$13,823	$14,222	$15,105
07/19	$13,978	$14,433	$15,457
08/19	$13,495	$14,139	$15,176
09/19	$13,483	$14,387	$15,003
10/19	$13,829	$14,697	$15,281
11/19	$14,525	$15,256	$16,041
12/19	$14,784	$15,696	$16,229
01/20	$14,878	$15,679	$16,381
02/20	$13,916	$14,395	$15,252
03/20	$11,947	$12,416	$12,977
04/20	$13,601	$14,060	$15,009
05/20	$15,054	$14,812	$16,517
06/20	$15,407	$15,151	$16,904
07/20	$16,759	$16,011	$18,254
08/20	$17,093	$17,171	$18,751
09/20	$17,193	$16,546	$18,489
10/20	$17,262	$16,188	$18,511
11/20	$18,992	$18,158	$20,998
12/20	$19,942	$18,975	$22,005
01/21	$19,949	$18,890	$21,931
02/21	$20,607	$19,481	$22,306
03/21	$20,444	$20,179	$21,880
04/21	$21,531	$21,219	$23,110
05/21	$21,006	$21,316	$22,757
06/21	$22,484	$21,842	$24,303
07/21	$23,009	$22,211	$24,553
08/21	$23,638	$22,845	$25,346
09/21	$22,226	$21,820	$24,118
10/21	$24,133	$23,295	$25,809
11/21	$23,623	$22,941	$24,719
12/21	$23,175	$23,844	$24,806
01/22	$19,569	$22,441	$21,605
02/22	$19,358	$21,876	$21,342
03/22	$19,478	$22,585	$21,685
04/22	$16,872	$20,558	$19,243
05/22	$16,248	$20,531	$18,498
06/22	$15,010	$18,813	$17,116
07/22	$17,312	$20,578	$19,210
08/22	$16,789	$19,810	$18,581
09/22	$15,230	$17,973	$17,004
10/22	$16,395	$19,447	$18,340
11/22	$16,845	$20,462	$19,338
12/22	$15,890	$19,264	$18,177
01/23	$17,276	$20,591	$19,764
02/23	$17,129	$20,110	$19,568
03/23	$17,661	$20,647	$19,838
04/23	$17,377	$20,867	$19,551
05/23	$17,578	$20,949	$19,563
06/23	$19,083	$22,379	$21,075
07/23	$19,597	$23,181	$21,713
08/23	$18,716	$22,734	$20,997
09/23	$17,698	$21,651	$19,974
10/23	$16,698	$21,077	$18,955
11/23	$18,670	$23,042	$21,267
12/23	$19,854	$24,265	$22,879
01/24	$20,028	$24,534	$22,756
02/24	$21,652	$25,862	$24,467
03/24	$22,129	$26,696	$25,052
04/24	$20,725	$25,521	$23,597
05/24	$20,982	$26,727	$23,849
06/24	$21,313	$27,554	$24,247
07/24	$21,505	$28,066	$24,394
08/24	$21,762	$28,677	$25,000
09/24	$22,643	$29,271	$25,833
10/24	$22,936	$29,056	$26,284
11/24	$26,368	$30,989	$29,788
12/24	$24,502	$30,041	$27,936
01/25	$26,121	$30,990	$29,719
02/25	$24,555	$30,396	$28,025
03/25	$22,017	$28,623	$25,947
04/25	$22,737	$28,431	$26,819
05/25	$25,140	$30,233	$29,390
06/25	$27,510	$31,769	$30,670
07/25	$28,158	$32,469	$31,293
08/25	$28,398	$33,220	$31,606
09/25	$29,182	$34,366	$31,522
10/25	$29,777	$35,103	$31,434
11/25	$28,419	$35,199	$30,767
12/25	$28,130	$35,192	$30,355
01/26	$28,689	$35,738	$30,091
02/26	$29,402	$35,568	$30,329
03/26	$27,215	$33,800	$28,428
04/26	$30,329	$37,248	$30,267
05/26	$32,836	$39,135	$31,706
06/26	$34,453	$39,015	$32,563
07/26	$31,731	$38,833	$30,461
08/26	$32,171	$39,898	$31,238

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	13.28	6.36	13.06
Class A (including sales charges)	6.77	5.11	12.39
Russell 3000® Index	20.10	11.80	14.84
Russell Midcap® Growth Index	(1.16)	4.27	12.06

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 2,314,312,681
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 14,922,003
InvestmentCompanyPortfolioTurnover	214.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$2,314,312,681
Total number of portfolio holdings	68
Management services fees (represents 0.75% of Fund average net assets)	$14,922,003
Portfolio turnover for the reporting period	214%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	31.6%
Industrials	13.9%
Health Care	13.7%
Consumer Discretionary	11.9%
Communication Services	8.9%
Energy	4.3%
Materials	3.6%
Financials	3.5%
Consumer Staples	2.2%
Utilities	0.3%

Asset Categories

Table Summary
Common Stocks	93.9%
Money Market Funds	7.1%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Snowflake, Inc., Class A	4.8%
Take-Two Interactive Software, Inc.	3.7%
Datadog, Inc., Class A	2.8%
Cloudflare, Inc.	2.7%
Targa Resources Corp.	2.3%
SharkNinja, Inc.	2.3%
Casey's General Stores, Inc.	2.2%
Lattice Semiconductor Corp.	2.1%
ICON PLC	2.1%
Argenx SE, ADR	2.1%

Material Fund Change [Text Block]
C000032849
Shareholder Report [Line Items]
Fund Name	Columbia Select Mid Cap Growth Fund
Class Name	Class C
Trading Symbol	CMCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Select Mid Cap Growth Fund (the Fund) for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$198	1.86%

Expenses Paid, Amount	$ 198
Expense Ratio, Percent	1.86%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the information technology and industrials sectors boosted the Fund’s performance relative to the benchmark during the period.

Allocation | An overweight allocation to the materials sector contributed to relative performance.

Individual holdings | Positions in Kioxia Holdings, an electronic technology company, Carpenter Technology, a specialty metal company, and Lumentum Holdings, an electrical products company, were among the top contributors to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the materials and utilities sectors hurt the Fund’s performance relative to the benchmark during the period.

Allocation | An overweight allocation to the communication services sector detracted from relative performance.

Individual holdings | Positions in Spotify Technology, a digital music services company, Astera Labs, a semiconductor company, and Cloudflare, a technology services company, were among the top detractors from relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Select Mid Cap Growth Fund Class C (including sales charges) ($31,660)	Russell 3000® Index ($39,898)	Russell Midcap® Growth Index ($31,238)
08/16	$10,000	$10,000	$10,000
09/16	$10,083	$10,016	$9,995
10/16	$9,700	$9,799	$9,589
11/16	$10,037	$10,238	$10,006
12/16	$10,009	$10,437	$10,041
01/17	$10,448	$10,634	$10,375
02/17	$10,734	$11,029	$10,674
03/17	$10,715	$11,037	$10,733
04/17	$10,883	$11,154	$10,892
05/17	$11,125	$11,268	$11,152
06/17	$11,129	$11,370	$11,185
07/17	$11,292	$11,584	$11,372
08/17	$11,312	$11,606	$11,452
09/17	$11,628	$11,889	$11,776
10/17	$11,924	$12,149	$12,106
11/17	$12,166	$12,518	$12,510
12/17	$12,180	$12,643	$12,578
01/18	$12,844	$13,309	$13,289
02/18	$12,283	$12,819	$12,872
03/18	$12,295	$12,561	$12,851
04/18	$12,312	$12,609	$12,730
05/18	$12,924	$12,965	$13,206
06/18	$12,998	$13,050	$13,257
07/18	$13,164	$13,483	$13,541
08/18	$13,719	$13,956	$14,322
09/18	$13,713	$13,979	$14,261
10/18	$12,295	$12,950	$12,849
11/18	$12,661	$13,209	$13,176
12/18	$11,430	$11,980	$11,980
01/19	$12,543	$13,008	$13,357
02/19	$13,217	$13,466	$14,140
03/19	$13,520	$13,662	$14,331
04/19	$14,300	$14,208	$14,975
05/19	$13,565	$13,289	$14,114
06/19	$14,353	$14,222	$15,105
07/19	$14,512	$14,433	$15,457
08/19	$13,997	$14,139	$15,176
09/19	$13,982	$14,387	$15,003
10/19	$14,323	$14,697	$15,281
11/19	$15,042	$15,256	$16,041
12/19	$15,298	$15,696	$16,229
01/20	$15,383	$15,679	$16,381
02/20	$14,373	$14,395	$15,252
03/20	$12,335	$12,416	$12,977
04/20	$14,033	$14,060	$15,009
05/20	$15,528	$14,812	$16,517
06/20	$15,876	$15,151	$16,904
07/20	$17,268	$16,011	$18,254
08/20	$17,591	$17,171	$18,751
09/20	$17,684	$16,546	$18,489
10/20	$17,752	$16,188	$18,511
11/20	$19,518	$18,158	$20,998
12/20	$20,482	$18,975	$22,005
01/21	$20,471	$18,890	$21,931
02/21	$21,140	$19,481	$22,306
03/21	$20,952	$20,179	$21,880
04/21	$22,049	$21,219	$23,110
05/21	$21,505	$21,316	$22,757
06/21	$23,009	$21,842	$24,303
07/21	$23,521	$22,211	$24,553
08/21	$24,148	$22,845	$25,346
09/21	$22,696	$21,820	$24,118
10/21	$24,628	$23,295	$25,809
11/21	$24,085	$22,941	$24,719
12/21	$23,626	$23,844	$24,806
01/22	$19,929	$22,441	$21,605
02/22	$19,702	$21,876	$21,342
03/22	$19,815	$22,585	$21,685
04/22	$17,153	$20,558	$19,243
05/22	$16,515	$20,531	$18,498
06/22	$15,240	$18,813	$17,116
07/22	$17,578	$20,578	$19,210
08/22	$17,025	$19,810	$18,581
09/22	$15,439	$17,973	$17,004
10/22	$16,600	$19,447	$18,340
11/22	$17,053	$20,462	$19,338
12/22	$16,076	$19,264	$18,177
01/23	$17,464	$20,591	$19,764
02/23	$17,308	$20,110	$19,568
03/23	$17,833	$20,647	$19,838
04/23	$17,535	$20,867	$19,551
05/23	$17,733	$20,949	$19,563
06/23	$19,221	$22,379	$21,075
07/23	$19,730	$23,181	$21,713
08/23	$18,838	$22,734	$20,997
09/23	$17,804	$21,651	$19,974
10/23	$16,784	$21,077	$18,955
11/23	$18,767	$23,042	$21,267
12/23	$19,929	$24,265	$22,879
01/24	$20,099	$24,534	$22,756
02/24	$21,713	$25,862	$24,467
03/24	$22,181	$26,696	$25,052
04/24	$20,750	$25,521	$23,597
05/24	$20,991	$26,727	$23,849
06/24	$21,317	$27,554	$24,247
07/24	$21,501	$28,066	$24,394
08/24	$21,742	$28,677	$25,000
09/24	$22,606	$29,271	$25,833
10/24	$22,875	$29,056	$26,284
11/24	$26,288	$30,989	$29,788
12/24	$24,419	$30,041	$27,936
01/25	$26,006	$30,990	$29,719
02/25	$24,436	$30,396	$28,025
03/25	$21,901	$28,623	$25,947
04/25	$22,591	$28,431	$26,819
05/25	$24,971	$30,233	$29,390
06/25	$27,299	$31,769	$30,670
07/25	$27,937	$32,469	$31,293
08/25	$28,161	$33,220	$31,606
09/25	$28,903	$34,366	$31,522
10/25	$29,489	$35,103	$31,434
11/25	$28,127	$35,199	$30,767
12/25	$27,828	$35,192	$30,355
01/26	$28,360	$35,738	$30,091
02/26	$29,041	$35,568	$30,329
03/26	$26,870	$33,800	$28,428
04/26	$29,914	$37,248	$30,267
05/26	$32,384	$39,135	$31,706
06/26	$33,938	$39,015	$32,563
07/26	$31,234	$38,833	$30,461
08/26	$31,660	$39,898	$31,238

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	12.42	5.57	12.22
Class C (including sales charges)	11.51	5.57	12.22
Russell 3000® Index	20.10	11.80	14.84
Russell Midcap® Growth Index	(1.16)	4.27	12.06

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 2,314,312,681
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 14,922,003
InvestmentCompanyPortfolioTurnover	214.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$2,314,312,681
Total number of portfolio holdings	68
Management services fees (represents 0.75% of Fund average net assets)	$14,922,003
Portfolio turnover for the reporting period	214%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	31.6%
Industrials	13.9%
Health Care	13.7%
Consumer Discretionary	11.9%
Communication Services	8.9%
Energy	4.3%
Materials	3.6%
Financials	3.5%
Consumer Staples	2.2%
Utilities	0.3%

Asset Categories

Table Summary
Common Stocks	93.9%
Money Market Funds	7.1%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Snowflake, Inc., Class A	4.8%
Take-Two Interactive Software, Inc.	3.7%
Datadog, Inc., Class A	2.8%
Cloudflare, Inc.	2.7%
Targa Resources Corp.	2.3%
SharkNinja, Inc.	2.3%
Casey's General Stores, Inc.	2.2%
Lattice Semiconductor Corp.	2.1%
ICON PLC	2.1%
Argenx SE, ADR	2.1%

Material Fund Change [Text Block]
C000032854
Shareholder Report [Line Items]
Fund Name	Columbia Select Mid Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	CLSPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Select Mid Cap Growth Fund (the Fund) for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$92	0.86%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the information technology and industrials sectors boosted the Fund’s performance relative to the benchmark during the period.

Allocation | An overweight allocation to the materials sector contributed to relative performance.

Individual holdings | Positions in Kioxia Holdings, an electronic technology company, Carpenter Technology, a specialty metal company, and Lumentum Holdings, an electrical products company, were among the top contributors to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the materials and utilities sectors hurt the Fund’s performance relative to the benchmark during the period.

Allocation | An overweight allocation to the communication services sector detracted from relative performance.

Individual holdings | Positions in Spotify Technology, a digital music services company, Astera Labs, a semiconductor company, and Cloudflare, a technology services company, were among the top detractors from relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Select Mid Cap Growth Fund Institutional Class ($35,010)	Russell 3000® Index ($39,898)	Russell Midcap® Growth Index ($31,238)
08/16	$10,000	$10,000	$10,000
09/16	$10,094	$10,016	$9,995
10/16	$9,717	$9,799	$9,589
11/16	$10,064	$10,238	$10,006
12/16	$10,043	$10,437	$10,041
01/17	$10,492	$10,634	$10,375
02/17	$10,788	$11,029	$10,674
03/17	$10,780	$11,037	$10,733
04/17	$10,957	$11,154	$10,892
05/17	$11,209	$11,268	$11,152
06/17	$11,221	$11,370	$11,185
07/17	$11,393	$11,584	$11,372
08/17	$11,429	$11,606	$11,452
09/17	$11,754	$11,889	$11,776
10/17	$12,067	$12,149	$12,106
11/17	$12,319	$12,518	$12,510
12/17	$12,341	$12,643	$12,578
01/18	$13,028	$13,309	$13,289
02/18	$12,469	$12,819	$12,872
03/18	$12,491	$12,561	$12,851
04/18	$12,523	$12,609	$12,730
05/18	$13,150	$12,965	$13,206
06/18	$13,241	$13,050	$13,257
07/18	$13,419	$13,483	$13,541
08/18	$14,000	$13,956	$14,322
09/18	$14,005	$13,979	$14,261
10/18	$12,569	$12,950	$12,849
11/18	$12,950	$13,209	$13,176
12/18	$11,702	$11,980	$11,980
01/19	$12,851	$13,008	$13,357
02/19	$13,559	$13,466	$14,140
03/19	$13,876	$13,662	$14,331
04/19	$14,691	$14,208	$14,975
05/19	$13,949	$13,289	$14,114
06/19	$14,770	$14,222	$15,105
07/19	$14,940	$14,433	$15,457
08/19	$14,430	$14,139	$15,176
09/19	$14,419	$14,387	$15,003
10/19	$14,793	$14,697	$15,281
11/19	$15,540	$15,256	$16,041
12/19	$15,817	$15,696	$16,229
01/20	$15,921	$15,679	$16,381
02/20	$14,889	$14,395	$15,252
03/20	$12,790	$12,416	$12,977
04/20	$14,564	$14,060	$15,009
05/20	$16,124	$14,812	$16,517
06/20	$16,504	$15,151	$16,904
07/20	$17,959	$16,011	$18,254
08/20	$18,316	$17,171	$18,751
09/20	$18,426	$16,546	$18,489
10/20	$18,512	$16,188	$18,511
11/20	$20,366	$18,158	$20,998
12/20	$21,390	$18,975	$22,005
01/21	$21,404	$18,890	$21,931
02/21	$22,116	$19,481	$22,306
03/21	$21,938	$20,179	$21,880
04/21	$23,112	$21,219	$23,110
05/21	$22,557	$21,316	$22,757
06/21	$24,152	$21,842	$24,303
07/21	$24,714	$22,211	$24,553
08/21	$25,397	$22,845	$25,346
09/21	$23,881	$21,820	$24,118
10/21	$25,938	$23,295	$25,809
11/21	$25,397	$22,941	$24,719
12/21	$24,917	$23,844	$24,806
01/22	$21,049	$22,441	$21,605
02/22	$20,824	$21,876	$21,342
03/22	$20,963	$22,585	$21,685
04/22	$18,157	$20,558	$19,243
05/22	$17,492	$20,531	$18,498
06/22	$16,162	$18,813	$17,116
07/22	$18,649	$20,578	$19,210
08/22	$18,088	$19,810	$18,581
09/22	$16,413	$17,973	$17,004
10/22	$17,665	$19,447	$18,340
11/22	$18,157	$20,462	$19,338
12/22	$17,129	$19,264	$18,177
01/23	$18,631	$20,591	$19,764
02/23	$18,467	$20,110	$19,568
03/23	$19,046	$20,647	$19,838
04/23	$18,752	$20,867	$19,551
05/23	$18,968	$20,949	$19,563
06/23	$20,591	$22,379	$21,075
07/23	$21,153	$23,181	$21,713
08/23	$20,211	$22,734	$20,997
09/23	$19,106	$21,651	$19,974
10/23	$18,044	$21,077	$18,955
11/23	$20,177	$23,042	$21,267
12/23	$21,455	$24,265	$22,879
01/24	$21,645	$24,534	$22,756
02/24	$23,406	$25,862	$24,467
03/24	$23,933	$26,696	$25,052
04/24	$22,413	$25,521	$23,597
05/24	$22,698	$26,727	$23,849
06/24	$23,052	$27,554	$24,247
07/24	$23,276	$28,066	$24,394
08/24	$23,561	$28,677	$25,000
09/24	$24,520	$29,271	$25,833
10/24	$24,830	$29,056	$26,284
11/24	$28,552	$30,989	$29,788
12/24	$26,542	$30,041	$27,936
01/25	$28,303	$30,990	$29,719
02/25	$26,610	$30,396	$28,025
03/25	$23,863	$28,623	$25,947
04/25	$24,656	$28,431	$26,819
05/25	$27,268	$30,233	$29,390
06/25	$29,841	$31,769	$30,670
07/25	$30,557	$32,469	$31,293
08/25	$30,818	$33,220	$31,606
09/25	$31,669	$34,366	$31,522
10/25	$32,327	$35,103	$31,434
11/25	$30,856	$35,199	$30,767
12/25	$30,556	$35,192	$30,355
01/26	$31,172	$35,738	$30,091
02/26	$31,940	$35,568	$30,329
03/26	$29,572	$33,800	$28,428
04/26	$32,967	$37,248	$30,267
05/26	$35,702	$39,135	$31,706
06/26	$37,465	$39,015	$32,563
07/26	$34,513	$38,833	$30,461
08/26	$35,010	$39,898	$31,238

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	13.61	6.63	13.35
Russell 3000® Index	20.10	11.80	14.84
Russell Midcap® Growth Index	(1.16)	4.27	12.06

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 2,314,312,681
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 14,922,003
InvestmentCompanyPortfolioTurnover	214.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$2,314,312,681
Total number of portfolio holdings	68
Management services fees (represents 0.75% of Fund average net assets)	$14,922,003
Portfolio turnover for the reporting period	214%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	31.6%
Industrials	13.9%
Health Care	13.7%
Consumer Discretionary	11.9%
Communication Services	8.9%
Energy	4.3%
Materials	3.6%
Financials	3.5%
Consumer Staples	2.2%
Utilities	0.3%

Asset Categories

Table Summary
Common Stocks	93.9%
Money Market Funds	7.1%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Snowflake, Inc., Class A	4.8%
Take-Two Interactive Software, Inc.	3.7%
Datadog, Inc., Class A	2.8%
Cloudflare, Inc.	2.7%
Targa Resources Corp.	2.3%
SharkNinja, Inc.	2.3%
Casey's General Stores, Inc.	2.2%
Lattice Semiconductor Corp.	2.1%
ICON PLC	2.1%
Argenx SE, ADR	2.1%

Material Fund Change [Text Block]
C000094669
Shareholder Report [Line Items]
Fund Name	Columbia Select Mid Cap Growth Fund
Class Name	Institutional 2 Class
Trading Symbol	CMGVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Select Mid Cap Growth Fund (the Fund) for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$88	0.82%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the information technology and industrials sectors boosted the Fund’s performance relative to the benchmark during the period.

Allocation | An overweight allocation to the materials sector contributed to relative performance.

Individual holdings | Positions in Kioxia Holdings, an electronic technology company, Carpenter Technology, a specialty metal company, and Lumentum Holdings, an electrical products company, were among the top contributors to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the materials and utilities sectors hurt the Fund’s performance relative to the benchmark during the period.

Allocation | An overweight allocation to the communication services sector detracted from relative performance.

Individual holdings | Positions in Spotify Technology, a digital music services company, Astera Labs, a semiconductor company, and Cloudflare, a technology services company, were among the top detractors from relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Select Mid Cap Growth Fund Institutional 2 Class ($35,210)	Russell 3000® Index ($39,898)	Russell Midcap® Growth Index ($31,238)
08/16	$10,000	$10,000	$10,000
09/16	$10,090	$10,016	$9,995
10/16	$9,718	$9,799	$9,589
11/16	$10,064	$10,238	$10,006
12/16	$10,042	$10,437	$10,041
01/17	$10,496	$10,634	$10,375
02/17	$10,795	$11,029	$10,674
03/17	$10,783	$11,037	$10,733
04/17	$10,962	$11,154	$10,892
05/17	$11,217	$11,268	$11,152
06/17	$11,229	$11,370	$11,185
07/17	$11,404	$11,584	$11,372
08/17	$11,440	$11,606	$11,452
09/17	$11,766	$11,889	$11,776
10/17	$12,077	$12,149	$12,106
11/17	$12,332	$12,518	$12,510
12/17	$12,355	$12,643	$12,578
01/18	$13,046	$13,309	$13,289
02/18	$12,486	$12,819	$12,872
03/18	$12,508	$12,561	$12,851
04/18	$12,540	$12,609	$12,730
05/18	$13,168	$12,965	$13,206
06/18	$13,262	$13,050	$13,257
07/18	$13,443	$13,483	$13,541
08/18	$14,026	$13,956	$14,322
09/18	$14,026	$13,979	$14,261
10/18	$12,590	$12,950	$12,849
11/18	$12,973	$13,209	$13,176
12/18	$11,726	$11,980	$11,980
01/19	$12,877	$13,008	$13,357
02/19	$13,585	$13,466	$14,140
03/19	$13,905	$13,662	$14,331
04/19	$14,725	$14,208	$14,975
05/19	$13,978	$13,289	$14,114
06/19	$14,804	$14,222	$15,105
07/19	$14,978	$14,433	$15,457
08/19	$14,461	$14,139	$15,176
09/19	$14,456	$14,387	$15,003
10/19	$14,826	$14,697	$15,281
11/19	$15,579	$15,256	$16,041
12/19	$15,859	$15,696	$16,229
01/20	$15,962	$15,679	$16,381
02/20	$14,934	$14,395	$15,252
03/20	$12,822	$12,416	$12,977
04/20	$14,605	$14,060	$15,009
05/20	$16,169	$14,812	$16,517
06/20	$16,553	$15,151	$16,904
07/20	$18,013	$16,011	$18,254
08/20	$18,372	$17,171	$18,751
09/20	$18,482	$16,546	$18,489
10/20	$18,567	$16,188	$18,511
11/20	$20,429	$18,158	$20,998
12/20	$21,459	$18,975	$22,005
01/21	$21,473	$18,890	$21,931
02/21	$22,184	$19,481	$22,306
03/21	$22,008	$20,179	$21,880
04/21	$23,185	$21,219	$23,110
05/21	$22,628	$21,316	$22,757
06/21	$24,227	$21,842	$24,303
07/21	$24,798	$22,211	$24,553
08/21	$25,488	$22,845	$25,346
09/21	$23,967	$21,820	$24,118
10/21	$26,031	$23,295	$25,809
11/21	$25,481	$22,941	$24,719
12/21	$25,005	$23,844	$24,806
01/22	$21,119	$22,441	$21,605
02/22	$20,897	$21,876	$21,342
03/22	$21,034	$22,585	$21,685
04/22	$18,230	$20,558	$19,243
05/22	$17,557	$20,531	$18,498
06/22	$16,227	$18,813	$17,116
07/22	$18,716	$20,578	$19,210
08/22	$18,162	$19,810	$18,581
09/22	$16,474	$17,973	$17,004
10/22	$17,736	$19,447	$18,340
11/22	$18,230	$20,462	$19,338
12/22	$17,199	$19,264	$18,177
01/23	$18,707	$20,591	$19,764
02/23	$18,545	$20,110	$19,568
03/23	$19,133	$20,647	$19,838
04/23	$18,826	$20,867	$19,551
05/23	$19,048	$20,949	$19,563
06/23	$20,684	$22,379	$21,075
07/23	$21,247	$23,181	$21,713
08/23	$20,301	$22,734	$20,997
09/23	$19,193	$21,651	$19,974
10/23	$18,119	$21,077	$18,955
11/23	$20,267	$23,042	$21,267
12/23	$21,554	$24,265	$22,879
01/24	$21,750	$24,534	$22,756
02/24	$23,514	$25,862	$24,467
03/24	$24,042	$26,696	$25,052
04/24	$22,525	$25,521	$23,597
05/24	$22,806	$26,727	$23,849
06/24	$23,164	$27,554	$24,247
07/24	$23,395	$28,066	$24,394
08/24	$23,676	$28,677	$25,000
09/24	$24,639	$29,271	$25,833
10/24	$24,954	$29,056	$26,284
11/24	$28,696	$30,989	$29,788
12/24	$26,681	$30,041	$27,936
01/25	$28,454	$30,990	$29,719
02/25	$26,747	$30,396	$28,025
03/25	$23,983	$28,623	$25,947
04/25	$24,784	$28,431	$26,819
05/25	$27,415	$30,233	$29,390
06/25	$29,998	$31,769	$30,670
07/25	$30,713	$32,469	$31,293
08/25	$30,989	$33,220	$31,606
09/25	$31,838	$34,366	$31,522
10/25	$32,505	$35,103	$31,434
11/25	$31,027	$35,199	$30,767
12/25	$30,722	$35,192	$30,355
01/26	$31,339	$35,738	$30,091
02/26	$32,115	$35,568	$30,329
03/26	$29,744	$33,800	$28,428
04/26	$33,157	$37,248	$30,267
05/26	$35,901	$39,135	$31,706
06/26	$37,677	$39,015	$32,563
07/26	$34,710	$38,833	$30,461
08/26	$35,210	$39,898	$31,238

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	13.62	6.68	13.41
Russell 3000® Index	20.10	11.80	14.84
Russell Midcap® Growth Index	(1.16)	4.27	12.06

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 2,314,312,681
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 14,922,003
InvestmentCompanyPortfolioTurnover	214.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$2,314,312,681
Total number of portfolio holdings	68
Management services fees (represents 0.75% of Fund average net assets)	$14,922,003
Portfolio turnover for the reporting period	214%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	31.6%
Industrials	13.9%
Health Care	13.7%
Consumer Discretionary	11.9%
Communication Services	8.9%
Energy	4.3%
Materials	3.6%
Financials	3.5%
Consumer Staples	2.2%
Utilities	0.3%

Asset Categories

Table Summary
Common Stocks	93.9%
Money Market Funds	7.1%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Snowflake, Inc., Class A	4.8%
Take-Two Interactive Software, Inc.	3.7%
Datadog, Inc., Class A	2.8%
Cloudflare, Inc.	2.7%
Targa Resources Corp.	2.3%
SharkNinja, Inc.	2.3%
Casey's General Stores, Inc.	2.2%
Lattice Semiconductor Corp.	2.1%
ICON PLC	2.1%
Argenx SE, ADR	2.1%

Material Fund Change [Text Block]
C000078986
Shareholder Report [Line Items]
Fund Name	Columbia Select Mid Cap Growth Fund
Class Name	Institutional 3 Class
Trading Symbol	CMGYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Select Mid Cap Growth Fund (the Fund) for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$82	0.77%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the information technology and industrials sectors boosted the Fund’s performance relative to the benchmark during the period.

Allocation | An overweight allocation to the materials sector contributed to relative performance.

Individual holdings | Positions in Kioxia Holdings, an electronic technology company, Carpenter Technology, a specialty metal company, and Lumentum Holdings, an electrical products company, were among the top contributors to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the materials and utilities sectors hurt the Fund’s performance relative to the benchmark during the period.

Allocation | An overweight allocation to the communication services sector detracted from relative performance.

Individual holdings | Positions in Spotify Technology, a digital music services company, Astera Labs, a semiconductor company, and Cloudflare, a technology services company, were among the top detractors from relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Select Mid Cap Growth Fund Institutional 3 Class ($35,387)	Russell 3000® Index ($39,898)	Russell Midcap® Growth Index ($31,238)
08/16	$10,000	$10,000	$10,000
09/16	$10,094	$10,016	$9,995
10/16	$9,718	$9,799	$9,589
11/16	$10,068	$10,238	$10,006
12/16	$10,043	$10,437	$10,041
01/17	$10,497	$10,634	$10,375
02/17	$10,796	$11,029	$10,674
03/17	$10,788	$11,037	$10,733
04/17	$10,967	$11,154	$10,892
05/17	$11,222	$11,268	$11,152
06/17	$11,234	$11,370	$11,185
07/17	$11,409	$11,584	$11,372
08/17	$11,445	$11,606	$11,452
09/17	$11,772	$11,889	$11,776
10/17	$12,086	$12,149	$12,106
11/17	$12,337	$12,518	$12,510
12/17	$12,366	$12,643	$12,578
01/18	$13,053	$13,309	$13,289
02/18	$12,493	$12,819	$12,872
03/18	$12,515	$12,561	$12,851
04/18	$12,547	$12,609	$12,730
05/18	$13,180	$12,965	$13,206
06/18	$13,270	$13,050	$13,257
07/18	$13,455	$13,483	$13,541
08/18	$14,038	$13,956	$14,322
09/18	$14,043	$13,979	$14,261
10/18	$12,601	$12,950	$12,849
11/18	$12,985	$13,209	$13,176
12/18	$11,741	$11,980	$11,980
01/19	$12,894	$13,008	$13,357
02/19	$13,602	$13,466	$14,140
03/19	$13,922	$13,662	$14,331
04/19	$14,743	$14,208	$14,975
05/19	$13,995	$13,289	$14,114
06/19	$14,821	$14,222	$15,105
07/19	$14,996	$14,433	$15,457
08/19	$14,484	$14,139	$15,176
09/19	$14,479	$14,387	$15,003
10/19	$14,850	$14,697	$15,281
11/19	$15,603	$15,256	$16,041
12/19	$15,883	$15,696	$16,229
01/20	$15,987	$15,679	$16,381
02/20	$14,957	$14,395	$15,252
03/20	$12,844	$12,416	$12,977
04/20	$14,629	$14,060	$15,009
05/20	$16,200	$14,812	$16,517
06/20	$16,584	$15,151	$16,904
07/20	$18,045	$16,011	$18,254
08/20	$18,404	$17,171	$18,751
09/20	$18,520	$16,546	$18,489
10/20	$18,605	$16,188	$18,511
11/20	$20,475	$18,158	$20,998
12/20	$21,506	$18,975	$22,005
01/21	$21,520	$18,890	$21,931
02/21	$22,232	$19,481	$22,306
03/21	$22,063	$20,179	$21,880
04/21	$23,240	$21,219	$23,110
05/21	$22,683	$21,316	$22,757
06/21	$24,284	$21,842	$24,303
07/21	$24,855	$22,211	$24,553
08/21	$25,546	$22,845	$25,346
09/21	$24,023	$21,820	$24,118
10/21	$26,096	$23,295	$25,809
11/21	$25,546	$22,941	$24,719
12/21	$25,070	$23,844	$24,806
01/22	$21,180	$22,441	$21,605
02/22	$20,950	$21,876	$21,342
03/22	$21,095	$22,585	$21,685
04/22	$18,280	$20,558	$19,243
05/22	$17,606	$20,531	$18,498
06/22	$16,275	$18,813	$17,116
07/22	$18,774	$20,578	$19,210
08/22	$18,211	$19,810	$18,581
09/22	$16,523	$17,973	$17,004
10/22	$17,794	$19,447	$18,340
11/22	$18,280	$20,462	$19,338
12/22	$17,256	$19,264	$18,177
01/23	$18,766	$20,591	$19,764
02/23	$18,604	$20,110	$19,568
03/23	$19,192	$20,647	$19,838
04/23	$18,894	$20,867	$19,551
05/23	$19,116	$20,949	$19,563
06/23	$20,753	$22,379	$21,075
07/23	$21,316	$23,181	$21,713
08/23	$20,370	$22,734	$20,997
09/23	$19,261	$21,651	$19,974
10/23	$18,186	$21,077	$18,955
11/23	$20,344	$23,042	$21,267
12/23	$21,641	$24,265	$22,879
01/24	$21,828	$24,534	$22,756
02/24	$23,611	$25,862	$24,467
03/24	$24,140	$26,696	$25,052
04/24	$22,613	$25,521	$23,597
05/24	$22,894	$26,727	$23,849
06/24	$23,261	$27,554	$24,247
07/24	$23,483	$28,066	$24,394
08/24	$23,773	$28,677	$25,000
09/24	$24,737	$29,271	$25,833
10/24	$25,061	$29,056	$26,284
11/24	$28,823	$30,989	$29,788
12/24	$26,797	$30,041	$27,936
01/25	$28,572	$30,990	$29,719
02/25	$26,864	$30,396	$28,025
03/25	$24,088	$28,623	$25,947
04/25	$24,889	$28,431	$26,819
05/25	$27,532	$30,233	$29,390
06/25	$30,136	$31,769	$30,670
07/25	$30,861	$32,469	$31,293
08/25	$31,128	$33,220	$31,606
09/25	$31,987	$34,366	$31,522
10/25	$32,655	$35,103	$31,434
11/25	$31,166	$35,199	$30,767
12/25	$30,864	$35,192	$30,355
01/26	$31,492	$35,738	$30,091
02/26	$32,269	$35,568	$30,329
03/26	$29,885	$33,800	$28,428
04/26	$33,323	$37,248	$30,267
05/26	$36,079	$39,135	$31,706
06/26	$37,867	$39,015	$32,563
07/26	$34,887	$38,833	$30,461
08/26	$35,387	$39,898	$31,238

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	13.68	6.73	13.47
Russell 3000® Index	20.10	11.80	14.84
Russell Midcap® Growth Index	(1.16)	4.27	12.06

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 2,314,312,681
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 14,922,003
InvestmentCompanyPortfolioTurnover	214.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$2,314,312,681
Total number of portfolio holdings	68
Management services fees (represents 0.75% of Fund average net assets)	$14,922,003
Portfolio turnover for the reporting period	214%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	31.6%
Industrials	13.9%
Health Care	13.7%
Consumer Discretionary	11.9%
Communication Services	8.9%
Energy	4.3%
Materials	3.6%
Financials	3.5%
Consumer Staples	2.2%
Utilities	0.3%

Asset Categories

Table Summary
Common Stocks	93.9%
Money Market Funds	7.1%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Snowflake, Inc., Class A	4.8%
Take-Two Interactive Software, Inc.	3.7%
Datadog, Inc., Class A	2.8%
Cloudflare, Inc.	2.7%
Targa Resources Corp.	2.3%
SharkNinja, Inc.	2.3%
Casey's General Stores, Inc.	2.2%
Lattice Semiconductor Corp.	2.1%
ICON PLC	2.1%
Argenx SE, ADR	2.1%

Material Fund Change [Text Block]
C000253714
Shareholder Report [Line Items]
Fund Name	Columbia Select Mid Cap Growth Fund
Class Name	Class S
Trading Symbol	CLSDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Select Mid Cap Growth Fund (the Fund) for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$92	0.86%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the information technology and industrials sectors boosted the Fund’s performance relative to the benchmark during the period.

Allocation | An overweight allocation to the materials sector contributed to relative performance.

Individual holdings | Positions in Kioxia Holdings, an electronic technology company, Carpenter Technology, a specialty metal company, and Lumentum Holdings, an electrical products company, were among the top contributors to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the materials and utilities sectors hurt the Fund’s performance relative to the benchmark during the period.

Allocation | An overweight allocation to the communication services sector detracted from relative performance.

Individual holdings | Positions in Spotify Technology, a digital music services company, Astera Labs, a semiconductor company, and Cloudflare, a technology services company, were among the top detractors from relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Select Mid Cap Growth Fund Class S ($35,006)	Russell 3000® Index ($39,898)	Russell Midcap® Growth Index ($31,238)
08/16	$10,000	$10,000	$10,000
09/16	$10,094	$10,016	$9,995
10/16	$9,717	$9,799	$9,589
11/16	$10,064	$10,238	$10,006
12/16	$10,043	$10,437	$10,041
01/17	$10,492	$10,634	$10,375
02/17	$10,788	$11,029	$10,674
03/17	$10,780	$11,037	$10,733
04/17	$10,957	$11,154	$10,892
05/17	$11,209	$11,268	$11,152
06/17	$11,221	$11,370	$11,185
07/17	$11,393	$11,584	$11,372
08/17	$11,429	$11,606	$11,452
09/17	$11,754	$11,889	$11,776
10/17	$12,067	$12,149	$12,106
11/17	$12,319	$12,518	$12,510
12/17	$12,341	$12,643	$12,578
01/18	$13,028	$13,309	$13,289
02/18	$12,469	$12,819	$12,872
03/18	$12,491	$12,561	$12,851
04/18	$12,523	$12,609	$12,730
05/18	$13,150	$12,965	$13,206
06/18	$13,241	$13,050	$13,257
07/18	$13,419	$13,483	$13,541
08/18	$14,000	$13,956	$14,322
09/18	$14,005	$13,979	$14,261
10/18	$12,569	$12,950	$12,849
11/18	$12,950	$13,209	$13,176
12/18	$11,702	$11,980	$11,980
01/19	$12,851	$13,008	$13,357
02/19	$13,559	$13,466	$14,140
03/19	$13,876	$13,662	$14,331
04/19	$14,691	$14,208	$14,975
05/19	$13,949	$13,289	$14,114
06/19	$14,770	$14,222	$15,105
07/19	$14,940	$14,433	$15,457
08/19	$14,430	$14,139	$15,176
09/19	$14,419	$14,387	$15,003
10/19	$14,793	$14,697	$15,281
11/19	$15,540	$15,256	$16,041
12/19	$15,817	$15,696	$16,229
01/20	$15,921	$15,679	$16,381
02/20	$14,889	$14,395	$15,252
03/20	$12,790	$12,416	$12,977
04/20	$14,564	$14,060	$15,009
05/20	$16,124	$14,812	$16,517
06/20	$16,504	$15,151	$16,904
07/20	$17,959	$16,011	$18,254
08/20	$18,316	$17,171	$18,751
09/20	$18,426	$16,546	$18,489
10/20	$18,512	$16,188	$18,511
11/20	$20,366	$18,158	$20,998
12/20	$21,390	$18,975	$22,005
01/21	$21,404	$18,890	$21,931
02/21	$22,116	$19,481	$22,306
03/21	$21,938	$20,179	$21,880
04/21	$23,112	$21,219	$23,110
05/21	$22,557	$21,316	$22,757
06/21	$24,152	$21,842	$24,303
07/21	$24,714	$22,211	$24,553
08/21	$25,397	$22,845	$25,346
09/21	$23,881	$21,820	$24,118
10/21	$25,938	$23,295	$25,809
11/21	$25,397	$22,941	$24,719
12/21	$24,917	$23,844	$24,806
01/22	$21,049	$22,441	$21,605
02/22	$20,824	$21,876	$21,342
03/22	$20,963	$22,585	$21,685
04/22	$18,157	$20,558	$19,243
05/22	$17,492	$20,531	$18,498
06/22	$16,162	$18,813	$17,116
07/22	$18,649	$20,578	$19,210
08/22	$18,088	$19,810	$18,581
09/22	$16,413	$17,973	$17,004
10/22	$17,665	$19,447	$18,340
11/22	$18,157	$20,462	$19,338
12/22	$17,129	$19,264	$18,177
01/23	$18,631	$20,591	$19,764
02/23	$18,467	$20,110	$19,568
03/23	$19,046	$20,647	$19,838
04/23	$18,752	$20,867	$19,551
05/23	$18,968	$20,949	$19,563
06/23	$20,591	$22,379	$21,075
07/23	$21,153	$23,181	$21,713
08/23	$20,211	$22,734	$20,997
09/23	$19,106	$21,651	$19,974
10/23	$18,044	$21,077	$18,955
11/23	$20,177	$23,042	$21,267
12/23	$21,455	$24,265	$22,879
01/24	$21,645	$24,534	$22,756
02/24	$23,406	$25,862	$24,467
03/24	$23,933	$26,696	$25,052
04/24	$22,413	$25,521	$23,597
05/24	$22,698	$26,727	$23,849
06/24	$23,052	$27,554	$24,247
07/24	$23,276	$28,066	$24,394
08/24	$23,561	$28,677	$25,000
09/24	$24,520	$29,271	$25,833
10/24	$24,839	$29,056	$26,284
11/24	$28,560	$30,989	$29,788
12/24	$26,551	$30,041	$27,936
01/25	$28,311	$30,990	$29,719
02/25	$26,609	$30,396	$28,025
03/25	$23,862	$28,623	$25,947
04/25	$24,655	$28,431	$26,819
05/25	$27,267	$30,233	$29,390
06/25	$29,840	$31,769	$30,670
07/25	$30,555	$32,469	$31,293
08/25	$30,817	$33,220	$31,606
09/25	$31,668	$34,366	$31,522
10/25	$32,325	$35,103	$31,434
11/25	$30,855	$35,199	$30,767
12/25	$30,552	$35,192	$30,355
01/26	$31,168	$35,738	$30,091
02/26	$31,947	$35,568	$30,329
03/26	$29,579	$33,800	$28,428
04/26	$32,974	$37,248	$30,267
05/26	$35,709	$39,135	$31,706
06/26	$37,460	$39,015	$32,563
07/26	$34,509	$38,833	$30,461
08/26	$35,006	$39,898	$31,238

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class SFootnote Reference(a)	13.60	6.63	13.35
Russell 3000® Index	20.10	11.80	14.84
Russell Midcap® Growth Index	(1.16)	4.27	12.06

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 2,314,312,681
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 14,922,003
InvestmentCompanyPortfolioTurnover	214.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$2,314,312,681
Total number of portfolio holdings	68
Management services fees (represents 0.75% of Fund average net assets)	$14,922,003
Portfolio turnover for the reporting period	214%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	31.6%
Industrials	13.9%
Health Care	13.7%
Consumer Discretionary	11.9%
Communication Services	8.9%
Energy	4.3%
Materials	3.6%
Financials	3.5%
Consumer Staples	2.2%
Utilities	0.3%

Asset Categories

Table Summary
Common Stocks	93.9%
Money Market Funds	7.1%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Snowflake, Inc., Class A	4.8%
Take-Two Interactive Software, Inc.	3.7%
Datadog, Inc., Class A	2.8%
Cloudflare, Inc.	2.7%
Targa Resources Corp.	2.3%
SharkNinja, Inc.	2.3%
Casey's General Stores, Inc.	2.2%
Lattice Semiconductor Corp.	2.1%
ICON PLC	2.1%
Argenx SE, ADR	2.1%

Material Fund Change [Text Block]
C000032868
Shareholder Report [Line Items]
Fund Name	Columbia Small Cap Growth Fund
Class Name	Class A
Trading Symbol	CGOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Small Cap Growth Fund (the Fund) for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$134	1.18%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the information technology and health care sectors boosted the Fund’s performance relative to the benchmark during the annual period.

Allocation | An underweight allocation to the information technology sector contributed to relative performance.

Individual holdings | Positions in Lumentum Holdings, an electrical products company, Hut 8, a data processing services company, and SiTime Corp, a semiconductor company, were among the top contributors to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the consumer discretionary and energy sectors hurt the Fund’s performance relative to the benchmark during the period.

Allocation | An overweight allocation to the consumer discretionary sector detracted from relative performance.

Individual holdings | Positions in Ollie’s Bargain Outlet Holdings, a department store company, Karman Holdings, an aerospace & defense company, and Modine Manufacturing, an industrial machinery company, were among the top detractors from relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Small Cap Growth Fund Class A (including sales charges) ($40,807)	Russell 3000® Index ($39,898)	Russell 2000® Growth Index ($27,528)
08/16	$9,427	$10,000	$10,000
09/16	$9,618	$10,016	$10,144
10/16	$9,133	$9,799	$9,514
11/16	$9,896	$10,238	$10,365
12/16	$9,916	$10,437	$10,506
01/17	$10,249	$10,634	$10,677
02/17	$10,486	$11,029	$10,939
03/17	$10,569	$11,037	$11,068
04/17	$10,943	$11,154	$11,272
05/17	$11,049	$11,268	$11,169
06/17	$11,292	$11,370	$11,554
07/17	$11,470	$11,584	$11,652
08/17	$11,542	$11,606	$11,639
09/17	$12,105	$11,889	$12,272
10/17	$12,467	$12,149	$12,462
11/17	$12,532	$12,518	$12,820
12/17	$12,736	$12,643	$12,835
01/18	$13,219	$13,309	$13,335
02/18	$12,925	$12,819	$12,956
03/18	$13,079	$12,561	$13,130
04/18	$12,939	$12,609	$13,143
05/18	$13,715	$12,965	$13,970
06/18	$13,883	$13,050	$14,080
07/18	$14,002	$13,483	$14,322
08/18	$15,422	$13,956	$15,213
09/18	$15,436	$13,979	$14,857
10/18	$13,456	$12,950	$12,977
11/18	$13,939	$13,209	$13,180
12/18	$12,439	$11,980	$11,640
01/19	$14,343	$13,008	$12,985
02/19	$15,253	$13,466	$13,823
03/19	$15,237	$13,662	$13,636
04/19	$15,751	$14,208	$14,051
05/19	$15,161	$13,289	$13,009
06/19	$16,602	$14,222	$14,011
07/19	$16,922	$14,433	$14,148
08/19	$16,619	$14,139	$13,537
09/19	$15,928	$14,387	$13,426
10/19	$16,164	$14,697	$13,808
11/19	$17,428	$15,256	$14,621
12/19	$17,491	$15,696	$14,956
01/20	$17,860	$15,679	$14,791
02/20	$17,150	$14,395	$13,723
03/20	$14,207	$12,416	$11,103
04/20	$17,168	$14,060	$12,756
05/20	$19,604	$14,812	$13,962
06/20	$20,960	$15,151	$14,498
07/20	$22,178	$16,011	$14,996
08/20	$23,109	$17,171	$15,876
09/20	$23,192	$16,546	$15,536
10/20	$23,414	$16,188	$15,654
11/20	$27,445	$18,158	$18,414
12/20	$29,697	$18,975	$20,135
01/21	$31,197	$18,890	$21,106
02/21	$32,489	$19,481	$21,803
03/21	$30,363	$20,179	$21,117
04/21	$31,446	$21,219	$21,578
05/21	$30,392	$21,316	$20,961
06/21	$32,102	$21,842	$21,944
07/21	$31,655	$22,211	$21,145
08/21	$32,499	$22,845	$21,529
09/21	$31,028	$21,820	$20,704
10/21	$32,132	$23,295	$21,673
11/21	$28,862	$22,941	$20,615
12/21	$28,828	$23,844	$20,706
01/22	$24,055	$22,441	$17,931
02/22	$24,099	$21,876	$18,009
03/22	$23,713	$22,585	$18,092
04/22	$20,174	$20,558	$15,872
05/22	$19,149	$20,531	$15,572
06/22	$17,418	$18,813	$14,608
07/22	$19,777	$20,578	$16,244
08/22	$19,469	$19,810	$16,091
09/22	$17,650	$17,973	$14,644
10/22	$18,697	$19,447	$16,033
11/22	$19,469	$20,462	$16,295
12/22	$18,223	$19,264	$15,249
01/23	$20,207	$20,591	$16,765
02/23	$19,777	$20,110	$16,584
03/23	$20,185	$20,647	$16,175
04/23	$20,097	$20,867	$15,987
05/23	$20,196	$20,949	$15,990
06/23	$22,004	$22,379	$17,315
07/23	$22,677	$23,181	$18,125
08/23	$22,633	$22,734	$17,181
09/23	$20,858	$21,651	$16,048
10/23	$19,546	$21,077	$14,810
11/23	$20,758	$23,042	$16,159
12/23	$22,941	$24,265	$18,094
01/24	$22,522	$24,534	$17,514
02/24	$25,036	$25,862	$18,936
03/24	$26,017	$26,696	$19,466
04/24	$24,319	$25,521	$17,967
05/24	$25,521	$26,727	$18,929
06/24	$25,201	$27,554	$18,897
07/24	$26,612	$28,066	$20,444
08/24	$26,778	$28,677	$20,218
09/24	$27,373	$29,271	$20,487
10/24	$27,494	$29,056	$20,215
11/24	$30,581	$30,989	$22,693
12/24	$28,431	$30,041	$20,836
01/25	$29,622	$30,990	$21,494
02/25	$27,373	$30,396	$20,039
03/25	$24,915	$28,623	$18,520
04/25	$24,595	$28,431	$18,401
05/25	$26,667	$30,233	$19,582
06/25	$29,016	$31,769	$20,736
07/25	$30,041	$32,469	$21,089
08/25	$32,036	$33,220	$22,336
09/25	$33,106	$34,366	$23,264
10/25	$34,682	$35,103	$24,017
11/25	$35,487	$35,199	$23,853
12/25	$34,517	$35,192	$23,547
01/26	$36,440	$35,738	$24,483
02/26	$36,347	$35,568	$24,424
03/26	$33,174	$33,800	$22,886
04/26	$38,988	$37,248	$26,248
05/26	$42,405	$39,135	$27,781
06/26	$44,930	$39,015	$28,769
07/26	$40,795	$38,833	$27,083
08/26	$40,807	$39,898	$27,528

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	27.38	4.66	15.78
Class A (including sales charges)	20.06	3.43	15.10
Russell 3000® Index	20.10	11.80	14.84
Russell 2000® Growth Index	23.25	5.04	10.66

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 3,523,383,703
Holdings Count | Holding	118
Advisory Fees Paid, Amount	$ 25,318,711
InvestmentCompanyPortfolioTurnover	180.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$3,523,383,703
Total number of portfolio holdings	118
Management services fees (represents 0.79% of Fund average net assets)	$25,318,711
Portfolio turnover for the reporting period	180%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Health Care	27.5%
Information Technology	21.6%
Industrials	18.1%
Consumer Discretionary	10.9%
Communication Services	5.7%
Financials	5.4%
Energy	4.8%
Materials	2.6%
Consumer Staples	1.4%
Utilities	0.2%

Asset Categories

Table Summary
Common Stocks	98.2%
Money Market Funds	1.0%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Guardant Health, Inc.	2.9%
Brinker International, Inc.	2.4%
Sphere Entertainment Co.	2.4%
Charles River Laboratories International, Inc.	2.3%
ICON PLC	2.2%
DigitalOcean Holdings, Inc.	2.2%
Karman Holdings, Inc.	2.2%
Rush Street Interactive, Inc.	2.1%
InterDigital, Inc.	2.1%
Repligen Corp.	2.0%

Material Fund Change [Text Block]
C000032870
Shareholder Report [Line Items]
Fund Name	Columbia Small Cap Growth Fund
Class Name	Class C
Trading Symbol	CGOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Small Cap Growth Fund (the Fund) for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$218	1.93%

Expenses Paid, Amount	$ 218
Expense Ratio, Percent	1.93%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the information technology and health care sectors boosted the Fund’s performance relative to the benchmark during the annual period.

Allocation | An underweight allocation to the information technology sector contributed to relative performance.

Individual holdings | Positions in Lumentum Holdings, an electrical products company, Hut 8, a data processing services company, and SiTime Corp, a semiconductor company, were among the top contributors to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the consumer discretionary and energy sectors hurt the Fund’s performance relative to the benchmark during the period.

Allocation | An overweight allocation to the consumer discretionary sector detracted from relative performance.

Individual holdings | Positions in Ollie’s Bargain Outlet Holdings, a department store company, Karman Holdings, an aerospace & defense company, and Modine Manufacturing, an industrial machinery company, were among the top detractors from relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Small Cap Growth Fund Class C (including sales charges) ($40,133)	Russell 3000® Index ($39,898)	Russell 2000® Growth Index ($27,528)
08/16	$10,000	$10,000	$10,000
09/16	$10,197	$10,016	$10,144
10/16	$9,668	$9,799	$9,514
11/16	$10,475	$10,238	$10,365
12/16	$10,491	$10,437	$10,506
01/17	$10,833	$10,634	$10,677
02/17	$11,078	$11,029	$10,939
03/17	$11,160	$11,037	$11,068
04/17	$11,546	$11,154	$11,272
05/17	$11,650	$11,268	$11,169
06/17	$11,896	$11,370	$11,554
07/17	$12,081	$11,584	$11,652
08/17	$12,148	$11,606	$11,639
09/17	$12,728	$11,889	$12,272
10/17	$13,107	$12,149	$12,462
11/17	$13,166	$12,518	$12,820
12/17	$13,366	$12,643	$12,835
01/18	$13,869	$13,309	$13,335
02/18	$13,546	$12,819	$12,956
03/18	$13,708	$12,561	$13,130
04/18	$13,546	$12,609	$13,143
05/18	$14,354	$12,965	$13,970
06/18	$14,516	$13,050	$14,080
07/18	$14,633	$13,483	$14,322
08/18	$16,106	$13,956	$15,213
09/18	$16,115	$13,979	$14,857
10/18	$14,040	$12,950	$12,977
11/18	$14,525	$13,209	$13,180
12/18	$12,957	$11,980	$11,640
01/19	$14,933	$13,008	$12,985
02/19	$15,876	$13,466	$13,823
03/19	$15,842	$13,662	$13,636
04/19	$16,370	$14,208	$14,051
05/19	$15,752	$13,289	$13,009
06/19	$17,223	$14,222	$14,011
07/19	$17,549	$14,433	$14,148
08/19	$17,223	$14,139	$13,537
09/19	$16,493	$14,387	$13,426
10/19	$16,729	$14,697	$13,808
11/19	$18,031	$15,256	$14,621
12/19	$18,083	$15,696	$14,956
01/20	$18,458	$15,679	$14,791
02/20	$17,720	$14,395	$13,723
03/20	$14,656	$12,416	$11,103
04/20	$17,707	$14,060	$12,756
05/20	$20,208	$14,812	$13,962
06/20	$21,597	$15,151	$14,498
07/20	$22,835	$16,011	$14,996
08/20	$23,772	$17,171	$15,876
09/20	$23,848	$16,546	$15,536
10/20	$24,060	$16,188	$15,654
11/20	$28,187	$18,158	$18,414
12/20	$30,470	$18,975	$20,135
01/21	$31,991	$18,890	$21,106
02/21	$33,306	$19,481	$21,803
03/21	$31,100	$20,179	$21,117
04/21	$32,183	$21,219	$21,578
05/21	$31,087	$21,316	$20,961
06/21	$32,827	$21,842	$21,944
07/21	$32,333	$22,211	$21,145
08/21	$33,183	$22,845	$21,529
09/21	$31,662	$21,820	$20,704
10/21	$32,772	$23,295	$21,673
11/21	$29,415	$22,941	$20,615
12/21	$29,356	$23,844	$20,706
01/22	$24,484	$22,441	$17,931
02/22	$24,515	$21,876	$18,009
03/22	$24,108	$22,585	$18,092
04/22	$20,489	$20,558	$15,872
05/22	$19,440	$20,531	$15,572
06/22	$17,670	$18,813	$14,608
07/22	$20,051	$20,578	$16,244
08/22	$19,722	$19,810	$16,091
09/22	$17,873	$17,973	$14,644
10/22	$18,923	$19,447	$16,033
11/22	$19,690	$20,462	$16,295
12/22	$18,422	$19,264	$15,249
01/23	$20,411	$20,591	$16,765
02/23	$19,972	$20,110	$16,584
03/23	$20,364	$20,647	$16,175
04/23	$20,270	$20,867	$15,987
05/23	$20,348	$20,949	$15,990
06/23	$22,165	$22,379	$17,315
07/23	$22,823	$23,181	$18,125
08/23	$22,761	$22,734	$17,181
09/23	$20,975	$21,651	$16,048
10/23	$19,643	$21,077	$14,810
11/23	$20,850	$23,042	$16,159
12/23	$23,011	$24,265	$18,094
01/24	$22,573	$24,534	$17,514
02/24	$25,095	$25,862	$18,936
03/24	$26,066	$26,696	$19,466
04/24	$24,343	$25,521	$17,967
05/24	$25,518	$26,727	$18,929
06/24	$25,189	$27,554	$18,897
07/24	$26,583	$28,066	$20,444
08/24	$26,740	$28,677	$20,218
09/24	$27,319	$29,271	$20,487
10/24	$27,413	$29,056	$20,215
11/24	$30,483	$30,989	$22,693
12/24	$28,322	$30,041	$20,836
01/25	$29,481	$30,990	$21,494
02/25	$27,225	$30,396	$20,039
03/25	$24,766	$28,623	$18,520
04/25	$24,437	$28,431	$18,401
05/25	$26,473	$30,233	$19,582
06/25	$28,792	$31,769	$20,736
07/25	$29,778	$32,469	$21,089
08/25	$31,752	$33,220	$22,336
09/25	$32,786	$34,366	$23,264
10/25	$34,321	$35,103	$24,017
11/25	$35,104	$35,199	$23,853
12/25	$34,129	$35,192	$23,547
01/26	$35,992	$35,738	$24,483
02/26	$35,875	$35,568	$24,424
03/26	$32,732	$33,800	$22,886
04/26	$38,437	$37,248	$26,248
05/26	$41,796	$39,135	$27,781
06/26	$44,258	$39,015	$28,769
07/26	$40,150	$38,833	$27,083
08/26	$40,133	$39,898	$27,528

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	26.39	3.88	14.91
Class C (including sales charges)	25.39	3.88	14.91
Russell 3000® Index	20.10	11.80	14.84
Russell 2000® Growth Index	23.25	5.04	10.66

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 3,523,383,703
Holdings Count | Holding	118
Advisory Fees Paid, Amount	$ 25,318,711
InvestmentCompanyPortfolioTurnover	180.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$3,523,383,703
Total number of portfolio holdings	118
Management services fees (represents 0.79% of Fund average net assets)	$25,318,711
Portfolio turnover for the reporting period	180%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Health Care	27.5%
Information Technology	21.6%
Industrials	18.1%
Consumer Discretionary	10.9%
Communication Services	5.7%
Financials	5.4%
Energy	4.8%
Materials	2.6%
Consumer Staples	1.4%
Utilities	0.2%

Asset Categories

Table Summary
Common Stocks	98.2%
Money Market Funds	1.0%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Guardant Health, Inc.	2.9%
Brinker International, Inc.	2.4%
Sphere Entertainment Co.	2.4%
Charles River Laboratories International, Inc.	2.3%
ICON PLC	2.2%
DigitalOcean Holdings, Inc.	2.2%
Karman Holdings, Inc.	2.2%
Rush Street Interactive, Inc.	2.1%
InterDigital, Inc.	2.1%
Repligen Corp.	2.0%

Material Fund Change [Text Block]
C000032871
Shareholder Report [Line Items]
Fund Name	Columbia Small Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	CMSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Small Cap Growth Fund (the Fund) for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$106	0.93%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the information technology and health care sectors boosted the Fund’s performance relative to the benchmark during the annual period.

Allocation | An underweight allocation to the information technology sector contributed to relative performance.

Individual holdings | Positions in Lumentum Holdings, an electrical products company, Hut 8, a data processing services company, and SiTime Corp, a semiconductor company, were among the top contributors to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the consumer discretionary and energy sectors hurt the Fund’s performance relative to the benchmark during the period.

Allocation | An overweight allocation to the consumer discretionary sector detracted from relative performance.

Individual holdings | Positions in Ollie’s Bargain Outlet Holdings, a department store company, Karman Holdings, an aerospace & defense company, and Modine Manufacturing, an industrial machinery company, were among the top detractors from relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Small Cap Growth Fund Institutional Class ($44,371)	Russell 3000® Index ($39,898)	Russell 2000® Growth Index ($27,528)
08/16	$10,000	$10,000	$10,000
09/16	$10,204	$10,016	$10,144
10/16	$9,691	$9,799	$9,514
11/16	$10,502	$10,238	$10,365
12/16	$10,523	$10,437	$10,506
01/17	$10,882	$10,634	$10,677
02/17	$11,140	$11,029	$10,939
03/17	$11,223	$11,037	$11,068
04/17	$11,625	$11,154	$11,272
05/17	$11,744	$11,268	$11,169
06/17	$11,996	$11,370	$11,554
07/17	$12,194	$11,584	$11,652
08/17	$12,272	$11,606	$11,639
09/17	$12,870	$11,889	$12,272
10/17	$13,266	$12,149	$12,462
11/17	$13,332	$12,518	$12,820
12/17	$13,549	$12,643	$12,835
01/18	$14,068	$13,309	$13,335
02/18	$13,760	$12,819	$12,956
03/18	$13,921	$12,561	$13,130
04/18	$13,774	$12,609	$13,143
05/18	$14,609	$12,965	$13,970
06/18	$14,791	$13,050	$14,080
07/18	$14,918	$13,483	$14,322
08/18	$16,433	$13,956	$15,213
09/18	$16,454	$13,979	$14,857
10/18	$14,349	$12,950	$12,977
11/18	$14,861	$13,209	$13,180
12/18	$13,271	$11,980	$11,640
01/19	$15,307	$13,008	$12,985
02/19	$16,279	$13,466	$13,823
03/19	$16,262	$13,662	$13,636
04/19	$16,815	$14,208	$14,051
05/19	$16,186	$13,289	$13,009
06/19	$17,728	$14,222	$14,011
07/19	$18,072	$14,433	$14,148
08/19	$17,762	$14,139	$13,537
09/19	$17,016	$14,387	$13,426
10/19	$17,276	$14,697	$13,808
11/19	$18,633	$15,256	$14,621
12/19	$18,704	$15,696	$14,956
01/20	$19,106	$15,679	$14,791
02/20	$18,348	$14,395	$13,723
03/20	$15,197	$12,416	$11,103
04/20	$18,376	$14,060	$12,756
05/20	$20,988	$14,812	$13,962
06/20	$22,440	$15,151	$14,498
07/20	$23,746	$16,011	$14,996
08/20	$24,750	$17,171	$15,876
09/20	$24,851	$16,546	$15,536
10/20	$25,088	$16,188	$15,654
11/20	$29,417	$18,158	$18,414
12/20	$31,831	$18,975	$20,135
01/21	$33,448	$18,890	$21,106
02/21	$34,839	$19,481	$21,803
03/21	$32,575	$20,179	$21,117
04/21	$33,732	$21,219	$21,578
05/21	$32,605	$21,316	$20,961
06/21	$34,457	$21,842	$21,944
07/21	$33,977	$22,211	$21,145
08/21	$34,898	$22,845	$21,529
09/21	$33,320	$21,820	$20,704
10/21	$34,516	$23,295	$21,673
11/21	$31,007	$22,941	$20,615
12/21	$30,980	$23,844	$20,706
01/22	$25,853	$22,441	$17,931
02/22	$25,907	$21,876	$18,009
03/22	$25,497	$22,585	$18,092
04/22	$21,697	$20,558	$15,872
05/22	$20,596	$20,531	$15,572
06/22	$18,739	$18,813	$14,608
07/22	$21,287	$20,578	$16,244
08/22	$20,952	$19,810	$16,091
09/22	$18,998	$17,973	$14,644
10/22	$20,142	$19,447	$16,033
11/22	$20,974	$20,462	$16,295
12/22	$19,635	$19,264	$15,249
01/23	$21,772	$20,591	$16,765
02/23	$21,308	$20,110	$16,584
03/23	$21,762	$20,647	$16,175
04/23	$21,675	$20,867	$15,987
05/23	$21,783	$20,949	$15,990
06/23	$23,737	$22,379	$17,315
07/23	$24,460	$23,181	$18,125
08/23	$24,417	$22,734	$17,181
09/23	$22,517	$21,651	$16,048
10/23	$21,103	$21,077	$14,810
11/23	$22,420	$23,042	$16,159
12/23	$24,773	$24,265	$18,094
01/24	$24,331	$24,534	$17,514
02/24	$27,051	$25,862	$18,936
03/24	$28,120	$26,696	$19,466
04/24	$26,285	$25,521	$17,967
05/24	$27,591	$26,727	$18,929
06/24	$27,245	$27,554	$18,897
07/24	$28,778	$28,066	$20,444
08/24	$28,972	$28,677	$20,218
09/24	$29,620	$29,271	$20,487
10/24	$29,760	$29,056	$20,215
11/24	$33,107	$30,989	$22,693
12/24	$30,786	$30,041	$20,836
01/25	$32,070	$30,990	$21,494
02/25	$29,652	$30,396	$20,039
03/25	$26,997	$28,623	$18,520
04/25	$26,652	$28,431	$18,401
05/25	$28,908	$30,233	$19,582
06/25	$31,455	$31,769	$20,736
07/25	$32,578	$32,469	$21,089
08/25	$34,747	$33,220	$22,336
09/25	$35,913	$34,366	$23,264
10/25	$37,629	$35,103	$24,017
11/25	$38,504	$35,199	$23,853
12/25	$37,470	$35,192	$23,547
01/26	$39,563	$35,738	$24,483
02/26	$39,461	$35,568	$24,424
03/26	$36,033	$33,800	$22,886
04/26	$42,346	$37,248	$26,248
05/26	$46,079	$39,135	$27,781
06/26	$48,839	$39,015	$28,769
07/26	$44,348	$38,833	$27,083
08/26	$44,371	$39,898	$27,528

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	27.69	4.92	16.07
Russell 3000® Index	20.10	11.80	14.84
Russell 2000® Growth Index	23.25	5.04	10.66

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 3,523,383,703
Holdings Count | Holding	118
Advisory Fees Paid, Amount	$ 25,318,711
InvestmentCompanyPortfolioTurnover	180.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$3,523,383,703
Total number of portfolio holdings	118
Management services fees (represents 0.79% of Fund average net assets)	$25,318,711
Portfolio turnover for the reporting period	180%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Health Care	27.5%
Information Technology	21.6%
Industrials	18.1%
Consumer Discretionary	10.9%
Communication Services	5.7%
Financials	5.4%
Energy	4.8%
Materials	2.6%
Consumer Staples	1.4%
Utilities	0.2%

Asset Categories

Table Summary
Common Stocks	98.2%
Money Market Funds	1.0%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Guardant Health, Inc.	2.9%
Brinker International, Inc.	2.4%
Sphere Entertainment Co.	2.4%
Charles River Laboratories International, Inc.	2.3%
ICON PLC	2.2%
DigitalOcean Holdings, Inc.	2.2%
Karman Holdings, Inc.	2.2%
Rush Street Interactive, Inc.	2.1%
InterDigital, Inc.	2.1%
Repligen Corp.	2.0%

Material Fund Change [Text Block]
C000121792
Shareholder Report [Line Items]
Fund Name	Columbia Small Cap Growth Fund
Class Name	Institutional 2 Class
Trading Symbol	CSCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Small Cap Growth Fund (the Fund) for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$99	0.87%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the information technology and health care sectors boosted the Fund’s performance relative to the benchmark during the annual period.

Allocation | An underweight allocation to the information technology sector contributed to relative performance.

Individual holdings | Positions in Lumentum Holdings, an electrical products company, Hut 8, a data processing services company, and SiTime Corp, a semiconductor company, were among the top contributors to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the consumer discretionary and energy sectors hurt the Fund’s performance relative to the benchmark during the period.

Allocation | An overweight allocation to the consumer discretionary sector detracted from relative performance.

Individual holdings | Positions in Ollie’s Bargain Outlet Holdings, a department store company, Karman Holdings, an aerospace & defense company, and Modine Manufacturing, an industrial machinery company, were among the top detractors from relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Small Cap Growth Fund Institutional 2 Class ($44,814)	Russell 3000® Index ($39,898)	Russell 2000® Growth Index ($27,528)
08/16	$10,000	$10,000	$10,000
09/16	$10,208	$10,016	$10,144
10/16	$9,694	$9,799	$9,514
11/16	$10,509	$10,238	$10,365
12/16	$10,528	$10,437	$10,506
01/17	$10,885	$10,634	$10,677
02/17	$11,146	$11,029	$10,939
03/17	$11,235	$11,037	$11,068
04/17	$11,633	$11,154	$11,272
05/17	$11,752	$11,268	$11,169
06/17	$12,008	$11,370	$11,554
07/17	$12,204	$11,584	$11,652
08/17	$12,287	$11,606	$11,639
09/17	$12,887	$11,889	$12,272
10/17	$13,279	$12,149	$12,462
11/17	$13,351	$12,518	$12,820
12/17	$13,573	$12,643	$12,835
01/18	$14,095	$13,309	$13,335
02/18	$13,781	$12,819	$12,956
03/18	$13,948	$12,561	$13,130
04/18	$13,802	$12,609	$13,143
05/18	$14,637	$12,965	$13,970
06/18	$14,818	$13,050	$14,080
07/18	$14,950	$13,483	$14,322
08/18	$16,474	$13,956	$15,213
09/18	$16,495	$13,979	$14,857
10/18	$14,387	$12,950	$12,977
11/18	$14,902	$13,209	$13,180
12/18	$13,304	$11,980	$11,640
01/19	$15,345	$13,008	$12,985
02/19	$16,333	$13,466	$13,823
03/19	$16,316	$13,662	$13,636
04/19	$16,873	$14,208	$14,051
05/19	$16,250	$13,289	$13,009
06/19	$17,794	$14,222	$14,011
07/19	$18,142	$14,433	$14,148
08/19	$17,819	$14,139	$13,537
09/19	$17,080	$14,387	$13,426
10/19	$17,337	$14,697	$13,808
11/19	$18,707	$15,256	$14,621
12/19	$18,772	$15,696	$14,956
01/20	$19,179	$15,679	$14,791
02/20	$18,419	$14,395	$13,723
03/20	$15,255	$12,416	$11,103
04/20	$18,456	$14,060	$12,756
05/20	$21,069	$14,812	$13,962
06/20	$22,534	$15,151	$14,498
07/20	$23,854	$16,011	$14,996
08/20	$24,858	$17,171	$15,876
09/20	$24,957	$16,546	$15,536
10/20	$25,201	$16,188	$15,654
11/20	$29,551	$18,158	$18,414
12/20	$31,983	$18,975	$20,135
01/21	$33,602	$18,890	$21,106
02/21	$35,008	$19,481	$21,803
03/21	$32,729	$20,179	$21,117
04/21	$33,893	$21,219	$21,578
05/21	$32,768	$21,316	$20,961
06/21	$34,630	$21,842	$21,944
07/21	$34,145	$22,211	$21,145
08/21	$35,076	$22,845	$21,529
09/21	$33,496	$21,820	$20,704
10/21	$34,688	$23,295	$21,673
11/21	$31,168	$22,941	$20,615
12/21	$31,148	$23,844	$20,706
01/22	$25,994	$22,441	$17,931
02/22	$26,048	$21,876	$18,009
03/22	$25,642	$22,585	$18,092
04/22	$21,811	$20,558	$15,872
05/22	$20,712	$20,531	$15,572
06/22	$18,855	$18,813	$14,608
07/22	$21,406	$20,578	$16,244
08/22	$21,086	$19,810	$16,091
09/22	$19,122	$17,973	$14,644
10/22	$20,264	$19,447	$16,033
11/22	$21,107	$20,462	$16,295
12/22	$19,762	$19,264	$15,249
01/23	$21,929	$20,591	$16,765
02/23	$21,459	$20,110	$16,584
03/23	$21,907	$20,647	$16,175
04/23	$21,822	$20,867	$15,987
05/23	$21,939	$20,949	$15,990
06/23	$23,913	$22,379	$17,315
07/23	$24,639	$23,181	$18,125
08/23	$24,596	$22,734	$17,181
09/23	$22,686	$21,651	$16,048
10/23	$21,267	$21,077	$14,810
11/23	$22,590	$23,042	$16,159
12/23	$24,959	$24,265	$18,094
01/24	$24,522	$24,534	$17,514
02/24	$27,275	$25,862	$18,936
03/24	$28,342	$26,696	$19,466
04/24	$26,506	$25,521	$17,967
05/24	$27,819	$26,727	$18,929
06/24	$27,478	$27,554	$18,897
07/24	$29,025	$28,066	$20,444
08/24	$29,217	$28,677	$20,218
09/24	$29,868	$29,271	$20,487
10/24	$30,017	$29,056	$20,215
11/24	$33,400	$30,989	$22,693
12/24	$31,052	$30,041	$20,836
01/25	$32,354	$30,990	$21,494
02/25	$29,921	$30,396	$20,039
03/25	$27,232	$28,623	$18,520
04/25	$26,901	$28,431	$18,401
05/25	$29,174	$30,233	$19,582
06/25	$31,746	$31,769	$20,736
07/25	$32,877	$32,469	$21,089
08/25	$35,075	$33,220	$22,336
09/25	$36,249	$34,366	$23,264
10/25	$37,988	$35,103	$24,017
11/25	$38,874	$35,199	$23,853
12/25	$37,837	$35,192	$23,547
01/26	$39,950	$35,738	$24,483
02/26	$39,850	$35,568	$24,424
03/26	$36,395	$33,800	$22,886
04/26	$42,768	$37,248	$26,248
05/26	$46,547	$39,135	$27,781
06/26	$49,320	$39,015	$28,769
07/26	$44,803	$38,833	$27,083
08/26	$44,814	$39,898	$27,528

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	27.77	5.02	16.18
Russell 3000® Index	20.10	11.80	14.84
Russell 2000® Growth Index	23.25	5.04	10.66

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 3,523,383,703
Holdings Count | Holding	118
Advisory Fees Paid, Amount	$ 25,318,711
InvestmentCompanyPortfolioTurnover	180.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$3,523,383,703
Total number of portfolio holdings	118
Management services fees (represents 0.79% of Fund average net assets)	$25,318,711
Portfolio turnover for the reporting period	180%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Health Care	27.5%
Information Technology	21.6%
Industrials	18.1%
Consumer Discretionary	10.9%
Communication Services	5.7%
Financials	5.4%
Energy	4.8%
Materials	2.6%
Consumer Staples	1.4%
Utilities	0.2%

Asset Categories

Table Summary
Common Stocks	98.2%
Money Market Funds	1.0%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Guardant Health, Inc.	2.9%
Brinker International, Inc.	2.4%
Sphere Entertainment Co.	2.4%
Charles River Laboratories International, Inc.	2.3%
ICON PLC	2.2%
DigitalOcean Holdings, Inc.	2.2%
Karman Holdings, Inc.	2.2%
Rush Street Interactive, Inc.	2.1%
InterDigital, Inc.	2.1%
Repligen Corp.	2.0%

Material Fund Change [Text Block]
C000078987
Shareholder Report [Line Items]
Fund Name	Columbia Small Cap Growth Fund
Class Name	Institutional 3 Class
Trading Symbol	CSGYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Small Cap Growth Fund (the Fund) for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$93	0.82%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the information technology and health care sectors boosted the Fund’s performance relative to the benchmark during the annual period.

Allocation | An underweight allocation to the information technology sector contributed to relative performance.

Individual holdings | Positions in Lumentum Holdings, an electrical products company, Hut 8, a data processing services company, and SiTime Corp, a semiconductor company, were among the top contributors to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the consumer discretionary and energy sectors hurt the Fund’s performance relative to the benchmark during the period.

Allocation | An overweight allocation to the consumer discretionary sector detracted from relative performance.

Individual holdings | Positions in Ollie’s Bargain Outlet Holdings, a department store company, Karman Holdings, an aerospace & defense company, and Modine Manufacturing, an industrial machinery company, were among the top detractors from relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Small Cap Growth Fund Institutional 3 Class ($45,052)	Russell 3000® Index ($39,898)	Russell 2000® Growth Index ($27,528)
08/16	$10,000	$10,000	$10,000
09/16	$10,206	$10,016	$10,144
10/16	$9,696	$9,799	$9,514
11/16	$10,510	$10,238	$10,365
12/16	$10,534	$10,437	$10,506
01/17	$10,887	$10,634	$10,677
02/17	$11,147	$11,029	$10,939
03/17	$11,241	$11,037	$11,068
04/17	$11,642	$11,154	$11,272
05/17	$11,759	$11,268	$11,169
06/17	$12,019	$11,370	$11,554
07/17	$12,213	$11,584	$11,652
08/17	$12,296	$11,606	$11,639
09/17	$12,897	$11,889	$12,272
10/17	$13,291	$12,149	$12,462
11/17	$13,362	$12,518	$12,820
12/17	$13,582	$12,643	$12,835
01/18	$14,106	$13,309	$13,335
02/18	$13,796	$12,819	$12,956
03/18	$13,962	$12,561	$13,130
04/18	$13,817	$12,609	$13,143
05/18	$14,658	$12,965	$13,970
06/18	$14,837	$13,050	$14,080
07/18	$14,968	$13,483	$14,322
08/18	$16,491	$13,956	$15,213
09/18	$16,518	$13,979	$14,857
10/18	$14,403	$12,950	$12,977
11/18	$14,919	$13,209	$13,180
12/18	$13,322	$11,980	$11,640
01/19	$15,374	$13,008	$12,985
02/19	$16,351	$13,466	$13,823
03/19	$16,335	$13,662	$13,636
04/19	$16,893	$14,208	$14,051
05/19	$16,269	$13,289	$13,009
06/19	$17,812	$14,222	$14,011
07/19	$18,165	$14,433	$14,148
08/19	$17,853	$14,139	$13,537
09/19	$17,106	$14,387	$13,426
10/19	$17,369	$14,697	$13,808
11/19	$18,740	$15,256	$14,621
12/19	$18,808	$15,696	$14,956
01/20	$19,210	$15,679	$14,791
02/20	$18,460	$14,395	$13,723
03/20	$15,286	$12,416	$11,103
04/20	$18,486	$14,060	$12,756
05/20	$21,114	$14,812	$13,962
06/20	$22,581	$15,151	$14,498
07/20	$23,904	$16,011	$14,996
08/20	$24,914	$17,171	$15,876
09/20	$25,012	$16,546	$15,536
10/20	$25,262	$16,188	$15,654
11/20	$29,625	$18,158	$18,414
12/20	$32,051	$18,975	$20,135
01/21	$33,679	$18,890	$21,106
02/21	$35,088	$19,481	$21,803
03/21	$32,808	$20,179	$21,117
04/21	$33,977	$21,219	$21,578
05/21	$32,855	$21,316	$20,961
06/21	$34,714	$21,842	$21,944
07/21	$34,235	$22,211	$21,145
08/21	$35,174	$22,845	$21,529
09/21	$33,584	$21,820	$20,704
10/21	$34,791	$23,295	$21,673
11/21	$31,255	$22,941	$20,615
12/21	$31,237	$23,844	$20,706
01/22	$26,077	$22,441	$17,931
02/22	$26,129	$21,876	$18,009
03/22	$25,719	$22,585	$18,092
04/22	$21,885	$20,558	$15,872
05/22	$20,779	$20,531	$15,572
06/22	$18,915	$18,813	$14,608
07/22	$21,474	$20,578	$16,244
08/22	$21,148	$19,810	$16,091
09/22	$19,189	$17,973	$14,644
10/22	$20,337	$19,447	$16,033
11/22	$21,180	$20,462	$16,295
12/22	$19,831	$19,264	$15,249
01/23	$22,001	$20,591	$16,765
02/23	$21,527	$20,110	$16,584
03/23	$21,990	$20,647	$16,175
04/23	$21,906	$20,867	$15,987
05/23	$22,012	$20,949	$15,990
06/23	$24,002	$22,379	$17,315
07/23	$24,729	$23,181	$18,125
08/23	$24,697	$22,734	$17,181
09/23	$22,770	$21,651	$16,048
10/23	$21,348	$21,077	$14,810
11/23	$22,675	$23,042	$16,159
12/23	$25,066	$24,265	$18,094
01/24	$24,613	$24,534	$17,514
02/24	$27,383	$25,862	$18,936
03/24	$28,457	$26,696	$19,466
04/24	$26,614	$25,521	$17,967
05/24	$27,930	$26,727	$18,929
06/24	$27,593	$27,554	$18,897
07/24	$29,142	$28,066	$20,444
08/24	$29,331	$28,677	$20,218
09/24	$29,995	$29,271	$20,487
10/24	$30,142	$29,056	$20,215
11/24	$33,544	$30,989	$22,693
12/24	$31,195	$30,041	$20,836
01/25	$32,501	$30,990	$21,494
02/25	$30,058	$30,396	$20,039
03/25	$27,362	$28,623	$18,520
04/25	$27,014	$28,431	$18,401
05/25	$29,310	$30,233	$19,582
06/25	$31,890	$31,769	$20,736
07/25	$33,028	$32,469	$21,089
08/25	$35,240	$33,220	$22,336
09/25	$36,419	$34,366	$23,264
10/25	$38,167	$35,103	$24,017
11/25	$39,063	$35,199	$23,853
12/25	$38,014	$35,192	$23,547
01/26	$40,143	$35,738	$24,483
02/26	$40,044	$35,568	$24,424
03/26	$36,569	$33,800	$22,886
04/26	$42,989	$37,248	$26,248
05/26	$46,773	$39,135	$27,781
06/26	$49,575	$39,015	$28,769
07/26	$45,030	$38,833	$27,083
08/26	$45,052	$39,898	$27,528

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	27.84	5.07	16.24
Russell 3000® Index	20.10	11.80	14.84
Russell 2000® Growth Index	23.25	5.04	10.66

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 3,523,383,703
Holdings Count | Holding	118
Advisory Fees Paid, Amount	$ 25,318,711
InvestmentCompanyPortfolioTurnover	180.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$3,523,383,703
Total number of portfolio holdings	118
Management services fees (represents 0.79% of Fund average net assets)	$25,318,711
Portfolio turnover for the reporting period	180%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Health Care	27.5%
Information Technology	21.6%
Industrials	18.1%
Consumer Discretionary	10.9%
Communication Services	5.7%
Financials	5.4%
Energy	4.8%
Materials	2.6%
Consumer Staples	1.4%
Utilities	0.2%

Asset Categories

Table Summary
Common Stocks	98.2%
Money Market Funds	1.0%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Guardant Health, Inc.	2.9%
Brinker International, Inc.	2.4%
Sphere Entertainment Co.	2.4%
Charles River Laboratories International, Inc.	2.3%
ICON PLC	2.2%
DigitalOcean Holdings, Inc.	2.2%
Karman Holdings, Inc.	2.2%
Rush Street Interactive, Inc.	2.1%
InterDigital, Inc.	2.1%
Repligen Corp.	2.0%

Material Fund Change [Text Block]
C000094677
Shareholder Report [Line Items]
Fund Name	Columbia Small Cap Growth Fund
Class Name	Class R
Trading Symbol	CCRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Small Cap Growth Fund (the Fund) for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$163	1.44%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class R shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the information technology and health care sectors boosted the Fund’s performance relative to the benchmark during the annual period.

Allocation | An underweight allocation to the information technology sector contributed to relative performance.

Individual holdings | Positions in Lumentum Holdings, an electrical products company, Hut 8, a data processing services company, and SiTime Corp, a semiconductor company, were among the top contributors to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the consumer discretionary and energy sectors hurt the Fund’s performance relative to the benchmark during the period.

Allocation | An overweight allocation to the consumer discretionary sector detracted from relative performance.

Individual holdings | Positions in Ollie’s Bargain Outlet Holdings, a department store company, Karman Holdings, an aerospace & defense company, and Modine Manufacturing, an industrial machinery company, were among the top detractors from relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Small Cap Growth Fund Class R ($42,204)	Russell 3000® Index ($39,898)	Russell 2000® Growth Index ($27,528)
08/16	$10,000	$10,000	$10,000
09/16	$10,200	$10,016	$10,144
10/16	$9,682	$9,799	$9,514
11/16	$10,488	$10,238	$10,365
12/16	$10,509	$10,437	$10,506
01/17	$10,854	$10,634	$10,677
02/17	$11,110	$11,029	$10,939
03/17	$11,193	$11,037	$11,068
04/17	$11,583	$11,154	$11,272
05/17	$11,698	$11,268	$11,169
06/17	$11,947	$11,370	$11,554
07/17	$12,133	$11,584	$11,652
08/17	$12,210	$11,606	$11,639
09/17	$12,804	$11,889	$12,272
10/17	$13,188	$12,149	$12,462
11/17	$13,252	$12,518	$12,820
12/17	$13,457	$12,643	$12,835
01/18	$13,970	$13,309	$13,335
02/18	$13,653	$12,819	$12,956
03/18	$13,811	$12,561	$13,130
04/18	$13,660	$12,609	$13,143
05/18	$14,482	$12,965	$13,970
06/18	$14,656	$13,050	$14,080
07/18	$14,777	$13,483	$14,322
08/18	$16,270	$13,956	$15,213
09/18	$16,285	$13,979	$14,857
10/18	$14,196	$12,950	$12,977
11/18	$14,694	$13,209	$13,180
12/18	$13,117	$11,980	$11,640
01/19	$15,120	$13,008	$12,985
02/19	$16,075	$13,466	$13,823
03/19	$16,057	$13,662	$13,636
04/19	$16,594	$14,208	$14,051
05/19	$15,966	$13,289	$13,009
06/19	$17,477	$14,222	$14,011
07/19	$17,814	$14,433	$14,148
08/19	$17,495	$14,139	$13,537
09/19	$16,758	$14,387	$13,426
10/19	$17,004	$14,697	$13,808
11/19	$18,333	$15,256	$14,621
12/19	$18,392	$15,696	$14,956
01/20	$18,781	$15,679	$14,791
02/20	$18,034	$14,395	$13,723
03/20	$14,925	$12,416	$11,103
04/20	$18,044	$14,060	$12,756
05/20	$20,594	$14,812	$13,962
06/20	$22,019	$15,151	$14,498
07/20	$23,284	$16,011	$14,996
08/20	$24,261	$17,171	$15,876
09/20	$24,341	$16,546	$15,536
10/20	$24,570	$16,188	$15,654
11/20	$28,804	$18,158	$18,414
12/20	$31,154	$18,975	$20,135
01/21	$32,721	$18,890	$21,106
02/21	$34,063	$19,481	$21,803
03/21	$31,830	$20,179	$21,117
04/21	$32,957	$21,219	$21,578
05/21	$31,841	$21,316	$20,961
06/21	$33,634	$21,842	$21,944
07/21	$33,151	$22,211	$21,145
08/21	$34,031	$22,845	$21,529
09/21	$32,485	$21,820	$20,704
10/21	$33,634	$23,295	$21,673
11/21	$30,198	$22,941	$20,615
12/21	$30,165	$23,844	$20,706
01/22	$25,170	$22,441	$17,931
02/22	$25,205	$21,876	$18,009
03/22	$24,800	$22,585	$18,092
04/22	$21,092	$20,558	$15,872
05/22	$20,007	$20,531	$15,572
06/22	$18,207	$18,813	$14,608
07/22	$20,663	$20,578	$16,244
08/22	$20,329	$19,810	$16,091
09/22	$18,433	$17,973	$14,644
10/22	$19,530	$19,447	$16,033
11/22	$20,329	$20,462	$16,295
12/22	$19,017	$19,264	$15,249
01/23	$21,092	$20,591	$16,765
02/23	$20,627	$20,110	$16,584
03/23	$21,056	$20,647	$16,175
04/23	$20,961	$20,867	$15,987
05/23	$21,056	$20,949	$15,990
06/23	$22,940	$22,379	$17,315
07/23	$23,632	$23,181	$18,125
08/23	$23,584	$22,734	$17,181
09/23	$21,736	$21,651	$16,048
10/23	$20,365	$21,077	$14,810
11/23	$21,617	$23,042	$16,159
12/23	$23,882	$24,265	$18,094
01/24	$23,441	$24,534	$17,514
02/24	$26,064	$25,862	$18,936
03/24	$27,077	$26,696	$19,466
04/24	$25,301	$25,521	$17,967
05/24	$26,541	$26,727	$18,929
06/24	$26,207	$27,554	$18,897
07/24	$27,662	$28,066	$20,444
08/24	$27,829	$28,677	$20,218
09/24	$28,449	$29,271	$20,487
10/24	$28,568	$29,056	$20,215
11/24	$31,775	$30,989	$22,693
12/24	$29,534	$30,041	$20,836
01/25	$30,750	$30,990	$21,494
02/25	$28,425	$30,396	$20,039
03/25	$25,861	$28,623	$18,520
04/25	$25,527	$28,431	$18,401
05/25	$27,674	$30,233	$19,582
06/25	$30,094	$31,769	$20,736
07/25	$31,155	$32,469	$21,089
08/25	$33,218	$33,220	$22,336
09/25	$34,315	$34,366	$23,264
10/25	$35,948	$35,103	$24,017
11/25	$36,771	$35,199	$23,853
12/25	$35,769	$35,192	$23,547
01/26	$37,747	$35,738	$24,483
02/26	$37,634	$35,568	$24,424
03/26	$34,354	$33,800	$22,886
04/26	$40,351	$37,248	$26,248
05/26	$43,894	$39,135	$27,781
06/26	$46,498	$39,015	$28,769
07/26	$42,204	$38,833	$27,083
08/26	$42,204	$39,898	$27,528

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class R	27.05	4.40	15.49
Russell 3000® Index	20.10	11.80	14.84
Russell 2000® Growth Index	23.25	5.04	10.66

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 3,523,383,703
Holdings Count | Holding	118
Advisory Fees Paid, Amount	$ 25,318,711
InvestmentCompanyPortfolioTurnover	180.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$3,523,383,703
Total number of portfolio holdings	118
Management services fees (represents 0.79% of Fund average net assets)	$25,318,711
Portfolio turnover for the reporting period	180%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Health Care	27.5%
Information Technology	21.6%
Industrials	18.1%
Consumer Discretionary	10.9%
Communication Services	5.7%
Financials	5.4%
Energy	4.8%
Materials	2.6%
Consumer Staples	1.4%
Utilities	0.2%

Asset Categories

Table Summary
Common Stocks	98.2%
Money Market Funds	1.0%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Guardant Health, Inc.	2.9%
Brinker International, Inc.	2.4%
Sphere Entertainment Co.	2.4%
Charles River Laboratories International, Inc.	2.3%
ICON PLC	2.2%
DigitalOcean Holdings, Inc.	2.2%
Karman Holdings, Inc.	2.2%
Rush Street Interactive, Inc.	2.1%
InterDigital, Inc.	2.1%
Repligen Corp.	2.0%

Material Fund Change [Text Block]
C000253716
Shareholder Report [Line Items]
Fund Name	Columbia Small Cap Growth Fund
Class Name	Class S
Trading Symbol	CMSHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Small Cap Growth Fund (the Fund) for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$106	0.93%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the information technology and health care sectors boosted the Fund’s performance relative to the benchmark during the annual period.

Allocation | An underweight allocation to the information technology sector contributed to relative performance.

Individual holdings | Positions in Lumentum Holdings, an electrical products company, Hut 8, a data processing services company, and SiTime Corp, a semiconductor company, were among the top contributors to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the consumer discretionary and energy sectors hurt the Fund’s performance relative to the benchmark during the period.

Allocation | An overweight allocation to the consumer discretionary sector detracted from relative performance.

Individual holdings | Positions in Ollie’s Bargain Outlet Holdings, a department store company, Karman Holdings, an aerospace & defense company, and Modine Manufacturing, an industrial machinery company, were among the top detractors from relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Small Cap Growth Fund Class S ($44,371)	Russell 3000® Index ($39,898)	Russell 2000® Growth Index ($27,528)
08/16	$10,000	$10,000	$10,000
09/16	$10,204	$10,016	$10,144
10/16	$9,691	$9,799	$9,514
11/16	$10,502	$10,238	$10,365
12/16	$10,523	$10,437	$10,506
01/17	$10,882	$10,634	$10,677
02/17	$11,140	$11,029	$10,939
03/17	$11,223	$11,037	$11,068
04/17	$11,625	$11,154	$11,272
05/17	$11,744	$11,268	$11,169
06/17	$11,996	$11,370	$11,554
07/17	$12,194	$11,584	$11,652
08/17	$12,272	$11,606	$11,639
09/17	$12,870	$11,889	$12,272
10/17	$13,266	$12,149	$12,462
11/17	$13,332	$12,518	$12,820
12/17	$13,549	$12,643	$12,835
01/18	$14,068	$13,309	$13,335
02/18	$13,760	$12,819	$12,956
03/18	$13,921	$12,561	$13,130
04/18	$13,774	$12,609	$13,143
05/18	$14,609	$12,965	$13,970
06/18	$14,791	$13,050	$14,080
07/18	$14,918	$13,483	$14,322
08/18	$16,433	$13,956	$15,213
09/18	$16,454	$13,979	$14,857
10/18	$14,349	$12,950	$12,977
11/18	$14,861	$13,209	$13,180
12/18	$13,271	$11,980	$11,640
01/19	$15,307	$13,008	$12,985
02/19	$16,279	$13,466	$13,823
03/19	$16,262	$13,662	$13,636
04/19	$16,815	$14,208	$14,051
05/19	$16,186	$13,289	$13,009
06/19	$17,728	$14,222	$14,011
07/19	$18,072	$14,433	$14,148
08/19	$17,762	$14,139	$13,537
09/19	$17,016	$14,387	$13,426
10/19	$17,276	$14,697	$13,808
11/19	$18,633	$15,256	$14,621
12/19	$18,704	$15,696	$14,956
01/20	$19,106	$15,679	$14,791
02/20	$18,348	$14,395	$13,723
03/20	$15,197	$12,416	$11,103
04/20	$18,376	$14,060	$12,756
05/20	$20,988	$14,812	$13,962
06/20	$22,440	$15,151	$14,498
07/20	$23,746	$16,011	$14,996
08/20	$24,750	$17,171	$15,876
09/20	$24,851	$16,546	$15,536
10/20	$25,088	$16,188	$15,654
11/20	$29,417	$18,158	$18,414
12/20	$31,831	$18,975	$20,135
01/21	$33,448	$18,890	$21,106
02/21	$34,839	$19,481	$21,803
03/21	$32,575	$20,179	$21,117
04/21	$33,732	$21,219	$21,578
05/21	$32,605	$21,316	$20,961
06/21	$34,457	$21,842	$21,944
07/21	$33,977	$22,211	$21,145
08/21	$34,898	$22,845	$21,529
09/21	$33,320	$21,820	$20,704
10/21	$34,516	$23,295	$21,673
11/21	$31,007	$22,941	$20,615
12/21	$30,980	$23,844	$20,706
01/22	$25,853	$22,441	$17,931
02/22	$25,907	$21,876	$18,009
03/22	$25,497	$22,585	$18,092
04/22	$21,697	$20,558	$15,872
05/22	$20,596	$20,531	$15,572
06/22	$18,739	$18,813	$14,608
07/22	$21,287	$20,578	$16,244
08/22	$20,952	$19,810	$16,091
09/22	$18,998	$17,973	$14,644
10/22	$20,142	$19,447	$16,033
11/22	$20,974	$20,462	$16,295
12/22	$19,635	$19,264	$15,249
01/23	$21,772	$20,591	$16,765
02/23	$21,308	$20,110	$16,584
03/23	$21,762	$20,647	$16,175
04/23	$21,675	$20,867	$15,987
05/23	$21,783	$20,949	$15,990
06/23	$23,737	$22,379	$17,315
07/23	$24,460	$23,181	$18,125
08/23	$24,417	$22,734	$17,181
09/23	$22,517	$21,651	$16,048
10/23	$21,103	$21,077	$14,810
11/23	$22,420	$23,042	$16,159
12/23	$24,773	$24,265	$18,094
01/24	$24,331	$24,534	$17,514
02/24	$27,051	$25,862	$18,936
03/24	$28,120	$26,696	$19,466
04/24	$26,285	$25,521	$17,967
05/24	$27,591	$26,727	$18,929
06/24	$27,245	$27,554	$18,897
07/24	$28,778	$28,066	$20,444
08/24	$28,972	$28,677	$20,218
09/24	$29,620	$29,271	$20,487
10/24	$29,760	$29,056	$20,215
11/24	$33,117	$30,989	$22,693
12/24	$30,786	$30,041	$20,836
01/25	$32,081	$30,990	$21,494
02/25	$29,652	$30,396	$20,039
03/25	$26,997	$28,623	$18,520
04/25	$26,652	$28,431	$18,401
05/25	$28,908	$30,233	$19,582
06/25	$31,455	$31,769	$20,736
07/25	$32,578	$32,469	$21,089
08/25	$34,747	$33,220	$22,336
09/25	$35,913	$34,366	$23,264
10/25	$37,629	$35,103	$24,017
11/25	$38,504	$35,199	$23,853
12/25	$37,470	$35,192	$23,547
01/26	$39,563	$35,738	$24,483
02/26	$39,461	$35,568	$24,424
03/26	$36,033	$33,800	$22,886
04/26	$42,357	$37,248	$26,248
05/26	$46,079	$39,135	$27,781
06/26	$48,839	$39,015	$28,769
07/26	$44,348	$38,833	$27,083
08/26	$44,371	$39,898	$27,528

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class SFootnote Reference(a)	27.69	4.92	16.07
Russell 3000® Index	20.10	11.80	14.84
Russell 2000® Growth Index	23.25	5.04	10.66

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 3,523,383,703
Holdings Count | Holding	118
Advisory Fees Paid, Amount	$ 25,318,711
InvestmentCompanyPortfolioTurnover	180.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$3,523,383,703
Total number of portfolio holdings	118
Management services fees (represents 0.79% of Fund average net assets)	$25,318,711
Portfolio turnover for the reporting period	180%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Health Care	27.5%
Information Technology	21.6%
Industrials	18.1%
Consumer Discretionary	10.9%
Communication Services	5.7%
Financials	5.4%
Energy	4.8%
Materials	2.6%
Consumer Staples	1.4%
Utilities	0.2%

Asset Categories

Table Summary
Common Stocks	98.2%
Money Market Funds	1.0%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Guardant Health, Inc.	2.9%
Brinker International, Inc.	2.4%
Sphere Entertainment Co.	2.4%
Charles River Laboratories International, Inc.	2.3%
ICON PLC	2.2%
DigitalOcean Holdings, Inc.	2.2%
Karman Holdings, Inc.	2.2%
Rush Street Interactive, Inc.	2.1%
InterDigital, Inc.	2.1%
Repligen Corp.	2.0%

Material Fund Change [Text Block]
C000029358
Shareholder Report [Line Items]
Fund Name	Columbia Strategic Income Fund
Class Name	Class A
Trading Symbol	COSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Strategic Income Fund (the Fund) for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$94	0.93%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

High-yield corporate bonds | High-yield corporates were the largest contributor to the Fund’s relative performance during the period. Resilient issuer fundamentals and steady investor demand supported the sector, and its meaningful income advantage over Treasuries drove positive excess returns. The allocation added value relative to the benchmark, which has no exposure to below-investment-grade corporates.

Emerging market debt | Emerging market debt was the second-largest contributor to relative performance during the period, supported by improving sovereign and corporate credit conditions and strong demand for higher-yielding assets. The Fund's overweight allocation to the sector added value relative to the benchmark.

High-yield bank loans | Bank loans contributed positively to relative performance during the period, as elevated short-term interest rates and supportive credit conditions benefited the Fund's higher-income, floating-rate holdings. The allocation added value relative to the benchmark, which does not hold these securities.

Top Performance Detractors

Agency mortgage-backed securities | Agency mortgage-backed-securities (MBS) detracted most from the Fund’s performance relative to the benchmark, driven by the Fund's inverse interest-only (IIO) holdings, which are not held in the benchmark. Coupons on these securities move inversely to short-term rates, and they were pressured as the market repriced from expecting Federal Reserve rate cuts to the possibility of hikes. Agency MBS still contributed positively to absolute return.

Interest rate positioning | Interest rate positioning detracted from relative performance during the period, as yield curve positioning and implementation costs associated with the Fund’s interest rate derivatives weighed on relative results. Overall, interest rate factors still contributed positively to absolute return, as income from higher starting yields outweighed the price impact of rising Treasury yields.

Investment-grade corporate bonds | The Fund’s underweight allocation to investment-grade corporates detracted from relative performance, as the sector continued to generate positive returns despite historically tight spreads. The allocation also contributed positively to absolute return.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Strategic Income Fund Class A (including sales charges) ($13,188)	Bloomberg U.S. Aggregate Bond Index ($11,489)	FTSE Non-U.S. World Government Bond (All Maturities) Index – Unhedged ($8,668)	ICE BofA US Cash Pay High Yield Constrained Index ($16,692)	JPMorgan Emerging Markets Bond Index - Global ($13,526)
08/16	$9,522	$10,000	$10,000	$10,000	$10,000
09/16	$9,545	$9,994	$10,104	$10,065	$10,034
10/16	$9,545	$9,918	$9,642	$10,095	$9,887
11/16	$9,434	$9,683	$9,097	$10,055	$9,475
12/16	$9,508	$9,697	$9,009	$10,252	$9,611
01/17	$9,595	$9,716	$9,137	$10,389	$9,749
02/17	$9,664	$9,781	$9,168	$10,552	$9,952
03/17	$9,685	$9,776	$9,191	$10,529	$9,986
04/17	$9,773	$9,851	$9,340	$10,648	$10,149
05/17	$9,826	$9,927	$9,553	$10,745	$10,233
06/17	$9,878	$9,917	$9,541	$10,756	$10,207
07/17	$9,980	$9,960	$9,803	$10,880	$10,274
08/17	$9,967	$10,049	$9,924	$10,878	$10,452
09/17	$10,026	$10,001	$9,786	$10,976	$10,450
10/17	$10,068	$10,007	$9,713	$11,018	$10,469
11/17	$10,062	$9,994	$9,931	$10,987	$10,441
12/17	$10,070	$10,040	$9,940	$11,019	$10,507
01/18	$10,130	$9,925	$10,258	$11,089	$10,487
02/18	$10,056	$9,830	$10,192	$10,984	$10,281
03/18	$10,033	$9,894	$10,379	$10,915	$10,320
04/18	$10,026	$9,820	$10,126	$10,988	$10,169
05/18	$10,019	$9,890	$9,893	$10,986	$10,059
06/18	$9,996	$9,878	$9,848	$11,025	$9,957
07/18	$10,074	$9,880	$9,809	$11,149	$10,163
08/18	$10,069	$9,944	$9,737	$11,229	$9,967
09/18	$10,098	$9,880	$9,633	$11,294	$10,144
10/18	$9,957	$9,802	$9,493	$11,109	$9,917
11/18	$9,940	$9,860	$9,517	$11,010	$9,878
12/18	$9,973	$10,041	$9,759	$10,769	$10,023
01/19	$10,268	$10,148	$9,950	$11,264	$10,465
02/19	$10,353	$10,142	$9,820	$11,454	$10,531
03/19	$10,475	$10,337	$9,907	$11,566	$10,684
04/19	$10,543	$10,339	$9,844	$11,728	$10,696
05/19	$10,559	$10,523	$9,976	$11,579	$10,758
06/19	$10,699	$10,655	$10,296	$11,863	$11,085
07/19	$10,769	$10,679	$10,224	$11,924	$11,213
08/19	$10,749	$10,955	$10,451	$11,972	$11,274
09/19	$10,783	$10,897	$10,285	$12,009	$11,233
10/19	$10,853	$10,930	$10,371	$12,038	$11,275
11/19	$10,867	$10,924	$10,193	$12,070	$11,257
12/19	$10,988	$10,917	$10,278	$12,320	$11,468
01/20	$11,019	$11,127	$10,390	$12,321	$11,667
02/20	$10,959	$11,327	$10,384	$12,131	$11,573
03/20	$9,881	$11,260	$10,084	$10,709	$10,120
04/20	$10,223	$11,460	$10,237	$11,116	$10,342
05/20	$10,603	$11,514	$10,286	$11,621	$10,935
06/20	$10,874	$11,586	$10,385	$11,729	$11,254
07/20	$11,238	$11,759	$10,916	$12,286	$11,670
08/20	$11,269	$11,665	$10,907	$12,409	$11,704
09/20	$11,221	$11,658	$10,861	$12,281	$11,511
10/20	$11,275	$11,606	$10,889	$12,337	$11,497
11/20	$11,599	$11,720	$11,135	$12,826	$11,928
12/20	$11,770	$11,736	$11,385	$13,072	$12,142
01/21	$11,828	$11,652	$11,225	$13,114	$11,995
02/21	$11,881	$11,484	$10,938	$13,157	$11,687
03/21	$11,845	$11,340	$10,654	$13,179	$11,566
04/21	$11,912	$11,430	$10,799	$13,323	$11,787
05/21	$11,952	$11,467	$10,932	$13,359	$11,915
06/21	$12,010	$11,548	$10,702	$13,540	$12,021
07/21	$12,026	$11,677	$10,900	$13,590	$12,086
08/21	$12,040	$11,655	$10,809	$13,665	$12,196
09/21	$11,990	$11,554	$10,491	$13,668	$11,957
10/21	$11,959	$11,551	$10,418	$13,644	$11,964
11/21	$11,875	$11,585	$10,353	$13,502	$11,791
12/21	$11,955	$11,555	$10,284	$13,761	$11,959
01/22	$11,777	$11,306	$10,048	$13,384	$11,613
02/22	$11,603	$11,180	$9,920	$13,262	$10,974
03/22	$11,445	$10,869	$9,551	$13,141	$10,851
04/22	$11,056	$10,457	$8,806	$12,663	$10,257
05/22	$11,012	$10,524	$8,789	$12,700	$10,276
06/22	$10,693	$10,359	$8,357	$11,837	$9,707
07/22	$11,049	$10,612	$8,534	$12,551	$10,017
08/22	$10,879	$10,313	$8,040	$12,247	$9,900
09/22	$10,361	$9,867	$7,525	$11,757	$9,299
10/22	$10,225	$9,739	$7,538	$12,095	$9,306
11/22	$10,631	$10,097	$7,994	$12,327	$9,953
12/22	$10,597	$10,052	$8,014	$12,234	$9,991
01/23	$11,023	$10,361	$8,298	$12,709	$10,302
02/23	$10,772	$10,093	$7,957	$12,545	$10,075
03/23	$10,948	$10,350	$8,312	$12,684	$10,215
04/23	$11,003	$10,412	$8,338	$12,806	$10,267
05/23	$10,894	$10,299	$8,093	$12,683	$10,176
06/23	$11,012	$10,262	$8,137	$12,888	$10,372
07/23	$11,105	$10,255	$8,205	$13,073	$10,539
08/23	$11,049	$10,189	$8,038	$13,112	$10,392
09/23	$10,882	$9,931	$7,717	$12,957	$10,099
10/23	$10,722	$9,774	$7,638	$12,795	$9,953
11/23	$11,233	$10,216	$8,093	$13,381	$10,529
12/23	$11,641	$10,608	$8,481	$13,875	$11,035
01/24	$11,666	$10,578	$8,273	$13,876	$10,905
02/24	$11,595	$10,429	$8,164	$13,914	$10,980
03/24	$11,695	$10,525	$8,191	$14,079	$11,189
04/24	$11,509	$10,259	$7,958	$13,937	$10,965
05/24	$11,686	$10,433	$8,022	$14,091	$11,164
06/24	$11,781	$10,532	$7,959	$14,223	$11,238
07/24	$12,025	$10,778	$8,226	$14,500	$11,443
08/24	$12,213	$10,933	$8,478	$14,734	$11,710
09/24	$12,363	$11,079	$8,644	$14,972	$11,920
10/24	$12,175	$10,805	$8,277	$14,887	$11,706
11/24	$12,315	$10,919	$8,267	$15,057	$11,845
12/24	$12,164	$10,740	$8,031	$14,991	$11,668
01/25	$12,260	$10,797	$8,066	$15,199	$11,811
02/25	$12,452	$11,035	$8,134	$15,300	$12,006
03/25	$12,419	$11,039	$8,217	$15,137	$11,941
04/25	$12,505	$11,082	$8,658	$15,137	$11,931
05/25	$12,534	$11,003	$8,626	$15,392	$12,033
06/25	$12,729	$11,172	$8,823	$15,676	$12,307
07/25	$12,701	$11,143	$8,579	$15,737	$12,452
08/25	$12,851	$11,276	$8,714	$15,933	$12,643
09/25	$12,921	$11,399	$8,753	$16,054	$12,847
10/25	$12,974	$11,470	$8,673	$16,085	$13,130
11/25	$13,033	$11,541	$8,672	$16,169	$13,169
12/25	$13,012	$11,524	$8,711	$16,273	$13,237
01/26	$13,036	$11,537	$8,853	$16,352	$13,311
02/26	$13,190	$11,726	$8,934	$16,382	$13,497
03/26	$12,989	$11,519	$8,558	$16,187	$13,086
04/26	$13,115	$11,532	$8,729	$16,461	$13,417
05/26	$13,182	$11,568	$8,767	$16,541	$13,527
06/26	$13,225	$11,596	$8,640	$16,578	$13,614
07/26	$13,112	$11,445	$8,633	$16,531	$13,404
08/26	$13,188	$11,489	$8,668	$16,692	$13,526

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	2.62	1.84	3.31
Class A (including sales charges)	(2.24)	0.85	2.81
Bloomberg U.S. Aggregate Bond Index	1.89	(0.29)	1.40
FTSE Non-U.S. World Government Bond (All Maturities) Index – Unhedged	(0.54)	(4.32)	(1.42)
ICE BofA US Cash Pay High Yield Constrained Index	4.77	4.08	5.26
JPMorgan Emerging Markets Bond Index - Global	6.99	2.09	3.07

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 5,957,083,457
Holdings Count | Holding	1,262
Advisory Fees Paid, Amount	$ 32,956,876
InvestmentCompanyPortfolioTurnover	245.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$5,957,083,457
Total number of portfolio holdings	1,262
Management services fees (represents 0.55% of Fund average net assets)	$32,956,876
Portfolio turnover for the reporting period	245%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	59%

Holdings [Text Block]

Derivative Exposure

Table Summary
Long
Interest Rate Risk	36.9%
Credit Risk	0.8%
Short
Interest Rate Risk	29.5%
Credit Risk	2.8%

Asset Categories

Table Summary
Corporate Bonds & Notes	35.6%
Residential Mortgage-Backed Securities - Agency	26.3%
Senior Loans	19.7%
Foreign Government Obligations	9.5%
Asset-Backed Securities - Non-Agency	8.9%
Residential Mortgage-Backed Securities - Non-Agency	8.2%
Money Market Funds	4.1%
Other	1.8%

Material Fund Change [Text Block]
C000029360
Shareholder Report [Line Items]
Fund Name	Columbia Strategic Income Fund
Class Name	Class C
Trading Symbol	CLSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Strategic Income Fund (the Fund) for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$170	1.68%

Expenses Paid, Amount	$ 170
Expense Ratio, Percent	1.68%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

High-yield corporate bonds | High-yield corporates were the largest contributor to the Fund’s relative performance during the period. Resilient issuer fundamentals and steady investor demand supported the sector, and its meaningful income advantage over Treasuries drove positive excess returns. The allocation added value relative to the benchmark, which has no exposure to below-investment-grade corporates.

Emerging market debt | Emerging market debt was the second-largest contributor to relative performance during the period, supported by improving sovereign and corporate credit conditions and strong demand for higher-yielding assets. The Fund's overweight allocation to the sector added value relative to the benchmark.

High-yield bank loans | Bank loans contributed positively to relative performance during the period, as elevated short-term interest rates and supportive credit conditions benefited the Fund's higher-income, floating-rate holdings. The allocation added value relative to the benchmark, which does not hold these securities.

Top Performance Detractors

Agency mortgage-backed securities | Agency mortgage-backed-securities (MBS) detracted most from the Fund’s performance relative to the benchmark, driven by the Fund's inverse interest-only (IIO) holdings, which are not held in the benchmark. Coupons on these securities move inversely to short-term rates, and they were pressured as the market repriced from expecting Federal Reserve rate cuts to the possibility of hikes. Agency MBS still contributed positively to absolute return.

Interest rate positioning | Interest rate positioning detracted from relative performance during the period, as yield curve positioning and implementation costs associated with the Fund’s interest rate derivatives weighed on relative results. Overall, interest rate factors still contributed positively to absolute return, as income from higher starting yields outweighed the price impact of rising Treasury yields.

Investment-grade corporate bonds | The Fund’s underweight allocation to investment-grade corporates detracted from relative performance, as the sector continued to generate positive returns despite historically tight spreads. The allocation also contributed positively to absolute return.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Strategic Income Fund Class C (including sales charges) ($12,851)	Bloomberg U.S. Aggregate Bond Index ($11,489)	FTSE Non-U.S. World Government Bond (All Maturities) Index – Unhedged ($8,668)	ICE BofA US Cash Pay High Yield Constrained Index ($16,692)	JPMorgan Emerging Markets Bond Index - Global ($13,526)
08/16	$10,000	$10,000	$10,000	$10,000	$10,000
09/16	$10,017	$9,994	$10,104	$10,065	$10,034
10/16	$10,011	$9,918	$9,642	$10,095	$9,887
11/16	$9,906	$9,683	$9,097	$10,055	$9,475
12/16	$9,960	$9,697	$9,009	$10,252	$9,611
01/17	$10,045	$9,716	$9,137	$10,389	$9,749
02/17	$10,112	$9,781	$9,168	$10,552	$9,952
03/17	$10,127	$9,776	$9,191	$10,529	$9,986
04/17	$10,229	$9,851	$9,340	$10,648	$10,149
05/17	$10,262	$9,927	$9,553	$10,745	$10,233
06/17	$10,327	$9,917	$9,541	$10,756	$10,207
07/17	$10,409	$9,960	$9,803	$10,880	$10,274
08/17	$10,389	$10,049	$9,924	$10,878	$10,452
09/17	$10,444	$10,001	$9,786	$10,976	$10,450
10/17	$10,482	$10,007	$9,713	$11,018	$10,469
11/17	$10,469	$9,994	$9,931	$10,987	$10,441
12/17	$10,488	$10,040	$9,940	$11,019	$10,507
01/18	$10,527	$9,925	$10,258	$11,089	$10,487
02/18	$10,444	$9,830	$10,192	$10,984	$10,281
03/18	$10,431	$9,894	$10,379	$10,915	$10,320
04/18	$10,400	$9,820	$10,126	$10,988	$10,169
05/18	$10,386	$9,890	$9,893	$10,986	$10,059
06/18	$10,355	$9,878	$9,848	$11,025	$9,957
07/18	$10,430	$9,880	$9,809	$11,149	$10,163
08/18	$10,418	$9,944	$9,737	$11,229	$9,967
09/18	$10,442	$9,880	$9,633	$11,294	$10,144
10/18	$10,290	$9,802	$9,493	$11,109	$9,917
11/18	$10,266	$9,860	$9,517	$11,010	$9,878
12/18	$10,293	$10,041	$9,759	$10,769	$10,023
01/19	$10,590	$10,148	$9,950	$11,264	$10,465
02/19	$10,673	$10,142	$9,820	$11,454	$10,531
03/19	$10,791	$10,337	$9,907	$11,566	$10,684
04/19	$10,855	$10,339	$9,844	$11,728	$10,696
05/19	$10,865	$10,523	$9,976	$11,579	$10,758
06/19	$11,002	$10,655	$10,296	$11,863	$11,085
07/19	$11,067	$10,679	$10,224	$11,924	$11,213
08/19	$11,039	$10,955	$10,451	$11,972	$11,274
09/19	$11,068	$10,897	$10,285	$12,009	$11,233
10/19	$11,132	$10,930	$10,371	$12,038	$11,275
11/19	$11,140	$10,924	$10,193	$12,070	$11,257
12/19	$11,257	$10,917	$10,278	$12,320	$11,468
01/20	$11,282	$11,127	$10,390	$12,321	$11,667
02/20	$11,214	$11,327	$10,384	$12,131	$11,573
03/20	$10,103	$11,260	$10,084	$10,709	$10,120
04/20	$10,447	$11,460	$10,237	$11,116	$10,342
05/20	$10,829	$11,514	$10,286	$11,621	$10,935
06/20	$11,099	$11,586	$10,385	$11,729	$11,254
07/20	$11,463	$11,759	$10,916	$12,286	$11,670
08/20	$11,488	$11,665	$10,907	$12,409	$11,704
09/20	$11,432	$11,658	$10,861	$12,281	$11,511
10/20	$11,474	$11,606	$10,889	$12,337	$11,497
11/20	$11,802	$11,720	$11,135	$12,826	$11,928
12/20	$11,969	$11,736	$11,385	$13,072	$12,142
01/21	$12,020	$11,652	$11,225	$13,114	$11,995
02/21	$12,067	$11,484	$10,938	$13,157	$11,687
03/21	$12,023	$11,340	$10,654	$13,179	$11,566
04/21	$12,079	$11,430	$10,799	$13,323	$11,787
05/21	$12,116	$11,467	$10,932	$13,359	$11,915
06/21	$12,168	$11,548	$10,702	$13,540	$12,021
07/21	$12,176	$11,677	$10,900	$13,590	$12,086
08/21	$12,178	$11,655	$10,809	$13,665	$12,196
09/21	$12,120	$11,554	$10,491	$13,668	$11,957
10/21	$12,081	$11,551	$10,418	$13,644	$11,964
11/21	$11,989	$11,585	$10,353	$13,502	$11,791
12/21	$12,067	$11,555	$10,284	$13,761	$11,959
01/22	$11,875	$11,306	$10,048	$13,384	$11,613
02/22	$11,698	$11,180	$9,920	$13,262	$10,974
03/22	$11,531	$10,869	$9,551	$13,141	$10,851
04/22	$11,132	$10,457	$8,806	$12,663	$10,257
05/22	$11,081	$10,524	$8,789	$12,700	$10,276
06/22	$10,753	$10,359	$8,357	$11,837	$9,707
07/22	$11,104	$10,612	$8,534	$12,551	$10,017
08/22	$10,922	$10,313	$8,040	$12,247	$9,900
09/22	$10,400	$9,867	$7,525	$11,757	$9,299
10/22	$10,252	$9,739	$7,538	$12,095	$9,306
11/22	$10,653	$10,097	$7,994	$12,327	$9,953
12/22	$10,617	$10,052	$8,014	$12,234	$9,991
01/23	$11,032	$10,361	$8,298	$12,709	$10,302
02/23	$10,774	$10,093	$7,957	$12,545	$10,075
03/23	$10,944	$10,350	$8,312	$12,684	$10,215
04/23	$10,998	$10,412	$8,338	$12,806	$10,267
05/23	$10,876	$10,299	$8,093	$12,683	$10,176
06/23	$10,993	$10,262	$8,137	$12,888	$10,372
07/23	$11,079	$10,255	$8,205	$13,073	$10,539
08/23	$11,011	$10,189	$8,038	$13,112	$10,392
09/23	$10,838	$9,931	$7,717	$12,957	$10,099
10/23	$10,672	$9,774	$7,638	$12,795	$9,953
11/23	$11,173	$10,216	$8,093	$13,381	$10,529
12/23	$11,572	$10,608	$8,481	$13,875	$11,035
01/24	$11,590	$10,578	$8,273	$13,876	$10,905
02/24	$11,512	$10,429	$8,164	$13,914	$10,980
03/24	$11,605	$10,525	$8,191	$14,079	$11,189
04/24	$11,413	$10,259	$7,958	$13,937	$10,965
05/24	$11,581	$10,433	$8,022	$14,091	$11,164
06/24	$11,669	$10,532	$7,959	$14,223	$11,238
07/24	$11,903	$10,778	$8,226	$14,500	$11,443
08/24	$12,082	$10,933	$8,478	$14,734	$11,710
09/24	$12,223	$11,079	$8,644	$14,972	$11,920
10/24	$12,029	$10,805	$8,277	$14,887	$11,706
11/24	$12,161	$10,919	$8,267	$15,057	$11,845
12/24	$12,004	$10,740	$8,031	$14,991	$11,668
01/25	$12,091	$10,797	$8,066	$15,199	$11,811
02/25	$12,268	$11,035	$8,134	$15,300	$12,006
03/25	$12,227	$11,039	$8,217	$15,137	$11,941
04/25	$12,310	$11,082	$8,658	$15,137	$11,931
05/25	$12,331	$11,003	$8,626	$15,392	$12,033
06/25	$12,516	$11,172	$8,823	$15,676	$12,307
07/25	$12,475	$11,143	$8,579	$15,737	$12,452
08/25	$12,615	$11,276	$8,714	$15,933	$12,643
09/25	$12,682	$11,399	$8,753	$16,054	$12,847
10/25	$12,725	$11,470	$8,673	$16,085	$13,130
11/25	$12,770	$11,541	$8,672	$16,169	$13,169
12/25	$12,742	$11,524	$8,711	$16,273	$13,237
01/26	$12,757	$11,537	$8,853	$16,352	$13,311
02/26	$12,901	$11,726	$8,934	$16,382	$13,497
03/26	$12,695	$11,519	$8,558	$16,187	$13,086
04/26	$12,811	$11,532	$8,729	$16,461	$13,417
05/26	$12,869	$11,568	$8,767	$16,541	$13,527
06/26	$12,903	$11,596	$8,640	$16,578	$13,614
07/26	$12,785	$11,445	$8,633	$16,531	$13,404
08/26	$12,851	$11,489	$8,668	$16,692	$13,526

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	1.87	1.08	2.54
Class C (including sales charges)	0.89	1.08	2.54
Bloomberg U.S. Aggregate Bond Index	1.89	(0.29)	1.40
FTSE Non-U.S. World Government Bond (All Maturities) Index – Unhedged	(0.54)	(4.32)	(1.42)
ICE BofA US Cash Pay High Yield Constrained Index	4.77	4.08	5.26
JPMorgan Emerging Markets Bond Index - Global	6.99	2.09	3.07

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 5,957,083,457
Holdings Count | Holding	1,262
Advisory Fees Paid, Amount	$ 32,956,876
InvestmentCompanyPortfolioTurnover	245.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$5,957,083,457
Total number of portfolio holdings	1,262
Management services fees (represents 0.55% of Fund average net assets)	$32,956,876
Portfolio turnover for the reporting period	245%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	59%

Holdings [Text Block]

Derivative Exposure

Table Summary
Long
Interest Rate Risk	36.9%
Credit Risk	0.8%
Short
Interest Rate Risk	29.5%
Credit Risk	2.8%

Asset Categories

Table Summary
Corporate Bonds & Notes	35.6%
Residential Mortgage-Backed Securities - Agency	26.3%
Senior Loans	19.7%
Foreign Government Obligations	9.5%
Asset-Backed Securities - Non-Agency	8.9%
Residential Mortgage-Backed Securities - Non-Agency	8.2%
Money Market Funds	4.1%
Other	1.8%

Material Fund Change [Text Block]
C000029362
Shareholder Report [Line Items]
Fund Name	Columbia Strategic Income Fund
Class Name	Institutional Class
Trading Symbol	LSIZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Strategic Income Fund (the Fund) for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$69	0.68%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

High-yield corporate bonds | High-yield corporates were the largest contributor to the Fund’s relative performance during the period. Resilient issuer fundamentals and steady investor demand supported the sector, and its meaningful income advantage over Treasuries drove positive excess returns. The allocation added value relative to the benchmark, which has no exposure to below-investment-grade corporates.

Emerging market debt | Emerging market debt was the second-largest contributor to relative performance during the period, supported by improving sovereign and corporate credit conditions and strong demand for higher-yielding assets. The Fund's overweight allocation to the sector added value relative to the benchmark.

High-yield bank loans | Bank loans contributed positively to relative performance during the period, as elevated short-term interest rates and supportive credit conditions benefited the Fund's higher-income, floating-rate holdings. The allocation added value relative to the benchmark, which does not hold these securities.

Top Performance Detractors

Agency mortgage-backed securities | Agency mortgage-backed-securities (MBS) detracted most from the Fund’s performance relative to the benchmark, driven by the Fund's inverse interest-only (IIO) holdings, which are not held in the benchmark. Coupons on these securities move inversely to short-term rates, and they were pressured as the market repriced from expecting Federal Reserve rate cuts to the possibility of hikes. Agency MBS still contributed positively to absolute return.

Interest rate positioning | Interest rate positioning detracted from relative performance during the period, as yield curve positioning and implementation costs associated with the Fund’s interest rate derivatives weighed on relative results. Overall, interest rate factors still contributed positively to absolute return, as income from higher starting yields outweighed the price impact of rising Treasury yields.

Investment-grade corporate bonds | The Fund’s underweight allocation to investment-grade corporates detracted from relative performance, as the sector continued to generate positive returns despite historically tight spreads. The allocation also contributed positively to absolute return.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Strategic Income Fund Institutional Class ($14,195)	Bloomberg U.S. Aggregate Bond Index ($11,489)	FTSE Non-U.S. World Government Bond (All Maturities) Index – Unhedged ($8,668)	ICE BofA US Cash Pay High Yield Constrained Index ($16,692)	JPMorgan Emerging Markets Bond Index - Global ($13,526)
08/16	$10,000	$10,000	$10,000	$10,000	$10,000
09/16	$10,009	$9,994	$10,104	$10,065	$10,034
10/16	$10,028	$9,918	$9,642	$10,095	$9,887
11/16	$9,912	$9,683	$9,097	$10,055	$9,475
12/16	$9,993	$9,697	$9,009	$10,252	$9,611
01/17	$10,088	$9,716	$9,137	$10,389	$9,749
02/17	$10,164	$9,781	$9,168	$10,552	$9,952
03/17	$10,189	$9,776	$9,191	$10,529	$9,986
04/17	$10,284	$9,851	$9,340	$10,648	$10,149
05/17	$10,344	$9,927	$9,553	$10,745	$10,233
06/17	$10,402	$9,917	$9,541	$10,756	$10,207
07/17	$10,494	$9,960	$9,803	$10,880	$10,274
08/17	$10,483	$10,049	$9,924	$10,878	$10,452
09/17	$10,565	$10,001	$9,786	$10,976	$10,450
10/17	$10,596	$10,007	$9,713	$11,018	$10,469
11/17	$10,591	$9,994	$9,931	$10,987	$10,441
12/17	$10,620	$10,040	$9,940	$11,019	$10,507
01/18	$10,668	$9,925	$10,258	$11,089	$10,487
02/18	$10,591	$9,830	$10,192	$10,984	$10,281
03/18	$10,587	$9,894	$10,379	$10,915	$10,320
04/18	$10,582	$9,820	$10,126	$10,988	$10,169
05/18	$10,559	$9,890	$9,893	$10,986	$10,059
06/18	$10,535	$9,878	$9,848	$11,025	$9,957
07/18	$10,621	$9,880	$9,809	$11,149	$10,163
08/18	$10,637	$9,944	$9,737	$11,229	$9,967
09/18	$10,670	$9,880	$9,633	$11,294	$10,144
10/18	$10,503	$9,802	$9,493	$11,109	$9,917
11/18	$10,487	$9,860	$9,517	$11,010	$9,878
12/18	$10,542	$10,041	$9,759	$10,769	$10,023
01/19	$10,843	$10,148	$9,950	$11,264	$10,465
02/19	$10,937	$10,142	$9,820	$11,454	$10,531
03/19	$11,069	$10,337	$9,907	$11,566	$10,684
04/19	$11,127	$10,339	$9,844	$11,728	$10,696
05/19	$11,165	$10,523	$9,976	$11,579	$10,758
06/19	$11,318	$10,655	$10,296	$11,863	$11,085
07/19	$11,395	$10,679	$10,224	$11,924	$11,213
08/19	$11,376	$10,955	$10,451	$11,972	$11,274
09/19	$11,415	$10,897	$10,285	$12,009	$11,233
10/19	$11,474	$10,930	$10,371	$12,038	$11,275
11/19	$11,511	$10,924	$10,193	$12,070	$11,257
12/19	$11,625	$10,917	$10,278	$12,320	$11,468
01/20	$11,660	$11,127	$10,390	$12,321	$11,667
02/20	$11,598	$11,327	$10,384	$12,131	$11,573
03/20	$10,457	$11,260	$10,084	$10,709	$10,120
04/20	$10,848	$11,460	$10,237	$11,116	$10,342
05/20	$11,241	$11,514	$10,286	$11,621	$10,935
06/20	$11,536	$11,586	$10,385	$11,729	$11,254
07/20	$11,911	$11,759	$10,916	$12,286	$11,670
08/20	$11,947	$11,665	$10,907	$12,409	$11,704
09/20	$11,903	$11,658	$10,861	$12,281	$11,511
10/20	$11,958	$11,606	$10,889	$12,337	$11,497
11/20	$12,306	$11,720	$11,135	$12,826	$11,928
12/20	$12,489	$11,736	$11,385	$13,072	$12,142
01/21	$12,554	$11,652	$11,225	$13,114	$11,995
02/21	$12,613	$11,484	$10,938	$13,157	$11,687
03/21	$12,582	$11,340	$10,654	$13,179	$11,566
04/21	$12,653	$11,430	$10,799	$13,323	$11,787
05/21	$12,698	$11,467	$10,932	$13,359	$11,915
06/21	$12,764	$11,548	$10,702	$13,540	$12,021
07/21	$12,783	$11,677	$10,900	$13,590	$12,086
08/21	$12,796	$11,655	$10,809	$13,665	$12,196
09/21	$12,745	$11,554	$10,491	$13,668	$11,957
10/21	$12,719	$11,551	$10,418	$13,644	$11,964
11/21	$12,631	$11,585	$10,353	$13,502	$11,791
12/21	$12,720	$11,555	$10,284	$13,761	$11,959
01/22	$12,530	$11,306	$10,048	$13,384	$11,613
02/22	$12,349	$11,180	$9,920	$13,262	$10,974
03/22	$12,185	$10,869	$9,551	$13,141	$10,851
04/22	$11,776	$10,457	$8,806	$12,663	$10,257
05/22	$11,725	$10,524	$8,789	$12,700	$10,276
06/22	$11,392	$10,359	$8,357	$11,837	$9,707
07/22	$11,770	$10,612	$8,534	$12,551	$10,017
08/22	$11,594	$10,313	$8,040	$12,247	$9,900
09/22	$11,044	$9,867	$7,525	$11,757	$9,299
10/22	$10,899	$9,739	$7,538	$12,095	$9,306
11/22	$11,337	$10,097	$7,994	$12,327	$9,953
12/22	$11,302	$10,052	$8,014	$12,234	$9,991
01/23	$11,757	$10,361	$8,298	$12,709	$10,302
02/23	$11,491	$10,093	$7,957	$12,545	$10,075
03/23	$11,686	$10,350	$8,312	$12,684	$10,215
04/23	$11,749	$10,412	$8,338	$12,806	$10,267
05/23	$11,627	$10,299	$8,093	$12,683	$10,176
06/23	$11,763	$10,262	$8,137	$12,888	$10,372
07/23	$11,862	$10,255	$8,205	$13,073	$10,539
08/23	$11,803	$10,189	$8,038	$13,112	$10,392
09/23	$11,629	$9,931	$7,717	$12,957	$10,099
10/23	$11,457	$9,774	$7,638	$12,795	$9,953
11/23	$12,011	$10,216	$8,093	$13,381	$10,529
12/23	$12,447	$10,608	$8,481	$13,875	$11,035
01/24	$12,477	$10,578	$8,273	$13,876	$10,905
02/24	$12,402	$10,429	$8,164	$13,914	$10,980
03/24	$12,514	$10,525	$8,191	$14,079	$11,189
04/24	$12,320	$10,259	$7,958	$13,937	$10,965
05/24	$12,509	$10,433	$8,022	$14,091	$11,164
06/24	$12,616	$10,532	$7,959	$14,223	$11,238
07/24	$12,879	$10,778	$8,226	$14,500	$11,443
08/24	$13,082	$10,933	$8,478	$14,734	$11,710
09/24	$13,243	$11,079	$8,644	$14,972	$11,920
10/24	$13,046	$10,805	$8,277	$14,887	$11,706
11/24	$13,202	$10,919	$8,267	$15,057	$11,845
12/24	$13,040	$10,740	$8,031	$14,991	$11,668
01/25	$13,141	$10,797	$8,066	$15,199	$11,811
02/25	$13,354	$11,035	$8,134	$15,300	$12,006
03/25	$13,320	$11,039	$8,217	$15,137	$11,941
04/25	$13,417	$11,082	$8,658	$15,137	$11,931
05/25	$13,452	$11,003	$8,626	$15,392	$12,033
06/25	$13,663	$11,172	$8,823	$15,676	$12,307
07/25	$13,635	$11,143	$8,579	$15,737	$12,452
08/25	$13,797	$11,276	$8,714	$15,933	$12,643
09/25	$13,876	$11,399	$8,753	$16,054	$12,847
10/25	$13,937	$11,470	$8,673	$16,085	$13,130
11/25	$13,998	$11,541	$8,672	$16,169	$13,169
12/25	$13,979	$11,524	$8,711	$16,273	$13,237
01/26	$14,008	$11,537	$8,853	$16,352	$13,311
02/26	$14,180	$11,726	$8,934	$16,382	$13,497
03/26	$13,968	$11,519	$8,558	$16,187	$13,086
04/26	$14,103	$11,532	$8,729	$16,461	$13,417
05/26	$14,180	$11,568	$8,767	$16,541	$13,527
06/26	$14,230	$11,596	$8,640	$16,578	$13,614
07/26	$14,109	$11,445	$8,633	$16,531	$13,404
08/26	$14,195	$11,489	$8,668	$16,692	$13,526

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	2.89	2.10	3.57
Bloomberg U.S. Aggregate Bond Index	1.89	(0.29)	1.40
FTSE Non-U.S. World Government Bond (All Maturities) Index – Unhedged	(0.54)	(4.32)	(1.42)
ICE BofA US Cash Pay High Yield Constrained Index	4.77	4.08	5.26
JPMorgan Emerging Markets Bond Index - Global	6.99	2.09	3.07

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 5,957,083,457
Holdings Count | Holding	1,262
Advisory Fees Paid, Amount	$ 32,956,876
InvestmentCompanyPortfolioTurnover	245.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$5,957,083,457
Total number of portfolio holdings	1,262
Management services fees (represents 0.55% of Fund average net assets)	$32,956,876
Portfolio turnover for the reporting period	245%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	59%

Holdings [Text Block]

Derivative Exposure

Table Summary
Long
Interest Rate Risk	36.9%
Credit Risk	0.8%
Short
Interest Rate Risk	29.5%
Credit Risk	2.8%

Asset Categories

Table Summary
Corporate Bonds & Notes	35.6%
Residential Mortgage-Backed Securities - Agency	26.3%
Senior Loans	19.7%
Foreign Government Obligations	9.5%
Asset-Backed Securities - Non-Agency	8.9%
Residential Mortgage-Backed Securities - Non-Agency	8.2%
Money Market Funds	4.1%
Other	1.8%

Material Fund Change [Text Block]
C000094663
Shareholder Report [Line Items]
Fund Name	Columbia Strategic Income Fund
Class Name	Institutional 2 Class
Trading Symbol	CTIVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Strategic Income Fund (the Fund) for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$65	0.64%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

High-yield corporate bonds | High-yield corporates were the largest contributor to the Fund’s relative performance during the period. Resilient issuer fundamentals and steady investor demand supported the sector, and its meaningful income advantage over Treasuries drove positive excess returns. The allocation added value relative to the benchmark, which has no exposure to below-investment-grade corporates.

Emerging market debt | Emerging market debt was the second-largest contributor to relative performance during the period, supported by improving sovereign and corporate credit conditions and strong demand for higher-yielding assets. The Fund's overweight allocation to the sector added value relative to the benchmark.

High-yield bank loans | Bank loans contributed positively to relative performance during the period, as elevated short-term interest rates and supportive credit conditions benefited the Fund's higher-income, floating-rate holdings. The allocation added value relative to the benchmark, which does not hold these securities.

Top Performance Detractors

Agency mortgage-backed securities | Agency mortgage-backed-securities (MBS) detracted most from the Fund’s performance relative to the benchmark, driven by the Fund's inverse interest-only (IIO) holdings, which are not held in the benchmark. Coupons on these securities move inversely to short-term rates, and they were pressured as the market repriced from expecting Federal Reserve rate cuts to the possibility of hikes. Agency MBS still contributed positively to absolute return.

Interest rate positioning | Interest rate positioning detracted from relative performance during the period, as yield curve positioning and implementation costs associated with the Fund’s interest rate derivatives weighed on relative results. Overall, interest rate factors still contributed positively to absolute return, as income from higher starting yields outweighed the price impact of rising Treasury yields.

Investment-grade corporate bonds | The Fund’s underweight allocation to investment-grade corporates detracted from relative performance, as the sector continued to generate positive returns despite historically tight spreads. The allocation also contributed positively to absolute return.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Strategic Income Fund Institutional 2 Class ($14,266)	Bloomberg U.S. Aggregate Bond Index ($11,489)	FTSE Non-U.S. World Government Bond (All Maturities) Index – Unhedged ($8,668)	ICE BofA US Cash Pay High Yield Constrained Index ($16,692)	JPMorgan Emerging Markets Bond Index - Global ($13,526)
08/16	$10,000	$10,000	$10,000	$10,000	$10,000
09/16	$10,027	$9,994	$10,104	$10,065	$10,034
10/16	$10,030	$9,918	$9,642	$10,095	$9,887
11/16	$9,932	$9,683	$9,097	$10,055	$9,475
12/16	$9,996	$9,697	$9,009	$10,252	$9,611
01/17	$10,092	$9,716	$9,137	$10,389	$9,749
02/17	$10,168	$9,781	$9,168	$10,552	$9,952
03/17	$10,194	$9,776	$9,191	$10,529	$9,986
04/17	$10,290	$9,851	$9,340	$10,648	$10,149
05/17	$10,350	$9,927	$9,553	$10,745	$10,233
06/17	$10,408	$9,917	$9,541	$10,756	$10,207
07/17	$10,502	$9,960	$9,803	$10,880	$10,274
08/17	$10,508	$10,049	$9,924	$10,878	$10,452
09/17	$10,574	$10,001	$9,786	$10,976	$10,450
10/17	$10,605	$10,007	$9,713	$11,018	$10,469
11/17	$10,600	$9,994	$9,931	$10,987	$10,441
12/17	$10,630	$10,040	$9,940	$11,019	$10,507
01/18	$10,697	$9,925	$10,258	$11,089	$10,487
02/18	$10,620	$9,830	$10,192	$10,984	$10,281
03/18	$10,598	$9,894	$10,379	$10,915	$10,320
04/18	$10,593	$9,820	$10,126	$10,988	$10,169
05/18	$10,589	$9,890	$9,893	$10,986	$10,059
06/18	$10,547	$9,878	$9,848	$11,025	$9,957
07/18	$10,634	$9,880	$9,809	$11,149	$10,163
08/18	$10,649	$9,944	$9,737	$11,229	$9,967
09/18	$10,683	$9,880	$9,633	$11,294	$10,144
10/18	$10,535	$9,802	$9,493	$11,109	$9,917
11/18	$10,519	$9,860	$9,517	$11,010	$9,878
12/18	$10,556	$10,041	$9,759	$10,769	$10,023
01/19	$10,857	$10,148	$9,950	$11,264	$10,465
02/19	$10,952	$10,142	$9,820	$11,454	$10,531
03/19	$11,085	$10,337	$9,907	$11,566	$10,684
04/19	$11,162	$10,339	$9,844	$11,728	$10,696
05/19	$11,182	$10,523	$9,976	$11,579	$10,758
06/19	$11,335	$10,655	$10,296	$11,863	$11,085
07/19	$11,413	$10,679	$10,224	$11,924	$11,213
08/19	$11,395	$10,955	$10,451	$11,972	$11,274
09/19	$11,434	$10,897	$10,285	$12,009	$11,233
10/19	$11,512	$10,930	$10,371	$12,038	$11,275
11/19	$11,531	$10,924	$10,193	$12,070	$11,257
12/19	$11,645	$10,917	$10,278	$12,320	$11,468
01/20	$11,700	$11,127	$10,390	$12,321	$11,667
02/20	$11,638	$11,327	$10,384	$12,131	$11,573
03/20	$10,477	$11,260	$10,084	$10,709	$10,120
04/20	$10,868	$11,460	$10,237	$11,116	$10,342
05/20	$11,282	$11,514	$10,286	$11,621	$10,935
06/20	$11,558	$11,586	$10,385	$11,729	$11,254
07/20	$11,935	$11,759	$10,916	$12,286	$11,670
08/20	$11,971	$11,665	$10,907	$12,409	$11,704
09/20	$11,937	$11,658	$10,861	$12,281	$11,511
10/20	$11,993	$11,606	$10,889	$12,337	$11,497
11/20	$12,342	$11,720	$11,135	$12,826	$11,928
12/20	$12,525	$11,736	$11,385	$13,072	$12,142
01/21	$12,591	$11,652	$11,225	$13,114	$11,995
02/21	$12,651	$11,484	$10,938	$13,157	$11,687
03/21	$12,614	$11,340	$10,654	$13,179	$11,566
04/21	$12,691	$11,430	$10,799	$13,323	$11,787
05/21	$12,736	$11,467	$10,932	$13,359	$11,915
06/21	$12,802	$11,548	$10,702	$13,540	$12,021
07/21	$12,823	$11,677	$10,900	$13,590	$12,086
08/21	$12,836	$11,655	$10,809	$13,665	$12,196
09/21	$12,785	$11,554	$10,491	$13,668	$11,957
10/21	$12,760	$11,551	$10,418	$13,644	$11,964
11/21	$12,671	$11,585	$10,353	$13,502	$11,791
12/21	$12,761	$11,555	$10,284	$13,761	$11,959
01/22	$12,570	$11,306	$10,048	$13,384	$11,613
02/22	$12,390	$11,180	$9,920	$13,262	$10,974
03/22	$12,226	$10,869	$9,551	$13,141	$10,851
04/22	$11,811	$10,457	$8,806	$12,663	$10,257
05/22	$11,766	$10,524	$8,789	$12,700	$10,276
06/22	$11,432	$10,359	$8,357	$11,837	$9,707
07/22	$11,812	$10,612	$8,534	$12,551	$10,017
08/22	$11,636	$10,313	$8,040	$12,247	$9,900
09/22	$11,085	$9,867	$7,525	$11,757	$9,299
10/22	$10,939	$9,739	$7,538	$12,095	$9,306
11/22	$11,379	$10,097	$7,994	$12,327	$9,953
12/22	$11,344	$10,052	$8,014	$12,234	$9,991
01/23	$11,801	$10,361	$8,298	$12,709	$10,302
02/23	$11,535	$10,093	$7,957	$12,545	$10,075
03/23	$11,731	$10,350	$8,312	$12,684	$10,215
04/23	$11,794	$10,412	$8,338	$12,806	$10,267
05/23	$11,672	$10,299	$8,093	$12,683	$10,176
06/23	$11,809	$10,262	$8,137	$12,888	$10,372
07/23	$11,908	$10,255	$8,205	$13,073	$10,539
08/23	$11,850	$10,189	$8,038	$13,112	$10,392
09/23	$11,671	$9,931	$7,717	$12,957	$10,099
10/23	$11,504	$9,774	$7,638	$12,795	$9,953
11/23	$12,054	$10,216	$8,093	$13,381	$10,529
12/23	$12,498	$10,608	$8,481	$13,875	$11,035
01/24	$12,529	$10,578	$8,273	$13,876	$10,905
02/24	$12,453	$10,429	$8,164	$13,914	$10,980
03/24	$12,566	$10,525	$8,191	$14,079	$11,189
04/24	$12,366	$10,259	$7,958	$13,937	$10,965
05/24	$12,563	$10,433	$8,022	$14,091	$11,164
06/24	$12,664	$10,532	$7,959	$14,223	$11,238
07/24	$12,935	$10,778	$8,226	$14,500	$11,443
08/24	$13,139	$10,933	$8,478	$14,734	$11,710
09/24	$13,307	$11,079	$8,644	$14,972	$11,920
10/24	$13,103	$10,805	$8,277	$14,887	$11,706
11/24	$13,260	$10,919	$8,267	$15,057	$11,845
12/24	$13,097	$10,740	$8,031	$14,991	$11,668
01/25	$13,200	$10,797	$8,066	$15,199	$11,811
02/25	$13,414	$11,035	$8,134	$15,300	$12,006
03/25	$13,380	$11,039	$8,217	$15,137	$11,941
04/25	$13,478	$11,082	$8,658	$15,137	$11,931
05/25	$13,514	$11,003	$8,626	$15,392	$12,033
06/25	$13,726	$11,172	$8,823	$15,676	$12,307
07/25	$13,698	$11,143	$8,579	$15,737	$12,452
08/25	$13,861	$11,276	$8,714	$15,933	$12,643
09/25	$13,941	$11,399	$8,753	$16,054	$12,847
10/25	$14,008	$11,470	$8,673	$16,085	$13,130
11/25	$14,070	$11,541	$8,672	$16,169	$13,169
12/25	$14,051	$11,524	$8,711	$16,273	$13,237
01/26	$14,081	$11,537	$8,853	$16,352	$13,311
02/26	$14,248	$11,726	$8,934	$16,382	$13,497
03/26	$14,035	$11,519	$8,558	$16,187	$13,086
04/26	$14,171	$11,532	$8,729	$16,461	$13,417
05/26	$14,249	$11,568	$8,767	$16,541	$13,527
06/26	$14,299	$11,596	$8,640	$16,578	$13,614
07/26	$14,178	$11,445	$8,633	$16,531	$13,404
08/26	$14,266	$11,489	$8,668	$16,692	$13,526

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	2.92	2.13	3.62
Bloomberg U.S. Aggregate Bond Index	1.89	(0.29)	1.40
FTSE Non-U.S. World Government Bond (All Maturities) Index – Unhedged	(0.54)	(4.32)	(1.42)
ICE BofA US Cash Pay High Yield Constrained Index	4.77	4.08	5.26
JPMorgan Emerging Markets Bond Index - Global	6.99	2.09	3.07

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 5,957,083,457
Holdings Count | Holding	1,262
Advisory Fees Paid, Amount	$ 32,956,876
InvestmentCompanyPortfolioTurnover	245.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$5,957,083,457
Total number of portfolio holdings	1,262
Management services fees (represents 0.55% of Fund average net assets)	$32,956,876
Portfolio turnover for the reporting period	245%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	59%

Holdings [Text Block]

Derivative Exposure

Table Summary
Long
Interest Rate Risk	36.9%
Credit Risk	0.8%
Short
Interest Rate Risk	29.5%
Credit Risk	2.8%

Asset Categories

Table Summary
Corporate Bonds & Notes	35.6%
Residential Mortgage-Backed Securities - Agency	26.3%
Senior Loans	19.7%
Foreign Government Obligations	9.5%
Asset-Backed Securities - Non-Agency	8.9%
Residential Mortgage-Backed Securities - Non-Agency	8.2%
Money Market Funds	4.1%
Other	1.8%

Material Fund Change [Text Block]
C000129839
Shareholder Report [Line Items]
Fund Name	Columbia Strategic Income Fund
Class Name	Institutional 3 Class
Trading Symbol	CPHUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Strategic Income Fund (the Fund) for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$60	0.59%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

High-yield corporate bonds | High-yield corporates were the largest contributor to the Fund’s relative performance during the period. Resilient issuer fundamentals and steady investor demand supported the sector, and its meaningful income advantage over Treasuries drove positive excess returns. The allocation added value relative to the benchmark, which has no exposure to below-investment-grade corporates.

Emerging market debt | Emerging market debt was the second-largest contributor to relative performance during the period, supported by improving sovereign and corporate credit conditions and strong demand for higher-yielding assets. The Fund's overweight allocation to the sector added value relative to the benchmark.

High-yield bank loans | Bank loans contributed positively to relative performance during the period, as elevated short-term interest rates and supportive credit conditions benefited the Fund's higher-income, floating-rate holdings. The allocation added value relative to the benchmark, which does not hold these securities.

Top Performance Detractors

Agency mortgage-backed securities | Agency mortgage-backed-securities (MBS) detracted most from the Fund’s performance relative to the benchmark, driven by the Fund's inverse interest-only (IIO) holdings, which are not held in the benchmark. Coupons on these securities move inversely to short-term rates, and they were pressured as the market repriced from expecting Federal Reserve rate cuts to the possibility of hikes. Agency MBS still contributed positively to absolute return.

Interest rate positioning | Interest rate positioning detracted from relative performance during the period, as yield curve positioning and implementation costs associated with the Fund’s interest rate derivatives weighed on relative results. Overall, interest rate factors still contributed positively to absolute return, as income from higher starting yields outweighed the price impact of rising Treasury yields.

Investment-grade corporate bonds | The Fund’s underweight allocation to investment-grade corporates detracted from relative performance, as the sector continued to generate positive returns despite historically tight spreads. The allocation also contributed positively to absolute return.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Strategic Income Fund Institutional 3 Class ($14,312)	Bloomberg U.S. Aggregate Bond Index ($11,489)	FTSE Non-U.S. World Government Bond (All Maturities) Index – Unhedged ($8,668)	ICE BofA US Cash Pay High Yield Constrained Index ($16,692)	JPMorgan Emerging Markets Bond Index - Global ($13,526)
08/16	$10,000	$10,000	$10,000	$10,000	$10,000
09/16	$10,010	$9,994	$10,104	$10,065	$10,034
10/16	$10,031	$9,918	$9,642	$10,095	$9,887
11/16	$9,916	$9,683	$9,097	$10,055	$9,475
12/16	$9,998	$9,697	$9,009	$10,252	$9,611
01/17	$10,094	$9,716	$9,137	$10,389	$9,749
02/17	$10,172	$9,781	$9,168	$10,552	$9,952
03/17	$10,180	$9,776	$9,191	$10,529	$9,986
04/17	$10,294	$9,851	$9,340	$10,648	$10,149
05/17	$10,355	$9,927	$9,553	$10,745	$10,233
06/17	$10,414	$9,917	$9,541	$10,756	$10,207
07/17	$10,490	$9,960	$9,803	$10,880	$10,274
08/17	$10,497	$10,049	$9,924	$10,878	$10,452
09/17	$10,563	$10,001	$9,786	$10,976	$10,450
10/17	$10,594	$10,007	$9,713	$11,018	$10,469
11/17	$10,608	$9,994	$9,931	$10,987	$10,441
12/17	$10,620	$10,040	$9,940	$11,019	$10,507
01/18	$10,688	$9,925	$10,258	$11,089	$10,487
02/18	$10,612	$9,830	$10,192	$10,984	$10,281
03/18	$10,590	$9,894	$10,379	$10,915	$10,320
04/18	$10,586	$9,820	$10,126	$10,988	$10,169
05/18	$10,581	$9,890	$9,893	$10,986	$10,059
06/18	$10,541	$9,878	$9,848	$11,025	$9,957
07/18	$10,646	$9,880	$9,809	$11,149	$10,163
08/18	$10,644	$9,944	$9,737	$11,229	$9,967
09/18	$10,678	$9,880	$9,633	$11,294	$10,144
10/18	$10,530	$9,802	$9,493	$11,109	$9,917
11/18	$10,514	$9,860	$9,517	$11,010	$9,878
12/18	$10,552	$10,041	$9,759	$10,769	$10,023
01/19	$10,855	$10,148	$9,950	$11,264	$10,465
02/19	$10,950	$10,142	$9,820	$11,454	$10,531
03/19	$11,084	$10,337	$9,907	$11,566	$10,684
04/19	$11,161	$10,339	$9,844	$11,728	$10,696
05/19	$11,182	$10,523	$9,976	$11,579	$10,758
06/19	$11,337	$10,655	$10,296	$11,863	$11,085
07/19	$11,415	$10,679	$10,224	$11,924	$11,213
08/19	$11,397	$10,955	$10,451	$11,972	$11,274
09/19	$11,437	$10,897	$10,285	$12,009	$11,233
10/19	$11,516	$10,930	$10,371	$12,038	$11,275
11/19	$11,535	$10,924	$10,193	$12,070	$11,257
12/19	$11,650	$10,917	$10,278	$12,320	$11,468
01/20	$11,687	$11,127	$10,390	$12,321	$11,667
02/20	$11,645	$11,327	$10,384	$12,131	$11,573
03/20	$10,479	$11,260	$10,084	$10,709	$10,120
04/20	$10,873	$11,460	$10,237	$11,116	$10,342
05/20	$11,269	$11,514	$10,286	$11,621	$10,935
06/20	$11,566	$11,586	$10,385	$11,729	$11,254
07/20	$11,945	$11,759	$10,916	$12,286	$11,670
08/20	$11,982	$11,665	$10,907	$12,409	$11,704
09/20	$11,943	$11,658	$10,861	$12,281	$11,511
10/20	$12,000	$11,606	$10,889	$12,337	$11,497
11/20	$12,351	$11,720	$11,135	$12,826	$11,928
12/20	$12,535	$11,736	$11,385	$13,072	$12,142
01/21	$12,596	$11,652	$11,225	$13,114	$11,995
02/21	$12,657	$11,484	$10,938	$13,157	$11,687
03/21	$12,627	$11,340	$10,654	$13,179	$11,566
04/21	$12,698	$11,430	$10,799	$13,323	$11,787
05/21	$12,745	$11,467	$10,932	$13,359	$11,915
06/21	$12,812	$11,548	$10,702	$13,540	$12,021
07/21	$12,833	$11,677	$10,900	$13,590	$12,086
08/21	$12,852	$11,655	$10,809	$13,665	$12,196
09/21	$12,801	$11,554	$10,491	$13,668	$11,957
10/21	$12,771	$11,551	$10,418	$13,644	$11,964
11/21	$12,688	$11,585	$10,353	$13,502	$11,791
12/21	$12,779	$11,555	$10,284	$13,761	$11,959
01/22	$12,588	$11,306	$10,048	$13,384	$11,613
02/22	$12,407	$11,180	$9,920	$13,262	$10,974
03/22	$12,242	$10,869	$9,551	$13,141	$10,851
04/22	$11,831	$10,457	$8,806	$12,663	$10,257
05/22	$11,786	$10,524	$8,789	$12,700	$10,276
06/22	$11,446	$10,359	$8,357	$11,837	$9,707
07/22	$11,828	$10,612	$8,534	$12,551	$10,017
08/22	$11,651	$10,313	$8,040	$12,247	$9,900
09/22	$11,103	$9,867	$7,525	$11,757	$9,299
10/22	$10,957	$9,739	$7,538	$12,095	$9,306
11/22	$11,395	$10,097	$7,994	$12,327	$9,953
12/22	$11,365	$10,052	$8,014	$12,234	$9,991
01/23	$11,820	$10,361	$8,298	$12,709	$10,302
02/23	$11,553	$10,093	$7,957	$12,545	$10,075
03/23	$11,750	$10,350	$8,312	$12,684	$10,215
04/23	$11,814	$10,412	$8,338	$12,806	$10,267
05/23	$11,697	$10,299	$8,093	$12,683	$10,176
06/23	$11,830	$10,262	$8,137	$12,888	$10,372
07/23	$11,931	$10,255	$8,205	$13,073	$10,539
08/23	$11,872	$10,189	$8,038	$13,112	$10,392
09/23	$11,698	$9,931	$7,717	$12,957	$10,099
10/23	$11,525	$9,774	$7,638	$12,795	$9,953
11/23	$12,079	$10,216	$8,093	$13,381	$10,529
12/23	$12,521	$10,608	$8,481	$13,875	$11,035
01/24	$12,552	$10,578	$8,273	$13,876	$10,905
02/24	$12,482	$10,429	$8,164	$13,914	$10,980
03/24	$12,591	$10,525	$8,191	$14,079	$11,189
04/24	$12,395	$10,259	$7,958	$13,937	$10,965
05/24	$12,594	$10,433	$8,022	$14,091	$11,164
06/24	$12,697	$10,532	$7,959	$14,223	$11,238
07/24	$12,964	$10,778	$8,226	$14,500	$11,443
08/24	$13,170	$10,933	$8,478	$14,734	$11,710
09/24	$13,339	$11,079	$8,644	$14,972	$11,920
10/24	$13,141	$10,805	$8,277	$14,887	$11,706
11/24	$13,293	$10,919	$8,267	$15,057	$11,845
12/24	$13,130	$10,740	$8,031	$14,991	$11,668
01/25	$13,240	$10,797	$8,066	$15,199	$11,811
02/25	$13,450	$11,035	$8,134	$15,300	$12,006
03/25	$13,417	$11,039	$8,217	$15,137	$11,941
04/25	$13,516	$11,082	$8,658	$15,137	$11,931
05/25	$13,552	$11,003	$8,626	$15,392	$12,033
06/25	$13,766	$11,172	$8,823	$15,676	$12,307
07/25	$13,738	$11,143	$8,579	$15,737	$12,452
08/25	$13,903	$11,276	$8,714	$15,933	$12,643
09/25	$13,985	$11,399	$8,753	$16,054	$12,847
10/25	$14,047	$11,470	$8,673	$16,085	$13,130
11/25	$14,110	$11,541	$8,672	$16,169	$13,169
12/25	$14,091	$11,524	$8,711	$16,273	$13,237
01/26	$14,122	$11,537	$8,853	$16,352	$13,311
02/26	$14,291	$11,726	$8,934	$16,382	$13,497
03/26	$14,076	$11,519	$8,558	$16,187	$13,086
04/26	$14,221	$11,532	$8,729	$16,461	$13,417
05/26	$14,300	$11,568	$8,767	$16,541	$13,527
06/26	$14,345	$11,596	$8,640	$16,578	$13,614
07/26	$14,230	$11,445	$8,633	$16,531	$13,404
08/26	$14,312	$11,489	$8,668	$16,692	$13,526

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	2.94	2.18	3.65
Bloomberg U.S. Aggregate Bond Index	1.89	(0.29)	1.40
FTSE Non-U.S. World Government Bond (All Maturities) Index – Unhedged	(0.54)	(4.32)	(1.42)
ICE BofA US Cash Pay High Yield Constrained Index	4.77	4.08	5.26
JPMorgan Emerging Markets Bond Index - Global	6.99	2.09	3.07

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 5,957,083,457
Holdings Count | Holding	1,262
Advisory Fees Paid, Amount	$ 32,956,876
InvestmentCompanyPortfolioTurnover	245.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$5,957,083,457
Total number of portfolio holdings	1,262
Management services fees (represents 0.55% of Fund average net assets)	$32,956,876
Portfolio turnover for the reporting period	245%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	59%

Holdings [Text Block]

Derivative Exposure

Table Summary
Long
Interest Rate Risk	36.9%
Credit Risk	0.8%
Short
Interest Rate Risk	29.5%
Credit Risk	2.8%

Asset Categories

Table Summary
Corporate Bonds & Notes	35.6%
Residential Mortgage-Backed Securities - Agency	26.3%
Senior Loans	19.7%
Foreign Government Obligations	9.5%
Asset-Backed Securities - Non-Agency	8.9%
Residential Mortgage-Backed Securities - Non-Agency	8.2%
Money Market Funds	4.1%
Other	1.8%

Material Fund Change [Text Block]
C000094661
Shareholder Report [Line Items]
Fund Name	Columbia Strategic Income Fund
Class Name	Class R
Trading Symbol	CSNRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Strategic Income Fund (the Fund) for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$119	1.18%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class R shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

High-yield corporate bonds | High-yield corporates were the largest contributor to the Fund’s relative performance during the period. Resilient issuer fundamentals and steady investor demand supported the sector, and its meaningful income advantage over Treasuries drove positive excess returns. The allocation added value relative to the benchmark, which has no exposure to below-investment-grade corporates.

Emerging market debt | Emerging market debt was the second-largest contributor to relative performance during the period, supported by improving sovereign and corporate credit conditions and strong demand for higher-yielding assets. The Fund's overweight allocation to the sector added value relative to the benchmark.

High-yield bank loans | Bank loans contributed positively to relative performance during the period, as elevated short-term interest rates and supportive credit conditions benefited the Fund's higher-income, floating-rate holdings. The allocation added value relative to the benchmark, which does not hold these securities.

Top Performance Detractors

Agency mortgage-backed securities | Agency mortgage-backed-securities (MBS) detracted most from the Fund’s performance relative to the benchmark, driven by the Fund's inverse interest-only (IIO) holdings, which are not held in the benchmark. Coupons on these securities move inversely to short-term rates, and they were pressured as the market repriced from expecting Federal Reserve rate cuts to the possibility of hikes. Agency MBS still contributed positively to absolute return.

Interest rate positioning | Interest rate positioning detracted from relative performance during the period, as yield curve positioning and implementation costs associated with the Fund’s interest rate derivatives weighed on relative results. Overall, interest rate factors still contributed positively to absolute return, as income from higher starting yields outweighed the price impact of rising Treasury yields.

Investment-grade corporate bonds | The Fund’s underweight allocation to investment-grade corporates detracted from relative performance, as the sector continued to generate positive returns despite historically tight spreads. The allocation also contributed positively to absolute return.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Strategic Income Fund Class R ($13,498)	Bloomberg U.S. Aggregate Bond Index ($11,489)	FTSE Non-U.S. World Government Bond (All Maturities) Index – Unhedged ($8,668)	ICE BofA US Cash Pay High Yield Constrained Index ($16,692)	JPMorgan Emerging Markets Bond Index - Global ($13,526)
08/16	$10,000	$10,000	$10,000	$10,000	$10,000
09/16	$10,005	$9,994	$10,104	$10,065	$10,034
10/16	$10,019	$9,918	$9,642	$10,095	$9,887
11/16	$9,902	$9,683	$9,097	$10,055	$9,475
12/16	$9,977	$9,697	$9,009	$10,252	$9,611
01/17	$10,065	$9,716	$9,137	$10,389	$9,749
02/17	$10,136	$9,781	$9,168	$10,552	$9,952
03/17	$10,156	$9,776	$9,191	$10,529	$9,986
04/17	$10,244	$9,851	$9,340	$10,648	$10,149
05/17	$10,298	$9,927	$9,553	$10,745	$10,233
06/17	$10,350	$9,917	$9,541	$10,756	$10,207
07/17	$10,436	$9,960	$9,803	$10,880	$10,274
08/17	$10,438	$10,049	$9,924	$10,878	$10,452
09/17	$10,497	$10,001	$9,786	$10,976	$10,450
10/17	$10,539	$10,007	$9,713	$11,018	$10,469
11/17	$10,530	$9,994	$9,931	$10,987	$10,441
12/17	$10,536	$10,040	$9,940	$11,019	$10,507
01/18	$10,597	$9,925	$10,258	$11,089	$10,487
02/18	$10,518	$9,830	$10,192	$10,984	$10,281
03/18	$10,492	$9,894	$10,379	$10,915	$10,320
04/18	$10,482	$9,820	$10,126	$10,988	$10,169
05/18	$10,473	$9,890	$9,893	$10,986	$10,059
06/18	$10,429	$9,878	$9,848	$11,025	$9,957
07/18	$10,526	$9,880	$9,809	$11,149	$10,163
08/18	$10,518	$9,944	$9,737	$11,229	$9,967
09/18	$10,546	$9,880	$9,633	$11,294	$10,144
10/18	$10,398	$9,802	$9,493	$11,109	$9,917
11/18	$10,378	$9,860	$9,517	$11,010	$9,878
12/18	$10,410	$10,041	$9,759	$10,769	$10,023
01/19	$10,713	$10,148	$9,950	$11,264	$10,465
02/19	$10,800	$10,142	$9,820	$11,454	$10,531
03/19	$10,923	$10,337	$9,907	$11,566	$10,684
04/19	$10,992	$10,339	$9,844	$11,728	$10,696
05/19	$11,006	$10,523	$9,976	$11,579	$10,758
06/19	$11,149	$10,655	$10,296	$11,863	$11,085
07/19	$11,219	$10,679	$10,224	$11,924	$11,213
08/19	$11,214	$10,955	$10,451	$11,972	$11,274
09/19	$11,229	$10,897	$10,285	$12,009	$11,233
10/19	$11,299	$10,930	$10,371	$12,038	$11,275
11/19	$11,330	$10,924	$10,193	$12,070	$11,257
12/19	$11,434	$10,917	$10,278	$12,320	$11,468
01/20	$11,464	$11,127	$10,390	$12,321	$11,667
02/20	$11,399	$11,327	$10,384	$12,131	$11,573
03/20	$10,264	$11,260	$10,084	$10,709	$10,120
04/20	$10,634	$11,460	$10,237	$11,116	$10,342
05/20	$11,025	$11,514	$10,286	$11,621	$10,935
06/20	$11,321	$11,586	$10,385	$11,729	$11,254
07/20	$11,676	$11,759	$10,916	$12,286	$11,670
08/20	$11,705	$11,665	$10,907	$12,409	$11,704
09/20	$11,663	$11,658	$10,861	$12,281	$11,511
10/20	$11,711	$11,606	$10,889	$12,337	$11,497
11/20	$12,048	$11,720	$11,135	$12,826	$11,928
12/20	$12,222	$11,736	$11,385	$13,072	$12,142
01/21	$12,279	$11,652	$11,225	$13,114	$11,995
02/21	$12,331	$11,484	$10,938	$13,157	$11,687
03/21	$12,291	$11,340	$10,654	$13,179	$11,566
04/21	$12,358	$11,430	$10,799	$13,323	$11,787
05/21	$12,396	$11,467	$10,932	$13,359	$11,915
06/21	$12,454	$11,548	$10,702	$13,540	$12,021
07/21	$12,472	$11,677	$10,900	$13,590	$12,086
08/21	$12,480	$11,655	$10,809	$13,665	$12,196
09/21	$12,426	$11,554	$10,491	$13,668	$11,957
10/21	$12,391	$11,551	$10,418	$13,644	$11,964
11/21	$12,302	$11,585	$10,353	$13,502	$11,791
12/21	$12,387	$11,555	$10,284	$13,761	$11,959
01/22	$12,196	$11,306	$10,048	$13,384	$11,613
02/22	$12,015	$11,180	$9,920	$13,262	$10,974
03/22	$11,850	$10,869	$9,551	$13,141	$10,851
04/22	$11,443	$10,457	$8,806	$12,663	$10,257
05/22	$11,395	$10,524	$8,789	$12,700	$10,276
06/22	$11,060	$10,359	$8,357	$11,837	$9,707
07/22	$11,428	$10,612	$8,534	$12,551	$10,017
08/22	$11,252	$10,313	$8,040	$12,247	$9,900
09/22	$10,713	$9,867	$7,525	$11,757	$9,299
10/22	$10,566	$9,739	$7,538	$12,095	$9,306
11/22	$10,986	$10,097	$7,994	$12,327	$9,953
12/22	$10,953	$10,052	$8,014	$12,234	$9,991
01/23	$11,383	$10,361	$8,298	$12,709	$10,302
02/23	$11,123	$10,093	$7,957	$12,545	$10,075
03/23	$11,307	$10,350	$8,312	$12,684	$10,215
04/23	$11,361	$10,412	$8,338	$12,806	$10,267
05/23	$11,241	$10,299	$8,093	$12,683	$10,176
06/23	$11,365	$10,262	$8,137	$12,888	$10,372
07/23	$11,458	$10,255	$8,205	$13,073	$10,539
08/23	$11,398	$10,189	$8,038	$13,112	$10,392
09/23	$11,220	$9,931	$7,717	$12,957	$10,099
10/23	$11,054	$9,774	$7,638	$12,795	$9,953
11/23	$11,579	$10,216	$8,093	$13,381	$10,529
12/23	$11,994	$10,608	$8,481	$13,875	$11,035
01/24	$12,018	$10,578	$8,273	$13,876	$10,905
02/24	$11,942	$10,429	$8,164	$13,914	$10,980
03/24	$12,048	$10,525	$8,191	$14,079	$11,189
04/24	$11,850	$10,259	$7,958	$13,937	$10,965
05/24	$12,034	$10,433	$8,022	$14,091	$11,164
06/24	$12,129	$10,532	$7,959	$14,223	$11,238
07/24	$12,375	$10,778	$8,226	$14,500	$11,443
08/24	$12,570	$10,933	$8,478	$14,734	$11,710
09/24	$12,720	$11,079	$8,644	$14,972	$11,920
10/24	$12,526	$10,805	$8,277	$14,887	$11,706
11/24	$12,666	$10,919	$8,267	$15,057	$11,845
12/24	$12,504	$10,740	$8,031	$14,991	$11,668
01/25	$12,599	$10,797	$8,066	$15,199	$11,811
02/25	$12,793	$11,035	$8,134	$15,300	$12,006
03/25	$12,756	$11,039	$8,217	$15,137	$11,941
04/25	$12,846	$11,082	$8,658	$15,137	$11,931
05/25	$12,874	$11,003	$8,626	$15,392	$12,033
06/25	$13,070	$11,172	$8,823	$15,676	$12,307
07/25	$13,038	$11,143	$8,579	$15,737	$12,452
08/25	$13,189	$11,276	$8,714	$15,933	$12,643
09/25	$13,263	$11,399	$8,753	$16,054	$12,847
10/25	$13,314	$11,470	$8,673	$16,085	$13,130
11/25	$13,365	$11,541	$8,672	$16,169	$13,169
12/25	$13,342	$11,524	$8,711	$16,273	$13,237
01/26	$13,363	$11,537	$8,853	$16,352	$13,311
02/26	$13,518	$11,726	$8,934	$16,382	$13,497
03/26	$13,310	$11,519	$8,558	$16,187	$13,086
04/26	$13,435	$11,532	$8,729	$16,461	$13,417
05/26	$13,507	$11,568	$8,767	$16,541	$13,527
06/26	$13,548	$11,596	$8,640	$16,578	$13,614
07/26	$13,424	$11,445	$8,633	$16,531	$13,404
08/26	$13,498	$11,489	$8,668	$16,692	$13,526

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class R	2.35	1.58	3.05
Bloomberg U.S. Aggregate Bond Index	1.89	(0.29)	1.40
FTSE Non-U.S. World Government Bond (All Maturities) Index – Unhedged	(0.54)	(4.32)	(1.42)
ICE BofA US Cash Pay High Yield Constrained Index	4.77	4.08	5.26
JPMorgan Emerging Markets Bond Index - Global	6.99	2.09	3.07

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 5,957,083,457
Holdings Count | Holding	1,262
Advisory Fees Paid, Amount	$ 32,956,876
InvestmentCompanyPortfolioTurnover	245.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$5,957,083,457
Total number of portfolio holdings	1,262
Management services fees (represents 0.55% of Fund average net assets)	$32,956,876
Portfolio turnover for the reporting period	245%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	59%

Holdings [Text Block]

Derivative Exposure

Table Summary
Long
Interest Rate Risk	36.9%
Credit Risk	0.8%
Short
Interest Rate Risk	29.5%
Credit Risk	2.8%

Asset Categories

Table Summary
Corporate Bonds & Notes	35.6%
Residential Mortgage-Backed Securities - Agency	26.3%
Senior Loans	19.7%
Foreign Government Obligations	9.5%
Asset-Backed Securities - Non-Agency	8.9%
Residential Mortgage-Backed Securities - Non-Agency	8.2%
Money Market Funds	4.1%
Other	1.8%

Material Fund Change [Text Block]
C000253710
Shareholder Report [Line Items]
Fund Name	Columbia Strategic Income Fund
Class Name	Class S
Trading Symbol	LSIDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Strategic Income Fund (the Fund) for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$69	0.68%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

High-yield corporate bonds | High-yield corporates were the largest contributor to the Fund’s relative performance during the period. Resilient issuer fundamentals and steady investor demand supported the sector, and its meaningful income advantage over Treasuries drove positive excess returns. The allocation added value relative to the benchmark, which has no exposure to below-investment-grade corporates.

Emerging market debt | Emerging market debt was the second-largest contributor to relative performance during the period, supported by improving sovereign and corporate credit conditions and strong demand for higher-yielding assets. The Fund's overweight allocation to the sector added value relative to the benchmark.

High-yield bank loans | Bank loans contributed positively to relative performance during the period, as elevated short-term interest rates and supportive credit conditions benefited the Fund's higher-income, floating-rate holdings. The allocation added value relative to the benchmark, which does not hold these securities.

Top Performance Detractors

Agency mortgage-backed securities | Agency mortgage-backed-securities (MBS) detracted most from the Fund’s performance relative to the benchmark, driven by the Fund's inverse interest-only (IIO) holdings, which are not held in the benchmark. Coupons on these securities move inversely to short-term rates, and they were pressured as the market repriced from expecting Federal Reserve rate cuts to the possibility of hikes. Agency MBS still contributed positively to absolute return.

Interest rate positioning | Interest rate positioning detracted from relative performance during the period, as yield curve positioning and implementation costs associated with the Fund’s interest rate derivatives weighed on relative results. Overall, interest rate factors still contributed positively to absolute return, as income from higher starting yields outweighed the price impact of rising Treasury yields.

Investment-grade corporate bonds | The Fund’s underweight allocation to investment-grade corporates detracted from relative performance, as the sector continued to generate positive returns despite historically tight spreads. The allocation also contributed positively to absolute return.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Strategic Income Fund Class S ($13,910)	Bloomberg U.S. Aggregate Bond Index ($11,489)	FTSE Non-U.S. World Government Bond (All Maturities) Index – Unhedged ($8,668)	ICE BofA US Cash Pay High Yield Constrained Index ($16,692)	JPMorgan Emerging Markets Bond Index - Global ($13,526)
08/16	$10,000	$10,000	$10,000	$10,000	$10,000
09/16	$10,023	$9,994	$10,104	$10,065	$10,034
10/16	$10,023	$9,918	$9,642	$10,095	$9,887
11/16	$9,908	$9,683	$9,097	$10,055	$9,475
12/16	$9,985	$9,697	$9,009	$10,252	$9,611
01/17	$10,076	$9,716	$9,137	$10,389	$9,749
02/17	$10,149	$9,781	$9,168	$10,552	$9,952
03/17	$10,171	$9,776	$9,191	$10,529	$9,986
04/17	$10,263	$9,851	$9,340	$10,648	$10,149
05/17	$10,319	$9,927	$9,553	$10,745	$10,233
06/17	$10,374	$9,917	$9,541	$10,756	$10,207
07/17	$10,480	$9,960	$9,803	$10,880	$10,274
08/17	$10,467	$10,049	$9,924	$10,878	$10,452
09/17	$10,528	$10,001	$9,786	$10,976	$10,450
10/17	$10,573	$10,007	$9,713	$11,018	$10,469
11/17	$10,567	$9,994	$9,931	$10,987	$10,441
12/17	$10,575	$10,040	$9,940	$11,019	$10,507
01/18	$10,638	$9,925	$10,258	$11,089	$10,487
02/18	$10,561	$9,830	$10,192	$10,984	$10,281
03/18	$10,536	$9,894	$10,379	$10,915	$10,320
04/18	$10,529	$9,820	$10,126	$10,988	$10,169
05/18	$10,522	$9,890	$9,893	$10,986	$10,059
06/18	$10,497	$9,878	$9,848	$11,025	$9,957
07/18	$10,579	$9,880	$9,809	$11,149	$10,163
08/18	$10,574	$9,944	$9,737	$11,229	$9,967
09/18	$10,605	$9,880	$9,633	$11,294	$10,144
10/18	$10,457	$9,802	$9,493	$11,109	$9,917
11/18	$10,439	$9,860	$9,517	$11,010	$9,878
12/18	$10,473	$10,041	$9,759	$10,769	$10,023
01/19	$10,783	$10,148	$9,950	$11,264	$10,465
02/19	$10,873	$10,142	$9,820	$11,454	$10,531
03/19	$11,000	$10,337	$9,907	$11,566	$10,684
04/19	$11,072	$10,339	$9,844	$11,728	$10,696
05/19	$11,089	$10,523	$9,976	$11,579	$10,758
06/19	$11,236	$10,655	$10,296	$11,863	$11,085
07/19	$11,309	$10,679	$10,224	$11,924	$11,213
08/19	$11,288	$10,955	$10,451	$11,972	$11,274
09/19	$11,324	$10,897	$10,285	$12,009	$11,233
10/19	$11,397	$10,930	$10,371	$12,038	$11,275
11/19	$11,412	$10,924	$10,193	$12,070	$11,257
12/19	$11,540	$10,917	$10,278	$12,320	$11,468
01/20	$11,572	$11,127	$10,390	$12,321	$11,667
02/20	$11,509	$11,327	$10,384	$12,131	$11,573
03/20	$10,377	$11,260	$10,084	$10,709	$10,120
04/20	$10,736	$11,460	$10,237	$11,116	$10,342
05/20	$11,135	$11,514	$10,286	$11,621	$10,935
06/20	$11,420	$11,586	$10,385	$11,729	$11,254
07/20	$11,802	$11,759	$10,916	$12,286	$11,670
08/20	$11,835	$11,665	$10,907	$12,409	$11,704
09/20	$11,784	$11,658	$10,861	$12,281	$11,511
10/20	$11,840	$11,606	$10,889	$12,337	$11,497
11/20	$12,181	$11,720	$11,135	$12,826	$11,928
12/20	$12,361	$11,736	$11,385	$13,072	$12,142
01/21	$12,421	$11,652	$11,225	$13,114	$11,995
02/21	$12,477	$11,484	$10,938	$13,157	$11,687
03/21	$12,439	$11,340	$10,654	$13,179	$11,566
04/21	$12,510	$11,430	$10,799	$13,323	$11,787
05/21	$12,551	$11,467	$10,932	$13,359	$11,915
06/21	$12,612	$11,548	$10,702	$13,540	$12,021
07/21	$12,629	$11,677	$10,900	$13,590	$12,086
08/21	$12,644	$11,655	$10,809	$13,665	$12,196
09/21	$12,592	$11,554	$10,491	$13,668	$11,957
10/21	$12,559	$11,551	$10,418	$13,644	$11,964
11/21	$12,471	$11,585	$10,353	$13,502	$11,791
12/21	$12,555	$11,555	$10,284	$13,761	$11,959
01/22	$12,367	$11,306	$10,048	$13,384	$11,613
02/22	$12,185	$11,180	$9,920	$13,262	$10,974
03/22	$12,019	$10,869	$9,551	$13,141	$10,851
04/22	$11,610	$10,457	$8,806	$12,663	$10,257
05/22	$11,564	$10,524	$8,789	$12,700	$10,276
06/22	$11,229	$10,359	$8,357	$11,837	$9,707
07/22	$11,603	$10,612	$8,534	$12,551	$10,017
08/22	$11,425	$10,313	$8,040	$12,247	$9,900
09/22	$10,881	$9,867	$7,525	$11,757	$9,299
10/22	$10,738	$9,739	$7,538	$12,095	$9,306
11/22	$11,165	$10,097	$7,994	$12,327	$9,953
12/22	$11,128	$10,052	$8,014	$12,234	$9,991
01/23	$11,576	$10,361	$8,298	$12,709	$10,302
02/23	$11,312	$10,093	$7,957	$12,545	$10,075
03/23	$11,498	$10,350	$8,312	$12,684	$10,215
04/23	$11,555	$10,412	$8,338	$12,806	$10,267
05/23	$11,441	$10,299	$8,093	$12,683	$10,176
06/23	$11,564	$10,262	$8,137	$12,888	$10,372
07/23	$11,662	$10,255	$8,205	$13,073	$10,539
08/23	$11,603	$10,189	$8,038	$13,112	$10,392
09/23	$11,428	$9,931	$7,717	$12,957	$10,099
10/23	$11,260	$9,774	$7,638	$12,795	$9,953
11/23	$11,796	$10,216	$8,093	$13,381	$10,529
12/23	$12,225	$10,608	$8,481	$13,875	$11,035
01/24	$12,251	$10,578	$8,273	$13,876	$10,905
02/24	$12,176	$10,429	$8,164	$13,914	$10,980
03/24	$12,282	$10,525	$8,191	$14,079	$11,189
04/24	$12,087	$10,259	$7,958	$13,937	$10,965
05/24	$12,272	$10,433	$8,022	$14,091	$11,164
06/24	$12,372	$10,532	$7,959	$14,223	$11,238
07/24	$12,628	$10,778	$8,226	$14,500	$11,443
08/24	$12,826	$10,933	$8,478	$14,734	$11,710
09/24	$12,984	$11,079	$8,644	$14,972	$11,920
10/24	$12,790	$10,805	$8,277	$14,887	$11,706
11/24	$12,937	$10,919	$8,267	$15,057	$11,845
12/24	$12,778	$10,740	$8,031	$14,991	$11,668
01/25	$12,883	$10,797	$8,066	$15,199	$11,811
02/25	$13,086	$11,035	$8,134	$15,300	$12,006
03/25	$13,053	$11,039	$8,217	$15,137	$11,941
04/25	$13,148	$11,082	$8,658	$15,137	$11,931
05/25	$13,182	$11,003	$8,626	$15,392	$12,033
06/25	$13,389	$11,172	$8,823	$15,676	$12,307
07/25	$13,361	$11,143	$8,579	$15,737	$12,452
08/25	$13,520	$11,276	$8,714	$15,933	$12,643
09/25	$13,597	$11,399	$8,753	$16,054	$12,847
10/25	$13,657	$11,470	$8,673	$16,085	$13,130
11/25	$13,723	$11,541	$8,672	$16,169	$13,169
12/25	$13,704	$11,524	$8,711	$16,273	$13,237
01/26	$13,733	$11,537	$8,853	$16,352	$13,311
02/26	$13,896	$11,726	$8,934	$16,382	$13,497
03/26	$13,687	$11,519	$8,558	$16,187	$13,086
04/26	$13,820	$11,532	$8,729	$16,461	$13,417
05/26	$13,895	$11,568	$8,767	$16,541	$13,527
06/26	$13,944	$11,596	$8,640	$16,578	$13,614
07/26	$13,826	$11,445	$8,633	$16,531	$13,404
08/26	$13,910	$11,489	$8,668	$16,692	$13,526

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class SFootnote Reference(a)	2.89	1.93	3.36
Bloomberg U.S. Aggregate Bond Index	1.89	(0.29)	1.40
FTSE Non-U.S. World Government Bond (All Maturities) Index – Unhedged	(0.54)	(4.32)	(1.42)
ICE BofA US Cash Pay High Yield Constrained Index	4.77	4.08	5.26
JPMorgan Emerging Markets Bond Index - Global	6.99	2.09	3.07

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 5,957,083,457
Holdings Count | Holding	1,262
Advisory Fees Paid, Amount	$ 32,956,876
InvestmentCompanyPortfolioTurnover	245.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$5,957,083,457
Total number of portfolio holdings	1,262
Management services fees (represents 0.55% of Fund average net assets)	$32,956,876
Portfolio turnover for the reporting period	245%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	59%

Holdings [Text Block]

Derivative Exposure

Table Summary
Long
Interest Rate Risk	36.9%
Credit Risk	0.8%
Short
Interest Rate Risk	29.5%
Credit Risk	2.8%

Asset Categories

Table Summary
Corporate Bonds & Notes	35.6%
Residential Mortgage-Backed Securities - Agency	26.3%
Senior Loans	19.7%
Foreign Government Obligations	9.5%
Asset-Backed Securities - Non-Agency	8.9%
Residential Mortgage-Backed Securities - Non-Agency	8.2%
Money Market Funds	4.1%
Other	1.8%

Material Fund Change [Text Block]
C000179757
Shareholder Report [Line Items]
Fund Name	Multi-Manager Alternative Strategies Fund
Class Name	Institutional Class
Trading Symbol	CZAMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Multi-Manager Alternative Strategies Fund (the Fund) for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Email	serviceinquiries@columbiathreadneedle.com
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$130	1.25%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Strategy | On an absolute basis, the managed futures strategy, which is quantitative and primarily employs a trend following approach, contributed strong gains for the Fund during the period. Unconstrained fixed-income allocations added to Fund performance, in large part because of accretive sector allocation.

Asset classes | Managers employing a managed futures strategy generated most of their returns across equity and commodity markets. While the long equity positioning globally was additive, Asian markets such as Taiwan and Japan performed best. Within commodities, long exposure to precious metals in late 2025, as well as energy markets in early 2026, drove performance. The significant precious metals rally was in part driven by the weakening U.S. dollar. Managers employing unconstrained fixed-income strategies delivered gains across high-yield corporates, investment-grade corporates and non-agency mortgage-backed securities.

Top Performance Detractors

Asset classes | Managers employing a managed futures strategy incurred modest absolute losses in the fixed-income markets in the absence of any sustained trends. The models’ exposure to the fixed income remained muted for most of the period. Managers employing an unconstrained fixed-income strategy were negatively impacted by their duration exposure as interest rates moved higher. Nevertheless, the losses were contained as the managers maintained below-average duration exposure.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Multi-Manager Alternative Strategies Fund Institutional Class ($12,664)	Bloomberg Global Aggregate Index ($10,348)	FTSE Three-Month U.S. Treasury Bill Index ($12,758)
08/16	$10,000	$10,000	$10,000
09/16	$9,979	$10,055	$10,002
10/16	$9,746	$9,776	$10,005
11/16	$9,619	$9,388	$10,007
12/16	$9,630	$9,344	$10,011
01/17	$9,672	$9,450	$10,014
02/17	$9,757	$9,494	$10,018
03/17	$9,640	$9,509	$10,023
04/17	$9,598	$9,616	$10,028
05/17	$9,598	$9,765	$10,034
06/17	$9,534	$9,756	$10,041
07/17	$9,545	$9,920	$10,049
08/17	$9,587	$10,019	$10,058
09/17	$9,587	$9,929	$10,067
10/17	$9,661	$9,891	$10,076
11/17	$9,672	$10,001	$10,085
12/17	$9,736	$10,035	$10,095
01/18	$9,842	$10,155	$10,106
02/18	$9,672	$10,065	$10,117
03/18	$9,619	$10,172	$10,130
04/18	$9,576	$10,009	$10,144
05/18	$9,534	$9,933	$10,159
06/18	$9,555	$9,889	$10,174
07/18	$9,566	$9,873	$10,191
08/18	$9,640	$9,883	$10,208
09/18	$9,619	$9,798	$10,225
10/18	$9,449	$9,688	$10,244
11/18	$9,407	$9,719	$10,263
12/18	$9,428	$9,915	$10,283
01/19	$9,493	$10,066	$10,304
02/19	$9,504	$10,008	$10,323
03/19	$9,654	$10,133	$10,344
04/19	$9,784	$10,103	$10,365
05/19	$9,751	$10,240	$10,387
06/19	$9,838	$10,467	$10,408
07/19	$9,924	$10,438	$10,428
08/19	$10,085	$10,650	$10,448
09/19	$9,988	$10,542	$10,466
10/19	$9,945	$10,612	$10,484
11/19	$9,945	$10,532	$10,500
12/19	$10,002	$10,593	$10,514
01/20	$10,035	$10,728	$10,529
02/20	$9,991	$10,801	$10,542
03/20	$9,738	$10,559	$10,555
04/20	$10,002	$10,766	$10,564
05/20	$10,079	$10,813	$10,568
06/20	$10,090	$10,909	$10,570
07/20	$10,277	$11,257	$10,571
08/20	$10,321	$11,240	$10,572
09/20	$10,244	$11,200	$10,573
10/20	$10,288	$11,210	$10,574
11/20	$10,420	$11,414	$10,575
12/20	$10,580	$11,567	$10,575
01/21	$10,591	$11,465	$10,576
02/21	$10,680	$11,268	$10,577
03/21	$10,713	$11,051	$10,577
04/21	$10,813	$11,191	$10,578
05/21	$10,902	$11,296	$10,578
06/21	$10,824	$11,196	$10,578
07/21	$10,747	$11,345	$10,578
08/21	$10,747	$11,298	$10,579
09/21	$10,735	$11,098	$10,579
10/21	$10,802	$11,071	$10,580
11/21	$10,580	$11,038	$10,580
12/21	$10,665	$11,023	$10,580
01/22	$10,609	$10,797	$10,581
02/22	$10,643	$10,669	$10,582
03/22	$10,879	$10,344	$10,583
04/22	$10,969	$9,777	$10,586
05/22	$10,935	$9,804	$10,591
06/22	$10,913	$9,489	$10,599
07/22	$10,913	$9,691	$10,610
08/22	$11,026	$9,308	$10,625
09/22	$11,127	$8,830	$10,646
10/22	$11,127	$8,769	$10,673
11/22	$10,992	$9,182	$10,703
12/22	$10,969	$9,232	$10,739
01/23	$11,054	$9,535	$10,779
02/23	$11,054	$9,218	$10,816
03/23	$10,957	$9,509	$10,860
04/23	$11,042	$9,551	$10,903
05/23	$10,993	$9,365	$10,949
06/23	$11,115	$9,364	$10,996
07/23	$11,187	$9,429	$11,046
08/23	$11,151	$9,300	$11,097
09/23	$11,139	$9,028	$11,147
10/23	$11,066	$8,920	$11,200
11/23	$11,151	$9,370	$11,251
12/23	$11,306	$9,759	$11,304
01/24	$11,344	$9,625	$11,357
02/24	$11,456	$9,504	$11,406
03/24	$11,667	$9,556	$11,459
04/24	$11,630	$9,315	$11,510
05/24	$11,717	$9,437	$11,564
06/24	$11,655	$9,451	$11,616
07/24	$11,717	$9,712	$11,670
08/24	$11,617	$9,941	$11,724
09/24	$11,779	$10,111	$11,775
10/24	$11,468	$9,772	$11,826
11/24	$11,580	$9,805	$11,873
12/24	$11,531	$9,595	$11,920
01/25	$11,620	$9,649	$11,966
02/25	$11,607	$9,787	$12,006
03/25	$11,518	$9,847	$12,051
04/25	$11,340	$10,137	$12,094
05/25	$11,366	$10,101	$12,139
06/25	$11,480	$10,292	$12,183
07/25	$11,493	$10,139	$12,228
08/25	$11,646	$10,286	$12,274
09/25	$11,824	$10,354	$12,317
10/25	$11,874	$10,327	$12,361
11/25	$11,951	$10,351	$12,402
12/25	$12,060	$10,378	$12,444
01/26	$12,270	$10,475	$12,484
02/26	$12,467	$10,593	$12,520
03/26	$12,284	$10,267	$12,559
04/26	$12,520	$10,395	$12,598
05/26	$12,572	$10,430	$12,638
06/26	$12,467	$10,356	$12,677
07/26	$12,480	$10,301	$12,717
08/26	$12,664	$10,348	$12,758

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional ClassFootnote Reference(a)Footnote Reference(b)	8.75	3.34	2.39
Bloomberg Global Aggregate Index	0.60	(1.74)	0.34
FTSE Three-Month U.S. Treasury Bill Index	3.95	3.82	2.47

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 616,045,563
Holdings Count | Holding	1,668
Advisory Fees Paid, Amount	$ 6,161,853
InvestmentCompanyPortfolioTurnover	165.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$616,045,563
Total number of portfolio holdings	1,668
Management services fees (represents 1.09% of Fund average net assets)	$6,161,853
Portfolio turnover for the reporting period	165%

Holdings [Text Block]

Derivative Exposure

Table Summary
Long
Foreign Exchange Risk	50.0%
Interest Rate Risk	13.7%
Equity Risk	13.0%
Commodity-Related Investment Risk	11.6%
Credit Risk	4.1%
Short
Interest Rate Risk	106.7%
Foreign Exchange Risk	33.3%
Credit Risk	7.3%
Equity Risk	2.0%
Commodity-Related Investment Risk	1.7%

Asset Categories

Table Summary
Corporate Bonds & Notes	31.4%
Money Market Funds	26.9%
Residential Mortgage-Backed Securities - Non-Agency	9.9%
Residential Mortgage-Backed Securities - Agency	6.4%
Foreign Government Obligations	5.8%
Asset-Backed Securities - Non-Agency	4.9%
Commercial Mortgage-Backed Securities - Non-Agency	4.4%
Senior Loans	3.3%
U.S. Treasury Obligations	2.3%
Other	2.8%
Corporate Bonds & Notes	(0.3%)

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Effective March 5, 2026, MidOcean Credit Fund Management, L.P. assumed day-to-day management of a portion of the Fund’s portfolio.

Material Fund Change Adviser [Text Block]	Effective March 5, 2026, MidOcean Credit Fund Management, L.P. assumed day-to-day management of a portion of the Fund’s portfolio.
Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
C000199958
Shareholder Report [Line Items]
Fund Name	Multi-Manager International Equity Strategies Fund
Class Name	Institutional Class
Trading Symbol	CMIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Multi-Manager International Equity Strategies Fund (the Fund) for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$101	0.91%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selection in Japan boosted the Fund’s benchmark relative performance during the annual period. From a sector perspective, selection within the information technology sector added to the Fund’s benchmark relative performance during the period.

Allocations | Out-of-benchmark allocations to both South Korea and Taiwan buoyed the Fund’s relative performance during the period, specifically securities held within the information technology sector.

Individual holdings | Positions in Kioxia, a Japan-based memory chip manufacturer; Samsung Electronics, a manufacturer of electronics and computer peripherals based in South Korea; Renesas Electronics, a Japan-based semiconductor manufacturer; Infineon Technologies, a German-based manufacturer of semiconductors for the automotive industry; and Taiwan Semiconductor Manufacturing Co., were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selection in the Netherlands and the United Kingdom detracted from the Fund’s benchmark relative performance during the period. From a sector perspective, selection within the consumer discretionary sector detracted from benchmark relative performance.

Allocations | An out-of-benchmark allocation to China and an overweight to the communication services sector detracted from relative performance during the period.

Individual holdings | Fund positions in Tencent, a China-based FinTech and provider of online and mobile games; Alstom, a France-based provider of main-line and urban transportation; and Carnival, an operator of cruise ships, were among the top detractors from relative performance during the period. No exposure to HSBC, a United Kingdom-based financial services company; and a relative underweight to ASML, a Netherlands-based manufacturer of semiconductor equipment, also detracted from relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Multi-Manager International Equity Strategies Fund Institutional Class ($20,825)	MSCI EAFE Index (Net) ($19,512)
05/17/18	$10,000	$10,000
05/31/18	$9,780	$9,707
06/30/18	$9,620	$9,588
07/31/18	$9,860	$9,825
08/31/18	$9,670	$9,635
09/30/18	$9,770	$9,718
10/31/18	$8,960	$8,945
11/30/18	$8,920	$8,934
12/31/18	$8,399	$8,500
01/31/19	$9,034	$9,059
02/28/19	$9,326	$9,289
03/31/19	$9,337	$9,348
04/30/19	$9,619	$9,611
05/31/19	$9,054	$9,149
06/30/19	$9,619	$9,692
07/31/19	$9,397	$9,569
08/31/19	$9,135	$9,321
09/30/19	$9,397	$9,588
10/31/19	$9,790	$9,933
11/30/19	$10,012	$10,045
12/31/19	$10,405	$10,371
01/31/20	$10,054	$10,155
02/29/20	$9,299	$9,237
03/31/20	$7,801	$8,004
04/30/20	$8,483	$8,521
05/31/20	$9,082	$8,892
06/30/20	$9,527	$9,195
07/31/20	$9,837	$9,409
08/31/20	$10,353	$9,893
09/30/20	$10,105	$9,636
10/31/20	$9,764	$9,251
11/30/20	$11,417	$10,685
12/31/20	$12,090	$11,182
01/31/21	$12,016	$11,063
02/28/21	$12,508	$11,311
03/31/21	$12,707	$11,571
04/30/21	$12,927	$11,919
05/31/21	$13,314	$12,308
06/30/21	$13,115	$12,169
07/31/21	$13,042	$12,261
08/31/21	$13,262	$12,477
09/30/21	$12,770	$12,115
10/31/21	$13,042	$12,413
11/30/21	$12,288	$11,835
12/31/21	$12,926	$12,441
01/31/22	$12,580	$11,840
02/28/22	$11,963	$11,631
03/31/22	$11,768	$11,705
04/30/22	$11,033	$10,948
05/31/22	$11,357	$11,030
06/30/22	$10,330	$10,007
07/31/22	$10,708	$10,505
08/31/22	$10,124	$10,006
09/30/22	$9,162	$9,070
10/31/22	$9,713	$9,558
11/30/22	$11,098	$10,635
12/31/22	$10,928	$10,643
01/31/23	$12,014	$11,505
02/28/23	$11,748	$11,265
03/31/23	$12,180	$11,544
04/30/23	$12,435	$11,870
05/31/23	$12,058	$11,368
06/30/23	$12,613	$11,885
07/31/23	$12,912	$12,270
08/31/23	$12,457	$11,800
09/30/23	$11,981	$11,397
10/31/23	$11,593	$10,935
11/30/23	$12,657	$11,949
12/31/23	$13,265	$12,584
01/31/24	$13,152	$12,657
02/29/24	$13,549	$12,888
03/31/24	$13,957	$13,312
04/30/24	$13,583	$12,971
05/31/24	$14,297	$13,474
06/30/24	$13,991	$13,256
07/31/24	$14,376	$13,645
08/31/24	$14,784	$14,089
09/30/24	$14,954	$14,219
10/31/24	$14,229	$13,446
11/30/24	$14,161	$13,369
12/31/24	$13,815	$13,065
01/31/25	$14,486	$13,752
02/28/25	$15,010	$14,019
03/31/25	$14,889	$13,962
04/30/25	$15,376	$14,602
05/31/25	$16,108	$15,270
06/30/25	$16,596	$15,606
07/31/25	$16,388	$15,387
08/31/25	$16,974	$16,043
09/30/25	$17,449	$16,350
10/31/25	$17,596	$16,543
11/30/25	$17,717	$16,645
12/31/25	$18,310	$17,145
01/31/26	$19,189	$18,039
02/28/26	$19,881	$18,874
03/31/26	$17,938	$16,932
04/30/26	$19,162	$18,193
05/31/26	$20,027	$18,751
06/30/26	$20,187	$18,764
07/31/26	$20,533	$19,131
08/31/26	$20,825	$19,512

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	Since Fund Inception
Institutional ClassFootnote Reference(a)	22.69	9.45	9.25
MSCI EAFE Index (Net)	21.62	9.35	8.40

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 3,024,459,911
Holdings Count | Holding	551
Advisory Fees Paid, Amount	$ 24,323,713
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$3,024,459,911
Total number of portfolio holdings	551
Management services fees (represents 0.77% of Fund average net assets)	$24,323,713
Portfolio turnover for the reporting period	50%

Holdings [Text Block]

Geographic Allocation

Table Summary
Japan	15.7%
United Kingdom	15.5%
France	11.5%
Germany	9.9%
Netherlands	5.2%
Switzerland	5.0%
United States	4.5%
China	4.5%
Italy	4.4%
Hong Kong	3.9%
Other	19.3%

Equity Sector Allocation

Table Summary
Financials	21.9%
Information Technology	17.0%
Industrials	16.7%
Health Care	11.2%
Consumer Discretionary	9.7%
Communication Services	6.1%
Consumer Staples	5.9%
Materials	4.9%
Energy	3.0%
Utilities	1.9%
Other	0.4%

Largest Holdings [Text Block]

Top Holdings

Table Summary
SAP SE	2.2%
ASML Holding NV	2.1%
Roche Holding Ag	2.0%
Tencent Holdings Ltd.	1.8%
Kering SA	1.8%
Rolls-Royce Holdings PLC	1.4%
BNP Paribas SA	1.2%
Reckitt Benckiser Group PLC	1.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	1.2%
Siemens AG, Registered Shares	1.2%

Material Fund Change [Text Block]
C000179756
Shareholder Report [Line Items]
Fund Name	Multi-Manager Small Cap Equity Strategies Fund
Class Name	Institutional Class
Trading Symbol	CZMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Multi-Manager Small Cap Equity Strategies Fund (the Fund) for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$105	0.97%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selection within the energy, financials and consumer staples sectors held up best during the period. Selection within the communication services sector also contributed positively to the Fund’s performance relative to the benchmark.

Allocations | Although overall sector allocation results detracted from relative performance, underweights to the real estate, utilities and materials sectors contributed positively over the period.

Individual holdings | Positions in Veradermics, a late clinical-stage biopharmaceutical company; Vicor Corporation, a manufacturer of modular power components and power-conversion systems; and Digi International, a provider of internet connectivity products, services and solutions, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Overall, selection results detracted from the Fund’s performance relative to the benchmark, lagging most within the information technology, industrials and health care sectors. Selection within the consumer discretionary and real estate sectors also detracted over the period.

Allocations | Overall, sector allocation results detracted from relative performance. The Fund’s underweight to the health care sector, particularly the biotechnology industry, was the largest detractor. An overweight to the consumer discretionary sector and an underweight to the energy sector, as well as a cash drag, also detracted over the period.

Individual holdings | An underweight to Bloom Energy, a provider of onsite power solutions using solid oxide fuel-cell technology, was the largest detractor relative to the benchmark over the period. Out-of-benchmark holdings FirstService, a provider of outsourced residential property management and other essential property services, and BlackLine, a provider of cloud software that automates financial close and accounting processes, were also among the Fund’s top relative detractors during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Multi-Manager Small Cap Equity Strategies Fund Institutional Class ($24,049)	Russell 3000® Index ($39,898)	Russell 2000® Index ($27,269)
08/16	$10,000	$10,000	$10,000
09/16	$10,127	$10,016	$10,111
10/16	$9,671	$9,799	$9,631
11/16	$10,784	$10,238	$10,705
12/16	$11,036	$10,437	$11,005
01/17	$11,066	$10,634	$11,048
02/17	$11,218	$11,029	$11,261
03/17	$11,172	$11,037	$11,276
04/17	$11,286	$11,154	$11,400
05/17	$11,165	$11,268	$11,168
06/17	$11,431	$11,370	$11,554
07/17	$11,575	$11,584	$11,640
08/17	$11,529	$11,606	$11,491
09/17	$12,289	$11,889	$12,209
10/17	$12,494	$12,149	$12,313
11/17	$12,783	$12,518	$12,668
12/17	$12,712	$12,643	$12,616
01/18	$12,999	$13,309	$12,946
02/18	$12,433	$12,819	$12,445
03/18	$12,589	$12,561	$12,606
04/18	$12,613	$12,609	$12,715
05/18	$13,384	$12,965	$13,487
06/18	$13,540	$13,050	$13,583
07/18	$13,868	$13,483	$13,820
08/18	$14,557	$13,956	$14,416
09/18	$14,163	$13,979	$14,069
10/18	$12,589	$12,950	$12,541
11/18	$12,777	$13,209	$12,740
12/18	$11,346	$11,980	$11,227
01/19	$12,527	$13,008	$12,490
02/19	$13,144	$13,466	$13,139
03/19	$12,880	$13,662	$12,864
04/19	$13,497	$14,208	$13,301
05/19	$12,377	$13,289	$12,267
06/19	$13,312	$14,222	$13,134
07/19	$13,400	$14,433	$13,209
08/19	$12,686	$14,139	$12,557
09/19	$12,968	$14,387	$12,818
10/19	$13,153	$14,697	$13,156
11/19	$13,709	$15,256	$13,698
12/19	$14,025	$15,696	$14,093
01/20	$13,635	$15,679	$13,641
02/20	$12,462	$14,395	$12,492
03/20	$9,744	$12,416	$9,778
04/20	$11,144	$14,060	$11,121
05/20	$11,935	$14,812	$11,845
06/20	$12,298	$15,151	$12,264
07/20	$12,762	$16,011	$12,603
08/20	$13,416	$17,171	$13,313
09/20	$12,944	$16,546	$12,868
10/20	$13,371	$16,188	$13,138
11/20	$15,598	$18,158	$15,560
12/20	$16,897	$18,975	$16,905
01/21	$17,289	$18,890	$17,756
02/21	$18,620	$19,481	$18,863
03/21	$18,912	$20,179	$19,052
04/21	$19,596	$21,219	$19,452
05/21	$19,523	$21,316	$19,493
06/21	$19,623	$21,842	$19,870
07/21	$19,322	$22,211	$19,153
08/21	$19,715	$22,845	$19,581
09/21	$19,359	$21,820	$19,004
10/21	$20,380	$23,295	$19,812
11/21	$19,623	$22,941	$18,987
12/21	$20,242	$23,844	$19,411
01/22	$18,540	$22,441	$17,542
02/22	$18,647	$21,876	$17,729
03/22	$18,637	$22,585	$17,950
04/22	$16,913	$20,558	$16,171
05/22	$17,031	$20,531	$16,195
06/22	$15,703	$18,813	$14,863
07/22	$17,138	$20,578	$16,415
08/22	$16,645	$19,810	$16,079
09/22	$15,072	$17,973	$14,538
10/22	$16,613	$19,447	$16,139
11/22	$17,202	$20,462	$16,516
12/22	$16,201	$19,264	$15,444
01/23	$17,769	$20,591	$16,949
02/23	$17,545	$20,110	$16,663
03/23	$16,696	$20,647	$15,867
04/23	$16,401	$20,867	$15,581
05/23	$16,095	$20,949	$15,437
06/23	$17,474	$22,379	$16,693
07/23	$18,394	$23,181	$17,713
08/23	$17,616	$22,734	$16,827
09/23	$16,637	$21,651	$15,837
10/23	$15,517	$21,077	$14,757
11/23	$16,837	$23,042	$16,092
12/23	$18,735	$24,265	$18,058
01/24	$18,133	$24,534	$17,356
02/24	$19,048	$25,862	$18,337
03/24	$19,687	$26,696	$18,994
04/24	$18,313	$25,521	$17,657
05/24	$18,952	$26,727	$18,543
06/24	$18,783	$27,554	$18,371
07/24	$20,422	$28,066	$20,238
08/24	$20,217	$28,677	$19,935
09/24	$20,217	$29,271	$20,075
10/24	$19,795	$29,056	$19,785
11/24	$21,988	$30,989	$21,955
12/24	$20,338	$30,041	$20,142
01/25	$20,945	$30,990	$20,670
02/25	$19,719	$30,396	$19,564
03/25	$18,244	$28,623	$18,233
04/25	$17,760	$28,431	$17,811
05/25	$18,702	$30,233	$18,763
06/25	$19,371	$31,769	$19,782
07/25	$19,446	$32,469	$20,126
08/25	$20,549	$33,220	$21,563
09/25	$20,388	$34,366	$22,234
10/25	$20,561	$35,103	$22,637
11/25	$20,784	$35,199	$22,854
12/25	$20,652	$35,192	$22,721
01/26	$21,622	$35,738	$23,937
02/26	$21,878	$35,568	$24,130
03/26	$20,746	$33,800	$22,923
04/26	$22,795	$37,248	$25,722
05/26	$23,415	$39,135	$26,846
06/26	$24,777	$39,015	$27,849
07/26	$24,237	$38,833	$27,005
08/26	$24,049	$39,898	$27,269

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional ClassFootnote Reference(a)Footnote Reference(b)	17.03	4.05	9.17
Russell 3000® Index	20.10	11.80	14.84
Russell 2000® Index	26.46	6.85	10.55

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 1,143,728,234
Holdings Count | Holding	770
Advisory Fees Paid, Amount	$ 11,435,429
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,143,728,234
Total number of portfolio holdings	770
Management services fees (represents 0.82% of Fund average net assets)	$11,435,429
Portfolio turnover for the reporting period	78%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Financials	18.7%
Industrials	13.8%
Health Care	12.0%
Consumer Discretionary	9.6%
Information Technology	9.3%
Energy	5.1%
Materials	3.7%
Real Estate	2.8%
Consumer Staples	2.2%
Communication Services	2.0%
Other	1.7%

Asset Categories

Table Summary
Common Stocks	80.9%
Exchange-Traded Equity Funds	18.5%
Other	0.4%

Largest Holdings [Text Block]

Top Holdings

Table Summary
iShares S&P Small-Cap 600 Growth ETF	18.5%
Bread Financial Holdings, Inc.	0.6%
Fluor Corp.	0.6%
JFrog Ltd.	0.5%
Commercial Metals Co.	0.5%
First BanCorp	0.5%
Southwest Gas Holdings, Inc.	0.5%
BankUnited, Inc.	0.5%
Rush Enterprises, Inc., Class A	0.5%
Andersons, Inc. (The)	0.4%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Effective August 21, 2026, Conestoga Capital Advisors, LLC no longer serves as a subadviser to the Fund. Effective on or about October 26, 2026, and November 30, 2026, Stephens Investment Management Group, LLC and Emerald Advisers, LLC each are assuming day-to-day management of a portion of the Fund’s portfolio, respectively. Additionally, effective on or about November 27, 2026, J.P. Morgan Investment Management Inc. no longer serves as a subadviser to the Fund. Effective August 21, 2026, the Fund's Principal Investment Strategies includes the ability to invest in exchange traded funds.

Material Fund Change Strategies [Text Block]	Effective August 21, 2026, the Fund's Principal Investment Strategies includes the ability to invest in exchange traded funds.
Material Fund Change Adviser [Text Block]	Effective August 21, 2026, Conestoga Capital Advisors, LLC no longer serves as a subadviser to the Fund. Effective on or about October 26, 2026, and November 30, 2026, Stephens Investment Management Group, LLC and Emerald Advisers, LLC each are assuming day-to-day management of a portion of the Fund’s portfolio, respectively. Additionally, effective on or about November 27, 2026, J.P. Morgan Investment Management Inc. no longer serves as a subadviser to the Fund.
Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
C000179755
Shareholder Report [Line Items]
Fund Name	Multi-Manager Total Return Bond Strategies Fund
Class Name	Institutional Class
Trading Symbol	CTRZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Multi-Manager Total Return Bond Strategies Fund (the Fund) for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$48	0.48%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocations | Positive contributions to the Fund’s performance relative to the benchmark were driven by overweight exposures to credit sectors. Non-benchmark sectors including high-yield bonds, non-agency mortgage-backed securities, collateralized loan obligations and emerging market bonds all contributed positively from an allocation perspective.

Security selection | Security selection was also a positive contributor to the Fund’s relative performance. Within investment-grade corporates, positioning favored financials and the banking sector contributed positively. Within industrials, issue selection within the healthcare and pharmaceutical sectors contributed, while in utilities, selections within electric utilities were the largest contributors.

Finally, issue selection in commercial mortgage-backed securities contributed positively.

Top Performance Detractors

Investment-grade corporates | The Fund’s underweight allocation to investment-grade corporate bonds detracted from relative performance as this was among the benchmark’s best-performing sectors during the period.

Government securities | Positioning within the Treasury sector detracted. Though an underweight allocation relative to the benchmark was a positive contributor, ongoing interest rate re-positioning using both Treasury bonds and derivatives detracted modestly.

Interest rate positioning | The Fund’s positioning with respect to interest rates detracted from performance relative to the benchmark over the period as interest rates rose. Positioning emphasized the front end of the yield curve where interest rates rose most sharply.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Multi-Manager Total Return Bond Strategies Fund Institutional Class ($11,729)	Bloomberg U.S. Aggregate Bond Index ($11,489)
08/16	$10,000	$10,000
09/16	$9,996	$9,994
10/16	$9,926	$9,918
11/16	$9,696	$9,683
12/16	$9,724	$9,697
01/17	$9,763	$9,716
02/17	$9,839	$9,781
03/17	$9,842	$9,776
04/17	$9,921	$9,851
05/17	$10,001	$9,927
06/17	$10,001	$9,917
07/17	$10,042	$9,960
08/17	$10,132	$10,049
09/17	$10,091	$10,001
10/17	$10,089	$10,007
11/17	$10,084	$9,994
12/17	$10,123	$10,040
01/18	$10,010	$9,925
02/18	$9,919	$9,830
03/18	$9,981	$9,894
04/18	$9,901	$9,820
05/18	$9,973	$9,890
06/18	$9,957	$9,878
07/18	$9,961	$9,880
08/18	$10,014	$9,944
09/18	$9,965	$9,880
10/18	$9,905	$9,802
11/18	$9,925	$9,860
12/18	$10,024	$10,041
01/19	$10,131	$10,148
02/19	$10,146	$10,142
03/19	$10,297	$10,337
04/19	$10,323	$10,339
05/19	$10,507	$10,523
06/19	$10,649	$10,655
07/19	$10,676	$10,679
08/19	$10,949	$10,955
09/19	$10,895	$10,897
10/19	$10,937	$10,930
11/19	$10,933	$10,924
12/19	$10,933	$10,917
01/20	$11,168	$11,127
02/20	$11,351	$11,327
03/20	$10,879	$11,260
04/20	$11,181	$11,460
05/20	$11,344	$11,514
06/20	$11,498	$11,586
07/20	$11,739	$11,759
08/20	$11,690	$11,665
09/20	$11,685	$11,658
10/20	$11,632	$11,606
11/20	$11,816	$11,720
12/20	$11,860	$11,736
01/21	$11,776	$11,652
02/21	$11,602	$11,484
03/21	$11,461	$11,340
04/21	$11,568	$11,430
05/21	$11,617	$11,467
06/21	$11,724	$11,548
07/21	$11,854	$11,677
08/21	$11,849	$11,655
09/21	$11,743	$11,554
10/21	$11,738	$11,551
11/21	$11,768	$11,585
12/21	$11,747	$11,555
01/22	$11,490	$11,306
02/22	$11,324	$11,180
03/22	$11,033	$10,869
04/22	$10,591	$10,457
05/22	$10,611	$10,524
06/22	$10,389	$10,359
07/22	$10,643	$10,612
08/22	$10,380	$10,313
09/22	$9,896	$9,867
10/22	$9,752	$9,739
11/22	$10,124	$10,097
12/22	$10,065	$10,052
01/23	$10,427	$10,361
02/23	$10,165	$10,093
03/23	$10,399	$10,350
04/23	$10,469	$10,412
05/23	$10,350	$10,299
06/23	$10,325	$10,262
07/23	$10,349	$10,255
08/23	$10,290	$10,189
09/23	$10,014	$9,931
10/23	$9,849	$9,774
11/23	$10,317	$10,216
12/23	$10,724	$10,608
01/24	$10,714	$10,578
02/24	$10,569	$10,429
03/24	$10,669	$10,525
04/24	$10,410	$10,259
05/24	$10,599	$10,433
06/24	$10,703	$10,532
07/24	$10,959	$10,778
08/24	$11,126	$10,933
09/24	$11,283	$11,079
10/24	$10,997	$10,805
11/24	$11,117	$10,919
12/24	$10,940	$10,740
01/25	$11,007	$10,797
02/25	$11,253	$11,035
03/25	$11,244	$11,039
04/25	$11,285	$11,082
05/25	$11,209	$11,003
06/25	$11,393	$11,172
07/25	$11,366	$11,143
08/25	$11,500	$11,276
09/25	$11,634	$11,399
10/25	$11,703	$11,470
11/25	$11,775	$11,541
12/25	$11,756	$11,524
01/26	$11,786	$11,537
02/26	$11,976	$11,726
03/26	$11,747	$11,519
04/26	$11,775	$11,532
05/26	$11,803	$11,568
06/26	$11,847	$11,596
07/26	$11,685	$11,445
08/26	$11,729	$11,489

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional ClassFootnote Reference(a)Footnote Reference(b)	1.99	(0.20)	1.61
Bloomberg U.S. Aggregate Bond Index	1.89	(0.29)	1.40

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 11,867,921,814
Holdings Count | Holding	3,855
Advisory Fees Paid, Amount	$ 56,218,021
InvestmentCompanyPortfolioTurnover	226.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$11,867,921,814
Total number of portfolio holdings	3,855
Management services fees (represents 0.44% of Fund average net assets)	$56,218,021
Portfolio turnover for the reporting period	226%

Holdings [Text Block]

Derivative Exposure

Table Summary
Long
Interest Rate Risk	29.3%
Foreign Exchange Risk	2.9%
Credit Risk	0.4%
Short
Interest Rate Risk	16.4%

Asset Categories

Table Summary
Corporate Bonds & Notes	27.5%
Residential Mortgage-Backed Securities - Agency	25.6%
U.S. Treasury Obligations	17.4%
Asset-Backed Securities - Non-Agency	12.2%
Commercial Mortgage-Backed Securities - Non-Agency	6.5%
Residential Mortgage-Backed Securities - Non-Agency	6.1%
Money Market Funds	5.8%
Foreign Government Obligations	3.2%
Senior Loans	1.1%
Other	0.7%

Material Fund Change [Text Block]
C000215205
Shareholder Report [Line Items]
Fund Name	Multisector Bond SMA Completion Portfolio
Trading Symbol	MBSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Multisector Bond SMA Completion Portfolio (the Fund) for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Multisector Bond SMA Completion Portfolio	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of the Fund for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

High-yield corporate bonds | High-yield corporates were the largest contributor to the Fund’s relative performance during the period. Resilient issuer fundamentals and steady investor demand supported the sector, and its meaningful income advantage over Treasuries drove positive excess returns. The allocation added value relative to the benchmark, which has no exposure to below-investment-grade corporates.

Emerging market debt | Emerging market debt was the second-largest contributor to relative performance during the period, supported by improving sovereign and corporate credit conditions and strong demand for higher-yielding assets. The Fund's overweight allocation to the sector added value relative to the benchmark.

High-yield bank loans | Bank loans contributed positively to relative performance during the period, as elevated short-term interest rates and supportive credit conditions benefited the Fund’s higher-income, floating-rate holdings. The allocation added value relative to the benchmark, which does not hold these securities.

Top Performance Detractors

Interest rate positioning | Interest rate positioning was the largest detractor from relative performance during the period. Negative convexity from the Fund’s agency mortgage-backed securities holdings and implementation costs associated with its interest rate derivatives weighed on relative results. Overall, interest rate factors still contributed positively to absolute return, as income from higher starting yields outweighed the price impact of rising Treasury yields.

Investment-grade corporate bonds | An underweight allocation to investment-grade corporates detracted from relative performance, as the sector performed well within the benchmark. The allocation still contributed positively to absolute return.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Multisector Bond SMA Completion Portfolio ($15,054)	Bloomberg U.S. Aggregate Bond Index ($10,587)
10/29/19	$10,000	$10,000
10/31/19	$10,000	$10,072
11/30/19	$10,050	$10,066
12/31/19	$10,152	$10,059
01/31/20	$10,043	$10,253
02/29/20	$9,853	$10,437
03/31/20	$9,193	$10,376
04/30/20	$9,263	$10,561
05/31/20	$9,504	$10,610
06/30/20	$9,474	$10,677
07/31/20	$9,640	$10,836
08/31/20	$9,884	$10,749
09/30/20	$9,778	$10,743
10/31/20	$9,833	$10,695
11/30/20	$10,316	$10,800
12/31/20	$10,420	$10,814
01/31/21	$10,431	$10,737
02/28/21	$10,612	$10,582
03/31/21	$10,777	$10,450
04/30/21	$10,822	$10,532
05/31/21	$10,843	$10,567
06/30/21	$10,812	$10,641
07/31/21	$10,704	$10,760
08/31/21	$10,765	$10,739
09/30/21	$10,749	$10,646
10/31/21	$10,735	$10,644
11/30/21	$10,582	$10,675
12/31/21	$10,744	$10,648
01/31/22	$10,684	$10,418
02/28/22	$10,623	$10,302
03/31/22	$10,614	$10,016
04/30/22	$10,473	$9,636
05/31/22	$10,491	$9,698
06/30/22	$10,278	$9,546
07/31/22	$10,338	$9,779
08/31/22	$10,096	$9,503
09/30/22	$9,848	$9,092
10/31/22	$10,097	$8,974
11/30/22	$10,788	$9,304
12/31/22	$10,671	$9,262
01/31/23	$11,170	$9,547
02/28/23	$10,863	$9,301
03/31/23	$11,084	$9,537
04/30/23	$11,127	$9,595
05/31/23	$11,082	$9,490
06/30/23	$11,284	$9,456
07/31/23	$11,430	$9,450
08/31/23	$11,366	$9,389
09/30/23	$11,162	$9,151
10/31/23	$10,979	$9,006
11/30/23	$11,705	$9,414
12/31/23	$12,210	$9,775
01/31/24	$12,309	$9,748
02/29/24	$12,174	$9,610
03/31/24	$12,396	$9,699
04/30/24	$12,072	$9,454
05/31/24	$12,372	$9,614
06/30/24	$12,451	$9,705
07/31/24	$12,841	$9,932
08/31/24	$13,059	$10,074
09/30/24	$13,311	$10,209
10/31/24	$12,980	$9,956
11/30/24	$13,284	$10,061
12/31/24	$13,168	$9,897
01/31/25	$13,269	$9,949
02/28/25	$13,482	$10,168
03/31/25	$13,430	$10,172
04/30/25	$13,455	$10,212
05/31/25	$13,625	$10,139
06/30/25	$13,959	$10,295
07/31/25	$13,958	$10,268
08/31/25	$14,207	$10,390
09/30/25	$14,392	$10,504
10/31/25	$14,505	$10,569
11/30/25	$14,623	$10,635
12/31/25	$14,617	$10,619
01/31/26	$14,676	$10,631
02/28/26	$14,812	$10,805
03/31/26	$14,419	$10,614
04/30/26	$14,828	$10,626
05/31/26	$15,002	$10,659
06/30/26	$15,113	$10,685
07/31/26	$14,909	$10,546
08/31/26	$15,054	$10,587

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	Since Fund Inception
Multisector Bond SMA Completion Portfolio	5.96	6.94	6.16
Bloomberg U.S. Aggregate Bond Index	1.89	(0.29)	0.84

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 111,122,240
Holdings Count | Holding	292
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	517.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$111,122,240
Total number of portfolio holdings	292
Management services fees (represents 0.0% of Fund average net assets)	$-
Portfolio turnover for the reporting period	517%

Holdings [Text Block]

Derivative Exposure

Table Summary
Long
Credit Risk	61.8%
Interest Rate Risk	23.9%
Short
Interest Rate Risk	4.1%

Asset Categories

Table Summary
Residential Mortgage-Backed Securities - Agency	45.3%
Senior Loans	27.5%
Money Market Funds	27.1%
Foreign Government Obligations	14.4%
Asset-Backed Securities - Non-Agency	11.6%
Residential Mortgage-Backed Securities - Non-Agency	6.9%
U.S. Treasury Obligations	2.1%
Other	0.8%

Material Fund Change [Text Block]
C000214277
Shareholder Report [Line Items]
Fund Name	Overseas SMA Completion Portfolio
Trading Symbol	OSCBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Overseas SMA Completion Portfolio (the Fund) for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Overseas SMA Completion Portfolio	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of the Fund for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials sector boosted the Fund’s performance relative to the benchmark during the period.

Allocations | A larger allocation to the information technology sector and smaller average allocations to the consumer staples and communication services sectors buoyed the Fund’s relative performance during the period.

Individual holdings | Positions in Mebuki Financial Group, a Japanese regional bank; BPER Banca, an Italian bank; Piraeus Bank, a Greek bank; Iyogin Holdings, a Japanese regional bank; and Macnica Holdings, a Japanese electronic component and semiconductor company, were top contributors to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the consumer discretionary, communication services and consumer staples sectors hurt the Fund’s performance relative to the benchmark during the period.

Allocations | Larger weightings in the consumer discretionary and real estate sectors and a smaller weighting in the financials sector detracted from the Fund’s relative performance.

Individual holdings | Fund positions in Sankyo, a Japanese pachinko machine maker; Nippon Television, a Japanese broadcasting company; Emaar Properties, a United Arab Emirates property developer; Shimamura, a Japanese clothing retailer; and MatsukiyoCocokara, a Japanese pharmacy chain, were top detractors from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Overseas SMA Completion Portfolio ($22,439)	MSCI EAFE Index (Net) ($20,227)	MSCI EAFE Value Index (Net) ($23,028)
09/12/19	$10,000	$10,000	$10,000
09/30/19	$9,925	$9,940	$9,961
10/31/19	$10,458	$10,297	$10,321
11/30/19	$10,767	$10,413	$10,362
12/31/19	$11,102	$10,751	$10,740
01/31/20	$10,823	$10,527	$10,352
02/29/20	$9,936	$9,575	$9,372
03/31/20	$7,908	$8,297	$7,712
04/30/20	$8,669	$8,833	$8,124
05/31/20	$9,083	$9,218	$8,371
06/30/20	$9,319	$9,532	$8,670
07/31/20	$9,573	$9,754	$8,687
08/31/20	$10,257	$10,255	$9,195
09/30/20	$9,961	$9,989	$8,773
10/31/20	$9,691	$9,590	$8,420
11/30/20	$11,178	$11,077	$10,014
12/31/20	$11,921	$11,592	$10,458
01/31/21	$11,981	$11,468	$10,376
02/28/21	$12,401	$11,726	$10,871
03/31/21	$13,018	$11,995	$11,236
04/30/21	$13,310	$12,356	$11,451
05/31/21	$13,738	$12,759	$11,848
06/30/21	$13,113	$12,615	$11,575
07/31/21	$13,104	$12,710	$11,546
08/31/21	$13,413	$12,935	$11,677
09/30/21	$12,718	$12,559	$11,463
10/31/21	$12,881	$12,868	$11,646
11/30/21	$11,981	$12,269	$10,945
12/31/21	$12,647	$12,897	$11,597
01/31/22	$12,528	$12,274	$11,718
02/28/22	$12,042	$12,057	$11,558
03/31/22	$11,849	$12,135	$11,636
04/30/22	$11,216	$11,350	$11,047
05/31/22	$11,391	$11,435	$11,319
06/30/22	$10,162	$10,374	$10,192
07/31/22	$10,473	$10,891	$10,404
08/31/22	$10,134	$10,373	$10,053
09/30/22	$9,364	$9,403	$9,152
10/31/22	$9,786	$9,909	$9,742
11/30/22	$10,996	$11,025	$10,813
12/31/22	$11,200	$11,034	$10,949
01/31/23	$11,982	$11,927	$11,795
02/28/23	$11,591	$11,678	$11,629
03/31/23	$11,648	$11,968	$11,599
04/30/23	$12,077	$12,305	$11,973
05/31/23	$11,477	$11,785	$11,328
06/30/23	$11,772	$12,321	$11,965
07/31/23	$12,192	$12,720	$12,509
08/31/23	$11,839	$12,232	$12,138
09/30/23	$11,410	$11,815	$12,035
10/31/23	$11,067	$11,336	$11,506
11/30/23	$12,106	$12,388	$12,418
12/31/23	$12,886	$13,046	$13,024
01/31/24	$12,563	$13,121	$13,016
02/29/24	$12,422	$13,361	$13,039
03/31/24	$12,805	$13,801	$13,608
04/30/24	$12,574	$13,447	$13,469
05/31/24	$13,310	$13,968	$14,000
06/30/24	$12,856	$13,742	$13,610
07/31/24	$13,703	$14,146	$14,248
08/31/24	$14,187	$14,606	$14,613
09/30/24	$14,449	$14,740	$14,820
10/31/24	$13,582	$13,939	$14,124
11/30/24	$14,136	$13,860	$14,015
12/31/24	$13,673	$13,545	$13,765
01/31/25	$14,263	$14,256	$14,467
02/28/25	$14,584	$14,533	$15,006
03/31/25	$15,164	$14,474	$15,356
04/30/25	$15,925	$15,137	$15,979
05/31/25	$16,783	$15,830	$16,620
06/30/25	$17,373	$16,179	$16,909
07/31/25	$17,737	$15,951	$16,953
08/31/25	$18,799	$16,632	$17,923
09/30/25	$19,131	$16,950	$18,159
10/31/25	$18,970	$17,149	$18,297
11/30/25	$19,796	$17,256	$18,794
12/31/25	$20,122	$17,773	$19,580
01/31/26	$21,137	$18,701	$20,696
02/28/26	$22,130	$19,566	$21,922
03/31/26	$19,824	$17,553	$19,971
04/30/26	$20,817	$18,860	$21,182
05/31/26	$20,685	$19,439	$21,618
06/30/26	$20,365	$19,452	$21,466
07/31/26	$21,270	$19,833	$22,700
08/31/26	$22,439	$20,227	$23,028

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	Since Fund Inception
Overseas SMA Completion Portfolio	19.36	10.84	12.29
MSCI EAFE Index (Net)	21.62	9.35	10.64
MSCI EAFE Value Index (Net)	28.49	14.55	12.71

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 22,625,341
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$22,625,341
Total number of portfolio holdings	44
Management services fees (represents 0.0% of Fund average net assets)	$-
Portfolio turnover for the reporting period	38%

Holdings [Text Block]

Geographic Allocation

Table Summary
Japan	42.1%
Italy	10.3%
Greece	5.7%
Netherlands	4.5%
United Kingdom	3.8%
Singapore	3.3%
Poland	3.0%
Norway	3.0%
Canada	2.7%
Jersey	2.7%
Other	18.8%

Equity Sector Allocation

Table Summary
Financials	33.7%
Industrials	15.1%
Information Technology	12.0%
Consumer Discretionary	9.5%
Consumer Staples	7.3%
Energy	4.7%
Health Care	4.6%
Materials	4.3%
Real Estate	3.6%
Communication Services	3.1%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Piraeus Bank SA	5.7%
Mebuki Financial Group, Inc.	5.5%
BPER Banca SPA	5.3%
ASR Nederland NV	4.5%
Toyota Tsusho Corp.	4.1%
TP Icap Group PLC	3.8%
Tokyo Tatemono Co., Ltd.	3.6%
Daiwabo Holdings Co., Ltd.	3.3%
Venture Corp., Ltd.	3.3%
Macnica Holdings, Inc.	3.3%

Material Fund Change [Text Block]